UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Total Market Index Fund

November 30, 2017

STI-QTLY-0118
1.810711.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.4%
Adient PLC	159,281	$12,465,331
American Axle & Manufacturing Holdings, Inc. (a)	171,619	3,080,561
Autoliv, Inc.	151,190	19,340,225
BorgWarner, Inc.	350,359	19,507,989
Clean Diesel Technologies, Inc. (a)(b)	8,475	17,628
Cooper Tire & Rubber Co.	91,978	3,380,192
Cooper-Standard Holding, Inc. (a)	32,523	4,100,175
Dana Holding Corp.	235,295	7,774,147
Delphi Automotive PLC	460,570	48,207,862
Dorman Products, Inc. (a)	55,243	3,773,649
Fox Factory Holding Corp. (a)	67,039	2,614,521
Gentex Corp.	483,427	9,900,585
Gentherm, Inc. (a)	58,309	2,099,124
Hertz Global Holdings, Inc. (a)(b)	142,032	2,691,506
Horizon Global Corp. (a)	41,718	588,224
LCI Industries	43,682	5,717,974
Lear Corp.	119,894	21,687,626
Modine Manufacturing Co. (a)	88,001	2,015,223
Motorcar Parts of America, Inc. (a)	32,435	845,256
Shiloh Industries, Inc. (a)	23,634	201,834
Standard Motor Products, Inc.	32,576	1,472,761
Stoneridge, Inc. (a)	43,907	1,001,958
Strattec Security Corp.	4,334	191,129
Superior Industries International, Inc.	39,790	664,493
Sypris Solutions, Inc. (a)	16,848	26,114
Tenneco, Inc.	96,642	5,741,501
The Goodyear Tire & Rubber Co.	424,185	13,730,868
Tower International, Inc.	31,785	1,023,477
UQM Technologies, Inc. (a)(b)	38,648	59,131
Visteon Corp. (a)	57,388	7,557,426
VOXX International Corp. (a)(b)	39,260	265,005
Workhorse Group, Inc. (a)(b)	43,808	123,539
		201,867,034
Automobiles - 0.6%
Ford Motor Co.	6,679,951	83,632,987
General Motors Co.	2,352,167	101,354,876
Harley-Davidson, Inc. (b)	295,888	14,853,578
REV Group, Inc.	43,502	1,188,040
Tesla, Inc. (a)(b)	227,955	70,403,902
Thor Industries, Inc.	83,349	12,798,239
Winnebago Industries, Inc.	45,507	2,491,508
		286,723,130
Distributors - 0.1%
Core-Mark Holding Co., Inc.	75,278	2,496,218
Educational Development Corp. (b)	2,866	39,981
Genuine Parts Co.	259,367	24,113,350
LKQ Corp. (a)	538,255	21,218,012
Pool Corp.	71,179	8,942,930
Weyco Group, Inc.	5,169	145,817
		56,956,308
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	24,607	660,698
Ascent Capital Group, Inc. (a)(b)	16,905	203,536
Bridgepoint Education, Inc. (a)	27,580	251,805
Bright Horizons Family Solutions, Inc. (a)	90,205	8,023,735
Cambium Learning Group, Inc. (a)	12,514	74,083
Capella Education Co.	20,930	1,785,329
Career Education Corp. (a)	109,234	1,449,535
Carriage Services, Inc.	24,048	616,110
Chegg, Inc. (a)(b)	135,548	2,061,685
Collectors Universe, Inc.	6,416	185,358
DeVry, Inc. (b)	101,372	4,201,869
Graham Holdings Co.	8,772	5,114,953
Grand Canyon Education, Inc. (a)	82,727	7,855,756
H&R Block, Inc.	357,823	9,367,806
Houghton Mifflin Harcourt Co. (a)	170,821	1,665,505
K12, Inc. (a)	59,099	977,497
Laureate Education, Inc. Class A	104,594	1,425,616
Liberty Tax, Inc.	8,571	102,423
Lincoln Educational Services Corp. (a)	15,671	34,163
National American University Holdings, Inc.	5,378	8,712
Regis Corp. (a)	52,945	844,473
Service Corp. International	317,953	11,748,363
ServiceMaster Global Holdings, Inc. (a)	236,280	11,549,366
Sotheby's Class A (Ltd. vtg.) (a)(b)	77,436	3,990,277
Strayer Education, Inc.	17,939	1,780,087
Universal Technical Institute, Inc. (a)	29,419	108,262
Weight Watchers International, Inc. (a)(b)	50,480	2,224,654
		78,311,656
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	423,578	18,044,423
Belmond Ltd. Class A (a)	147,743	1,832,013
BFC Financial Corp. Class A	157,194	1,287,419
Biglari Holdings, Inc. (a)	2,475	848,925
BJ's Restaurants, Inc.	35,904	1,283,568
Bloomin' Brands, Inc. (b)	181,456	3,895,860
Bojangles', Inc. (a)(b)	24,608	330,978
Boyd Gaming Corp.	147,259	4,696,090
Bravo Brio Restaurant Group, Inc. (a)	12,451	26,770
Brinker International, Inc.	77,201	2,835,593
Buffalo Wild Wings, Inc. (a)	29,848	4,654,796
Caesars Entertainment Corp. (a)	244,825	3,243,931
Carnival Corp.	714,595	46,906,016
Carrols Restaurant Group, Inc. (a)	61,598	816,174
Century Casinos, Inc. (a)	28,742	260,115
Chipotle Mexican Grill, Inc. (a)(b)	49,526	15,075,219
Choice Hotels International, Inc.	66,238	5,199,683
Churchill Downs, Inc.	21,995	5,168,825
Chuy's Holdings, Inc. (a)(b)	26,361	656,389
Cracker Barrel Old Country Store, Inc. (b)	40,400	6,315,732
Darden Restaurants, Inc.	217,553	18,344,069
Dave & Buster's Entertainment, Inc. (a)	67,484	3,578,677
Del Frisco's Restaurant Group, Inc. (a)	37,615	547,298
Del Taco Restaurants, Inc. (a)	75,328	925,028
Denny's Corp. (a)	117,334	1,589,876
DineEquity, Inc. (b)	36,646	1,680,952
Domino's Pizza, Inc.	75,392	14,034,975
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,568
Dover Motorsports, Inc.	9,993	19,486
Drive Shack, Inc. (b)	86,128	532,271
Dunkin' Brands Group, Inc.	155,091	9,258,933
El Pollo Loco Holdings, Inc. (a)(b)	42,298	446,244
Eldorado Resorts, Inc. (a)	110,052	3,367,591
Empire Resorts, Inc. (a)(b)	4,022	105,578
Extended Stay America, Inc. unit	338,299	5,910,084
Famous Dave's of America, Inc. (a)(b)	7,623	36,972
Fiesta Restaurant Group, Inc. (a)(b)	50,677	957,795
Fogo de Chao, Inc. (a)	21,909	255,240
Golden Entertainment, Inc. (a)	12,680	435,178
Good Times Restaurants, Inc. (a)	7,939	19,451
Habit Restaurants, Inc. Class A (a)(b)	36,946	345,445
Hilton Grand Vacations, Inc.	107,778	4,307,887
Hilton Worldwide Holdings, Inc.	350,021	27,147,629
Hyatt Hotels Corp. Class A (a)	85,165	6,162,539
ILG, Inc.	190,126	5,340,639
International Speedway Corp. Class A	44,736	1,845,360
J. Alexanders Holdings, Inc. (a)	20,559	208,674
Jack in the Box, Inc.	50,437	5,220,734
Jamba, Inc. (a)(b)	19,136	163,996
Kona Grill, Inc. (a)(b)	8,466	18,414
La Quinta Holdings, Inc. (a)	128,968	2,296,920
Las Vegas Sands Corp.	636,165	44,079,873
Lindblad Expeditions Holdings (a)	22,275	228,542
Luby's, Inc. (a)	14,614	40,773
Marcus Corp.	30,096	845,698
Marriott International, Inc. Class A	538,737	68,419,599
Marriott Vacations Worldwide Corp. (b)	42,588	5,717,439
McDonald's Corp.	1,403,995	241,445,020
MGM Mirage, Inc.	896,079	30,574,215
Monarch Casino & Resort, Inc. (a)	16,794	788,142
Nathan's Famous, Inc.	3,561	337,583
Noodles & Co. (a)(b)	28,579	144,324
Norwegian Cruise Line Holdings Ltd. (a)	304,314	16,481,646
Papa John's International, Inc. (b)	42,981	2,512,669
Papa Murphy's Holdings, Inc. (a)	22,690	147,258
Penn National Gaming, Inc. (a)(b)	158,816	4,567,548
Pinnacle Entertainment, Inc. (a)	94,638	2,903,494
Planet Fitness, Inc.	146,994	4,758,196
Playa Hotels & Resorts NV	140,860	1,498,750
Potbelly Corp. (a)	30,614	393,390
Rave Restaurant Group, Inc. (a)(b)	9,079	14,890
RCI Hospitality Holdings, Inc.	15,482	509,822
Red Lion Hotels Corp. (a)	6,989	63,250
Red Robin Gourmet Burgers, Inc. (a)(b)	21,139	1,107,684
Red Rock Resorts, Inc.	129,298	3,988,843
Royal Caribbean Cruises Ltd.	296,901	36,780,096
Ruby Tuesday, Inc. (a)	88,086	210,526
Ruth's Hospitality Group, Inc.	51,983	1,115,035
Scientific Games Corp. Class A (a)	89,331	4,703,277
SeaWorld Entertainment, Inc. (a)(b)	103,555	1,216,771
Shake Shack, Inc. Class A (a)(b)	35,538	1,460,612
Six Flags Entertainment Corp.	140,263	9,176,005
Sonic Corp. (b)	74,649	1,905,042
Speedway Motorsports, Inc.	23,497	453,492
Starbucks Corp.	2,504,896	144,833,087
Texas Roadhouse, Inc. Class A	113,067	5,774,332
The Cheesecake Factory, Inc. (b)	75,769	3,715,712
Town Sports International Holdings, Inc. (a)	22,025	132,150
U.S. Foods Holding Corp. (a)	236,493	6,886,676
Vail Resorts, Inc.	69,461	15,639,839
Wendy's Co.	328,867	4,896,830
Wingstop, Inc.	55,195	2,163,092
Wyndham Worldwide Corp.	177,047	19,898,312
Wynn Resorts Ltd.	138,056	21,823,892
Yum! Brands, Inc.	592,166	49,428,096
Zoe's Kitchen, Inc. (a)(b)	27,188	434,464
		1,002,700,008
Household Durables - 0.6%
AV Homes, Inc. (a)(b)	12,051	221,136
Bassett Furniture Industries, Inc.	15,479	594,394
Beazer Homes U.S.A., Inc. (a)	65,476	1,385,472
CalAtlantic Group, Inc.	137,770	7,720,631
Cavco Industries, Inc. (a)	13,938	2,134,605
Century Communities, Inc. (a)	33,155	1,039,409
Comstock Holding Companies, Inc. (a)	1,496	2,259
CSS Industries, Inc.	16,118	439,216
D.R. Horton, Inc.	588,321	30,004,371
Dixie Group, Inc. (a)	11,105	44,975
Emerson Radio Corp. (a)	23,724	33,451
Ethan Allen Interiors, Inc. (b)	53,577	1,575,164
Flexsteel Industries, Inc.	9,186	477,672
Garmin Ltd. (b)	197,296	12,248,136
GoPro, Inc. Class A (a)(b)	180,736	1,543,485
Green Brick Partners, Inc. (a)(b)	37,398	450,646
Hamilton Beach Brands Holding Co. Class B	7,854	224,467
Helen of Troy Ltd. (a)	48,961	4,377,113
Hooker Furniture Corp.	17,507	875,350
Hovnanian Enterprises, Inc. Class A (a)	177,163	504,915
Installed Building Products, Inc. (a)	34,760	2,678,258
iRobot Corp. (a)(b)	46,436	3,186,438
KB Home	197,346	6,188,771
Koss Corp. (a)	2,669	4,484
La-Z-Boy, Inc.	79,546	2,617,063
Leggett & Platt, Inc.	221,974	10,708,026
Lennar Corp.:
Class A (b)	361,788	22,713,051
Class B	7,235	371,300
LGI Homes, Inc. (a)(b)	30,018	2,107,564
Libbey, Inc.	30,735	208,691
Lifetime Brands, Inc.	14,046	254,233
M.D.C. Holdings, Inc.	74,685	2,675,217
M/I Homes, Inc.	47,612	1,724,031
Meritage Homes Corp. (a)	64,418	3,539,769
Mohawk Industries, Inc. (a)	107,436	30,362,488
New Home Co. LLC (a)	17,775	204,946
Newell Brands, Inc.	842,457	26,090,893
Nova LifeStyle, Inc. (a)(b)	26,136	53,317
NVR, Inc. (a)	5,916	20,558,100
PICO Holdings, Inc.	33,668	441,051
PulteGroup, Inc.	477,718	16,304,515
Skyline Corp. (a)	21,741	265,675
Stanley Furniture Co., Inc.	5,699	4,844
Taylor Morrison Home Corp. (a)	166,089	4,012,710
Tempur Sealy International, Inc. (a)(b)	77,783	4,504,414
Toll Brothers, Inc.	253,725	12,769,979
TopBuild Corp. (a)	72,015	4,896,300
TRI Pointe Homes, Inc. (a)(b)	267,734	4,851,340
Tupperware Brands Corp.	86,145	5,437,472
Turtle Beach Corp. (a)(b)	6,672	3,469
Universal Electronics, Inc. (a)	25,010	1,328,031
Vuzix Corp. (a)(b)	22,003	135,318
Whirlpool Corp. (b)	126,716	21,360,516
William Lyon Homes, Inc. (a)	35,265	1,052,308
Zagg, Inc. (a)	47,415	969,637
		280,481,086
Internet & Direct Marketing Retail - 2.5%
1-800-FLOWERS.com, Inc. Class A (a)	52,658	539,745
Amazon.com, Inc. (a)	691,777	814,048,585
Blue Apron Holdings, Inc. Class A (b)	44,602	133,360
Duluth Holdings, Inc. (a)(b)	12,299	233,558
EVINE Live, Inc. (a)	71,405	103,537
Expedia, Inc.	210,251	25,755,748
FTD Companies, Inc. (a)	25,393	171,149
Gaia, Inc. Class A (a)	12,609	160,765
Groupon, Inc. (a)(b)	700,384	3,950,166
HSN, Inc.	58,131	2,363,025
Lands' End, Inc. (a)(b)	26,352	321,494
Liberty Expedia Holdings, Inc.	99,495	4,485,235
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	144,556	8,067,670
Series A (a)	751,358	18,333,135
Liberty TripAdvisor Holdings, Inc. (a)	119,998	1,121,981
Netflix, Inc. (a)	747,167	140,153,586
NutriSystem, Inc.	50,522	2,563,992
Overstock.com, Inc. (a)(b)	24,847	1,170,294
PetMed Express, Inc.	32,292	1,270,690
Priceline Group, Inc. (a)	84,540	147,075,083
Shutterfly, Inc. (a)(b)	54,203	2,394,689
TripAdvisor, Inc. (a)(b)	187,324	6,485,157
U.S. Auto Parts Network, Inc. (a)	5,048	11,913
Wayfair LLC Class A (a)(b)	75,406	5,277,666
		1,186,192,223
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)(b)	96,497	1,353,853
Brunswick Corp.	157,212	8,701,684
Callaway Golf Co.	178,654	2,592,270
Clarus Corp. (a)	32,583	250,889
Escalade, Inc.	7,022	95,499
Hasbro, Inc.	195,987	18,230,711
JAKKS Pacific, Inc. (a)(b)	19,661	48,169
Johnson Outdoors, Inc. Class A	8,158	596,676
Malibu Boats, Inc. Class A (a)	36,393	1,137,645
Marine Products Corp.	11,741	176,585
Mattel, Inc. (b)	607,515	11,087,149
MCBC Holdings, Inc. (a)	21,350	503,860
Nautilus, Inc. (a)	46,907	614,482
Polaris Industries, Inc.	100,575	12,774,031
Sturm, Ruger & Co., Inc. (b)	33,314	1,823,942
Summer Infant, Inc. (a)	32,605	48,908
Vista Outdoor, Inc. (a)(b)	94,769	1,365,621
		61,401,974
Media - 2.7%
A.H. Belo Corp. Class A	22,177	105,341
AMC Entertainment Holdings, Inc. Class A (b)	98,115	1,398,139
AMC Networks, Inc. Class A (a)(b)	101,098	5,210,591
Ballantyne of Omaha, Inc. (a)	17,964	84,431
Cable One, Inc.	8,311	5,708,078
CBS Corp. Class B	648,125	36,333,888
Central European Media Enterprises Ltd. Class A (a)(b)	116,862	578,467
Charter Communications, Inc. Class A (a)	348,182	113,580,450
Cinedigm Corp. (a)	5,614	8,421
Cinemark Holdings, Inc.	176,432	6,370,960
Clear Channel Outdoor Holding, Inc. Class A	57,659	270,997
Comcast Corp. Class A	8,154,007	306,101,423
Daily Journal Corp. (a)	644	151,746
Discovery Communications, Inc.:
Class A (a)(b)	247,368	4,704,939
Class C (non-vtg.) (a)(b)	376,024	6,798,514
DISH Network Corp. Class A (a)	394,413	19,977,018
E.W. Scripps Co. Class A (a)(b)	104,171	1,569,857
Emmis Communications Corp. Class A (a)	1,993	7,274
Entercom Communications Corp. Class A	234,454	2,719,666
Entravision Communication Corp. Class A	112,796	795,212
Gannett Co., Inc.	225,017	2,578,695
Global Eagle Entertainment, Inc. (a)(b)	84,431	230,497
Gray Television, Inc. (a)(b)	109,585	1,578,024
Harte-Hanks, Inc. (a)	45,482	44,618
Hemisphere Media Group, Inc. (a)	10,964	122,797
Insignia Systems, Inc.	5,038	7,960
Interpublic Group of Companies, Inc.	672,240	13,296,907
John Wiley & Sons, Inc. Class A	79,959	4,729,575
Lee Enterprises, Inc. (a)(b)	58,988	138,622
Liberty Broadband Corp.:
Class A (a)	36,926	3,164,927
Class C (a)	271,069	23,569,450
Liberty Global PLC:
Class A (a)	432,377	13,732,294
Class C (a)	1,083,957	33,418,394
LiLAC Class A (a)(b)	77,452	1,611,002
LiLAC Class C (a)	214,602	4,452,992
Liberty Media Corp.:
Liberty Braves Class A (a)	14,273	322,855
Liberty Braves Class C (a)	68,302	1,546,357
Liberty Formula One Group Series C (a)(b)	362,541	13,196,492
Liberty Media Class A (a)(b)	28,511	991,898
Liberty SiriusXM Series A (a)	131,422	5,358,075
Liberty SiriusXM Series C (a)	317,236	12,946,401
Lions Gate Entertainment Corp.:
Class A (a)(b)	101,244	3,311,691
Class B (b)	201,823	6,264,586
Live Nation Entertainment, Inc. (a)	224,734	10,198,429
Loral Space & Communications Ltd. (a)	20,272	946,702
Meredith Corp.	62,660	4,270,279
MSG Network, Inc. Class A (a)(b)	103,460	1,846,761
National CineMedia, Inc.	108,730	679,563
New Media Investment Group, Inc.	89,861	1,559,987
News Corp.:
Class A	750,318	12,125,139
Class B	130,013	2,132,213
Nexstar Broadcasting Group, Inc. Class A	74,709	5,072,741
Omnicom Group, Inc. (b)	404,574	28,902,767
Reading International, Inc. Class A (a)	17,900	285,863
Regal Entertainment Group Class A (b)	191,111	3,862,353
RLJ Entertainment, Inc. (a)	5,726	24,278
Saga Communications, Inc. Class A	3,882	175,078
Salem Communications Corp. Class A	10,842	52,042
Scholastic Corp.	44,904	1,846,452
Scripps Networks Interactive, Inc. Class A	162,026	13,260,208
Sinclair Broadcast Group, Inc. Class A	131,894	4,490,991
Sirius XM Holdings, Inc. (b)	2,845,102	15,648,061
Tegna, Inc.	350,960	4,660,749
The Madison Square Garden Co. (a)	28,218	6,113,430
The McClatchy Co. Class A (a)(b)	6,072	62,266
The New York Times Co. Class A (b)	207,571	3,902,335
The Walt Disney Co.	2,670,294	279,900,217
Time Warner, Inc.	1,339,513	122,578,835
Time, Inc.	173,717	3,231,136
Townsquare Media, Inc. (a)	1,285	10,203
Tribune Media Co. Class A	123,479	5,087,335
tronc, Inc. (a)	51,781	917,042
Twenty-First Century Fox, Inc.:
Class A	1,810,082	57,814,019
Class B	830,892	25,882,286
Urban One, Inc. Class D (non-vtg.) (a)	32,336	50,121
Viacom, Inc. Class B (non-vtg.)	632,315	17,907,161
World Wrestling Entertainment, Inc. Class A	69,670	1,984,898
		1,296,572,461
Multiline Retail - 0.4%
Big Lots, Inc. (b)	72,215	4,267,907
Dillard's, Inc. Class A (b)	40,152	2,413,135
Dollar General Corp.	452,069	39,818,238
Dollar Tree, Inc. (a)	410,257	42,158,009
Fred's, Inc. Class A (b)	52,965	272,240
JC Penney Corp., Inc. (a)(b)	535,524	1,772,584
Kohl's Corp.	300,366	14,408,557
Macy's, Inc.	517,789	12,323,378
Nordstrom, Inc. (b)	195,747	8,896,701
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	90,196	4,279,800
Sears Holdings Corp. (a)(b)	98,150	400,452
Target Corp.	944,954	56,602,745
Tuesday Morning Corp. (a)(b)	61,992	161,179
		187,774,925
Specialty Retail - 2.1%
Aaron's, Inc. Class A	106,680	4,023,970
Abercrombie & Fitch Co. Class A	133,398	2,315,789
Advance Auto Parts, Inc.	128,550	12,983,550
America's Car Mart, Inc. (a)(b)	10,422	484,102
American Eagle Outfitters, Inc.	303,607	4,882,001
Armstrong Flooring, Inc. (a)	37,094	649,887
Asbury Automotive Group, Inc. (a)	40,476	2,663,321
Ascena Retail Group, Inc. (a)(b)	266,405	623,388
AutoNation, Inc. (a)(b)	112,063	6,204,928
AutoZone, Inc. (a)	48,090	33,026,288
Barnes & Noble Education, Inc. (a)(b)	60,796	367,208
Barnes & Noble, Inc.	82,041	566,083
bebe stores, Inc. (a)(b)	6,695	36,823
Bed Bath & Beyond, Inc.	241,299	5,402,685
Best Buy Co., Inc.	458,363	27,323,018
Big 5 Sporting Goods Corp. (b)	23,104	174,435
Boot Barn Holdings, Inc. (a)(b)	24,133	357,410
Build-A-Bear Workshop, Inc. (a)	15,205	124,681
Burlington Stores, Inc. (a)	117,818	12,532,301
Caleres, Inc.	81,369	2,655,884
CarMax, Inc. (a)(b)	313,461	21,600,598
Cars.com, Inc. (b)	116,986	2,835,741
Chico's FAS, Inc.	231,778	2,044,282
Christopher & Banks Corp. (a)	57,707	77,327
Citi Trends, Inc.	19,731	508,862
Conn's, Inc. (a)(b)	39,904	1,233,034
Destination Maternity Corp. (a)(b)	22,235	57,811
Destination XL Group, Inc. (a)(b)	51,406	104,097
Dick's Sporting Goods, Inc.	145,373	4,282,689
DSW, Inc. Class A	144,844	3,089,523
Express, Inc. (a)	127,643	1,243,243
Finish Line, Inc. Class A (b)	63,867	689,125
Five Below, Inc. (a)(b)	100,983	6,240,749
Floor & Decor Holdings, Inc. Class A	44,505	1,806,458
Foot Locker, Inc.	223,548	9,576,796
Francesca's Holdings Corp. (a)	57,702	428,149
GameStop Corp. Class A (b)	164,497	3,084,319
Gap, Inc. (b)	381,256	12,318,381
Genesco, Inc. (a)	32,141	999,585
GNC Holdings, Inc. Class A (b)	120,441	672,061
Group 1 Automotive, Inc.	30,918	2,505,286
Guess?, Inc.	102,345	1,688,693
Haverty Furniture Companies, Inc.	30,217	729,741
Hibbett Sports, Inc. (a)(b)	34,547	689,213
Home Depot, Inc.	2,049,223	368,491,280
Kirkland's, Inc. (a)	21,240	276,332
L Brands, Inc. (b)	428,591	24,031,097
Lithia Motors, Inc. Class A (sub. vtg.)	38,999	4,574,193
Lowe's Companies, Inc.	1,466,570	122,267,941
Lumber Liquidators Holdings, Inc. (a)(b)	49,362	1,399,413
MarineMax, Inc. (a)	36,815	786,000
Michaels Companies, Inc. (a)(b)	197,854	4,273,646
Monro, Inc. (b)	59,370	2,995,217
Murphy U.S.A., Inc. (a)(b)	58,955	4,648,602
New York & Co., Inc. (a)	34,393	82,199
O'Reilly Automotive, Inc. (a)(b)	154,690	36,539,325
Office Depot, Inc.	882,988	2,887,371
Party City Holdco, Inc. (a)(b)	50,325	699,518
Penske Automotive Group, Inc.	71,056	3,436,268
Pier 1 Imports, Inc.	163,568	799,848
Rent-A-Center, Inc. (b)	93,716	1,053,368
RH (a)(b)	34,177	3,465,206
Ross Stores, Inc.	676,887	51,463,719
Sally Beauty Holdings, Inc. (a)(b)	228,422	3,894,595
Sears Hometown & Outlet Stores, Inc. (a)(b)	10,000	16,500
Shoe Carnival, Inc. (b)	21,330	571,217
Signet Jewelers Ltd.(b)	116,151	6,073,536
Sleep Number Corp. (a)(b)	68,724	2,418,398
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	858,415
Sportsman's Warehouse Holdings, Inc. (a)(b)	48,606	244,974
Stage Stores, Inc. (b)	38,699	79,720
Stein Mart, Inc. (b)	40,412	50,111
Tailored Brands, Inc.	76,887	1,296,315
The Buckle, Inc. (b)	40,527	901,726
The Cato Corp. Class A (sub. vtg.)	36,544	576,664
The Children's Place Retail Stores, Inc.	29,482	3,918,158
The Container Store Group, Inc. (a)(b)	22,029	125,565
Tiffany & Co., Inc.	181,968	17,195,976
Tile Shop Holdings, Inc.	56,926	472,486
Tilly's, Inc.	14,113	232,865
TJX Companies, Inc.	1,102,027	83,258,140
Tractor Supply Co.	226,801	15,476,900
Trans World Entertainment Corp. (a)	2,977	4,763
Ulta Beauty, Inc.	101,336	22,467,205
Urban Outfitters, Inc. (a)(b)	143,484	4,465,222
Vitamin Shoppe, Inc. (a)	45,231	169,616
Williams-Sonoma, Inc. (b)	139,872	7,155,852
Winmark Corp.	3,184	423,154
Zumiez, Inc. (a)(b)	31,066	677,239
		1,003,099,370
Textiles, Apparel & Luxury Goods - 0.7%
Cadence Bancorp	36,501	890,624
Carter's, Inc.	82,628	8,950,265
Cherokee, Inc. (a)	20,319	58,925
Columbia Sportswear Co.	57,607	4,050,348
Crocs, Inc. (a)	126,644	1,384,219
Culp, Inc.	12,256	393,418
Deckers Outdoor Corp. (a)(b)	55,355	4,136,679
Delta Apparel, Inc. (a)	4,312	87,318
Differential Brands Group, Inc. (a)	1,083	1,202
Emerald Expositions Events, Inc.	58,843	1,315,141
Fossil Group, Inc. (a)(b)	73,701	521,803
G-III Apparel Group Ltd. (a)(b)	69,854	2,151,503
Hanesbrands, Inc. (b)	627,279	13,103,858
Iconix Brand Group, Inc. (a)(b)	101,691	191,179
J.Jill, Inc.	24,557	156,183
Lakeland Industries, Inc. (a)	6,813	94,360
lululemon athletica, Inc. (a)	180,400	12,079,584
Michael Kors Holdings Ltd. (a)	277,238	16,201,789
Movado Group, Inc.	39,217	1,151,019
NIKE, Inc. Class B	2,276,900	137,570,298
Oxford Industries, Inc.	25,955	1,790,895
Perry Ellis International, Inc. (a)	15,961	390,566
PetIQ, Inc. Class A	7,273	161,315
PVH Corp.	132,712	17,856,400
Ralph Lauren Corp.	95,682	9,104,142
Ranger Energy Services, Inc. Class A	4,519	42,614
Rocky Brands, Inc.	8,326	147,370
Sequential Brands Group, Inc. (a)(b)	82,806	146,567
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	228,771	8,029,862
Steven Madden Ltd. (a)	86,611	3,702,620
Superior Uniform Group, Inc.	11,974	304,499
Tapestry, Inc.	488,412	20,361,896
TPG RE Finance Trust, Inc.	18,406	353,211
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	312,447	4,152,421
Class C (non-vtg.) (a)(b)	313,320	3,737,908
Unifi, Inc. (a)	22,047	805,597
Vera Bradley, Inc. (a)	29,957	265,119
VF Corp.	566,938	41,363,796
Vince Holding Corp. (a)	2,676	13,246
Wolverine World Wide, Inc.	170,818	4,948,597
		322,168,356

TOTAL CONSUMER DISCRETIONARY		5,964,248,531

CONSUMER STAPLES - 7.2%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)(b)	14,791	2,660,161
Brown-Forman Corp.:
Class A	46,010	2,774,863
Class B (non-vtg.)	403,177	24,109,985
Castle Brands, Inc. (a)(b)	173,742	211,965
Coca-Cola Bottling Co. Consolidated	9,702	2,092,818
Constellation Brands, Inc. Class A (sub. vtg.)	296,726	64,564,610
Craft Brew Alliance, Inc. (a)(b)	14,306	278,252
Dr. Pepper Snapple Group, Inc.	315,830	28,484,708
MGP Ingredients, Inc. (b)	22,363	1,662,689
Molson Coors Brewing Co. Class B	320,607	25,039,407
Monster Beverage Corp. (a)	721,366	45,208,007
National Beverage Corp. (b)	22,740	2,481,389
New Age Beverages Corp. (b)	33,316	75,294
PepsiCo, Inc.	2,479,887	288,956,433
Primo Water Corp. (a)(b)	40,649	532,908
REED'S, Inc. (a)(b)	1,830	3,477
The Coca-Cola Co.	6,661,318	304,888,525
		794,025,491
Food & Staples Retailing - 1.6%
Andersons, Inc.	52,768	1,704,406
Casey's General Stores, Inc. (b)	65,556	7,915,887
Chefs' Warehouse Holdings (a)(b)	34,201	692,570
Costco Wholesale Corp.	760,934	140,339,058
CVS Health Corp.	1,765,791	135,259,591
Ingles Markets, Inc. Class A	21,439	594,932
Kroger Co.	1,557,377	40,273,769
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	94,965
Performance Food Group Co. (a)	157,320	4,664,538
PriceSmart, Inc. (b)	44,258	3,784,059
Rite Aid Corp. (a)(b)	1,799,849	3,617,696
Smart & Final Stores, Inc. (a)(b)	46,551	425,942
SpartanNash Co.	61,272	1,553,245
Sprouts Farmers Market LLC (a)	217,629	5,088,166
SUPERVALU, Inc. (a)(b)	111,412	2,036,611
Sysco Corp.	846,395	48,862,383
United Natural Foods, Inc. (a)(b)	87,309	4,192,578
Village Super Market, Inc. Class A	8,594	220,436
Wal-Mart Stores, Inc.	2,544,323	247,384,525
Walgreens Boots Alliance, Inc.	1,506,771	109,632,658
Weis Markets, Inc.	29,625	1,219,661
Welbilt, Inc. (a)(b)	274,877	6,168,240
		765,725,916
Food Products - 1.3%
Alico, Inc.	4,002	128,264
Amplify Snack Brands, Inc. (a)(b)	47,704	276,683
Archer Daniels Midland Co.	974,171	38,849,939
B&G Foods, Inc. Class A (b)	116,520	4,509,324
Blue Buffalo Pet Products, Inc. (a)(b)	164,852	5,062,605
Bob Evans Farms, Inc.	36,126	2,819,273
Bunge Ltd.	243,028	16,261,003
Cal-Maine Foods, Inc. (a)(b)	58,088	2,889,878
Calavo Growers, Inc.	26,199	2,001,604
Campbell Soup Co. (b)	340,124	16,768,113
Coffee Holding Co., Inc. (a)	3,401	13,672
ConAgra Foods, Inc.	719,052	26,842,211
Darling International, Inc. (a)	281,119	5,046,086
Dean Foods Co.	156,497	1,746,507
Farmer Brothers Co. (a)	27,261	932,326
Flowers Foods, Inc.	308,740	6,168,625
Fresh Del Monte Produce, Inc.	62,230	3,030,601
Freshpet, Inc. (a)(b)	33,847	643,093
General Mills, Inc. (b)	1,002,598	56,706,943
Hormel Foods Corp. (b)	467,102	17,025,868
Hostess Brands, Inc. Class A (a)(b)	143,616	2,019,241
Ingredion, Inc.	126,693	17,544,447
Inventure Foods, Inc. (a)(b)	20,016	80,064
J&J Snack Foods Corp.	28,653	4,329,755
John B. Sanfilippo & Son, Inc. (b)	17,222	1,040,553
Kellogg Co.	425,266	28,135,599
Lamb Weston Holdings, Inc.	248,024	13,485,065
Lancaster Colony Corp.	32,520	4,334,266
Landec Corp. (a)	35,757	446,963
Lifeway Foods, Inc. (a)	1,962	19,973
Limoneira Co.	13,723	348,015
McCormick & Co., Inc. (non-vtg.)	202,059	20,646,389
Mondelez International, Inc.	2,610,171	112,080,743
Omega Protein Corp.	32,056	703,629
Pilgrim's Pride Corp. (a)(b)	94,260	3,456,514
Pinnacle Foods, Inc.	202,857	11,812,363
Post Holdings, Inc. (a)	113,903	9,049,593
Sanderson Farms, Inc. (b)	34,070	5,781,338
Seaboard Corp.	460	1,989,518
Seneca Foods Corp. Class A (a)	9,032	310,249
Snyders-Lance, Inc.	142,680	5,518,862
The Hain Celestial Group, Inc. (a)(b)	182,275	7,491,503
The Hershey Co.	243,763	27,040,630
The J.M. Smucker Co.	195,769	22,840,369
The Kraft Heinz Co.	1,036,866	84,369,786
The Simply Good Foods Co.	147,360	1,951,046
Tootsie Roll Industries, Inc. (b)	47,006	1,758,024
TreeHouse Foods, Inc. (a)(b)	96,338	4,433,475
Tyson Foods, Inc. Class A	501,081	41,213,912
		641,954,502
Household Products - 1.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	79,976	3,084,674
Church & Dwight Co., Inc.	437,941	20,622,642
Clorox Co.	222,850	31,040,777
Colgate-Palmolive Co.	1,533,480	111,100,626
Energizer Holdings, Inc.	108,084	4,964,298
HRG Group, Inc. (a)	268,050	4,650,668
Kimberly-Clark Corp.	614,028	73,535,993
Oil-Dri Corp. of America	2,105	94,914
Orchids Paper Products Co. (b)	12,438	169,281
Procter & Gamble Co.	4,428,280	398,500,917
Spectrum Brands Holdings, Inc. (b)	41,932	4,817,148
WD-40 Co.	27,338	3,264,157
		655,846,095
Personal Products - 0.2%
Avon Products, Inc. (a)	750,697	1,486,380
Coty, Inc. Class A	820,793	14,142,263
Cyanotech Corp. (a)	2,300	9,660
Edgewell Personal Care Co. (a)(b)	95,191	5,520,126
elf Beauty, Inc. (a)(b)	35,801	793,350
Estee Lauder Companies, Inc. Class A	387,184	48,332,179
Herbalife Ltd. (a)(b)	106,702	7,484,078
Inter Parfums, Inc.	29,691	1,315,311
LifeVantage Corp. (a)	19,206	101,984
Mannatech, Inc.	599	8,416
MediFast, Inc.	40,989	2,808,976
Natural Health Trends Corp. (b)	11,452	205,563
Nature's Sunshine Products, Inc.	6,985	89,757
Nu Skin Enterprises, Inc. Class A	84,187	5,717,139
Revlon, Inc. (a)(b)	25,388	555,997
The Female Health Co. (a)	11,731	12,669
USANA Health Sciences, Inc. (a)	20,348	1,458,952
		90,042,800
Tobacco - 1.1%
22nd Century Group, Inc. (a)(b)	132,940	309,750
Alliance One International, Inc. (a)	8,945	115,391
Altria Group, Inc.	3,330,861	225,932,302
Philip Morris International, Inc.	2,695,227	276,934,574
Universal Corp.	48,780	2,602,413
Vector Group Ltd. (b)	198,591	4,466,312
		510,360,742

TOTAL CONSUMER STAPLES		3,457,955,546

ENERGY - 5.5%
Energy Equipment & Services - 0.8%
Archrock, Inc.	117,660	1,117,770
Aspen Aerogels, Inc. (a)	9,858	47,023
Baker Hughes, a GE Co. Class A	744,101	22,122,123
Basic Energy Services, Inc. (a)	42,877	959,158
Bristow Group, Inc. (b)	47,191	687,101
C&J Energy Services, Inc.	129,736	4,055,547
Carbo Ceramics, Inc. (a)(b)	36,697	368,071
Core Laboratories NV (b)	76,525	7,709,894
Dawson Geophysical Co. (a)	19,081	93,497
Diamond Offshore Drilling, Inc. (a)(b)	99,661	1,598,562
Dril-Quip, Inc. (a)(b)	70,873	3,398,360
ENGlobal Corp. (a)	5,637	4,510
Ensco PLC Class A	738,074	3,963,457
Era Group, Inc. (a)	30,759	339,579
Exterran Corp. (a)	59,232	1,814,868
Fairmount Santrol Holidings, Inc. (a)(b)	254,086	1,224,695
Forum Energy Technologies, Inc. (a)(b)	122,886	1,744,981
Frank's International NV (b)	90,617	564,544
Geospace Technologies Corp. (a)(b)	25,924	379,527
Gulf Island Fabrication, Inc.	17,861	226,835
Halliburton Co.	1,499,396	62,644,765
Helix Energy Solutions Group, Inc. (a)	241,675	1,607,139
Helmerich & Payne, Inc. (b)	187,432	10,979,767
Hornbeck Offshore Services, Inc. (a)(b)	41,835	153,116
Independence Contract Drilling, Inc. (a)	45,769	162,480
ION Geophysical Corp. (a)(b)	10,360	136,234
Key Energy Services, Inc. (b)	8,593	85,243
Mammoth Energy Services, Inc. (a)(b)	11,194	211,007
Matrix Service Co. (a)	47,813	817,602
McDermott International, Inc. (a)	460,303	3,341,800
Mitcham Industries, Inc. (a)	23,287	87,559
Nabors Industries Ltd.	457,542	2,763,554
National Oilwell Varco, Inc.	661,072	22,178,966
Natural Gas Services Group, Inc. (a)	21,602	550,851
NCS Multistage Holdings, Inc. (b)	41,493	697,082
Newpark Resources, Inc. (a)	153,002	1,354,068
Noble Corp. (a)(b)	421,660	1,762,539
Oceaneering International, Inc.	170,909	3,339,562
Oil States International, Inc. (a)(b)	89,813	2,137,549
Parker Drilling Co. (a)	180,331	176,742
Patterson-UTI Energy, Inc.	357,538	7,719,245
PHI, Inc. (non-vtg.) (a)	18,377	236,512
Pioneer Energy Services Corp. (a)	120,721	253,514
Profire Energy, Inc. (a)	14,213	25,726
RigNet, Inc. (a)	15,376	247,554
Rowan Companies PLC (a)(b)	205,609	2,975,162
RPC, Inc. (b)	112,587	2,706,591
Schlumberger Ltd.	2,411,147	151,540,589
SEACOR Holdings, Inc. (a)	30,397	1,454,496
Smart Sand, Inc. (b)	41,295	329,121
Solaris Oilfield Infrastructure, Inc. Class A	17,397	281,831
Superior Energy Services, Inc. (a)(b)	268,168	2,587,821
Synthesis Energy Systems, Inc. (a)(b)	138,081	53,714
TechnipFMC PLC	812,785	23,278,162
Tesco Corp. (a)	127,576	516,683
TETRA Technologies, Inc. (a)	186,418	749,400
Tidewater, Inc. (a)	85,899	2,214,476
Transocean Ltd. (United States) (a)(b)	664,357	6,736,580
U.S. Silica Holdings, Inc.	135,065	4,480,106
Unit Corp. (a)	95,665	2,046,274
Weatherford International PLC (b)	1,680,088	5,544,290
Willbros Group, Inc. (a)	69,552	91,809
		383,677,383
Oil, Gas & Consumable Fuels - 4.7%
Abraxas Petroleum Corp. (a)	241,078	499,031
Adams Resources & Energy, Inc.	2,090	99,087
Aemetis, Inc. (a)	10,055	6,737
Amyris, Inc. (a)(b)	23,308	84,608
Anadarko Petroleum Corp.	968,693	46,584,446
Andeavor	257,277	27,135,005
Antero Resources Corp. (a)(b)	358,689	6,815,091
Apache Corp.	667,324	27,914,163
Approach Resources, Inc. (a)(b)	60,041	150,103
Arch Coal, Inc.	42,349	3,496,333
Barnwell Industries, Inc. (a)	2,847	5,950
Bill Barrett Corp. (a)(b)	120,934	707,464
Bonanza Creek Energy, Inc.	37,069	1,029,406
Cabot Oil & Gas Corp.	796,005	23,044,345
California Resources Corp. (a)(b)	64,079	1,007,963
Callon Petroleum Co. (a)(b)	334,854	3,696,788
Camber Energy, Inc. (a)(b)	376	62
Carrizo Oil & Gas, Inc. (a)(b)	129,850	2,510,001
Centennial Resource Development, Inc. Class A (a)(b)	293,522	5,955,561
Cheniere Energy, Inc. (a)	408,060	19,717,459
Chesapeake Energy Corp. (a)(b)	1,590,465	6,473,193
Chevron Corp.	3,288,255	391,269,462
Cimarex Energy Co.	163,321	18,963,201
Clean Energy Fuels Corp. (a)(b)	207,470	466,808
Cloud Peak Energy, Inc. (a)	152,269	630,394
CNX Resources Corp. (a)	363,329	5,068,440
Cobalt International Energy, Inc. (a)(b)	37,473	18,710
Comstock Resources, Inc. (a)(b)	24,083	146,906
Concho Resources, Inc. (a)	257,223	35,975,209
ConocoPhillips Co.	2,125,019	108,120,967
CONSOL Energy, Inc. (a)	45,416	999,152
Contango Oil & Gas Co. (a)	51,306	125,187
Continental Resources, Inc. (a)(b)	146,908	6,953,156
CVR Energy, Inc. (b)	23,933	781,412
Delek U.S. Holdings, Inc.	119,223	3,960,588
Denbury Resources, Inc. (a)(b)	635,481	1,112,092
Devon Energy Corp.	915,337	35,267,935
Diamondback Energy, Inc. (a)	166,969	18,251,381
Earthstone Energy, Inc. (a)	37,545	350,295
Eclipse Resources Corp. (a)	169,538	420,454
Energen Corp. (a)	171,514	9,683,680
Energy XXI Gulf Coast, Inc.	77,532	389,211
EOG Resources, Inc.	1,001,670	102,490,874
EP Energy Corp. (a)(b)	91,298	163,423
EQT Corp.	417,859	24,904,396
Evolution Petroleum Corp.	53,534	374,738
EXCO Resources, Inc. (a)(b)	21,120	10,982
Extraction Oil & Gas, Inc. (a)(b)	231,956	3,493,257
Exxon Mobil Corp.	7,354,998	612,597,783
Gastar Exploration, Inc. (a)(b)	285,601	299,881
Gener8 Maritime, Inc. (a)(b)	186,799	849,935
Gevo, Inc. (a)(b)	7,805	4,762
Green Plains, Inc. (b)	65,482	1,103,372
Gulfport Energy Corp. (a)	275,383	3,524,902
Halcon Resources Corp. (a)	292,167	2,071,464
Hallador Energy Co.	29,822	195,632
Hess Corp.	463,865	21,282,126
HollyFrontier Corp.	300,302	13,357,433
Houston American Energy Corp. (a)(b)	36,485	14,284
International Seaways, Inc.	72,136	1,225,591
Isramco, Inc. (a)	123	14,612
Jagged Peak Energy, Inc. (b)	69,960	1,061,993
Jones Energy, Inc. (b)	91,542	91,414
Kinder Morgan, Inc.	3,327,377	57,330,706
Kosmos Energy Ltd. (a)(b)	380,364	3,035,305
Laredo Petroleum, Inc. (a)(b)	240,236	2,568,123
Lilis Energy, Inc. (a)(b)	43,293	214,300
Lonestar Resources U.S., Inc. (a)	18,853	67,305
Marathon Oil Corp.	1,454,381	21,583,014
Marathon Petroleum Corp.	886,982	55,551,683
Matador Resources Co. (a)(b)	176,342	5,043,381
Midstates Petroleum Co., Inc. (a)	37,462	622,244
Murphy Oil Corp.	270,006	7,546,668
NACCO Industries, Inc. Class A	7,854	344,005
Newfield Exploration Co. (a)	346,789	10,726,184
Nextdecade Corp. (a)	29,373	279,337
Noble Energy, Inc.	847,096	22,278,625
Northern Oil & Gas, Inc. (a)(b)	93,777	159,421
Oasis Petroleum, Inc. (a)(b)	395,968	4,050,753
Occidental Petroleum Corp.	1,326,809	93,540,035
ONEOK, Inc.	652,783	33,879,438
Overseas Shipholding Group, Inc. (a)	80,103	233,901
Pacific Ethanol, Inc. (a)	51,285	230,783
Panhandle Royalty Co. Class A	32,305	717,171
Par Pacific Holdings, Inc. (a)(b)	53,028	1,100,861
Parsley Energy, Inc. Class A (a)	398,927	10,715,179
PBF Energy, Inc. Class A (b)	185,150	5,993,306
PDC Energy, Inc. (a)	114,514	5,261,918
Peabody Energy Corp.	204,690	6,818,224
Penn Virginia Corp.	18,330	628,902
Petroquest Energy, Inc. (a)	17,737	29,798
Phillips 66 Co.	754,225	73,582,191
Pioneer Natural Resources Co.	293,631	45,818,181
QEP Resources, Inc. (a)	417,391	4,031,997
Range Resources Corp. (b)	384,238	6,923,969
Renewable Energy Group, Inc. (a)(b)	62,786	712,621
Resolute Energy Corp. (a)(b)	30,507	912,769
Rex American Resources Corp. (a)	9,008	824,592
Rex Energy Corp. (a)(b)	6,338	11,662
Ring Energy, Inc. (a)	84,537	1,198,735
RSP Permian, Inc. (a)	209,738	7,703,677
Sanchez Energy Corp. (a)(b)	110,256	571,126
SandRidge Energy, Inc. (a)	53,660	998,613
SemGroup Corp. Class A (b)	110,250	2,646,000
SilverBow Resources, Inc. (a)	9,186	207,971
SM Energy Co.	179,312	3,701,000
Southwestern Energy Co. (a)	872,953	5,551,981
Src Energy, Inc. (a)	408,694	3,580,159
Stone Energy Corp.	44,486	1,127,275
Syntroleum Corp. (a)(c)	15,037	0
Targa Resources Corp.	367,453	15,947,460
Tellurian, Inc. (a)(b)	102,357	1,291,745
Tengasco, Inc. (a)	1,261	769
The Williams Companies, Inc.	1,431,524	41,585,772
Torchlight Energy Resources, Inc. (a)(b)	48,218	54,486
TransAtlantic Petroleum Ltd. (a)	18,382	14,338
U.S. Energy Corp. (a)(b)	2,263	2,716
Ultra Petroleum Corp. (b)	342,191	3,281,612
Uranium Energy Corp. (a)(b)	246,510	327,858
VAALCO Energy, Inc. (a)	68,248	51,186
Valero Energy Corp.	765,807	65,568,395
Vertex Energy, Inc. (a)	17,824	15,863
W&T Offshore, Inc. (a)	151,259	474,953
Warrior Metropolitan Coal, Inc.	102,882	2,286,038
Westmoreland Coal Co. (a)	31,012	35,664
Westwater Resources, Inc. (a)(b)	2,190	2,212
Whiting Petroleum Corp. (a)(b)	153,187	3,822,016
WildHorse Resource Development Corp. (b)	44,975	742,088
World Fuel Services Corp.	116,948	3,282,730
WPX Energy, Inc. (a)	680,691	8,624,355
Zion Oil & Gas, Inc. (a)(b)	91,553	185,853
		2,263,273,488

TOTAL ENERGY		2,646,950,871

FINANCIALS - 15.2%
Banks - 6.7%
1st Source Corp.	33,223	1,709,323
Access National Corp.	21,459	631,968
ACNB Corp.	3,789	109,881
Allegiance Bancshares, Inc. (a)	20,938	834,379
American National Bankshares, Inc.	2,748	113,080
Ameris Bancorp	68,985	3,421,656
Ames National Corp.	2,652	79,693
Arrow Financial Corp.	17,457	642,418
Associated Banc-Corp.	269,062	6,861,081
Atlantic Capital Bancshares, Inc. (a)	43,769	752,827
Banc of California, Inc. (b)	80,001	1,804,023
BancFirst Corp.	35,422	2,011,970
Bancorp, Inc., Delaware (a)	84,963	821,592
BancorpSouth Bank	160,679	5,342,577
Bank of America Corp.	17,005,678	479,049,949
Bank of Commerce Holdings	29,023	351,178
Bank of Hawaii Corp.	95,554	8,110,624
Bank of Marin Bancorp	8,356	588,680
Bank of the Ozarks, Inc.	201,654	9,723,756
BankUnited, Inc.	186,241	6,933,752
Banner Corp.	61,987	3,569,831
Bar Harbor Bankshares	27,763	791,246
Bay Bancorp, Inc. (a)	8,513	102,156
BB&T Corp.	1,417,774	70,066,391
BCB Bancorp, Inc.	17,750	259,150
Berkshire Hills Bancorp, Inc.	64,958	2,504,131
Blue Hills Bancorp, Inc.	49,471	1,056,206
BOK Financial Corp.	49,801	4,432,289
Boston Private Financial Holdings, Inc.	148,661	2,430,607
Bridge Bancorp, Inc.	53,457	1,921,779
Brookline Bancorp, Inc., Delaware	125,282	2,017,040
Bryn Mawr Bank Corp.	27,092	1,196,112
Byline Bancorp, Inc.	9,126	194,840
C & F Financial Corp.	1,992	119,520
Camden National Corp.	25,093	1,146,499
Capital Bank Financial Corp. Series A (b)	55,839	2,331,278
Capital City Bank Group, Inc.	7,146	180,651
Carolina Financial Corp.	30,726	1,187,560
Cathay General Bancorp	141,608	6,144,371
Centerstate Banks of Florida, Inc.	102,610	2,783,809
Central Pacific Financial Corp.	46,756	1,505,543
Central Valley Community Bancorp	4,570	93,594
Century Bancorp, Inc. Class A (non-vtg.)	1,470	126,126
Chemical Financial Corp.	128,787	7,262,299
CIT Group, Inc.	249,047	12,412,502
Citigroup, Inc.	4,723,356	356,613,378
Citizens & Northern Corp.	8,777	225,042
Citizens Financial Group, Inc.	870,236	35,418,605
City Holding Co.	25,184	1,793,604
Civista Bancshares, Inc. (b)	10,636	241,012
CNB Financial Corp., Pennsylvania	22,243	633,481
CoBiz, Inc.	59,813	1,266,839
Columbia Banking Systems, Inc.	123,059	5,673,020
Comerica, Inc.	292,599	24,376,423
Commerce Bancshares, Inc.	174,437	9,876,623
Commerce Union Bancshares, Inc.	8,584	204,299
Community Bank System, Inc.	95,374	5,281,812
Community Bankers Trust Corp. (a)	24,176	210,331
Community Financial Corp. (b)	3,879	139,101
Community Trust Bancorp, Inc.	30,823	1,533,444
ConnectOne Bancorp, Inc.	44,434	1,206,383
Cullen/Frost Bankers, Inc.	107,671	10,595,903
Customers Bancorp, Inc. (a)	47,427	1,285,272
CVB Financial Corp.	169,790	4,175,136
Eagle Bancorp, Inc. (a)	57,523	3,805,146
East West Bancorp, Inc.	249,361	15,345,676
Enterprise Bancorp, Inc.	15,551	580,985
Enterprise Financial Services Corp.	35,692	1,615,063
Equity Bancshares, Inc. (a)	15,823	547,001
Evans Bancorp, Inc.	6,302	280,754
Farmers & Merchants Bancorp, Inc.	18,588	755,974
Farmers Capital Bank Corp.	12,316	507,419
Farmers National Banc Corp.	66,489	1,007,308
FCB Financial Holdings, Inc. Class A (a)	80,361	4,247,079
Fidelity Southern Corp.	33,831	745,974
Fifth Third Bancorp	1,290,331	39,367,999
Financial Institutions, Inc.	20,978	693,323
First Bancorp, North Carolina	47,179	1,788,084
First Bancorp, Puerto Rico (a)	301,460	1,501,271
First Bancshares, Inc.	15,865	523,545
First Busey Corp.	69,369	2,208,015
First Business Finance Services, Inc.	3,936	91,984
First Citizen Bancshares, Inc.	15,636	6,668,598
First Commonwealth Financial Corp.	162,059	2,447,091
First Community Bancshares, Inc.	14,260	427,800
First Connecticut Bancorp, Inc.	13,599	361,053
First Financial Bancorp, Ohio	103,444	2,932,637
First Financial Bankshares, Inc. (b)	118,200	5,608,590
First Financial Corp., Indiana	17,277	832,751
First Financial Northwest, Inc.	2,197	37,239
First Foundation, Inc. (a)	44,454	847,738
First Hawaiian, Inc.	112,111	3,281,489
First Horizon National Corp.	415,890	8,064,107
First Internet Bancorp	13,171	524,864
First Interstate Bancsystem, Inc.	47,490	1,885,353
First Merchants Corp.	71,357	3,125,437
First Mid-Illinois Bancshares, Inc.	15,730	633,447
First Midwest Bancorp, Inc., Delaware	180,831	4,515,350
First Northwest Bancorp (a)	5,375	96,213
First of Long Island Corp.	37,824	1,140,394
First Republic Bank	272,217	26,007,612
First United Corp. (a)	3,395	59,752
Flushing Financial Corp.	47,044	1,330,404
FNB Corp., Pennsylvania	588,594	8,352,149
Franklin Financial Network, Inc. (a)	20,997	733,845
Fulton Financial Corp.	320,846	6,096,074
German American Bancorp, Inc.	33,825	1,272,158
Glacier Bancorp, Inc.	143,379	5,742,329
Great Southern Bancorp, Inc.	16,765	906,148
Great Western Bancorp, Inc.	100,598	4,156,709
Green Bancorp, Inc. (a)	40,300	902,720
Guaranty Bancorp	49,165	1,428,243
Hancock Holding Co.	152,688	7,840,529
Hanmi Financial Corp.	52,514	1,667,320
HarborOne Bancorp, Inc. (a)	44,762	867,488
Heartland Financial U.S.A., Inc.	45,340	2,289,670
Heritage Commerce Corp.	59,915	972,420
Heritage Financial Corp., Washington	51,567	1,678,506
Hilltop Holdings, Inc.	136,474	3,394,108
Home Bancshares, Inc.	266,575	6,344,485
HomeTrust Bancshares, Inc. (a)	28,372	766,044
Hope Bancorp, Inc.	216,598	4,054,715
Horizon Bancorp Industries	33,692	926,530
Howard Bancorp, Inc. (a)	9,598	211,156
Huntington Bancshares, Inc.	1,891,662	27,239,933
IBERIABANK Corp.	90,251	7,017,015
Independent Bank Corp.	29,867	669,021
Independent Bank Corp., Massachusetts	46,109	3,352,124
Independent Bank Group, Inc.	29,760	2,050,464
International Bancshares Corp.	106,256	4,383,060
Investar Holding Corp.	8,384	196,605
Investors Bancorp, Inc.	516,646	7,372,538
JPMorgan Chase & Co.	6,109,294	638,543,409
KeyCorp	1,887,018	35,815,602
Lakeland Bancorp, Inc.	71,024	1,484,402
Lakeland Financial Corp.	43,110	2,184,815
LegacyTexas Financial Group, Inc.	83,607	3,500,625
Live Oak Bancshares, Inc.	47,360	1,219,520
M&T Bank Corp.	281,116	47,494,548
Macatawa Bank Corp.	22,839	232,501
MainSource Financial Group, Inc.	34,621	1,369,261
MB Financial, Inc.	144,722	6,736,809
MBT Financial Corp.	19,637	214,043
Mercantile Bank Corp.	25,655	952,057
Midland States Bancorp, Inc.	9,812	326,249
Midsouth Bancorp, Inc.	23,289	319,059
MidWestOne Financial Group, Inc.	15,589	566,972
MutualFirst Financial, Inc.	20,181	765,869
National Bank Holdings Corp.	47,060	1,596,746
National Bankshares, Inc. (b)	5,803	268,679
National Commerce Corp. (a)	21,772	902,449
NBT Bancorp, Inc.	92,219	3,581,786
Nicolet Bankshares, Inc. (a)	9,989	578,863
Northeast Bancorp	10,393	256,187
Northrim Bancorp, Inc.	6,518	244,099
Norwood Financial Corp.	7,600	229,748
OFG Bancorp	71,939	705,002
Ohio Valley Banc Corp. (b)	3,608	143,238
Old Line Bancshares, Inc.	8,031	242,697
Old National Bancorp, Indiana	272,863	4,979,750
Old Point Financial Corp.	1,881	53,928
Old Second Bancorp, Inc.	36,720	493,884
Opus Bank (a)	31,202	870,536
Orrstown Financial Services, Inc.	5,669	143,426
Pacific Mercantile Bancorp (a)	10,321	99,082
Pacific Premier Bancorp, Inc. (a)	71,645	2,837,142
PacWest Bancorp	221,915	10,576,469
Park National Corp.	25,668	2,884,056
Park Sterling Corp.	83,541	1,075,173
PCSB Financial Corp.	61,717	1,217,676
Peapack-Gladstone Financial Corp.	23,917	842,596
Penns Woods Bancorp, Inc.	3,854	191,659
People's Utah Bancorp	31,031	977,477
Peoples Bancorp of North Carolina (b)	3,856	135,500
Peoples Bancorp, Inc.	27,844	942,798
Peoples Financial Corp., Mississippi	2,667	38,672
Peoples Financial Services Corp.	12,111	593,802
Peoples United Financial, Inc.	659,838	12,550,119
Pinnacle Financial Partners, Inc.	128,020	8,788,573
PNC Financial Services Group, Inc.	831,194	116,832,629
Popular, Inc.	183,067	6,473,249
Preferred Bank, Los Angeles	21,681	1,357,231
Premier Financial Bancorp, Inc.	4,507	90,005
Prosperity Bancshares, Inc.	109,880	7,695,995
QCR Holdings, Inc.	31,102	1,412,031
Regions Financial Corp.	2,020,677	33,523,031
Renasant Corp.	83,390	3,589,106
Republic Bancorp, Inc., Kentucky Class A	18,205	774,805
Republic First Bancorp, Inc. (a)(b)	116,122	1,097,353
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	24,084
S&T Bancorp, Inc.	72,150	3,012,984
Sandy Spring Bancorp, Inc.	42,176	1,661,313
Seacoast Banking Corp., Florida (a)	72,714	1,892,745
ServisFirst Bancshares, Inc.	88,788	3,728,208
Shore Bancshares, Inc.	6,745	117,498
Sierra Bancorp	11,641	325,482
Signature Bank (a)	99,740	13,692,307
Simmons First National Corp. Class A (b)	69,786	4,040,609
SmartFinancial, Inc. (a)(b)	7,194	159,851
South State Corp.	55,124	5,074,164
Southern First Bancshares, Inc. (a)	4,963	212,913
Southern National Bancorp of Virginia, Inc.	38,866	663,443
Southside Bancshares, Inc.	47,031	1,702,522
State Bank Financial Corp.	66,178	2,014,458
Sterling Bancorp	368,268	9,335,594
Stock Yards Bancorp, Inc.	30,796	1,225,681
Summit Financial Group, Inc.	7,690	206,630
Sun Bancorp, Inc.	15,520	396,536
Sunshine Bancorp, Inc. (a)	11,084	265,794
SunTrust Banks, Inc.	861,829	53,114,521
SVB Financial Group (a)	90,200	20,533,128
Synovus Financial Corp.	230,632	11,446,266
TCF Financial Corp.	303,183	6,157,647
Texas Capital Bancshares, Inc. (a)	86,508	7,815,998
The First Bancorp, Inc.	17,759	550,174
Tompkins Financial Corp.	22,580	1,999,685
TowneBank	102,762	3,442,527
Trico Bancshares	37,499	1,576,083
TriState Capital Holdings, Inc. (a)	37,306	902,805
Triumph Bancorp, Inc. (a)	26,498	881,059
Trustmark Corp.	125,196	4,249,152
Two River Bancorp (b)	3,500	64,015
U.S. Bancorp	2,765,753	152,531,278
UMB Financial Corp.	85,559	6,430,614
Umpqua Holdings Corp.	368,620	8,150,188
Union Bankshares Corp.	76,873	2,897,343
Union Bankshares, Inc.	1,824	92,477
United Bankshares, Inc., West Virginia	191,327	7,184,329
United Community Bank, Inc.	111,127	3,193,790
United Security Bancshares, California	5,985	58,653
Unity Bancorp, Inc.	5,913	122,695
Univest Corp. of Pennsylvania	47,420	1,332,502
Valley National Bancorp	592,760	7,053,844
Veritex Holdings, Inc. (a)	28,216	784,969
Washington Trust Bancorp, Inc.	24,464	1,390,778
WashingtonFirst Bankshares, Inc.	14,852	507,196
Webster Financial Corp.	163,732	9,393,305
Wells Fargo & Co.	7,760,364	438,227,755
WesBanco, Inc.	73,993	3,112,886
West Bancorp., Inc.	59,222	1,584,189
Westamerica Bancorp.	50,684	3,133,792
Western Alliance Bancorp. (a)	173,471	10,092,543
Wintrust Financial Corp.	92,607	7,765,097
Xenith Bankshares, Inc. (a)	15,300	537,795
Zions Bancorporation	354,085	17,544,912
		3,195,026,064
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	94,956	18,864,909
Ameriprise Financial, Inc.	258,160	42,139,457
Arlington Asset Investment Corp. (b)	39,851	470,640
Artisan Partners Asset Management, Inc.	74,438	2,940,301
Ashford, Inc. (a)(b)	1,254	118,867
Associated Capital Group, Inc. (b)	6,083	211,993
B. Riley Financial, Inc.	24,014	432,252
Bank of New York Mellon Corp.	1,785,938	97,762,246
BGC Partners, Inc. Class A	395,046	6,451,101
BlackRock, Inc. Class A	214,446	107,478,191
Brighthouse Financial, Inc.	167,673	9,857,496
CBOE Holdings, Inc.	194,510	24,008,369
Charles Schwab Corp.	2,081,741	101,568,143
CME Group, Inc.	589,329	88,128,259
Cohen & Steers, Inc.	39,455	1,837,814
Cowen Group, Inc. Class A (a)(b)	42,436	632,296
Diamond Hill Investment Group, Inc.	5,350	1,129,171
E*TRADE Financial Corp. (a)	466,118	22,438,921
Eaton Vance Corp. (non-vtg.)	189,531	10,477,274
Evercore, Inc. Class A	86,895	7,546,831
FactSet Research Systems, Inc.	68,243	13,640,411
Federated Investors, Inc. Class B (non-vtg.)	166,109	5,574,618
Financial Engines, Inc.	110,645	3,086,996
Franklin Resources, Inc.	580,185	25,151,020
Gain Capital Holdings, Inc.	33,946	256,292
GAMCO Investors, Inc. Class A	6,083	177,928
Global Brokerage, Inc. Class A (a)(b)	5,137	2,569
Goldman Sachs Group, Inc.	628,702	155,691,763
Great Elm Capital Group, Inc. (a)	8,360	35,530
Greenhill & Co., Inc. (b)	46,751	949,045
Hamilton Lane, Inc. Class A	48,843	1,683,618
Houlihan Lokey	45,634	2,037,102
Institutional Financial Markets, Inc.	688	5,229
Interactive Brokers Group, Inc.	119,445	6,815,532
IntercontinentalExchange, Inc.	1,020,035	72,881,501
INTL FCStone, Inc. (a)	23,975	1,052,023
Invesco Ltd.	685,472	24,793,522
Investment Technology Group, Inc.	55,680	1,001,683
Janus Henderson Group PLC	310,163	11,559,775
Ladenburg Thalmann Financial Services, Inc.	146,974	507,060
Lazard Ltd. Class A	222,637	10,964,872
Legg Mason, Inc. (b)	154,159	6,160,194
LPL Financial	183,282	9,501,339
Manning & Napier, Inc. Class A	21,800	79,570
MarketAxess Holdings, Inc.	63,986	12,494,546
Moelis & Co. Class A	54,806	2,625,207
Moody's Corp.	288,845	43,852,448
Morgan Stanley	2,437,028	125,775,015
Morningstar, Inc.	35,957	3,318,831
MSCI, Inc.	154,816	19,924,819
Northern Trust Corp.	367,395	35,923,883
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	365,092
Paragon Commercial Corp. (a)	2,630	150,594
Piper Jaffray Companies	27,505	2,160,518
PJT Partners, Inc.	43,421	1,846,695
Pzena Investment Management, Inc.	4,972	55,587
Raymond James Financial, Inc.	214,854	18,971,608
S&P Global, Inc.	444,398	73,538,981
Safeguard Scientifics, Inc. (a)	26,745	331,638
SEI Investments Co.	229,425	16,142,343
Silvercrest Asset Management Group Class A	6,008	91,322
State Street Corp.	649,764	61,954,997
Stifel Financial Corp.	118,002	6,636,432
T. Rowe Price Group, Inc.	416,826	42,899,732
TD Ameritrade Holding Corp.	464,084	23,747,178
The NASDAQ OMX Group, Inc.	201,312	15,935,858
TheStreet.com, Inc. (a)	3,696	5,174
U.S. Global Investments, Inc. Class A	7,637	31,464
Vector Capital Corp. rights (a)(c)	4,280	0
Virtu Financial, Inc. Class A (b)	77,143	1,257,431
Virtus Investment Partners, Inc.	10,135	1,216,707
Waddell & Reed Financial, Inc. Class A (b)	156,809	3,183,223
Westwood Holdings Group, Inc.	10,927	746,860
WisdomTree Investments, Inc.	190,333	2,188,830
		1,415,476,736
Consumer Finance - 0.8%
Ally Financial, Inc.	799,706	21,480,103
American Express Co.	1,284,959	125,553,344
Asta Funding, Inc. (a)	4,468	31,723
Atlanticus Holdings Corp. (a)	35,598	77,604
Capital One Financial Corp.	838,015	77,097,380
Consumer Portfolio Services, Inc. (a)	11,930	48,913
Credit Acceptance Corp. (a)(b)	21,395	6,480,546
Discover Financial Services	653,137	46,111,472
Elevate Credit, Inc.	13,402	100,515
Encore Capital Group, Inc. (a)(b)	44,570	2,041,306
Enova International, Inc. (a)	32,960	489,456
EZCORP, Inc. (non-vtg.) Class A (a)(b)	86,606	1,043,602
First Cash Financial Services, Inc.	90,535	6,102,059
Green Dot Corp. Class A (a)	74,413	4,598,723
Imperial Holdings, Inc. warrants 4/11/19 (a)	1,880	0
LendingClub Corp. (a)	585,910	2,560,427
Navient Corp.	480,094	6,053,985
Nelnet, Inc. Class A	36,382	1,948,984
Nicholas Financial, Inc. (a)	5,705	44,556
OneMain Holdings, Inc. (a)	110,182	2,843,797
PRA Group, Inc. (a)(b)	79,585	2,769,558
Regional Management Corp. (a)	12,187	300,653
Santander Consumer U.S.A. Holdings, Inc.	199,933	3,446,845
SLM Corp. (a)	719,307	8,322,382
Synchrony Financial	1,327,872	47,657,326
World Acceptance Corp. (a)(b)	10,919	906,059
		368,111,318
Diversified Financial Services - 1.4%
Acushnet Holdings Corp.	60,247	1,197,108
Alteryx, Inc.	32,108	801,416
At Home Group, Inc. (a)	11,583	320,038
Berkshire Hathaway, Inc. Class B (a)	3,329,537	642,633,936
Camping World Holdings, Inc.	51,857	2,404,091
Cannae Holdings, Inc. (a)	119,032	2,167,573
Cotiviti Holdings, Inc. (a)	64,469	2,106,847
Donnelley Financial Solutions, Inc. (a)	58,021	1,183,628
FB Financial Corp. (a)(b)	19,661	834,609
Granite Point Mortgage Trust, Inc.	74,859	1,343,719
Leucadia National Corp.	564,714	14,857,625
Marlin Business Services Corp.	13,319	317,658
NewStar Financial, Inc.	27,065	319,367
On Deck Capital, Inc. (a)	61,562	325,663
Quantenna Communications, Inc. (a)(b)	27,725	339,077
Ra Pharmaceuticals, Inc. (a)	9,916	141,402
Sachem Capital Corp.	200	784
Senseonics Holdings, Inc. (a)(b)	90,488	266,035
Tiptree, Inc.	33,155	222,139
Varex Imaging Corp. (b)	67,867	2,515,830
Voya Financial, Inc.	328,653	14,526,463
		688,825,008
Insurance - 2.9%
AFLAC, Inc.	682,434	59,808,516
Alleghany Corp. (a)	26,648	15,583,750
Allstate Corp.	619,277	63,574,977
AMBAC Financial Group, Inc. (a)	77,952	1,173,957
American Equity Investment Life Holding Co.	151,614	4,810,712
American Financial Group, Inc.	124,528	13,082,912
American International Group, Inc.	1,556,376	93,320,305
American National Insurance Co.	20,619	2,584,592
Amerisafe, Inc.	34,393	2,257,900
AmTrust Financial Services, Inc. (b)	184,814	1,781,607
Aon PLC	448,420	62,877,452
Arch Capital Group Ltd. (a)	223,337	21,147,781
Argo Group International Holdings, Ltd.	52,927	3,241,779
Arthur J. Gallagher & Co.	303,378	19,971,374
Aspen Insurance Holdings Ltd.	111,432	4,568,712
Assurant, Inc.	94,584	9,540,688
Assured Guaranty Ltd.	219,846	7,982,608
Athene Holding Ltd.	127,164	6,112,773
Atlas Financial Holdings, Inc. (a)	9,356	187,120
Axis Capital Holdings Ltd.	153,356	8,034,321
Baldwin & Lyons, Inc. Class B	11,829	288,628
Brown & Brown, Inc.	204,333	10,472,066
Chubb Ltd.	803,433	122,210,194
Cincinnati Financial Corp.	261,500	19,541,895
Citizens, Inc. Class A (a)(b)	62,312	535,883
CNA Financial Corp.	65,156	3,543,183
CNO Financial Group, Inc.	290,469	7,322,723
Crawford & Co. Class B	31,537	316,001
Donegal Group, Inc. Class A	8,008	141,822
eHealth, Inc. (a)	26,343	604,308
EMC Insurance Group	8,724	270,618
Employers Holdings, Inc.	54,193	2,655,457
Enstar Group Ltd. (a)	18,704	4,145,742
Erie Indemnity Co. Class A	39,674	4,915,212
Everest Re Group Ltd.	70,880	15,565,248
FBL Financial Group, Inc. Class A	16,450	1,240,330
Federated National Holding Co.	19,431	262,707
Fidelity & Guaranty Life (b)	29,774	925,971
First Acceptance Corp. (a)	4,055	5,272
First American Financial Corp.	189,648	10,542,532
FNF Group	485,332	19,636,533
Genworth Financial, Inc. Class A (a)	831,470	2,818,683
Global Indemnity Ltd.	13,709	594,011
Greenlight Capital Re, Ltd. (a)	42,022	930,787
Hallmark Financial Services, Inc. (a)	10,337	115,464
Hanover Insurance Group, Inc.	70,993	7,638,847
Hartford Financial Services Group, Inc.	624,209	35,854,565
HCI Group, Inc. (b)	13,167	395,932
Health Insurance Innovations, Inc. (a)(b)	22,858	533,734
Heritage Insurance Holdings, Inc. (b)	60,181	1,082,054
Horace Mann Educators Corp.	74,869	3,496,382
Independence Holding Co.	16,014	475,616
Infinity Property & Casualty Corp.	17,608	1,898,142
Investors Title Co.	1,086	218,286
James River Group Holdings Ltd.	33,994	1,376,077
Kemper Corp.	85,524	5,901,156
Kingstone Companies, Inc.	9,045	175,925
Kinsale Capital Group, Inc.	33,893	1,511,289
Lincoln National Corp.	381,053	29,169,607
Loews Corp.	488,564	24,564,998
Maiden Holdings Ltd.	125,108	813,202
Markel Corp. (a)	24,343	26,945,267
Marsh & McLennan Companies, Inc.	887,754	74,509,193
MBIA, Inc. (a)(b)	228,577	1,924,618
Mercury General Corp.	66,212	3,633,715
MetLife, Inc.	1,844,404	99,007,607
National General Holdings Corp.	106,900	2,258,797
National Western Life Group, Inc.	3,602	1,273,271
Navigators Group, Inc.	37,597	1,936,246
NI Holdings, Inc.	11,972	210,228
Old Republic International Corp.	417,839	8,762,084
Patriot National, Inc. (b)	7,857	471
Primerica, Inc.	75,461	7,847,944
Principal Financial Group, Inc.	460,103	32,570,691
ProAssurance Corp.	101,786	6,295,464
Progressive Corp.	999,962	53,177,979
Prudential Financial, Inc.	741,461	85,890,842
Reinsurance Group of America, Inc.	107,870	17,480,334
RenaissanceRe Holdings Ltd.	73,938	9,807,876
RLI Corp.	67,585	4,036,852
Safety Insurance Group, Inc.	24,718	2,035,527
Selective Insurance Group, Inc.	101,970	6,240,564
State Auto Financial Corp.	23,497	655,801
Stewart Information Services Corp.	39,769	1,603,884
The Travelers Companies, Inc.	479,546	65,012,051
Third Point Reinsurance Ltd. (a)	151,089	2,560,959
Torchmark Corp.	190,445	16,921,038
Trupanion, Inc. (a)(b)	32,968	981,787
United Fire Group, Inc.	36,055	1,732,803
United Insurance Holdings Corp.	29,576	493,623
Universal Insurance Holdings, Inc.	52,834	1,394,818
Unum Group	384,330	21,760,765
Validus Holdings Ltd.	133,201	6,550,825
W.R. Berkley Corp.	176,033	12,167,401
White Mountains Insurance Group Ltd.	8,265	7,364,032
Willis Group Holdings PLC	230,064	36,994,291
WMI Holdings Corp. (a)	391,046	327,814
XL Group Ltd.	452,595	17,569,738
		1,386,288,118
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	38,728	733,121
AGNC Investment Corp.	665,233	13,238,137
American Capital Mortgage Investment Corp.	77,847	1,444,062
Annaly Capital Management, Inc.	1,988,707	23,208,211
Anworth Mortgage Asset Corp.	251,516	1,413,520
Apollo Commercial Real Estate Finance, Inc. (b)	157,668	2,940,508
Arbor Realty Trust, Inc.	80,640	691,891
Ares Commercial Real Estate Corp.	39,618	534,051
Armour Residential REIT, Inc.	61,211	1,548,026
Blackstone Mortgage Trust, Inc. (b)	164,134	5,370,464
Capstead Mortgage Corp.	189,470	1,718,493
Cherry Hill Mortgage Investment Corp.	12,023	219,059
Chimera Investment Corp.	351,948	6,440,648
CYS Investments, Inc.	264,224	2,137,572
Dynex Capital, Inc.	68,104	487,625
Ellington Residential Mortgage REIT	15,540	199,689
Five Oaks Investment Corp. (b)	6,106	24,790
Great Ajax Corp.	14,698	210,328
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	96,779	2,300,437
Invesco Mortgage Capital, Inc.	180,605	3,189,484
KKR Real Estate Finance Trust, Inc. (b)	46,076	944,558
Ladder Capital Corp. Class A	150,953	2,060,508
MFA Financial, Inc.	673,485	5,387,880
New Residential Investment Corp.	514,969	9,109,802
New York Mortgage Trust, Inc. (b)	227,021	1,452,934
Orchid Island Capital, Inc. (b)	73,768	699,321
Owens Realty Mortgage, Inc.	54,252	878,882
PennyMac Mortgage Investment Trust	106,166	1,662,560
Redwood Trust, Inc.	147,922	2,221,788
Resource Capital Corp. (b)	40,594	405,128
Starwood Property Trust, Inc.	494,344	10,717,378
Two Harbors Investment Corp.	283,526	4,536,416
Western Asset Mortgage Capital Corp. (b)	88,849	891,155
ZAIS Financial Corp.	18,554	293,153
		109,311,579
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	10,073	606,898
Thrifts & Mortgage Finance - 0.2%
Bank Mutual Corp.	56,001	599,211
BankFinancial Corp.	19,300	318,257
Bear State Financial, Inc.	13,571	138,967
Beneficial Bancorp, Inc.	178,014	3,017,337
BofI Holding, Inc. (a)(b)	104,951	2,900,846
BSB Bancorp, Inc. (a)	6,958	220,917
Capitol Federal Financial, Inc.	280,441	3,943,000
Charter Financial Corp.	26,857	496,317
Clifton Bancorp, Inc.	32,703	566,089
Dime Community Bancshares, Inc.	51,879	1,143,932
Entegra Financial Corp. (a)	3,030	87,870
ESSA Bancorp, Inc.	4,298	68,510
Essent Group Ltd. (a)	146,912	6,500,856
Farmer Mac Class C (non-vtg.)	17,857	1,325,882
First Defiance Financial Corp.	13,178	715,961
Flagstar Bancorp, Inc. (a)	37,206	1,414,200
FS Bancorp, Inc.	3,111	177,327
Hingham Institution for Savings	2,103	479,905
Home Bancorp, Inc.	7,195	307,946
HomeStreet, Inc. (a)	54,010	1,647,305
Impac Mortgage Holdings, Inc. (a)(b)	22,924	269,128
Kearny Financial Corp.	157,909	2,337,053
Lendingtree, Inc. (a)	12,573	3,796,417
Malvern Bancorp, Inc. (a)	6,089	164,099
Meridian Bancorp, Inc. Maryland	112,706	2,271,026
Meta Financial Group, Inc.	16,728	1,571,596
MGIC Investment Corp. (a)	616,542	9,013,844
Nationstar Mortgage Holdings, Inc. (a)(b)	63,329	1,144,355
New York Community Bancorp, Inc.	878,574	11,720,177
NMI Holdings, Inc. (a)	95,441	1,627,269
Northfield Bancorp, Inc.	77,835	1,380,793
Northwest Bancshares, Inc.	218,925	3,706,400
OceanFirst Financial Corp.	60,020	1,665,555
Ocwen Financial Corp. (a)(b)	179,422	572,356
Oritani Financial Corp.	122,108	2,106,363
PennyMac Financial Services, Inc. (a)	35,269	745,939
PHH Corp. (a)	94,843	1,077,416
Poage Bankshares, Inc.	2,365	43,043
Provident Financial Holdings, Inc.	3,066	59,051
Provident Financial Services, Inc.	124,224	3,396,284
Radian Group, Inc.	389,840	7,987,822
Riverview Bancorp, Inc.	6,875	63,388
Security National Financial Corp. Class A	11,754	59,945
SI Financial Group, Inc.	3,746	56,565
Southern Missouri Bancorp, Inc.	5,377	216,370
Territorial Bancorp, Inc.	13,244	423,146
TFS Financial Corp.	169,754	2,585,353
Timberland Bancorp, Inc.	5,034	144,576
Trustco Bank Corp., New York	154,057	1,440,433
United Community Financial Corp.	43,226	423,183
United Financial Bancorp, Inc. New	84,987	1,584,158
Walker & Dunlop, Inc. (a)	49,313	2,430,145
Walter Investment Management Corp. (a)	49,597	18,212
Washington Federal, Inc.	157,606	5,484,689
Waterstone Financial, Inc.	41,772	789,491
Westfield Financial, Inc.	33,310	356,417
WSFS Financial Corp.	51,047	2,582,978
		101,385,670

TOTAL FINANCIALS		7,265,031,391

HEALTH CARE - 13.5%
Biotechnology - 3.1%
AbbVie, Inc.	2,770,960	268,561,443
Abeona Therapeutics, Inc. (a)	62,198	1,076,025
ACADIA Pharmaceuticals, Inc. (a)(b)	164,038	4,962,150
Acceleron Pharma, Inc. (a)(b)	65,396	2,386,300
Achaogen, Inc. (a)(b)	54,118	647,251
Achillion Pharmaceuticals, Inc. (a)	199,588	622,715
Acorda Therapeutics, Inc. (a)(b)	83,616	1,697,405
Actinium Pharmaceuticals, Inc. (a)(b)	38,656	26,653
Adamas Pharmaceuticals, Inc. (a)(b)	24,337	904,120
Aduro Biotech, Inc. (a)(b)	43,288	411,236
Advaxis, Inc. (a)(b)	48,573	145,233
Adverum Biotechnologies, Inc. (a)	12,370	37,729
Aevi Genomic Medicine, Inc. (a)	41,669	50,419
Agenus, Inc. (a)(b)	138,167	542,996
Agios Pharmaceuticals, Inc. (a)(b)	72,800	4,480,840
Aimmune Therapeutics, Inc. (a)(b)	39,537	1,510,313
Akebia Therapeutics, Inc. (a)	89,194	1,387,859
Albireo Pharma, Inc. (a)	5,786	144,766
Alder Biopharmaceuticals, Inc. (a)	108,499	1,193,489
Aldeyra Therapeutics, Inc. (a)	18,140	120,631
Alexion Pharmaceuticals, Inc. (a)	389,410	42,761,112
Alkermes PLC (a)(b)	263,559	13,781,500
Alnylam Pharmaceuticals, Inc. (a)(b)	141,773	19,074,139
Alpine Immune Sciences, Inc. (a)	12,084	127,003
AMAG Pharmaceuticals, Inc. (a)(b)	54,744	763,679
Amgen, Inc.	1,269,967	223,082,403
Amicus Therapeutics, Inc. (a)(b)	274,496	3,820,984
AnaptysBio, Inc.	24,919	2,094,442
Anavex Life Sciences Corp. (a)(b)	58,538	222,444
Anthera Pharmaceuticals, Inc. (a)(b)	7,268	14,318
Applied Genetic Technologies Corp. (a)	14,097	52,864
Aptevo Therapeutics, Inc. (a)	19,070	57,401
AquaBounty Technologies, Inc. (a)	1,372	5,337
Aquinox Pharmaceuticals, Inc. (a)	27,880	294,413
Ardelyx, Inc. (a)	45,094	299,875
Arena Pharmaceuticals, Inc. (a)	64,716	2,005,549
Argos Therapeutics, Inc. (a)(b)	19,777	3,243
ArQule, Inc. (a)	65,290	96,629
Array BioPharma, Inc. (a)(b)	329,939	3,711,814
Arrowhead Pharmaceuticals, Inc. (a)(b)	223,439	797,677
Asterias Biotherapeutics, Inc. (a)(b)	24,436	59,868
Atara Biotherapeutics, Inc. (a)(b)	38,054	549,880
Athersys, Inc. (a)(b)	185,212	361,163
aTyr Pharma, Inc. (a)	6,529	25,463
Audentes Therapeutics, Inc. (a)	34,208	987,243
AVEO Pharmaceuticals, Inc. (a)(b)	164,980	485,041
Aviragen Therapeutics, Inc. (a)	46,093	29,421
Bellicum Pharmaceuticals, Inc. (a)(b)	35,938	360,458
Biocept, Inc. (a)(b)	7,092	5,106
BioCryst Pharmaceuticals, Inc. (a)(b)	155,643	790,666
Biogen, Inc. (a)	366,976	118,228,658
Biohaven Pharmaceutical Holding Co. Ltd.	57,394	1,327,523
BioMarin Pharmaceutical, Inc. (a)	316,105	27,121,809
Biospecifics Technologies Corp. (a)	7,257	325,839
BioTime, Inc. (a)(b)	346,441	928,462
Bioverativ, Inc.	185,633	9,285,363
bluebird bio, Inc. (a)(b)	78,057	13,488,250
Blueprint Medicines Corp. (a)	59,036	4,431,242
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	62,662
Calithera Biosciences, Inc. (a)	45,690	479,745
Calyxt, Inc. (b)	10,855	207,765
Cancer Genetics, Inc. (a)(b)	9,725	23,097
Capricor Therapeutics, Inc. (a)(b)	23,875	44,885
Cara Therapeutics, Inc. (a)(b)	41,713	519,327
CareDx, Inc. (a)(b)	24,292	176,360
Cascadian Therapeutics, Inc. (a)	71,286	303,678
CASI Pharmaceuticals, Inc. (a)(b)	56,460	173,332
Catalyst Biosciences, Inc. (a)	180	1,258
Catalyst Pharmaceutical Partners, Inc. (a)	93,518	402,127
Cel-Sci Corp. (a)(b)	3,253	6,018
Celgene Corp. (a)	1,357,080	136,834,376
Celldex Therapeutics, Inc. (a)(b)	215,095	645,285
Cellular Biomedicine Group, Inc. (a)(b)	8,068	89,353
Celsion Corp. (a)	762	2,057
ChemoCentryx, Inc. (a)	36,062	234,403
Chiasma, Inc. (a)(b)	8,745	14,867
Chimerix, Inc. (a)	63,824	285,293
Cidara Therapeutics, Inc. (a)	2,782	21,978
Cleveland Biolabs, Inc. (a)	1,776	4,316
Clovis Oncology, Inc. (a)	83,622	5,257,315
Coherus BioSciences, Inc. (a)(b)	71,178	637,043
Conatus Pharmaceuticals, Inc. (a)(b)	36,543	151,653
Concert Pharmaceuticals, Inc. (a)	25,754	581,010
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	68,638	528,513
Corvus Pharmaceuticals, Inc. (a)	10,405	116,640
CTI BioPharma Corp. (a)(b)	19,153	52,671
Curis, Inc. (a)	179,000	142,359
Cyclacel Pharmaceuticals, Inc. (a)(b)	960	1,766
Cytokinetics, Inc. (a)	76,663	659,302
CytomX Therapeutics, Inc. (a)	55,930	1,157,751
Cytori Therapeutics, Inc. (a)(b)	10,777	3,503
CytRx Corp. (a)(b)	40,644	88,604
Dicerna Pharmaceuticals, Inc. (a)	22,350	189,528
Dyax Corp. rights 12/31/19 (a)(c)	200,675	676,275
Dynavax Technologies Corp. (a)	88,051	1,761,020
Eagle Pharmaceuticals, Inc. (a)(b)	14,894	879,640
Edge Therapeutics, Inc. (a)(b)	50,398	509,020
Editas Medicine, Inc. (a)(b)	42,479	1,226,369
Eiger Biopharmaceuticals, Inc. (a)(b)	1,065	12,407
Eleven Biotherapeutics, Inc. (a)	6,105	4,029
Emergent BioSolutions, Inc. (a)(b)	56,205	2,469,086
Enanta Pharmaceuticals, Inc. (a)	25,666	1,274,574
Epizyme, Inc. (a)(b)	85,772	1,029,264
Esperion Therapeutics, Inc. (a)(b)	35,029	2,154,634
Exact Sciences Corp. (a)(b)	206,961	12,310,040
Exelixis, Inc. (a)	513,354	13,901,626
Fate Therapeutics, Inc. (a)	23,219	102,164
Fibrocell Science, Inc. (a)(b)	12,960	18,922
FibroGen, Inc. (a)	150,576	7,152,360
Five Prime Therapeutics, Inc. (a)(b)	46,353	1,221,402
Flexion Therapeutics, Inc. (a)(b)	59,552	1,542,992
Fortress Biotech, Inc. (a)(b)	43,908	169,046
Foundation Medicine, Inc. (a)	24,382	1,297,122
Galectin Therapeutics, Inc. (a)	56,076	132,339
Galena Biopharma, Inc. (a)	12,770	3,959
Genocea Biosciences, Inc. (a)(b)	32,032	39,079
Genomic Health, Inc. (a)	30,953	937,566
GenVec, Inc. rights (c)	814	0
Geron Corp. (a)(b)	277,780	552,782
Gilead Sciences, Inc.	2,270,493	169,787,467
Global Blood Therapeutics, Inc. (a)(b)	61,654	2,432,250
GlycoMimetics, Inc. (a)(b)	35,771	504,729
GTx, Inc. (a)(b)	1,962	25,702
Halozyme Therapeutics, Inc. (a)(b)	222,904	4,161,618
Heat Biologics, Inc. (a)	3,136	1,474
Hemispherx Biopharma, Inc. (a)	10,898	3,487
Heron Therapeutics, Inc. (a)(b)	88,956	1,565,626
iBio, Inc. (a)	40,361	7,523
Idera Pharmaceuticals, Inc. (a)(b)	224,816	496,843
Ignyta, Inc. (a)	75,502	1,238,233
Immune Design Corp. (a)	68,872	282,375
Immune Pharmaceuticals, Inc. (a)(b)	7,141	6,168
ImmunoCellular Therapeutics Ltd. (a)	1,048	346
ImmunoGen, Inc. (a)	155,417	986,898
Immunomedics, Inc. (a)(b)	187,186	2,032,840
Incyte Corp. (a)	297,943	29,493,378
Infinity Pharmaceuticals, Inc. (a)(b)	64,535	124,553
Inotek Pharmaceuticals Corp. (a)(b)	20,127	46,493
Inovio Pharmaceuticals, Inc. (a)(b)	153,711	705,533
Insmed, Inc. (a)	128,126	3,996,250
Insys Therapeutics, Inc. (a)(b)	45,156	239,327
Intellia Therapeutics, Inc. (a)	22,439	505,326
Intercept Pharmaceuticals, Inc. (a)(b)	29,766	1,827,930
Intrexon Corp. (a)(b)	110,181	1,502,869
Invitae Corp. (a)	60,878	532,074
Ionis Pharmaceuticals, Inc. (a)(b)	213,452	11,844,451
Iovance Biotherapeutics, Inc. (a)	86,775	785,314
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	251,581	4,344,804
IsoRay, Inc. (a)	57,047	25,671
Jounce Therapeutics, Inc. (b)	10,322	162,675
Juno Therapeutics, Inc. (a)(b)	145,828	7,965,125
Kadmon Holdings, Inc. (a)	130,341	465,317
Kalvista Pharmaceuticals, Inc. (a)	508	5,034
Karyopharm Therapeutics, Inc. (a)	46,345	518,601
Keryx Biopharmaceuticals, Inc. (a)(b)	176,242	844,199
Kindred Biosciences, Inc. (a)	41,075	314,224
Kura Oncology, Inc. (a)	30,312	486,508
La Jolla Pharmaceutical Co. (a)(b)	28,865	962,648
Lexicon Pharmaceuticals, Inc. (a)(b)	68,906	704,219
Ligand Pharmaceuticals, Inc. Class B (a)(b)	36,373	4,795,780
Loxo Oncology, Inc. (a)(b)	36,155	2,774,896
Macrogenics, Inc. (a)	52,348	1,011,363
Madrigal Pharmaceuticals, Inc. (a)(b)	9,659	486,234
MannKind Corp. (a)(b)	151,177	470,160
Matinas BioPharma Holdings, Inc. (a)(b)	91,988	129,703
MediciNova, Inc. (a)(b)	31,401	219,179
MEI Pharma, Inc. (a)	62,189	139,303
Merrimack Pharmaceuticals, Inc. (b)	22,287	257,638
MiMedx Group, Inc. (a)(b)	170,113	1,968,207
Minerva Neurosciences, Inc. (a)	51,124	293,963
Miragen Therapeutics, Inc. (a)	4,896	39,021
Mirati Therapeutics, Inc. (a)(b)	37,479	642,765
Molecular Templates, Inc. (a)(b)	11,026	90,413
Moleculin Biotech, Inc. (a)(b)	26,702	42,456
Momenta Pharmaceuticals, Inc. (a)	130,971	1,807,400
Myriad Genetics, Inc. (a)(b)	115,012	3,982,866
NanoViricides, Inc. (a)(b)	32,620	33,599
NantKwest, Inc. (a)(b)	76,001	372,405
Natera, Inc. (a)(b)	66,582	647,843
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	63,445
Neothetics, Inc. (a)(b)	10,095	13,527
Neuralstem, Inc. (a)(b)	8,195	9,342
Neurocrine Biosciences, Inc. (a)(b)	154,025	11,072,857
NewLink Genetics Corp. (a)(b)	41,496	363,920
Novavax, Inc. (a)(b)	436,535	593,688
Ohr Pharmaceutical, Inc. (a)	32,314	27,467
OncoCyte Corp. (a)(b)	3,324	16,786
OncoGenex Pharmaceuticals, Inc. (a)	960	1,277
OncoGenex Pharmaceuticals, Inc. rights (c)	10,565	0
OncoMed Pharmaceuticals, Inc. (a)	27,577	136,782
Onconova Therapeutics, Inc. (a)	624	942
Ophthotech Corp. (a)	50,366	158,149
Opko Health, Inc. (a)(b)	617,855	3,243,739
Oragenics, Inc. (a)	9,973	3,989
Organovo Holdings, Inc. (a)(b)	337,362	509,417
Otonomy, Inc. (a)	38,289	204,846
OvaScience, Inc. (a)	60,110	89,564
Palatin Technologies, Inc. (a)(b)	204,858	186,421
PDL BioPharma, Inc. (a)(b)	309,517	900,694
Peregrine Pharmaceuticals, Inc. (a)	55,462	281,192
Pfenex, Inc. (a)	21,045	51,771
PharmAthene, Inc. (b)	5,138	9,300
Portola Pharmaceuticals, Inc. (a)	108,755	5,519,316
Progenics Pharmaceuticals, Inc. (a)(b)	118,604	685,531
Protagonist Therapeutics, Inc. (a)	52,263	1,019,129
Proteon Therapeutics, Inc. (a)(b)	5,515	9,651
Proteostasis Therapeutics, Inc. (a)	15,177	39,308
Prothena Corp. PLC (a)(b)	67,107	3,119,804
PTC Therapeutics, Inc. (a)(b)	53,763	857,520
Puma Biotechnology, Inc. (a)(b)	52,709	5,581,883
Radius Health, Inc. (a)(b)	63,620	1,801,082
Recro Pharma, Inc. (a)	20,797	200,483
Regeneron Pharmaceuticals, Inc. (a)	133,770	48,406,012
REGENXBIO, Inc. (a)	45,270	1,272,087
Regulus Therapeutics, Inc. (a)(b)	85,834	78,100
Repligen Corp. (a)(b)	69,352	2,458,528
Retrophin, Inc. (a)(b)	70,101	1,580,077
Rexahn Pharmaceuticals, Inc. (a)(b)	42,298	90,941
Rigel Pharmaceuticals, Inc. (a)	252,476	1,050,300
Sage Therapeutics, Inc. (a)(b)	71,313	6,590,034
Sangamo Therapeutics, Inc. (a)(b)	153,345	2,484,189
Sarepta Therapeutics, Inc. (a)(b)	103,983	5,788,734
Savara, Inc. (a)(b)	38,371	496,904
Seattle Genetics, Inc. (a)(b)	163,698	9,974,119
Selecta Biosciences, Inc. (a)	13,681	145,839
Seres Therapeutics, Inc. (a)(b)	32,924	345,702
Sienna Biopharmaceuticals, Inc.	4,913	99,046
Sorrento Therapeutics, Inc. (a)(b)	134,335	302,254
Spark Therapeutics, Inc. (a)(b)	52,137	3,817,993
Spectrum Pharmaceuticals, Inc. (a)(b)	156,974	3,076,690
Spring Bank Pharmaceuticals, Inc. (a)	9,145	128,396
Stemline Therapeutics, Inc. (a)(b)	29,702	457,411
Sunesis Pharmaceuticals, Inc. (a)(b)	5,440	15,722
Syndax Pharmaceuticals, Inc. (a)(b)	33,111	290,052
Synergy Pharmaceuticals, Inc. (a)(b)	387,288	805,559
Synthetic Biologics, Inc. (a)(b)	84,770	58,780
Syros Pharmaceuticals, Inc. (a)(b)	16,253	241,357
T2 Biosystems, Inc. (a)(b)	38,996	162,223
Tenax Therapeutics, Inc. (a)	1,373	563
TESARO, Inc. (a)(b)	70,613	5,973,860
TG Therapeutics, Inc. (a)(b)	86,621	744,941
Tocagen, Inc. (b)	8,584	102,493
TONIX Pharmaceuticals Holding (a)	1,717	7,040
TRACON Pharmaceuticals, Inc. (a)(b)	4,111	11,100
Trevena, Inc. (a)(b)	130,021	215,835
Trovagene, Inc. (a)(b)	33,847	19,970
Ultragenyx Pharmaceutical, Inc. (a)(b)	65,524	3,308,307
United Therapeutics Corp. (a)	76,764	9,978,552
Vanda Pharmaceuticals, Inc. (a)	83,623	1,174,903
Veracyte, Inc. (a)	15,721	106,588
Verastem, Inc. (a)	47,048	198,072
Vericel Corp. (a)	55,972	249,075
Versartis, Inc. (a)	37,706	73,527
Vertex Pharmaceuticals, Inc. (a)	439,685	63,442,149
Vical, Inc. (a)(b)	6,566	11,556
Vital Therapies, Inc. (a)(b)	39,707	196,550
Voyager Therapeutics, Inc. (a)	23,852	348,955
Xbiotech, Inc. (a)(b)	36,998	156,132
Xencor, Inc. (a)(b)	68,832	1,494,343
XOMA Corp. (a)(b)	11,543	348,599
Zafgen, Inc. (a)	24,672	96,468
ZIOPHARM Oncology, Inc. (a)(b)	222,939	1,018,831
		1,472,654,987
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc.	48,645	2,370,957
Abbott Laboratories	3,010,799	169,718,740
Abiomed, Inc. (a)	72,969	14,217,280
Accuray, Inc. (a)(b)	142,393	733,324
Align Technology, Inc. (a)	132,621	34,598,166
Alliqua Biomedical, Inc. (a)(b)	439	979
Alphatec Holdings, Inc. (a)(b)	3,066	8,033
Amedica Corp. (a)(b)	5,750	19,205
Analogic Corp.	26,933	2,230,052
Angiodynamics, Inc. (a)	68,576	1,178,136
Anika Therapeutics, Inc. (a)(b)	30,719	1,693,231
Antares Pharma, Inc. (a)(b)	242,616	448,840
Apollo Endosurgery, Inc. (a)	102	475
Atricure, Inc. (a)	57,842	1,070,077
Atrion Corp.	3,083	2,079,792
Avinger, Inc. (a)(b)	31,221	7,490
AxoGen, Inc. (a)	51,587	1,377,373
Baxter International, Inc.	867,497	56,847,078
Becton, Dickinson & Co.	394,288	89,980,464
Bellerophon Therapeutics, Inc. (a)(b)	16,556	31,953
BioLase Technology, Inc. (a)(b)	31,172	15,586
Boston Scientific Corp. (a)	2,378,808	62,515,074
Bovie Medical Corp. (a)	10,849	31,788
C.R. Bard, Inc.	124,084	41,684,779
Cantel Medical Corp.	62,489	6,653,829
Cardiovascular Systems, Inc. (a)	58,185	1,458,116
Cerus Corp. (a)(b)	223,482	882,754
Cesca Therapeutics, Inc. (a)	793	2,331
Cogentix Medical, Inc. (a)	1,160	3,318
ConforMis, Inc. (a)(b)	87,736	279,878
CONMED Corp.	42,831	2,291,459
Corindus Vascular Robotics, Inc. (a)(b)	178,714	230,541
Cryolife, Inc. (a)	57,983	1,179,954
CryoPort, Inc. (a)	52,805	375,444
Cutera, Inc. (a)	27,491	1,128,506
CytoSorbents Corp. (a)(b)	36,870	258,090
Danaher Corp.	1,062,150	100,224,474
Dare Bioscience, Inc. (a)	2,822	7,083
Dentsply Sirona, Inc.	398,316	26,691,155
DexCom, Inc. (a)(b)	148,457	8,674,343
Dextera Surgical, Inc. (a)(b)	2,377	310
Edwards Lifesciences Corp. (a)	366,133	42,910,788
Ekso Bionics Holdings, Inc. (a)(b)	113,321	259,505
Endologix, Inc. (a)(b)	127,100	697,779
Entellus Medical, Inc. (a)(b)	19,089	325,086
EnteroMedics, Inc. (a)(b)	13,109	17,304
Exactech, Inc. (a)	21,539	903,561
Fonar Corp. (a)	7,275	180,784
Genmark Diagnostics, Inc. (a)(b)	107,242	477,227
Glaukos Corp. (a)(b)	76,149	2,038,509
Globus Medical, Inc. (a)	121,778	4,628,782
Haemonetics Corp. (a)	91,218	5,272,400
Halyard Health, Inc. (a)(b)	83,663	4,061,002
Heska Corp. (a)	12,153	1,043,092
Hill-Rom Holdings, Inc.	110,065	9,305,996
Hologic, Inc. (a)	485,517	20,255,769
ICU Medical, Inc. (a)	27,698	5,910,753
IDEXX Laboratories, Inc. (a)	152,044	23,781,202
Inogen, Inc. (a)	30,117	3,877,263
Insulet Corp. (a)	96,745	6,939,519
Integer Holdings Corp. (a)	45,898	2,223,758
Integra LifeSciences Holdings Corp. (a)	106,721	5,188,775
Intuitive Surgical, Inc. (a)	193,259	77,261,083
Invacare Corp. (b)	57,619	1,011,213
InVivo Therapeutics Holdings Corp. (a)(b)	46,249	55,499
Invuity, Inc. (a)(b)	16,779	130,876
IRadimed Corp. (a)(b)	3,077	42,924
iRhythm Technologies, Inc. (a)	31,977	1,774,724
Iridex Corp. (a)	4,871	42,378
K2M Group Holdings, Inc. (a)	70,159	1,379,326
Kewaunee Scientific Corp.	1,376	37,909
Lantheus Holdings, Inc. (a)	45,045	1,009,008
LeMaitre Vascular, Inc.	28,069	924,312
LivaNova PLC (a)	75,176	6,553,844
Masimo Corp. (a)	82,311	7,312,509
Medtronic PLC	2,349,311	192,948,912
Meridian Bioscience, Inc.	73,595	1,107,605
Merit Medical Systems, Inc. (a)	93,532	4,063,965
Microbot Medical, Inc. (a)(b)	7,285	8,305
Misonix, Inc. (a)	7,938	84,937
Natus Medical, Inc. (a)	56,909	2,279,205
Neogen Corp. (a)	67,196	5,637,744
Nevro Corp. (a)(b)	56,879	4,255,687
NuVasive, Inc. (a)	83,449	4,814,173
Nuvectra Corp. (a)	13,499	120,141
NxStage Medical, Inc. (a)	108,037	2,775,471
OraSure Technologies, Inc. (a)	97,410	1,612,136
Orthofix International NV (a)	32,172	1,744,366
Penumbra, Inc. (a)(b)	54,930	5,784,129
Pulse Biosciences, Inc. (a)(b)	10,423	225,033
Quidel Corp. (a)	49,569	1,883,126
ResMed, Inc.	247,918	21,172,197
Retractable Technologies, Inc. (a)	5,248	3,380
Rockwell Medical Technologies, Inc. (a)(b)	83,284	510,531
RTI Biologics, Inc. (a)	100,701	483,365
Seaspine Holdings Corp. (a)	11,601	114,386
Second Sight Medical Products, Inc. (a)(b)	20,882	25,685
Sientra, Inc. (a)(b)	27,954	398,065
Skyline Medical, Inc. (a)(b)	19,298	25,473
Sorrento Tech, Inc. (a)(b)	10,160	10,566
Staar Surgical Co. (a)	44,365	769,733
Steris PLC	151,004	13,584,320
STRATA Skin Sciences, Inc. (a)	803	1,036
Stryker Corp.	557,171	86,918,676
SurModics, Inc. (a)	19,525	646,278
Synergetics U.S.A., Inc. (a)(c)	19,727	0
Tactile Systems Technology, Inc. (a)	22,275	664,463
Tandem Diabetes Care, Inc. (a)(b)	2,577	6,881
Teleflex, Inc.	77,066	20,462,564
The Cooper Companies, Inc.	84,629	20,410,822
TransEnterix, Inc. (a)(b)	189,128	436,886
Utah Medical Products, Inc.	13,511	1,103,173
Varian Medical Systems, Inc. (a)(b)	159,232	17,794,176
Vermillion, Inc. (a)(b)	12,449	21,288
ViewRay, Inc. (a)(b)	55,513	534,590
Viveve Medical, Inc. (a)(b)	22,359	112,019
West Pharmaceutical Services, Inc.	131,675	13,158,283
Wright Medical Group NV (a)(b)	185,020	4,497,836
Zimmer Biomet Holdings, Inc.	350,012	40,986,405
Zosano Pharma Corp. (a)(b)	34,865	21,233
		1,345,254,161
Health Care Providers & Services - 2.5%
AAC Holdings, Inc. (a)	12,779	116,672
Acadia Healthcare Co., Inc. (a)(b)	133,021	4,234,058
Aceto Corp.	47,837	507,551
Addus HomeCare Corp. (a)	10,897	362,870
Aetna, Inc.	575,334	103,663,680
Almost Family, Inc. (a)	19,278	1,145,113
Amedisys, Inc. (a)	47,206	2,549,124
American Renal Associates Holdings, Inc. (a)(b)	16,913	244,900
AmerisourceBergen Corp.	288,729	24,489,994
AMN Healthcare Services, Inc. (a)(b)	87,493	4,392,149
Anthem, Inc.	454,778	106,854,639
BioScrip, Inc. (a)(b)	230,699	604,431
BioTelemetry, Inc. (a)(b)	51,243	1,486,047
Brookdale Senior Living, Inc. (a)	326,054	3,485,517
Caladrius Biosciences, Inc. (a)(b)	9,530	32,688
Capital Senior Living Corp. (a)	37,012	601,815
Cardinal Health, Inc.	551,178	32,624,226
Centene Corp. (a)	297,424	30,364,016
Chemed Corp.	28,374	6,978,302
Cigna Corp.	437,196	92,567,509
Civitas Solutions, Inc. (a)	27,734	539,426
Community Health Systems, Inc. (a)(b)	198,155	901,605
Corvel Corp. (a)	17,696	977,704
Cross Country Healthcare, Inc. (a)	55,702	761,446
DaVita HealthCare Partners, Inc. (a)	263,576	16,093,951
Diplomat Pharmacy, Inc. (a)(b)	79,924	1,430,640
Envision Healthcare Corp. (a)(b)	209,359	6,684,833
Express Scripts Holding Co. (a)	1,013,621	66,067,817
Five Star Sr Living, Inc. (a)	70,113	105,170
G1 Therapeutics, Inc. (b)	15,149	311,312
Genesis HealthCare, Inc. Class A (a)(b)	27,157	18,730
HCA Holdings, Inc. (a)	498,448	42,368,080
HealthEquity, Inc. (a)(b)	87,917	4,560,255
HealthSouth Corp.	168,846	8,433,858
Henry Schein, Inc. (a)	292,912	20,928,562
Humana, Inc.	250,204	65,268,215
Interpace Diagnostics Group, Inc. (a)	136	156
Kindred Healthcare, Inc.	151,684	1,114,877
Laboratory Corp. of America Holdings (a)	175,793	27,822,758
LHC Group, Inc. (a)	27,965	1,839,258
LifePoint Hospitals, Inc. (a)	65,814	3,145,909
Magellan Health Services, Inc. (a)	40,373	3,411,519
McKesson Corp.	364,704	53,881,369
MEDNAX, Inc. (a)	163,523	8,141,810
Molina Healthcare, Inc. (a)(b)	76,753	6,005,155
National Healthcare Corp.	18,256	1,211,286
National Research Corp. Class A	13,259	450,143
Owens & Minor, Inc.	118,083	2,260,109
Patterson Companies, Inc. (b)	134,760	4,925,478
PharMerica Corp. (a)	50,899	1,488,796
Premier, Inc. (a)	101,239	2,937,956
Providence Service Corp. (a)	20,443	1,237,619
Psychemedics Corp.	2,724	50,203
Quest Diagnostics, Inc.	231,764	22,819,483
Quorum Health Corp. (a)	41,687	195,512
R1 RCM, Inc. (a)(b)	178,635	693,104
RadNet, Inc. (a)	43,227	453,884
Select Medical Holdings Corp. (a)	195,741	3,454,829
Sharps Compliance Corp. (a)	12,687	52,905
Surgery Partners, Inc. (a)(b)	43,549	409,361
Teladoc, Inc. (a)(b)	69,424	2,575,630
Tenet Healthcare Corp. (a)(b)	137,153	1,933,857
The Ensign Group, Inc.	78,310	1,900,584
Tivity Health, Inc. (a)(b)	52,424	1,929,203
Triple-S Management Corp. (a)(b)	37,106	1,054,553
U.S. Physical Therapy, Inc.	21,775	1,590,664
UnitedHealth Group, Inc.	1,678,194	382,913,525
Universal Health Services, Inc. Class B	153,265	16,606,263
Wellcare Health Plans, Inc. (a)	78,093	16,633,028
		1,227,897,691
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	329,763	4,715,611
athenahealth, Inc. (a)(b)	66,612	8,852,069
Castlight Health, Inc. Class B (a)(b)	83,641	326,200
Cerner Corp. (a)	557,423	39,404,232
Computer Programs & Systems, Inc. (b)	21,937	664,691
Evolent Health, Inc. (a)(b)	108,849	1,398,710
HealthStream, Inc. (a)	41,650	990,437
HMS Holdings Corp. (a)	165,285	2,732,161
iCAD, Inc. (a)	14,864	53,362
Inovalon Holdings, Inc. Class A (a)(b)	119,481	1,899,748
Medidata Solutions, Inc. (a)(b)	97,070	6,468,745
NantHealth, Inc. (a)(b)	56,729	183,235
Omnicell, Inc. (a)	64,294	3,369,006
Quality Systems, Inc. (a)	91,673	1,322,841
Simulations Plus, Inc.	6,008	93,424
Tabula Rasa HealthCare, Inc. (a)	14,125	489,996
Veeva Systems, Inc. Class A (a)	198,680	11,962,523
Vocera Communications, Inc. (a)	55,152	1,615,954
		86,542,945
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	47,182	1,394,228
Agilent Technologies, Inc.	553,206	38,303,983
Bio-Rad Laboratories, Inc. Class A (a)	35,877	9,733,430
Bio-Techne Corp.	69,291	9,336,962
Bruker Corp.	188,235	6,622,107
Cambrex Corp. (a)(b)	66,661	3,256,390
Charles River Laboratories International, Inc. (a)	80,769	8,416,130
ChromaDex, Inc. (a)(b)	56,591	391,610
Enzo Biochem, Inc. (a)	66,443	651,806
Fluidigm Corp. (a)(b)	38,600	229,670
Harvard Bioscience, Inc. (a)	18,919	62,433
Illumina, Inc. (a)	252,651	58,117,310
INC Research Holdings, Inc. Class A (a)	96,345	3,690,014
Luminex Corp.	75,617	1,615,179
Medpace Holdings, Inc. (a)(b)	21,051	701,209
Mettler-Toledo International, Inc. (a)	44,501	28,000,474
Nanostring Technologies, Inc. (a)	34,593	264,636
NeoGenomics, Inc. (a)(b)	100,476	928,398
Pacific Biosciences of California, Inc. (a)(b)	161,679	515,756
PerkinElmer, Inc.	189,635	13,972,307
PRA Health Sciences, Inc. (a)	84,500	6,960,265
pSivida Corp. (a)	25,265	31,834
Quintiles Transnational Holdings, Inc. (a)	261,746	26,700,709
Thermo Fisher Scientific, Inc.	693,593	133,696,987
Waters Corp. (a)(b)	138,492	27,306,468
		380,900,295
Pharmaceuticals - 4.1%
AcelRx Pharmaceuticals, Inc. (a)(b)	65,025	141,429
Acer Therapeutics, Inc. (a)(b)	68	1,129
Aclaris Therapeutics, Inc. (a)	40,572	961,962
Adamis Pharmaceuticals Corp. (a)(b)	36,542	138,860
Aerie Pharmaceuticals, Inc. (a)(b)	62,847	4,037,920
Agile Therapeutics, Inc. (a)(b)	87,068	436,211
Akcea Therapeutics, Inc. (b)	49,223	939,667
Akorn, Inc. (a)(b)	157,581	5,129,262
Alimera Sciences, Inc. (a)(b)	22,049	28,774
Allergan PLC	579,651	100,760,733
Amphastar Pharmaceuticals, Inc. (a)	63,932	1,252,428
Ampio Pharmaceuticals, Inc. (a)(b)	59,082	80,352
ANI Pharmaceuticals, Inc. (a)	15,497	1,101,992
ANI Pharmaceuticals, Inc. rights (a)(c)	21,445	0
Apricus Biosciences, Inc. (a)	5,725	9,046
Aradigm Corp. (a)	17,241	73,447
Aratana Therapeutics, Inc. (a)(b)	51,608	301,907
Assembly Biosciences, Inc. (a)	27,699	1,382,457
AstraZeneca PLC rights (a)(c)	7,692	0
Athenex, Inc. (b)	11,454	195,978
Avexis, Inc. (a)	40,015	3,793,822
Axsome Therapeutics, Inc. (a)	21,511	121,537
Bio Path Holdings, Inc. (a)(b)	166,645	46,011
Biodelivery Sciences International, Inc. (a)(b)	170,623	435,089
BioPharmX Corp. (a)	64,864	8,108
Bristol-Myers Squibb Co.	2,853,338	180,302,428
Catalent, Inc. (a)	225,731	8,981,836
Clearside Biomedical, Inc. (a)	19,198	136,690
Collegium Pharmaceutical, Inc. (a)(b)	32,296	557,429
ContraVir Pharmaceuticals, Inc. (a)(b)	80,626	39,708
Corcept Therapeutics, Inc. (a)(b)	156,567	2,808,812
Corium International, Inc. (a)	42,043	494,846
CorMedix, Inc. (a)	48,587	28,661
Cumberland Pharmaceuticals, Inc. (a)	7,158	52,325
CymaBay Therapeutics, Inc. (a)(b)	67,284	582,679
DepoMed, Inc. (a)(b)	97,171	666,593
Dermira, Inc. (a)(b)	70,654	1,808,742
Dova Pharmaceuticals, Inc. (b)	7,001	209,120
Durect Corp. (a)	198,076	207,980
Egalet Corp. (a)(b)	12,340	16,289
Eli Lilly & Co.	1,687,477	142,828,053
Endo International PLC (a)	329,369	2,417,568
Endocyte, Inc. (a)	47,373	237,339
Flex Pharma, Inc. (a)(b)	10,224	42,941
Gemphire Therapeutics, Inc. (a)(b)	6,333	57,504
Horizon Pharma PLC (a)	293,612	4,222,141
Impax Laboratories, Inc. (a)(b)	130,689	2,175,972
Imprimis Pharmaceuticals, Inc. (a)(b)	10,757	18,394
Innoviva, Inc. (a)(b)	134,795	1,768,510
Intersect ENT, Inc. (a)	61,422	1,876,442
Intra-Cellular Therapies, Inc. (a)(b)	80,685	1,250,618
Jazz Pharmaceuticals PLC (a)	102,757	14,359,263
Johnson & Johnson	4,664,331	649,881,238
Juniper Pharmaceuticals, Inc. (a)	11,831	57,972
Kala Pharmaceuticals, Inc.	6,068	116,202
KemPharm, Inc. (a)(b)	5,081	19,308
Lannett Co., Inc. (a)(b)	55,565	1,469,694
Lipocine, Inc. (a)(b)	20,645	73,703
Mallinckrodt PLC (a)(b)	172,938	3,773,507
Marinus Pharmaceuticals, Inc. (a)	39,130	281,736
Melinta Therapeutics, Inc. (a)(b)	16,318	277,406
Merck & Co., Inc.	4,753,810	262,743,079
Mersana Therapeutics, Inc. (b)	4,437	84,303
Mylan N.V. (a)	936,368	34,205,523
MyoKardia, Inc. (a)	35,984	1,322,412
Nektar Therapeutics (a)	273,203	14,750,230
Neos Therapeutics, Inc. (a)	42,039	433,002
Novan, Inc. (a)(b)	7,147	35,806
Novus Therapeutics, Inc. (a)	606	2,515
Ocera Therapeutics, Inc. (a)	10,720	18,546
Ocular Therapeutix, Inc. (a)(b)	28,848	118,854
Omeros Corp. (a)(b)	74,871	1,553,573
Orexigen Therapeutics, Inc. (a)(b)	16,675	27,014
Pacira Pharmaceuticals, Inc. (a)	70,346	3,249,985
Pain Therapeutics, Inc. (a)(b)	4,934	19,835
Paratek Pharmaceuticals, Inc. (a)(b)	35,978	678,185
Pernix Therapeutics Holdings, Inc. (a)(b)	4,109	10,930
Perrigo Co. PLC	246,025	21,455,840
Pfizer, Inc.	10,373,647	376,148,440
Phibro Animal Health Corp. Class A	37,189	1,290,458
Plx Pharma PLC/New (a)	290	1,900
Prestige Brands Holdings, Inc. (a)(b)	93,229	4,213,951
Reata Pharmaceuticals, Inc. (a)	23,731	602,767
Repros Therapeutics, Inc. (a)(b)	24,715	10,220
Revance Therapeutics, Inc. (a)(b)	37,609	1,043,650
SCYNEXIS, Inc. (a)(b)	16,272	32,381
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	39,776	505,155
Supernus Pharmaceuticals, Inc. (a)(b)	84,621	3,198,674
Teligent, Inc. (a)(b)	140,525	564,911
Tetraphase Pharmaceuticals, Inc. (a)	74,420	477,776
The Medicines Company (a)(b)	125,813	3,648,577
TherapeuticsMD, Inc. (a)(b)	310,662	1,957,171
Theravance Biopharma, Inc. (a)(b)	67,445	1,918,810
Titan Pharmaceuticals, Inc. (a)(b)	11,285	17,492
VIVUS, Inc. (a)(b)	157,068	100,963
WAVE Life Sciences (a)(b)	28,404	1,056,629
Zoetis, Inc. Class A	851,521	61,556,453
Zogenix, Inc. (a)	54,317	2,110,215
Zynerba Pharmaceuticals, Inc. (a)(b)	23,422	322,521
		1,946,966,516

TOTAL HEALTH CARE		6,460,216,595

INDUSTRIALS - 10.7%
Aerospace & Defense - 2.4%
AAR Corp.	61,245	2,546,567
Aerojet Rocketdyne Holdings, Inc. (a)	129,248	4,070,020
AeroVironment, Inc. (a)	33,858	1,543,248
Arconic, Inc.	746,482	18,370,922
Arotech Corp. (a)	32,173	123,866
Astronics Corp. (a)	34,623	1,436,508
Astronics Corp. Class B (a)	3,221	133,543
Astrotech Corp. (a)	1,741	4,910
Axon Enterprise, Inc. (a)(b)	93,306	2,321,453
BWX Technologies, Inc.	171,125	10,686,756
CPI Aerostructures, Inc. (a)	3,805	35,006
Cubic Corp.	40,394	2,502,408
Curtiss-Wright Corp.	91,404	11,352,377
Ducommun, Inc. (a)	15,643	437,535
Engility Holdings, Inc. (a)	28,046	818,663
Esterline Technologies Corp. (a)	49,383	3,498,786
General Dynamics Corp.	484,645	100,399,058
HEICO Corp. (b)	55,920	5,052,931
HEICO Corp. Class A	63,535	4,822,307
Hexcel Corp.	159,521	9,890,302
Huntington Ingalls Industries, Inc.	78,560	18,985,595
Innovative Solutions & Support, Inc. (a)	21,878	64,759
KEYW Holding Corp. (a)(b)	74,131	406,979
KLX, Inc. (a)	87,459	4,907,324
Kratos Defense & Security Solutions, Inc. (a)(b)	149,910	1,563,561
L3 Technologies, Inc.	133,944	26,599,939
Lockheed Martin Corp.	435,603	139,009,629
Mercury Systems, Inc. (a)	82,892	4,326,133
Micronet Enertec Technologies, Inc. (a)	3,018	3,350
Moog, Inc. Class A (a)	56,588	4,759,617
National Presto Industries, Inc. (b)	7,356	762,817
Northrop Grumman Corp.	304,693	93,662,628
Orbital ATK, Inc.	102,816	13,565,543
Raytheon Co.	504,487	96,432,690
Rockwell Collins, Inc.	279,148	36,934,072
SIFCO Industries, Inc. (a)	891	6,593
Sparton Corp. (a)	13,384	310,509
Spirit AeroSystems Holdings, Inc. Class A	205,388	17,303,939
Teledyne Technologies, Inc. (a)	61,440	11,442,586
Textron, Inc.	452,435	25,205,154
The Boeing Co.	962,502	266,420,554
TransDigm Group, Inc. (b)	84,738	24,047,797
Triumph Group, Inc.	96,901	2,994,241
United Technologies Corp.	1,288,711	156,513,951
Vectrus, Inc. (a)	17,822	574,403
Wesco Aircraft Holdings, Inc. (a)	94,440	698,856
		1,127,550,385
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	2,628,676
Atlas Air Worldwide Holdings, Inc. (a)	45,740	2,641,485
C.H. Robinson Worldwide, Inc. (b)	243,163	21,070,074
Echo Global Logistics, Inc. (a)(b)	48,848	1,318,896
Expeditors International of Washington, Inc.	312,542	20,246,471
FedEx Corp.	425,512	98,489,008
Forward Air Corp.	54,775	3,116,698
Hub Group, Inc. Class A (a)	55,422	2,649,172
Radiant Logistics, Inc. (a)	54,959	264,353
United Parcel Service, Inc. Class B	1,193,990	145,010,086
XPO Logistics, Inc. (a)(b)	167,293	13,221,166
		310,656,085
Airlines - 0.5%
Alaska Air Group, Inc.	212,539	14,701,323
Allegiant Travel Co.	23,703	3,602,856
American Airlines Group, Inc.	840,913	42,457,697
Delta Air Lines, Inc.	1,107,856	58,627,740
Hawaiian Holdings, Inc.	89,875	3,878,106
JetBlue Airways Corp. (a)	563,310	12,094,266
SkyWest, Inc.	97,566	5,078,310
Southwest Airlines Co.	922,338	55,958,246
Spirit Airlines, Inc. (a)(b)	120,068	5,118,499
United Continental Holdings, Inc. (a)	481,496	30,488,327
		232,005,370
Building Products - 0.5%
A.O. Smith Corp.	253,397	16,070,438
AAON, Inc.	75,766	2,761,671
Advanced Drain Systems, Inc. Del	80,409	1,905,693
Allegion PLC	162,633	13,683,941
American Woodmark Corp. (a)	24,566	2,446,774
Apogee Enterprises, Inc.	47,950	2,398,939
Armstrong World Industries, Inc. (a)	90,282	5,412,406
Builders FirstSource, Inc. (a)	193,311	3,943,544
Continental Building Products, Inc. (a)	69,835	1,948,397
CSW Industrials, Inc. (a)	25,190	1,211,639
Fortune Brands Home & Security, Inc.	271,625	18,584,583
GCP Applied Technologies, Inc. (a)	121,060	3,964,715
Gibraltar Industries, Inc. (a)	56,316	1,852,796
GMS, Inc. (a)	46,973	1,752,563
Griffon Corp.	59,127	1,380,615
Insteel Industries, Inc.	29,073	800,961
Jeld-Wen Holding, Inc.	116,721	4,564,958
Johnson Controls International PLC	1,621,302	61,025,807
Lennox International, Inc. (b)	64,752	13,581,084
Masco Corp.	540,799	23,205,685
Masonite International Corp. (a)	51,336	3,780,896
NCI Building Systems, Inc. (a)	58,589	978,436
Owens Corning	191,219	16,894,199
Patrick Industries, Inc. (a)	27,897	2,823,176
PGT, Inc. (a)	80,695	1,319,363
Ply Gem Holdings, Inc. (a)	36,381	647,582
Quanex Building Products Corp.	55,487	1,215,165
Simpson Manufacturing Co. Ltd.	82,104	4,923,777
Tecogen, Inc. New (a)	2,274	5,594
Trex Co., Inc. (a)	51,288	6,039,675
Universal Forest Products, Inc.	108,543	4,250,544
USG Corp. (a)(b)	158,171	6,012,080
		231,387,696
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	102,806	4,400,097
ACCO Brands Corp. (a)	198,147	2,605,633
ADS Waste Holdings, Inc. (a)	88,843	2,072,707
Aqua Metals, Inc. (a)(b)	20,623	67,025
ARC Document Solutions, Inc. (a)	46,203	127,520
Brady Corp. Class A	89,558	3,501,718
Casella Waste Systems, Inc. Class A (a)	64,851	1,382,623
CECO Environmental Corp.	40,679	220,073
Cenveo, Inc. (a)(b)	13,016	11,845
Cintas Corp.	149,849	23,592,227
Clean Harbors, Inc. (a)	97,820	5,268,585
Copart, Inc. (a)	345,568	14,914,715
Covanta Holding Corp. (b)	226,728	3,446,266
Deluxe Corp.	89,557	6,367,503
Ennis, Inc.	34,279	725,001
Essendant, Inc.	58,461	550,118
Fuel Tech, Inc. (a)	51,934	49,342
Healthcare Services Group, Inc.	134,240	6,971,083
Heritage-Crystal Clean, Inc. (a)	21,763	416,761
Herman Miller, Inc.	110,582	3,953,307
HNI Corp.	80,621	2,821,735
Hudson Technologies, Inc. (a)(b)	56,393	323,696
Industrial Services of America, Inc. (a)(b)	1,620	2,754
InnerWorkings, Inc. (a)	70,031	759,836
Interface, Inc.	108,800	2,714,560
Intersections, Inc. (a)(b)	12,865	28,689
KAR Auction Services, Inc.	230,024	11,586,309
Kimball International, Inc. Class B	57,328	1,062,861
Knoll, Inc.	81,039	1,764,219
LSC Communications, Inc.	57,687	943,759
Matthews International Corp. Class A	55,558	3,147,361
McGrath RentCorp.	40,724	1,946,607
Mobile Mini, Inc.	73,292	2,631,183
Msa Safety, Inc.	56,016	4,817,376
Multi-Color Corp.	24,885	1,903,703
NL Industries, Inc. (a)	6,707	102,952
Odyssey Marine Exploration, Inc. (a)(b)	5,346	20,636
Performant Financial Corp. (a)	31,038	55,868
Perma-Fix Environmental Services, Inc. (a)	6,937	27,401
Pitney Bowes, Inc.	320,489	3,419,618
Quad/Graphics, Inc.	51,478	1,158,770
Quest Resource Holding Corp. (a)(b)	2,977	5,954
R.R. Donnelley & Sons Co.	111,816	1,049,952
Republic Services, Inc.	404,127	26,244,007
Rollins, Inc.	184,695	8,560,613
SP Plus Corp. (a)	38,199	1,497,401
Steelcase, Inc. Class A	153,375	2,331,300
Stericycle, Inc. (a)	146,361	9,705,198
Team, Inc. (a)(b)	59,115	812,831
Tetra Tech, Inc.	99,334	4,966,700
The Brink's Co.	87,934	7,109,464
U.S. Ecology, Inc.	34,516	1,775,848
UniFirst Corp.	28,960	4,734,960
Viad Corp.	33,828	1,948,493
Virco Manufacturing Co. (a)	2,682	14,885
VSE Corp.	10,794	515,629
Waste Management, Inc.	702,694	57,796,582
		250,953,859
Construction & Engineering - 0.2%
AECOM (a)	274,003	10,275,113
Aegion Corp. (a)	54,146	1,496,054
Ameresco, Inc. Class A (a)	38,199	324,692
Argan, Inc.	22,803	1,345,377
Chicago Bridge & Iron Co. NV (b)	165,022	2,693,159
Comfort Systems U.S.A., Inc.	69,706	2,993,873
Dycom Industries, Inc. (a)(b)	52,510	5,637,999
EMCOR Group, Inc.	106,586	8,608,951
Fluor Corp.	252,804	12,238,242
Goldfield Corp.	41,171	179,094
Granite Construction, Inc.	70,943	4,708,487
Great Lakes Dredge & Dock Corp. (a)	77,922	389,610
HC2 Holdings, Inc. (a)	49,076	267,955
Ies Holdings, Inc. (a)	16,326	289,787
Jacobs Engineering Group, Inc.	212,899	13,972,561
KBR, Inc.	238,105	4,464,469
Keane Group, Inc. (b)	49,477	740,176
Layne Christensen Co. (a)	24,456	317,194
MasTec, Inc. (a)	112,881	5,062,713
MYR Group, Inc. (a)	33,116	1,177,605
Northwest Pipe Co. (a)	12,188	222,187
NV5 Holdings, Inc. (a)	11,806	654,643
Orion Group Holdings, Inc. (a)	33,745	262,199
Primoris Services Corp.	70,710	1,979,173
Quanta Services, Inc. (a)	267,735	10,147,157
Sterling Construction Co., Inc. (a)	41,743	715,892
Tutor Perini Corp. (a)(b)	72,569	1,828,739
Valmont Industries, Inc.	42,567	7,355,578
		100,348,679
Electrical Equipment - 0.7%
Acuity Brands, Inc. (b)	75,177	12,886,841
Allied Motion Technologies, Inc.	10,236	326,631
American Superconductor Corp. (a)	20,903	69,607
AMETEK, Inc.	394,980	28,711,096
AZZ, Inc.	45,717	2,198,988
Babcock & Wilcox Enterprises, Inc. (a)(b)	92,914	436,696
Broadwind Energy, Inc. (a)	15,938	37,454
Capstone Turbine Corp. (a)(b)	40,707	32,159
Eaton Corp. PLC	769,511	59,852,566
Emerson Electric Co.	1,105,773	71,676,206
Encore Wire Corp.	34,550	1,610,030
Energous Corp. (a)(b)	25,329	211,244
Energy Focus, Inc. (a)(b)	8,003	21,768
EnerSys	77,507	5,354,959
Enphase Energy, Inc. (a)(b)	79,353	230,124
EnSync, Inc. (a)(b)	32,445	11,035
Espey Manufacturing & Electronics Corp.	2,015	46,224
Fortive Corp.	533,423	39,820,027
FuelCell Energy, Inc. (a)(b)	48,863	83,556
Generac Holdings, Inc. (a)(b)	118,381	5,820,794
General Cable Corp.	78,815	1,694,523
Hamilton Beach Brands Holding Co. Class A	12,651	361,566
Hubbell, Inc. Class B	100,913	12,693,846
Ideal Power, Inc. (a)(b)	38,104	69,730
LSI Industries, Inc.	35,290	246,677
Ocean Power Technologies, Inc. (a)(b)	1,104	1,397
Orion Energy Systems, Inc. (a)	20,733	19,074
Plug Power, Inc. (a)(b)	485,070	1,149,616
Powell Industries, Inc.	13,455	377,682
Preformed Line Products Co.	3,218	268,671
Real Goods Solar, Inc. (a)	1	2
Regal Beloit Corp.	80,384	6,185,549
Revolution Lighting Technologies, Inc. (a)(b)	7,326	33,114
Rockwell Automation, Inc.	219,516	42,384,149
Sensata Technologies Holding BV (a)(b)	292,485	14,609,626
Sunrun, Inc. (a)(b)	104,524	585,334
Sunworks, Inc. (a)	12,722	12,976
Thermon Group Holdings, Inc. (a)(b)	52,027	1,210,148
TPI Composites, Inc. (a)	37,115	702,958
Ultralife Corp. (a)	13,410	87,836
Vicor Corp. (a)	18,023	406,419
Vivint Solar, Inc. (a)	34,907	123,920
		312,662,818
Industrial Conglomerates - 1.7%
3M Co.	1,034,412	251,506,934
Carlisle Companies, Inc.	111,464	12,815,016
General Electric Co.	15,026,685	274,838,069
Honeywell International, Inc.	1,316,633	205,342,083
ITT, Inc.	154,656	8,382,355
Raven Industries, Inc.	60,171	2,298,532
Roper Technologies, Inc.	176,178	47,076,523
		802,259,512
Machinery - 2.0%
Actuant Corp. Class A	105,914	2,796,130
AGCO Corp.	111,076	7,861,959
Alamo Group, Inc.	17,898	2,111,069
Albany International Corp. Class A	47,080	3,046,076
Allison Transmission Holdings, Inc.	274,756	11,275,986
Altra Industrial Motion Corp.	46,822	2,275,549
American Railcar Industries, Inc. (b)	11,797	478,014
ARC Group Worldwide, Inc. (a)	1,450	3,263
Astec Industries, Inc.	38,170	2,113,473
Barnes Group, Inc.	79,881	5,293,714
Blue Bird Corp. (a)	13,214	257,673
Briggs & Stratton Corp.	75,012	1,867,799
Caterpillar, Inc.	1,023,607	144,482,128
Chart Industries, Inc. (a)	59,494	2,896,168
CIRCOR International, Inc.	26,680	1,292,379
Colfax Corp. (a)	167,182	6,229,201
Columbus McKinnon Corp. (NY Shares)	35,569	1,420,626
Commercial Vehicle Group, Inc. (a)	77,079	858,660
Crane Co.	92,238	7,874,358
Cummins, Inc.	272,072	45,544,853
Deere & Co.	553,443	82,938,968
Dmc Global, Inc.	17,783	358,327
Donaldson Co., Inc.	227,086	11,331,591
Douglas Dynamics, Inc.	38,692	1,576,699
Dover Corp.	268,312	26,216,766
Eastern Co.	5,588	160,934
Energy Recovery, Inc. (a)(b)	61,650	692,330
EnPro Industries, Inc.	39,127	3,379,399
ESCO Technologies, Inc.	41,567	2,716,403
ExOne Co. (a)(b)	13,829	168,576
Federal Signal Corp.	104,341	2,243,332
Flowserve Corp. (b)	226,246	9,633,555
Franklin Electric Co., Inc.	72,585	3,360,686
FreightCar America, Inc.	19,411	325,522
Gardner Denver Holdings, Inc.	127,416	4,129,553
Gencor Industries, Inc. (a)	2,773	49,914
Global Brass & Copper Holdings, Inc.	34,001	1,176,435
Gorman-Rupp Co.	28,251	930,305
Graco, Inc.	95,451	12,560,397
Graham Corp.	12,124	240,540
Greenbrier Companies, Inc.	47,653	2,382,650
Hardinge, Inc.	14,874	253,750
Harsco Corp. (a)	144,208	2,602,954
Hillenbrand, Inc.	122,624	5,585,523
Hurco Companies, Inc.	6,325	282,095
Hyster-Yale Materials Handling Class A	17,565	1,490,039
IDEX Corp.	131,232	17,791,122
Illinois Tool Works, Inc.	537,701	91,005,894
Ingersoll-Rand PLC	437,758	38,356,356
Jason Industries, Inc. (a)	13,118	26,236
John Bean Technologies Corp.	55,934	6,698,097
Kadant, Inc.	18,429	1,885,287
Kennametal, Inc.	136,498	6,363,537
L.B. Foster Co. Class A (a)	13,680	316,008
Lincoln Electric Holdings, Inc.	106,698	9,724,456
Lindsay Corp. (b)	21,677	2,033,953
Lydall, Inc. (a)	28,864	1,588,963
Manitex International, Inc. (a)	11,053	91,850
Manitowoc Co., Inc. (a)	62,652	2,517,357
Meritor, Inc. (a)	154,933	3,870,226
Middleby Corp. (a)	99,566	12,696,656
Milacron Holdings Corp. (a)	88,730	1,564,310
Miller Industries, Inc.	16,197	451,896
Mueller Industries, Inc.	98,286	3,577,610
Mueller Water Products, Inc. Class A	293,253	3,662,730
Navistar International Corp. New (a)	114,244	4,650,873
NN, Inc.	43,595	1,218,480
Nordson Corp.	91,551	11,751,486
Omega Flex, Inc.	8,251	532,850
Oshkosh Corp.	126,887	11,424,905
PACCAR, Inc.	607,088	42,696,499
Park-Ohio Holdings Corp.	13,382	622,263
Parker Hannifin Corp.	228,688	42,876,713
Pentair PLC	293,393	20,877,846
ProPetro Holding Corp. (b)	100,689	1,889,933
Proto Labs, Inc. (a)(b)	43,461	4,180,948
RBC Bearings, Inc. (a)	45,770	6,108,007
Rexnord Corp. (a)	169,317	4,219,380
Snap-On, Inc. (b)	100,280	16,990,440
Spartan Motors, Inc.	58,691	936,121
SPX Corp. (a)	68,191	2,174,611
SPX Flow, Inc. (a)	81,195	3,635,100
Standex International Corp.	20,721	2,217,147
Stanley Black & Decker, Inc.	263,099	44,629,483
Sun Hydraulics Corp.	47,081	2,855,933
Tennant Co.	30,833	2,028,811
Terex Corp.	170,082	7,953,034
The L.S. Starrett Co. Class A	4,836	40,139
Timken Co.	116,166	5,796,683
Titan International, Inc.	99,148	1,186,802
Toro Co.	182,747	11,924,242
TriMas Corp. (a)	72,524	1,878,372
Trinity Industries, Inc.	263,641	9,398,802
Twin Disc, Inc. (a)(b)	8,286	232,837
Wabash National Corp. (b)	105,115	2,118,067
WABCO Holdings, Inc. (a)	85,901	12,837,904
Wabtec Corp.	148,338	11,407,192
Watts Water Technologies, Inc. Class A	51,551	3,835,394
Woodward, Inc.	92,622	7,164,312
Xerium Technologies, Inc. (a)	10,544	44,917
Xylem, Inc.	308,987	21,425,159
		956,750,550
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)(b)	10,301	117,122
Kirby Corp. (a)(b)	89,632	6,032,234
Matson, Inc.	69,658	2,031,924
		8,181,280
Professional Services - 0.4%
Acacia Research Corp. (a)	73,187	307,385
Barrett Business Services, Inc.	8,858	587,817
BG Staffing, Inc.	5,516	86,436
CBIZ, Inc. (a)	94,868	1,399,303
Cogint, Inc. (a)(b)	74,077	314,827
CRA International, Inc.	15,589	704,623
Dun & Bradstreet Corp.	69,069	8,503,085
Equifax, Inc.	205,395	23,439,677
Exponent, Inc.	49,089	3,706,220
Forrester Research, Inc.	17,100	794,295
Franklin Covey Co. (a)	19,900	399,990
FTI Consulting, Inc. (a)	78,630	3,381,876
GP Strategies Corp. (a)	22,618	520,214
Heidrick & Struggles International, Inc.	29,141	728,525
Hill International, Inc. (a)	55,142	314,309
Hudson Global, Inc. (a)	13,947	18,689
Huron Consulting Group, Inc. (a)	39,007	1,595,386
ICF International, Inc. (a)	34,131	1,844,781
IHS Markit Ltd. (a)	623,510	27,821,016
Insperity, Inc.	32,267	3,804,279
Kelly Services, Inc. Class A (non-vtg.)	51,237	1,493,559
Kforce, Inc.	36,597	951,522
Korn/Ferry International	104,534	4,582,771
Manpower, Inc.	113,986	14,692,795
Marathon Patent Group, Inc. (a)	2,210	9,216
Mastech Digital, Inc. (a)	373	3,782
MISTRAS Group, Inc. (a)	29,557	678,333
Navigant Consulting, Inc. (a)	75,747	1,453,585
Nielsen Holdings PLC (b)	596,445	21,901,460
On Assignment, Inc. (a)	80,032	5,118,847
Pendrell Corp.	15,028	103,393
RCM Technologies, Inc.	9,908	66,681
Resources Connection, Inc.	51,824	831,775
Robert Half International, Inc.	211,379	12,057,058
RPX Corp.	97,220	1,282,332
TransUnion Holding Co., Inc. (a)	255,382	14,178,809
TriNet Group, Inc. (a)	66,298	2,967,498
TrueBlue, Inc. (a)	75,110	2,136,880
Verisk Analytics, Inc. (a)	274,495	26,466,808
Volt Information Sciences, Inc. (a)	6,248	23,742
WageWorks, Inc. (a)	80,292	5,150,732
Willdan Group, Inc. (a)	10,974	278,081
		196,702,392
Road & Rail - 0.9%
AMERCO	11,357	4,209,699
ArcBest Corp.	43,696	1,653,894
Avis Budget Group, Inc. (a)(b)	143,156	5,454,244
Celadon Group, Inc. (b)	62,978	484,931
Covenant Transport Group, Inc. Class A (a)	19,818	593,747
CSX Corp.	1,582,100	88,202,075
Daseke, Inc. (a)	55,907	709,460
Genesee & Wyoming, Inc. Class A (a)	108,225	8,530,295
Heartland Express, Inc.	91,092	2,080,541
J.B. Hunt Transport Services, Inc.	147,712	16,416,712
Kansas City Southern	182,352	20,448,953
Landstar System, Inc.	76,087	7,852,178
Marten Transport Ltd.	73,518	1,481,388
Norfolk Southern Corp.	499,146	69,196,610
Old Dominion Freight Lines, Inc.	117,920	15,239,981
P.A.M. Transportation Services, Inc. (a)	3,193	122,547
Patriot Transportation Holding, Inc. (a)	1,280	22,400
Roadrunner Transportation Systems, Inc. (a)	43,638	373,541
Ryder System, Inc.	90,251	7,443,902
Saia, Inc. (a)	46,535	3,062,003
Schneider National, Inc. Class B (b)	73,442	1,926,384
Swift Transporation Co.	220,755	9,421,823
U.S.A. Truck, Inc. (a)	7,889	147,682
Union Pacific Corp.	1,388,935	175,700,278
Universal Logistics Holdings, Inc.	12,296	287,112
Werner Enterprises, Inc. (b)	69,717	2,663,189
YRC Worldwide, Inc. (a)	47,961	590,880
		444,316,449
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	688	10,781
Air Lease Corp. Class A	168,551	7,298,258
Aircastle Ltd.	96,241	2,357,905
Applied Industrial Technologies, Inc.	73,619	4,707,935
Beacon Roofing Supply, Inc. (a)	111,136	7,121,595
BlueLinx Corp. (a)	2,338	22,141
BMC Stock Holdings, Inc. (a)	96,728	2,234,417
CAI International, Inc. (a)	29,270	1,002,498
DXP Enterprises, Inc. (a)	22,844	635,063
Fastenal Co. (b)	510,029	26,720,419
GATX Corp. (b)	67,450	4,259,468
H&E Equipment Services, Inc.	49,244	1,831,384
HD Supply Holdings, Inc. (a)	339,883	12,568,873
Herc Holdings, Inc. (a)	48,522	2,871,532
Houston Wire & Cable Co. (a)	15,647	106,400
Huttig Building Products, Inc. (a)(b)	22,831	155,707
Kaman Corp.	42,373	2,527,973
Lawson Products, Inc. (a)	6,300	162,225
MRC Global, Inc. (a)	173,407	2,724,224
MSC Industrial Direct Co., Inc. Class A	88,439	7,965,701
Nexeo Solutions, Inc. (a)	103,751	822,745
Now, Inc. (a)(b)	176,983	1,826,465
Rush Enterprises, Inc. Class A (a)	64,888	3,160,694
SiteOne Landscape Supply, Inc. (a)(b)	67,882	5,076,216
Titan Machinery, Inc. (a)	24,582	467,058
Triton International Ltd.	82,257	3,254,909
United Rentals, Inc. (a)	145,401	23,188,551
Univar, Inc. (a)	178,396	5,255,546
Veritiv Corp. (a)	19,444	529,849
W.W. Grainger, Inc. (b)	90,821	20,099,596
Watsco, Inc.	53,435	8,950,363
WESCO International, Inc. (a)	82,412	5,402,107
Willis Lease Finance Corp. (a)	2,668	70,008
		165,388,606
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	130,429	8,710,049
SEACOR Marine Holdings, Inc. (b)	30,560	374,360
Yangtze River Development Ltd. (a)	13,015	201,602
		9,286,011

TOTAL INDUSTRIALS		5,148,449,692

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 1.1%
ADTRAN, Inc.	74,924	1,730,744
Aerohive Networks, Inc. (a)	130,171	702,923
Applied Optoelectronics, Inc. (a)(b)	31,585	1,379,001
Arista Networks, Inc. (a)	84,821	19,773,472
Arris International PLC (a)	323,592	9,698,052
Aviat Networks, Inc. (a)	5,550	87,468
Black Box Corp.	16,753	59,473
Blonder Tongue Laboratories, Inc. (a)	3,352	2,011
CalAmp Corp. (a)	63,415	1,449,033
Calix Networks, Inc. (a)	55,272	364,795
Carvana Co. Class A (b)	26,177	424,329
Ciena Corp. (a)(b)	238,403	5,185,265
Cisco Systems, Inc.	8,670,829	323,421,922
Clearfield, Inc. (a)(b)	16,017	233,848
CommScope Holding Co., Inc. (a)	341,527	12,291,557
Communications Systems, Inc.	4,311	16,468
Comtech Telecommunications Corp.	38,555	835,487
Dasan Zhone Solutions, Inc. (a)	1,172	9,751
Digi International, Inc. (a)	37,099	380,265
EchoStar Holding Corp. Class A (a)	85,828	5,136,806
EMCORE Corp. (a)	50,451	393,518
Extreme Networks, Inc. (a)	245,320	3,152,362
F5 Networks, Inc. (a)	110,573	14,838,897
Finisar Corp. (a)(b)	193,129	3,864,511
Harmonic, Inc. (a)(b)	134,269	563,930
Harris Corp.	209,532	30,277,374
Infinera Corp. (a)(b)	259,331	1,877,556
InterDigital, Inc.	59,150	4,501,315
Juniper Networks, Inc.	647,360	17,970,714
KVH Industries, Inc. (a)	23,641	255,323
Lantronix, Inc. (a)	71	142
Lumentum Holdings, Inc. (a)(b)	113,449	6,131,918
Motorola Solutions, Inc.	289,289	27,224,988
NETGEAR, Inc. (a)	57,212	2,946,418
NetScout Systems, Inc. (a)	150,999	4,688,519
Network-1 Security Solutions, Inc.	21,477	51,545
Oclaro, Inc. (a)(b)	327,153	2,329,329
Optical Cable Corp. (a)	564	1,410
Palo Alto Networks, Inc. (a)	156,219	22,768,919
Parkervision, Inc. (a)(b)	10,028	13,237
PC-Tel, Inc.	11,999	88,073
Plantronics, Inc.	53,885	2,819,263
Relm Wireless Corp.	9,436	35,385
Resonant, Inc. (a)(b)	2,385	16,957
Sonus Networks, Inc. (a)	82,074	637,715
Tessco Technologies, Inc.	7,287	123,879
Ubiquiti Networks, Inc. (a)(b)	44,626	2,982,356
ViaSat, Inc. (a)(b)	93,287	6,925,627
Viavi Solutions, Inc. (a)	389,051	3,645,408
Westell Technologies, Inc. Class A (a)	18,994	77,496
		544,386,754
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	523,273	47,403,301
Anixter International, Inc. (a)	51,288	3,667,092
Applied DNA Sciences, Inc. (a)(b)	18,968	44,385
Arrow Electronics, Inc. (a)	174,121	14,056,788
Avnet, Inc.	219,819	9,102,705
AVX Corp.	141,087	2,559,318
Badger Meter, Inc.	74,053	3,436,059
Bel Fuse, Inc. Class B (non-vtg.)	13,939	374,262
Belden, Inc.	76,472	6,476,414
Benchmark Electronics, Inc. (a)	73,834	2,251,937
Cardtronics PLC (a)	76,739	1,437,321
CDW Corp.	262,789	18,397,858
ClearSign Combustion Corp. (a)(b)	7,019	15,968
Cognex Corp.	154,691	21,435,532
Coherent, Inc. (a)	41,706	12,176,484
Control4 Corp. (a)	35,202	1,170,114
Corning, Inc.	1,571,612	50,904,513
CTS Corp.	48,442	1,320,045
CUI Global, Inc. (a)	26,608	72,108
Daktronics, Inc.	49,334	472,620
Dell Technologies, Inc. (a)	371,700	29,081,808
Dolby Laboratories, Inc. Class A	101,632	6,319,478
Echelon Corp. (a)	3,219	15,322
Electro Scientific Industries, Inc. (a)	113,580	2,717,969
eMagin Corp. (a)	5,084	9,405
ePlus, Inc. (a)	21,340	1,732,808
Fabrinet	63,037	2,011,511
FARO Technologies, Inc. (a)	33,227	1,737,772
Fitbit, Inc. (a)(b)	275,332	1,888,778
FLIR Systems, Inc.	235,820	10,984,496
Frequency Electronics, Inc. (a)	2,550	23,919
I. D. Systems Inc. (a)(b)	6,071	41,890
Identiv, Inc. (a)	10,618	33,765
IEC Electronics Corp. (a)	86	354
II-VI, Inc. (a)	95,705	4,536,417
Insight Enterprises, Inc. (a)	62,606	2,441,634
Intellicheck, Inc. (a)	545	1,237
IPG Photonics Corp. (a)	63,918	14,635,944
Iteris, Inc. (a)(b)	32,677	209,460
Itron, Inc. (a)	55,882	3,601,595
Jabil, Inc.	305,429	8,811,627
KEMET Corp. (a)	79,365	1,223,808
KEY Tronic Corp. (a)	6,483	49,076
Keysight Technologies, Inc. (a)	331,556	14,422,686
Kimball Electronics, Inc. (a)	30,376	633,340
Knowles Corp. (a)(b)	178,238	2,814,378
LightPath Technologies, Inc. Class A (a)(b)	376	940
Littelfuse, Inc.	39,308	7,975,593
LRAD Corp. (a)	56,581	120,518
Luna Innovations, Inc. (a)	1,444	3,393
Maxwell Technologies, Inc. (a)(b)	38,769	215,556
Mesa Laboratories, Inc.	4,836	650,829
Methode Electronics, Inc. Class A	56,055	2,640,191
MicroVision, Inc. (a)(b)	117,860	199,183
MTS Systems Corp.	29,288	1,637,199
National Instruments Corp.	178,144	7,829,429
Neonode, Inc. (a)(b)	33,197	26,890
NetList, Inc. (a)(b)	104,599	33,472
Novanta, Inc. (a)	69,461	3,341,074
OSI Systems, Inc. (a)	28,365	2,458,111
Park Electrochemical Corp.	28,127	537,226
PC Connection, Inc.	26,383	723,158
PC Mall, Inc. (a)	8,716	85,853
Perceptron, Inc. (a)	13,154	137,591
Plexus Corp. (a)	72,969	4,561,292
RadiSys Corp. (a)	34,231	25,553
Research Frontiers, Inc. (a)(b)	16,855	17,361
RF Industries Ltd.	5,778	13,289
Richardson Electronics Ltd.	23,707	157,889
Rogers Corp. (a)	31,193	5,025,192
Sanmina Corp. (a)	138,110	4,695,740
ScanSource, Inc. (a)	40,769	1,467,684
SYNNEX Corp.	50,673	6,901,663
Systemax, Inc.	23,392	713,456
TE Connectivity Ltd.	615,918	58,167,296
Tech Data Corp. (a)	55,538	5,370,525
Trimble, Inc. (a)	431,914	18,136,069
TTM Technologies, Inc. (a)(b)	152,901	2,496,873
Universal Display Corp.	75,720	13,705,320
VeriFone Systems, Inc. (a)	198,885	3,448,666
Vishay Intertechnology, Inc.	233,503	5,113,716
Vishay Precision Group, Inc. (a)	9,596	265,809
Wayside Technology Group, Inc.	1,232	19,281
Wireless Telecom Group, Inc. (a)	11,200	27,216
Zebra Technologies Corp. Class A (a)	89,788	9,905,412
		475,606,809
Internet Software & Services - 4.4%
2U, Inc. (a)(b)	117,669	7,542,583
Actua Corp. (a)(b)	58,635	908,843
Akamai Technologies, Inc. (a)	294,471	16,425,592
Alarm.com Holdings, Inc. (a)	76,969	3,154,959
Alphabet, Inc.:
Class A (a)	513,114	531,673,333
Class C (a)	527,708	539,006,228
Amber Road, Inc. (a)	55,819	409,711
ANGI Homeservices, Inc. Class A (a)(b)	79,036	915,237
AppFolio, Inc. (a)	18,857	813,680
Apptio, Inc. Class A (a)	10,079	224,862
Autoweb, Inc. (a)	9,434	79,623
Bazaarvoice, Inc. (a)	201,642	1,098,949
Benefitfocus, Inc. (a)(b)	38,811	1,051,778
BlackLine, Inc. (a)(b)	26,716	979,676
Blucora, Inc. (a)	67,133	1,379,583
Box, Inc. Class A (a)	181,383	3,814,484
Brightcove, Inc. (a)	59,246	438,420
BroadVision, Inc. (a)	490	1,887
Carbonite, Inc. (a)(b)	40,379	971,115
Care.com, Inc. (a)	25,585	485,347
ChannelAdvisor Corp. (a)	32,537	279,818
Cloudera, Inc.	138,832	2,197,711
CommerceHub, Inc.:
Series A (a)(b)	21,320	487,375
Series C (a)	54,178	1,162,660
Cornerstone OnDemand, Inc. (a)	84,021	3,106,256
CoStar Group, Inc. (a)	61,507	18,757,790
Coupa Software, Inc. (a)	54,059	1,915,310
Determine, Inc. (a)	552	927
DHI Group, Inc. (a)	141,360	261,516
eBay, Inc. (a)	1,720,569	59,652,127
eGain Communications Corp. (a)	8,558	30,381
Endurance International Group Holdings, Inc. (a)(b)	119,063	1,113,239
Envestnet, Inc. (a)	72,636	3,570,059
Etsy, Inc. (a)(b)	177,984	2,929,617
Facebook, Inc. Class A (a)	4,110,843	728,359,163
Five9, Inc. (a)	92,098	2,257,322
GlowPoint, Inc. (a)	18,770	7,059
GoDaddy, Inc. (a)	134,691	6,552,717
Gogo, Inc. (a)(b)	109,584	1,206,520
GrubHub, Inc. (a)(b)	150,142	10,143,594
GTT Communications, Inc. (a)(b)	50,744	2,052,595
Hortonworks, Inc. (a)	79,816	1,517,302
IAC/InterActiveCorp (a)	125,109	15,922,622
Instructure, Inc. (a)	89,214	3,100,187
Internap Network Services Corp. (a)(b)	24,920	443,825
Inuvo, Inc. (a)	9,640	8,965
iPass, Inc. (a)	33,662	21,699
j2 Global, Inc.	83,229	6,280,460
Leaf Group Ltd. (a)	19,244	158,763
Limelight Networks, Inc. (a)	102,758	499,404
Liquidity Services, Inc. (a)	37,923	218,057
LivePerson, Inc. (a)	99,233	1,101,486
LogMeIn, Inc.	88,256	10,502,464
Marchex, Inc. Class B (a)	28,685	94,661
Marin Software, Inc. (a)	1,425	13,538
Match Group, Inc. (a)(b)	78,674	2,313,016
MeetMe, Inc. (a)(b)	113,904	289,316
MINDBODY, Inc. (a)(b)	51,352	1,674,075
MuleSoft, Inc. Class A	52,013	1,193,698
New Relic, Inc. (a)	99,630	5,607,176
NIC, Inc.	110,917	1,841,222
NumereX Corp. Class A (a)	13,747	55,400
Nutanix, Inc. Class A (a)(b)	87,220	2,860,816
Okta, Inc. (b)	46,160	1,348,334
Ominto, Inc. (a)(b)	11,014	50,554
Pandora Media, Inc. (a)(b)	408,712	2,043,560
Q2 Holdings, Inc. (a)	56,898	2,381,181
QuinStreet, Inc. (a)	48,878	522,506
Qumu Corp. (a)	6,017	14,441
Quotient Technology, Inc. (a)(b)	132,658	1,578,630
Reis, Inc.	8,134	176,508
Remark Holdings, Inc. (a)(b)	26,781	240,226
SecureWorks Corp. (a)	18,872	185,323
Shutterstock, Inc. (a)(b)	29,764	1,264,672
SPS Commerce, Inc. (a)	30,117	1,519,704
Stamps.com, Inc. (a)(b)	27,053	4,555,725
Support.com, Inc. (a)	39,218	93,731
Synacor, Inc. (a)(b)	20,037	49,091
TechTarget, Inc. (a)	23,593	330,066
Telaria, Inc. (a)	40,833	164,965
The Trade Desk, Inc. (a)(b)	37,435	1,839,556
Travelzoo, Inc. (a)	5,383	32,298
TrueCar, Inc. (a)(b)	124,192	1,513,900
Twilio, Inc. Class A (a)(b)	121,473	3,238,470
Twitter, Inc. (a)	1,110,821	22,860,696
VeriSign, Inc. (a)(b)	147,930	17,026,743
Veritone, Inc. (b)	5,623	134,727
Web.com Group, Inc. (a)(b)	88,964	2,046,172
XO Group, Inc. (a)	81,695	1,579,164
Yelp, Inc. (a)	147,397	6,566,536
Yext, Inc. (b)	22,445	321,188
YuMe, Inc.	101,833	362,525
Zillow Group, Inc.:
Class A (a)	72,361	2,971,143
Class C (a)(b)	192,635	7,905,740
		2,098,055,873
IT Services - 3.9%
Accenture PLC Class A	1,073,659	158,912,269
Acxiom Corp. (a)	136,727	3,725,811
Alliance Data Systems Corp.	94,701	22,659,108
Automatic Data Processing, Inc.	770,548	88,196,924
Blackhawk Network Holdings, Inc. (a)	93,800	3,447,150
Booz Allen Hamilton Holding Corp. Class A	266,230	10,300,439
Broadridge Financial Solutions, Inc.	205,695	18,566,031
CACI International, Inc. Class A (a)	43,520	5,742,464
Cass Information Systems, Inc.	15,060	1,025,737
Cognizant Technology Solutions Corp. Class A	1,019,018	73,654,621
Computer Task Group, Inc. (a)	11,646	60,443
Conduent, Inc.	334,916	5,110,818
Convergys Corp.	164,874	4,069,090
CoreLogic, Inc. (a)	146,089	6,370,941
CSG Systems International, Inc.	60,961	2,797,500
CSP, Inc.	3,696	39,547
CSRA, Inc.	276,876	8,010,023
DST Systems, Inc.	112,242	7,024,104
DXC Technology Co.	493,961	47,489,411
Edgewater Technology, Inc. (a)	2,875	17,998
EPAM Systems, Inc. (a)	87,104	8,835,830
Euronet Worldwide, Inc. (a)	88,098	8,047,752
Everi Holdings, Inc. (a)	99,354	809,735
EVERTEC, Inc.	105,730	1,469,647
ExlService Holdings, Inc. (a)	59,903	3,676,846
Fidelity National Information Services, Inc.	575,804	54,315,591
First Data Corp. Class A (a)	734,291	12,079,087
Fiserv, Inc. (a)	363,868	47,830,449
FleetCor Technologies, Inc. (a)	158,984	28,914,420
Gartner, Inc. (a)	154,792	18,712,805
Genpact Ltd.	232,461	7,494,543
Global Payments, Inc.	264,065	26,554,376
Hackett Group, Inc.	39,872	651,110
Helios and Matheson Analytics, Inc. (a)(b)	4,335	59,043
IBM Corp.	1,502,788	231,384,268
Information Services Group, Inc. (a)	18,000	81,360
Innodata, Inc. (a)	14,010	16,672
Jack Henry & Associates, Inc.	139,152	16,047,009
Leidos Holdings, Inc.	242,832	15,436,830
ManTech International Corp. Class A	47,385	2,415,687
MasterCard, Inc. Class A	1,617,224	243,343,695
Mattersight Corp. (a)	9,437	25,480
Maximus, Inc.	109,431	7,559,493
ModusLink Global Solutions, Inc. (a)	31,030	50,889
MoneyGram International, Inc. (a)(b)	66,937	953,183
Paychex, Inc.	553,730	37,271,566
PayPal Holdings, Inc. (a)	1,956,722	148,182,557
Perficient, Inc. (a)	51,600	998,976
PFSweb, Inc. (a)	22,457	159,445
Planet Payment, Inc. (a)	40,113	180,509
Presidio, Inc. (b)	95,619	1,476,357
PRG-Schultz International, Inc. (a)	36,569	276,096
Sabre Corp. (b)	349,079	6,950,163
Science Applications International Corp.	74,228	5,507,718
ServiceSource International, Inc. (a)	93,929	269,576
Square, Inc. (a)(b)	468,075	18,357,902
StarTek, Inc. (a)	15,709	153,948
Sykes Enterprises, Inc. (a)	77,094	2,453,131
Syntel, Inc. (a)(b)	71,654	1,835,059
Teletech Holdings, Inc.	29,721	1,203,701
Teradata Corp. (a)(b)	220,606	8,385,234
The Western Union Co.	833,977	16,421,007
Total System Services, Inc.	289,579	21,533,094
Travelport Worldwide Ltd.	241,707	3,236,457
Unisys Corp. (a)(b)	68,286	529,217
Vantiv, Inc. (a)(b)	279,864	20,989,800
Virtusa Corp. (a)	48,896	2,266,330
Visa, Inc. Class A (b)	3,167,334	356,610,135
WEX, Inc. (a)	68,406	8,805,220
WidePoint Corp. (a)	71,654	48,725
		1,868,088,152
Semiconductors & Semiconductor Equipment - 3.8%
Acacia Communications, Inc. (a)(b)	33,173	1,283,132
Adesto Technologies Corp. (a)	10,383	85,141
Advanced Energy Industries, Inc. (a)	70,933	5,317,847
Advanced Micro Devices, Inc. (a)(b)	1,392,532	15,164,673
AEHR Test Systems (a)	18,931	48,274
Alpha & Omega Semiconductor Ltd. (a)	32,383	570,265
Amkor Technology, Inc. (a)	223,902	2,366,644
Amtech Systems, Inc. (a)	13,719	135,544
Analog Devices, Inc.	639,279	55,048,315
Applied Materials, Inc.	1,842,201	97,212,947
Axcelis Technologies, Inc. (a)	55,214	1,766,848
AXT, Inc. (a)(b)	68,422	660,272
Broadcom Ltd.	705,436	196,068,882
Brooks Automation, Inc.	126,012	3,136,439
Cabot Microelectronics Corp.	44,714	4,306,852
Cavium, Inc. (a)	121,049	10,347,269
Ceva, Inc. (a)	37,331	1,773,223
Cirrus Logic, Inc. (a)	109,205	6,032,484
Cohu, Inc.	83,996	1,911,749
Cree, Inc. (a)(b)	179,530	6,380,496
CVD Equipment Corp. (a)(b)	24,298	304,940
CyberOptics Corp. (a)(b)	9,251	147,091
Cypress Semiconductor Corp. (b)	556,739	8,913,391
Diodes, Inc. (a)	66,747	1,955,687
DSP Group, Inc. (a)	64,723	844,635
Entegris, Inc.	244,281	7,401,714
Experi Corp.	89,409	1,725,594
First Solar, Inc. (a)	138,695	8,612,960
FormFactor, Inc. (a)	123,711	2,028,860
GSI Technology, Inc. (a)	18,344	146,202
Ichor Holdings Ltd. (b)	29,846	847,925
Impinj, Inc. (a)(b)	40,581	1,033,598
Inphi Corp. (a)(b)	68,229	2,802,165
Integrated Device Technology, Inc. (a)	224,546	6,756,589
Intel Corp.	8,157,251	365,771,135
Intermolecular, Inc. (a)	6,975	9,277
Intest Corp. (a)	2,175	18,923
IXYS Corp. (a)	67,452	1,639,084
KLA-Tencor Corp.	273,735	27,986,666
Kopin Corp. (a)(b)	88,411	284,683
Kulicke & Soffa Industries, Inc. (a)	125,107	3,106,407
Lam Research Corp.	280,426	53,934,333
Lattice Semiconductor Corp. (a)	220,983	1,297,170
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	66,730	2,174,731
Marvell Technology Group Ltd.	752,545	16,811,855
Maxim Integrated Products, Inc.	493,749	25,837,885
MaxLinear, Inc. Class A (a)	115,923	3,061,526
Microchip Technology, Inc.	398,624	34,676,302
Micron Technology, Inc. (a)	1,940,170	82,243,806
Microsemi Corp. (a)	202,154	10,683,839
MKS Instruments, Inc.	93,742	8,839,871
Monolithic Power Systems, Inc.	69,641	8,242,012
MoSys, Inc. (a)(b)	6,042	7,069
Nanometrics, Inc. (a)	38,377	965,565
NeoPhotonics Corp. (a)(b)	44,702	317,384
NVE Corp.	7,985	667,706
NVIDIA Corp.	1,040,978	208,934,694
ON Semiconductor Corp. (a)	717,972	14,416,878
PDF Solutions, Inc. (a)(b)	47,788	864,485
Photronics, Inc. (a)	101,617	980,604
Pixelworks, Inc. (a)	39,177	225,268
Power Integrations, Inc.	52,203	4,097,936
Qorvo, Inc. (a)	217,985	16,693,291
Qualcomm, Inc.	2,566,029	170,230,364
QuickLogic Corp. (a)(b)	142,208	224,689
Rambus, Inc. (a)	201,505	2,982,274
Rubicon Technology, Inc. (a)(b)	2,504	21,034
Rudolph Technologies, Inc. (a)	69,669	1,692,957
Semtech Corp. (a)	111,258	3,788,335
Sigma Designs, Inc. (a)	63,510	371,534
Silicon Laboratories, Inc. (a)	73,360	6,683,096
Skyworks Solutions, Inc.	316,117	33,110,095
SMART Global Holdings, Inc.	13,359	400,636
SolarEdge Technologies, Inc. (a)	61,683	2,245,261
SunPower Corp. (a)(b)	97,783	807,688
Synaptics, Inc. (a)(b)	56,125	2,118,158
Teradyne, Inc.	339,570	13,742,398
Texas Instruments, Inc.	1,718,853	167,227,208
Ultra Clean Holdings, Inc. (a)	60,588	1,271,136
Veeco Instruments, Inc. (a)	86,705	1,400,286
Versum Materials, Inc.	188,451	7,236,518
Xcerra Corp. (a)	98,441	975,550
Xilinx, Inc.	430,246	29,906,399
		1,794,364,648
Software - 5.1%
8x8, Inc. (a)	162,409	2,289,967
A10 Networks, Inc. (a)	73,118	586,406
ACI Worldwide, Inc. (a)	200,153	4,579,501
Activision Blizzard, Inc.	1,305,688	81,474,931
Adobe Systems, Inc. (a)	853,933	154,963,222
Agilysys, Inc. (a)	38,149	466,944
American Software, Inc. Class A	55,166	712,193
ANSYS, Inc. (a)	144,955	21,480,881
Appian Corp. Class A (b)	7,785	171,426
Aspen Technology, Inc. (a)	131,521	8,801,385
Asure Software, Inc. (a)(b)	8,721	125,234
Autodesk, Inc. (a)	385,200	42,256,440
Barracuda Networks, Inc. (a)	71,654	1,981,233
Black Knight, Inc. (a)	194,802	8,746,610
Blackbaud, Inc.	80,900	7,964,605
Bottomline Technologies, Inc. (a)	62,280	2,075,792
BroadSoft, Inc. (a)(b)	53,585	2,947,175
BSQUARE Corp. (a)	11,182	55,910
CA Technologies, Inc.	545,342	18,034,460
Cadence Design Systems, Inc. (a)	470,063	20,640,466
Callidus Software, Inc. (a)	115,529	3,382,111
CDK Global, Inc.	250,362	17,297,511
Citrix Systems, Inc. (a)	260,051	22,788,269
CommVault Systems, Inc. (a)	75,089	4,047,297
Datawatch Corp. (a)	9,730	89,516
Digimarc Corp. (a)(b)	18,523	694,613
Digital Turbine, Inc. (a)(b)	41,910	73,762
Document Security Systems, Inc. (a)	4,956	4,510
Ebix, Inc.	35,461	2,741,135
Electronic Arts, Inc. (a)	534,041	56,795,260
Ellie Mae, Inc. (a)(b)	59,098	5,223,672
Everbridge, Inc. (a)	29,747	788,296
Evolving Systems, Inc. (a)	4,973	22,379
Fair Isaac Corp.	53,660	8,427,840
FireEye, Inc. (a)(b)	290,867	4,112,859
Form Holdings Corp. (a)(b)	9,862	11,539
Fortinet, Inc. (a)	260,319	10,949,017
Gigamon, Inc. (a)	60,110	2,335,274
Glu Mobile, Inc. (a)	173,754	679,378
GSE Systems, Inc. (a)	388	1,222
Guidewire Software, Inc. (a)	129,374	9,624,132
HubSpot, Inc. (a)(b)	56,108	4,541,943
Imperva, Inc. (a)	51,764	2,135,265
Inseego Corp. (b)	35,452	65,232
Intuit, Inc.	422,120	66,365,706
Manhattan Associates, Inc. (a)(b)	127,067	5,635,421
Microsoft Corp.	13,366,402	1,125,050,056
MicroStrategy, Inc. Class A (a)	16,727	2,287,585
Mitek Systems, Inc. (a)	45,058	405,522
MobileIron, Inc. (a)	70,668	275,605
Model N, Inc. (a)	64,636	1,050,335
Monotype Imaging Holdings, Inc.	66,977	1,687,820
NetSol Technologies, Inc. (a)	10,165	44,218
Nuance Communications, Inc. (a)	461,370	7,169,690
Oracle Corp.	5,232,782	256,720,285
Parametric Technology Corp. (a)	196,550	12,516,304
Park City Group, Inc. (a)(b)	18,083	198,913
Paycom Software, Inc. (a)(b)	99,850	8,187,700
Paylocity Holding Corp. (a)	45,248	2,087,743
Pegasystems, Inc.	63,152	3,186,018
Polarityte, Inc. (a)	5,861	161,060
Progress Software Corp.	78,882	3,260,982
Proofpoint, Inc. (a)(b)	76,136	6,856,047
PROS Holdings, Inc. (a)	40,708	1,021,364
QAD, Inc.:
Class A	10,065	370,392
Class B	4,298	121,676
Qualys, Inc. (a)	57,308	3,375,441
Rapid7, Inc. (a)	37,409	707,404
RealNetworks, Inc. (a)	28,670	119,841
RealPage, Inc. (a)	95,369	4,324,984
Red Hat, Inc. (a)	303,397	38,458,604
RingCentral, Inc. (a)	109,308	5,153,872
Rosetta Stone, Inc. (a)	22,826	278,249
Salesforce.com, Inc. (a)	1,179,546	123,050,239
SeaChange International, Inc. (a)	36,866	98,801
ServiceNow, Inc. (a)	298,950	36,770,850
Silver Spring Networks, Inc. (a)	66,256	1,064,734
SITO Mobile Ltd. (a)(b)	17,979	119,740
Smith Micro Software, Inc. (a)	10,363	23,731
Snap, Inc. Class A (a)(b)	375,873	5,179,530
Sonic Foundry, Inc. (a)	155	451
Splunk, Inc. (a)(b)	236,248	18,921,102
SS&C Technologies Holdings, Inc.	293,141	12,103,792
Symantec Corp.	1,064,049	30,825,500
Synchronoss Technologies, Inc. (a)(b)	70,331	706,123
Synopsys, Inc. (a)	254,413	22,993,847
Tableau Software, Inc. (a)	110,209	7,747,693
Take-Two Interactive Software, Inc. (a)	197,618	22,044,288
TeleNav, Inc. (a)	46,856	257,708
The Rubicon Project, Inc. (a)	59,339	106,810
TiVo Corp.	211,366	3,762,315
Tyler Technologies, Inc. (a)	60,606	11,086,050
Ultimate Software Group, Inc. (a)(b)	52,907	11,164,964
Upland Software, Inc. (a)	13,813	323,777
Varonis Systems, Inc. (a)	31,174	1,568,052
Vasco Data Security International, Inc. (a)	48,861	654,737
Verint Systems, Inc. (a)	104,276	4,562,075
VirnetX Holding Corp. (a)(b)	93,723	342,089
VMware, Inc. Class A (a)(b)	124,928	15,005,102
Workday, Inc. Class A (a)	227,869	23,470,507
Workiva, Inc. (a)	43,324	942,297
Zedge, Inc. (a)	14,921	43,868
Zendesk, Inc. (a)	202,958	6,821,418
Zix Corp. (a)	69,803	307,133
Zynga, Inc. (a)	1,392,357	5,708,664
		2,462,043,637
Technology Hardware, Storage & Peripherals - 3.7%
3D Systems Corp. (a)(b)	198,011	1,748,437
Apple, Inc.	8,969,144	1,541,347,374
Astro-Med, Inc.	4,606	67,478
Avid Technology, Inc. (a)(b)	38,570	259,576
Concurrent Computer Corp.	6,675	40,317
CPI Card Group (b)	22,281	19,612
Cray, Inc. (a)	76,017	1,729,387
Diebold Nixdorf, Inc. (b)	123,985	2,380,512
Eastman Kodak Co. (a)(b)	64,018	211,259
Electronics for Imaging, Inc. (a)	82,143	2,526,719
Everspin Technologies, Inc. (a)(b)	9,978	80,223
Hewlett Packard Enterprise Co.	2,841,574	39,639,957
HP, Inc.	2,907,874	62,373,897
Immersion Corp. (a)(b)	59,681	454,172
Intevac, Inc. (a)	29,097	216,773
ITUS Corp. (a)(b)	25,229	63,073
NCR Corp. (a)	216,399	6,771,125
NetApp, Inc.	473,434	26,753,755
Pure Storage, Inc. Class A (a)(b)	163,998	3,030,683
Quantum Corp. (a)(b)	41,835	217,124
Seagate Technology LLC (b)	503,012	19,396,143
Super Micro Computer, Inc. (a)(b)	65,674	1,448,112
Transact Technologies, Inc.	3,411	46,390
U.S.A. Technologies, Inc. (a)(b)	68,908	599,500
Western Digital Corp.	510,329	40,244,545
Xerox Corp.	371,484	11,018,215
Xplore Technologies Corp. (a)	2,067	6,139
		1,762,690,497

TOTAL INFORMATION TECHNOLOGY		11,005,236,370

MATERIALS - 3.4%
Chemicals - 2.3%
A. Schulman, Inc.	54,023	2,050,173
Advanced Emissions Solutions, Inc. (b)	57,241	514,597
AdvanSix, Inc. (a)	52,136	2,244,455
AgroFresh Solutions, Inc. (a)	38,931	236,700
Air Products & Chemicals, Inc.	375,812	61,272,388
Albemarle Corp. U.S.	190,401	25,574,662
American Vanguard Corp.	44,829	892,097
Ashland Global Holdings, Inc.	107,479	7,951,296
Axalta Coating Systems LLC (a)	374,838	11,867,371
Balchem Corp.	57,069	4,980,412
BioAmber, Inc. (a)(b)	17,794	7,918
Cabot Corp.	106,306	6,510,179
Calgon Carbon Corp.	83,129	1,795,586
Celanese Corp. Class A	237,507	25,470,251
CF Industries Holdings, Inc.	403,183	15,107,267
Chase Corp.	19,479	2,460,198
Codexis, Inc. (a)	54,787	378,030
Core Molding Technologies, Inc.	10,858	233,664
DowDuPont, Inc.	4,043,060	290,938,598
Eastman Chemical Co.	259,233	23,945,352
Ecolab, Inc.	452,417	61,492,519
Ferro Corp. (a)	133,620	3,387,267
Flotek Industries, Inc. (a)(b)	98,612	465,449
FMC Corp.	228,847	21,603,157
FutureFuel Corp.	37,844	568,038
H.B. Fuller Co.	88,055	4,981,271
Hawkins, Inc.	13,930	534,216
Huntsman Corp.	374,240	11,960,710
Ingevity Corp. (a)	71,031	5,653,357
Innophos Holdings, Inc.	32,175	1,490,668
Innospec, Inc.	41,822	2,986,091
International Flavors & Fragrances, Inc.	138,616	21,546,471
Intrepid Potash, Inc. (a)(b)	199,844	763,404
KMG Chemicals, Inc.	19,191	1,043,798
Koppers Holdings, Inc. (a)	34,144	1,703,786
Kraton Performance Polymers, Inc. (a)	55,754	2,623,226
Kronos Worldwide, Inc.	34,238	955,583
LSB Industries, Inc. (a)(b)	28,693	258,524
LyondellBasell Industries NV Class A	566,829	59,346,996
Marrone Bio Innovations, Inc. (a)(b)	15,737	17,153
Minerals Technologies, Inc.	58,663	4,250,134
Monsanto Co.	756,607	89,536,872
NewMarket Corp.	16,721	6,697,095
Olin Corp.	290,042	10,337,097
OMNOVA Solutions, Inc. (a)	62,393	667,605
Platform Specialty Products Corp. (a)	374,823	3,729,489
PolyOne Corp.	144,671	6,685,247
PPG Industries, Inc.	447,686	52,312,109
Praxair, Inc.	495,334	76,241,809
Quaker Chemical Corp.	22,939	3,779,888
Rayonier Advanced Materials, Inc. (b)	82,695	1,553,839
RPM International, Inc.	226,844	12,015,927
Senomyx, Inc. (a)	66,138	97,884
Sensient Technologies Corp.	86,306	6,691,304
Sherwin-Williams Co.	141,638	56,573,050
Stepan Co.	34,404	2,859,316
The Chemours Co. LLC	318,700	16,381,180
The Mosaic Co.	610,934	14,839,587
The Scotts Miracle-Gro Co. Class A	77,671	7,681,662
Trecora Resources (a)	28,770	361,064
Tredegar Corp.	71,882	1,416,075
Trinseo SA	75,141	5,545,406
Tronox Ltd. Class A	158,750	3,633,788
Valhi, Inc.	35,553	239,983
Valvoline, Inc.	351,998	8,680,271
Venator Materials PLC (b)	66,251	1,457,522
W.R. Grace & Co.	118,963	8,721,178
Westlake Chemical Corp.	64,435	6,310,120
Yield10 Bioscience, Inc. (a)(b)	693	1,594
		1,097,110,973
Construction Materials - 0.1%
Eagle Materials, Inc.	85,683	9,590,498
Forterra, Inc. (a)(b)	32,917	323,903
Foundation Building Materials, Inc.	21,184	322,209
Martin Marietta Materials, Inc.	109,383	22,794,323
Summit Materials, Inc.	172,319	5,300,532
U.S. Concrete, Inc. (a)(b)	26,762	2,163,708
United States Lime & Minerals, Inc.	4,018	342,936
Vulcan Materials Co.	228,995	28,773,222
		69,611,331
Containers & Packaging - 0.5%
Aptargroup, Inc.	119,670	10,580,025
Avery Dennison Corp.	149,434	17,053,408
Ball Corp.	596,140	23,791,947
Bemis Co., Inc.	156,089	7,323,696
Berry Global Group, Inc. (a)	220,167	13,159,382
Crown Holdings, Inc. (a)	233,058	13,920,554
Graphic Packaging Holding Co.	529,162	8,101,470
Greif, Inc. Class A	63,236	3,450,789
International Paper Co.	712,488	40,333,946
Myers Industries, Inc.	29,894	638,237
Owens-Illinois, Inc. (a)	287,201	6,956,008
Packaging Corp. of America	160,703	19,059,376
Sealed Air Corp.	328,644	15,791,344
Silgan Holdings, Inc.	135,972	3,926,871
Sonoco Products Co.	183,166	9,801,213
UFP Technologies, Inc. (a)	14,187	390,852
WestRock Co.	443,538	27,681,207
		221,960,325
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	525,512	2,559,243
Alcoa Corp.	299,210	12,420,207
Allegheny Technologies, Inc. (a)(b)	218,111	4,966,387
Ampco-Pittsburgh Corp.	10,414	148,920
Atkore International Group, Inc. (a)	52,989	1,127,606
Carpenter Technology Corp.	80,027	3,955,735
Century Aluminum Co. (a)(b)	86,859	1,150,882
Cliffs Natural Resources, Inc. (a)(b)	491,448	3,273,044
Coeur d'Alene Mines Corp. (a)	321,230	2,447,773
Commercial Metals Co.	192,032	3,809,915
Compass Minerals International, Inc.	56,608	3,948,408
Comstock Mining, Inc. (a)(b)	11,344	4,247
Freeport-McMoRan, Inc. (a)	2,334,974	32,502,838
Friedman Industries	2,001	11,346
General Moly, Inc. (a)	60,513	20,574
Gold Resource Corp.	109,163	434,469
Golden Minerals Co. (a)	71,014	34,797
Haynes International, Inc.	18,364	588,383
Hecla Mining Co.	683,190	2,555,131
Kaiser Aluminum Corp.	27,980	2,710,143
Materion Corp.	35,727	1,747,050
McEwen Mining, Inc. (b)	403,016	810,062
Newmont Mining Corp.	923,364	34,155,234
Nucor Corp.	543,057	31,225,778
Olympic Steel, Inc.	12,703	253,044
Paramount Gold Nevada Corp. (a)	7,958	10,107
Pershing Gold Corp. (a)(b)	31,696	89,700
Reliance Steel & Aluminum Co.	131,422	10,331,083
Royal Gold, Inc.	113,078	9,353,812
Ryerson Holding Corp. (a)	30,039	277,861
Schnitzer Steel Industries, Inc. Class A	47,241	1,379,437
Solitario Exploration & Royalty Corp. (a)	18,115	11,412
Steel Dynamics, Inc.	413,913	15,935,651
SunCoke Energy, Inc. (a)	99,267	1,130,651
Synalloy Corp.	8,615	111,134
TimkenSteel Corp. (a)(b)	69,807	1,054,086
U.S. Antimony Corp. (a)	24,962	6,740
U.S. Gold Corp. (a)	46	63
United States Steel Corp. (b)	307,753	8,900,217
Universal Stainless & Alloy Products, Inc. (a)	6,659	141,038
Worthington Industries, Inc.	71,924	2,992,038
		198,586,246
Paper & Forest Products - 0.1%
Boise Cascade Co.	63,767	2,455,030
Clearwater Paper Corp. (a)	35,821	1,699,706
Deltic Timber Corp.	17,765	1,639,532
Domtar Corp.	128,751	6,208,373
Kapstone Paper & Packaging Corp.	150,928	3,355,129
Louisiana-Pacific Corp. (a)	261,592	7,222,555
Mercer International, Inc. (SBI)	69,702	986,283
Neenah Paper, Inc.	30,046	2,686,112
P.H. Glatfelter Co.	69,408	1,442,992
Resolute Forest Products (a)	146,819	1,358,076
Schweitzer-Mauduit International, Inc.	57,402	2,598,589
Verso Corp. (a)	59,171	676,325
		32,328,702

TOTAL MATERIALS		1,619,597,577

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Acadia Realty Trust (SBI)	161,267	4,520,314
Agree Realty Corp.	50,269	2,485,299
Alexander & Baldwin, Inc.	76,237	2,215,447
Alexanders, Inc.	6,764	2,861,037
Alexandria Real Estate Equities, Inc.	159,183	20,225,792
Altisource Residential Corp. Class B	86,977	952,398
American Assets Trust, Inc.	89,595	3,526,459
American Campus Communities, Inc.	238,326	10,100,256
American Homes 4 Rent Class A	437,349	9,394,257
American Tower Corp.	742,719	106,899,546
Apartment Investment & Management Co. Class A	262,560	11,576,270
Apple Hospitality (REIT), Inc.	366,638	7,142,108
Armada Hoffler Properties, Inc.	88,352	1,365,038
Ashford Hospitality Prime, Inc.	47,533	437,779
Ashford Hospitality Trust, Inc.	123,613	804,721
AvalonBay Communities, Inc.	238,177	43,188,635
Bluerock Residential Growth (REIT), Inc.	90,320	1,018,810
Boston Properties, Inc.	268,462	33,659,766
Brandywine Realty Trust (SBI)	276,702	4,767,575
Brixmor Property Group, Inc.	560,616	10,130,331
BRT Realty Trust	189,164	2,094,045
Camden Property Trust (SBI)	158,607	14,477,647
CareTrust (REIT), Inc.	143,665	2,617,576
CatchMark Timber Trust, Inc.	100,692	1,328,127
CBL & Associates Properties, Inc. (b)	283,674	1,597,085
Cedar Realty Trust, Inc.	134,023	800,117
Chatham Lodging Trust	76,647	1,739,120
Chesapeake Lodging Trust	98,722	2,847,142
CIM Commercial Trust Corp.	6,057	107,815
City Office REIT, Inc.	67,579	894,746
Clipper Realty, Inc.	6,962	70,177
Colony NorthStar, Inc. (b)	946,716	11,540,468
Columbia Property Trust, Inc.	198,850	4,527,815
Community Healthcare Trust, Inc.	41,798	1,139,413
Condor Hospitality Trust, Inc.	108	1,015
CorEnergy Infrastructure Trust, Inc.	14,135	503,913
CoreSite Realty Corp.	56,759	6,441,011
Corporate Office Properties Trust (SBI)	181,324	5,501,370
Corrections Corp. of America	203,536	4,785,131
Cousins Properties, Inc.	673,063	6,037,375
Crown Castle International Corp.	704,075	79,560,475
CubeSmart	309,180	8,823,997
CyrusOne, Inc.	170,561	10,363,286
DCT Industrial Trust, Inc.	161,523	9,713,993
DDR Corp.	536,213	4,091,305
DiamondRock Hospitality Co.	332,744	3,723,405
Digital Realty Trust, Inc.	351,209	40,986,090
Douglas Emmett, Inc.	264,925	10,679,127
Duke Realty Corp.	603,073	16,964,443
Easterly Government Properties, Inc.	64,416	1,364,975
EastGroup Properties, Inc.	54,382	5,116,259
Education Realty Trust, Inc.	129,203	4,724,954
Empire State Realty Trust, Inc.	218,080	4,427,024
EPR Properties	106,196	7,202,213
Equinix, Inc.	134,541	62,492,949
Equity Commonwealth (a)	213,360	6,413,602
Equity Lifestyle Properties, Inc.	148,038	13,369,312
Equity Residential (SBI)	636,200	42,510,884
Essex Property Trust, Inc.	112,985	27,906,165
Extra Space Storage, Inc.	213,703	18,241,688
Farmland Partners, Inc. (b)	105,443	943,715
Federal Realty Investment Trust (SBI)	126,706	16,751,800
First Industrial Realty Trust, Inc.	184,151	5,994,115
Forest City Realty Trust, Inc. Class A	477,333	11,432,125
Four Corners Property Trust, Inc.	103,212	2,693,833
Franklin Street Properties Corp.	176,797	1,925,319
Gaming & Leisure Properties	346,079	12,569,589
General Growth Properties, Inc.	1,084,431	25,484,129
Getty Realty Corp.	48,238	1,372,853
Gladstone Commercial Corp.	76,606	1,749,681
Gladstone Land Corp.	8,000	107,200
Global Medical REIT, Inc. (b)	12,930	123,352
Global Net Lease, Inc.	110,110	2,381,679
Government Properties Income Trust	163,137	3,042,505
Gramercy Property Trust	276,707	7,891,684
HCP, Inc.	798,555	21,113,794
Healthcare Realty Trust, Inc.	211,777	6,939,932
Healthcare Trust of America, Inc.	342,616	10,480,623
Hersha Hospitality Trust	71,283	1,251,017
Highwoods Properties, Inc. (SBI)	185,987	9,446,280
Hospitality Properties Trust (SBI)	292,755	8,779,722
Host Hotels & Resorts, Inc.	1,266,267	25,059,424
Hudson Pacific Properties, Inc.	249,715	8,897,345
Independence Realty Trust, Inc.	140,119	1,447,429
InfraReit, Inc.	82,809	1,748,926
Investors Real Estate Trust	202,786	1,228,883
Invitation Homes, Inc.	524,758	12,358,051
Iron Mountain, Inc.	468,065	19,129,817
iStar Financial, Inc. (a)(b)	102,599	1,179,889
JBG SMITH Properties	143,795	4,789,811
Jernigan Capital, Inc. (b)	21,201	437,801
Kilroy Realty Corp.	169,012	12,740,125
Kimco Realty Corp.	744,326	13,784,918
Kite Realty Group Trust	145,444	2,796,888
Lamar Advertising Co. Class A (b)	144,792	10,892,702
LaSalle Hotel Properties (SBI) (b)	187,702	5,338,245
Lexington Corporate Properties Trust	399,211	4,175,747
Liberty Property Trust (SBI)	243,797	10,941,609
Life Storage, Inc.	80,608	7,239,404
LTC Properties, Inc.	62,032	2,843,547
Mack-Cali Realty Corp.	154,097	3,410,167
MedEquities Realty Trust, Inc.	56,982	638,768
Medical Properties Trust, Inc.	636,344	8,711,549
Mid-America Apartment Communities, Inc.	193,973	19,870,594
Monmouth Real Estate Investment Corp. Class A	122,224	2,182,921
National Health Investors, Inc.	85,662	6,681,636
National Retail Properties, Inc.	250,989	10,308,118
National Storage Affiliates Trust	66,569	1,773,398
New Senior Investment Group, Inc.	149,321	1,224,432
NexPoint Residential Trust, Inc.	32,020	901,043
NorthStar Realty Europe Corp.	77,758	1,128,269
Omega Healthcare Investors, Inc. (b)	333,230	8,947,226
One Liberty Properties, Inc.	42,541	1,136,696
Outfront Media, Inc.	245,927	5,769,447
Paramount Group, Inc.	362,269	5,857,890
Park Hotels & Resorts, Inc.	268,171	7,830,593
Pebblebrook Hotel Trust (b)	119,218	4,586,316
Pennsylvania Real Estate Investment Trust (SBI)	105,464	1,169,596
Physicians Realty Trust	319,999	5,718,382
Piedmont Office Realty Trust, Inc. Class A	250,343	4,991,839
Potlatch Corp.	63,794	3,291,770
Power (REIT) (a)	718	4,380
Preferred Apartment Communities, Inc. Class A	51,100	1,086,386
Prologis, Inc.	917,316	60,753,839
PS Business Parks, Inc.	42,672	5,656,600
Public Storage	258,798	55,155,030
QTS Realty Trust, Inc. Class A	76,420	4,253,537
Quality Care Properties, Inc. (a)	156,460	2,298,397
RAIT Financial Trust (b)	116,629	39,654
Ramco-Gershenson Properties Trust (SBI)	128,503	1,851,728
Rayonier, Inc.	230,983	7,287,514
Realty Income Corp.	483,151	26,718,250
Regency Centers Corp.	260,327	17,652,774
Retail Opportunity Investments Corp.	189,056	3,699,826
Retail Properties America, Inc.	409,657	5,350,120
Rexford Industrial Realty, Inc.	121,774	3,820,050
RLJ Lodging Trust	302,558	6,559,457
Ryman Hospitality Properties, Inc.	91,162	6,333,936
Sabra Health Care REIT, Inc.	302,193	5,814,193
Safety Income and Growth, Inc.	12,370	226,371
Saul Centers, Inc.	23,905	1,542,829
SBA Communications Corp. Class A (a)	208,263	35,352,644
Select Income REIT	130,864	3,283,378
Senior Housing Properties Trust (SBI)	425,667	8,151,523
Seritage Growth Properties (b)	43,689	1,778,142
Simon Property Group, Inc.	539,153	87,207,998
SL Green Realty Corp.	183,660	18,775,562
Sotherly Hotels, Inc.	2,721	18,340
Spirit Realty Capital, Inc.	831,107	7,097,654
Stag Industrial, Inc.	147,627	4,177,844
Store Capital Corp.	322,243	8,320,314
Summit Hotel Properties, Inc.	229,907	3,473,895
Sun Communities, Inc.	147,103	13,689,405
Sunstone Hotel Investors, Inc.	363,918	6,081,070
Tanger Factory Outlet Centers, Inc. (b)	158,086	3,958,473
Taubman Centers, Inc.	102,172	5,996,475
Terreno Realty Corp.	83,145	3,126,252
The GEO Group, Inc.	214,441	5,691,264
The Macerich Co.	198,583	12,858,249
TIER REIT, Inc.	108,647	2,176,199
UDR, Inc.	456,019	17,935,227
UMH Properties, Inc.	79,886	1,229,446
Uniti Group, Inc. (b)	283,932	4,571,305
Universal Health Realty Income Trust (SBI)	38,916	2,913,252
Urban Edge Properties	187,255	4,784,365
Urstadt Biddle Properties, Inc. Class A	92,798	2,201,169
Ventas, Inc.	616,586	39,467,670
VEREIT, Inc.	1,684,858	13,141,892
Vornado Realty Trust	295,082	22,904,265
Washington REIT (SBI)	128,414	4,150,340
Weingarten Realty Investors (SBI)	198,541	6,541,926
Welltower, Inc.	629,721	42,480,979
Weyerhaeuser Co.	1,306,180	46,212,648
Wheeler REIT, Inc.	6,770	69,663
Whitestone REIT Class B	105,336	1,555,813
WP Carey, Inc.	200,512	14,272,444
WP Glimcher, Inc.	352,285	2,504,746
Xenia Hotels & Resorts, Inc.	170,955	3,759,300
		1,808,651,252
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	18,423	491,157
CBRE Group, Inc. (a)	502,108	21,771,403
Consolidated-Tomoka Land Co.	6,987	428,513
Forestar Group, Inc. (a)(b)	22,360	497,510
FRP Holdings, Inc. (a)	3,842	175,387
HFF, Inc.	59,609	2,690,750
Howard Hughes Corp. (a)	64,397	7,985,228
Jones Lang LaSalle, Inc.	79,229	12,081,630
Kennedy-Wilson Holdings, Inc.	231,676	4,436,595
Marcus & Millichap, Inc. (a)	19,559	625,106
Maui Land & Pineapple, Inc. (a)	31,310	507,222
RE/MAX Holdings, Inc.	27,266	1,454,641
Realogy Holdings Corp.	241,978	6,753,606
Redfin Corp. (b)	13,655	311,061
Stratus Properties, Inc.	12,801	399,391
Tejon Ranch Co. (a)	25,315	568,322
The St. Joe Co. (a)(b)	125,813	2,365,284
Transcontinental Realty Investors, Inc. (a)(b)	20,697	677,827
Trinity Place Holdings, Inc. (a)	7,019	49,414
		64,270,047

TOTAL REAL ESTATE		1,872,921,299

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.7%
Alaska Communication Systems Group, Inc. (a)	135,810	283,843
Altice U.S.A., Inc. Class A (b)	135,431	2,417,443
AT&T, Inc.	10,651,310	387,494,658
Atlantic Tele-Network, Inc.	20,159	1,204,702
CenturyLink, Inc.	1,672,333	24,399,338
Cincinnati Bell, Inc. (a)	75,163	1,631,037
Cogent Communications Group, Inc.	79,491	3,724,153
Consolidated Communications Holdings, Inc. (b)	126,066	1,782,573
Frontier Communications Corp. (b)	131,607	1,118,660
General Communications, Inc. Class A (a)	49,805	1,987,718
Globalstar, Inc. (a)(b)	800,187	1,264,295
Hawaiian Telcom Holdco, Inc. (a)	18,678	589,291
IDT Corp. Class B	44,765	699,677
Iridium Communications, Inc. (a)(b)	166,538	2,056,744
Ooma, Inc. (a)	37,459	413,922
ORBCOMM, Inc. (a)	123,895	1,333,110
Pareteum Corp. (a)(b)	2,527	2,679
PDVWireless, Inc. (a)(b)	18,833	614,897
Straight Path Communications, Inc. Class B (a)(b)	14,258	2,592,675
Verizon Communications, Inc.	7,079,745	360,288,223
Vonage Holdings Corp. (a)	343,700	3,498,866
WideOpenWest, Inc. (b)	18,428	184,280
Windstream Holdings, Inc. (b)	322,467	848,088
Zayo Group Holdings, Inc. (a)	326,134	11,525,576
		811,956,448
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (a)(b)	9,732	92,357
Boingo Wireless, Inc. (a)	75,566	1,866,480
NII Holdings, Inc. (a)(b)	134,717	33,679
Shenandoah Telecommunications Co.	75,836	2,908,311
Spok Holdings, Inc.	43,148	755,090
Sprint Corp. (a)(b)	1,148,849	6,881,606
T-Mobile U.S., Inc. (a)	493,731	30,152,152
Telephone & Data Systems, Inc.	160,373	4,440,728
U.S. Cellular Corp. (a)	27,310	1,033,410
		48,163,813

TOTAL TELECOMMUNICATION SERVICES		860,120,261

UTILITIES - 3.2%
Electric Utilities - 1.8%
Allete, Inc.	92,545	7,449,873
Alliant Energy Corp.	399,095	18,003,175
American Electric Power Co., Inc.	845,206	65,613,342
Duke Energy Corp.	1,205,301	107,488,743
Edison International	561,207	45,609,293
El Paso Electric Co.	80,794	4,920,355
Entergy Corp.	309,998	26,808,627
Eversource Energy	543,825	35,267,051
Exelon Corp.	1,659,231	69,206,525
FirstEnergy Corp.	761,511	25,997,986
Genie Energy Ltd. Class B	24,074	104,240
Great Plains Energy, Inc.	385,148	13,214,428
Hawaiian Electric Industries, Inc.	219,652	8,423,654
IDACORP, Inc.	102,567	10,134,645
MGE Energy, Inc.	67,317	4,442,922
NextEra Energy, Inc.	809,189	127,884,230
OGE Energy Corp.	341,406	12,208,679
Otter Tail Corp.	81,371	3,930,219
PG&E Corp.	882,673	47,876,184
Pinnacle West Capital Corp.	185,763	17,054,901
PNM Resources, Inc.	139,589	6,351,300
Portland General Electric Co.	147,815	7,337,537
PPL Corp.	1,176,230	43,132,354
Southern Co.	1,727,781	88,462,387
Spark Energy, Inc. Class A, (b)	24,582	307,275
Vistra Energy Corp. (b)	550,902	10,412,048
Westar Energy, Inc.	253,086	14,479,050
Xcel Energy, Inc.	853,761	44,062,605
		866,183,628
Gas Utilities - 0.2%
Atmos Energy Corp.	184,110	16,991,512
Chesapeake Utilities Corp.	27,662	2,366,484
National Fuel Gas Co. (b)	143,599	8,443,621
New Jersey Resources Corp.	144,194	6,431,052
Northwest Natural Gas Co.	56,327	3,895,012
ONE Gas, Inc.	93,649	7,421,683
RGC Resources, Inc.	6,537	174,080
South Jersey Industries, Inc.	141,912	4,805,140
Southwest Gas Holdings, Inc.	84,261	7,241,390
Spire, Inc.	80,546	6,624,909
UGI Corp.	295,570	14,485,886
WGL Holdings, Inc.	90,512	7,651,884
		86,532,653
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	640,548	9,621,031
Dynegy, Inc. (a)	219,293	2,660,024
NRG Energy, Inc.	543,641	15,031,674
NRG Yield, Inc.:
Class A	44,523	837,478
Class C	119,926	2,284,590
Ormat Technologies, Inc.	63,023	4,131,158
Pattern Energy Group, Inc. (b)	148,509	3,347,393
TerraForm Global, Inc. (a)	170,821	802,859
Terraform Power, Inc. (b)	78,899	953,100
The AES Corp.	1,153,730	12,206,463
U.S. Geothermal, Inc. (a)	27,201	98,468
		51,974,238
Multi-Utilities - 1.0%
Ameren Corp.	427,084	27,316,293
Avangrid, Inc. (b)	122,071	6,478,308
Avista Corp.	128,677	6,683,483
Black Hills Corp. (b)	93,372	5,463,196
CenterPoint Energy, Inc.	722,368	21,678,264
CMS Energy Corp.	470,546	23,480,245
Consolidated Edison, Inc.	526,624	46,890,601
Dominion Resources, Inc.	1,105,813	93,032,048
DTE Energy Co.	304,014	35,134,898
MDU Resources Group, Inc.	335,493	9,377,029
NiSource, Inc.	563,680	15,518,110
NorthWestern Energy Corp.	78,122	5,020,120
Public Service Enterprise Group, Inc.	874,257	46,388,076
SCANA Corp.	249,382	10,765,821
Sempra Energy	432,019	52,269,979
Unitil Corp.	55,250	2,886,260
Vectren Corp.	147,188	10,229,566
WEC Energy Group, Inc.	539,113	37,462,962
		456,075,259
Water Utilities - 0.1%
American States Water Co.	72,116	4,160,372
American Water Works Co., Inc.	295,569	27,062,298
Aqua America, Inc.	336,537	12,785,041
AquaVenture Holdings Ltd. (a)(b)	20,099	308,118
Artesian Resources Corp. Class A	60,277	2,552,128
Cadiz, Inc. (a)(b)	46,921	642,818
California Water Service Group	83,616	3,812,890
Connecticut Water Service, Inc.	31,367	1,985,845
Middlesex Water Co.	39,650	1,828,658
Pure Cycle Corp. (a)	17,116	118,956
Select Energy Services, Inc. Class A	42,457	699,691
SJW Corp.	29,404	2,003,295
York Water Co.	40,150	1,491,573
		59,451,683

TOTAL UTILITIES		1,520,217,461

TOTAL COMMON STOCKS
(Cost $29,270,067,367)		47,820,945,594
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (d)
(Cost $4,967,175)	5,000,000	4,960,652
	Shares	Value

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 1.13% (e)	159,318,767	$159,350,631
Fidelity Securities Lending Cash Central Fund 1.13% (e)(f)	2,148,251,251	2,148,466,076
TOTAL MONEY MARKET FUNDS
(Cost $2,307,687,416)		2,307,816,707
TOTAL INVESTMENT IN SECURITIES - 104.6%
(Cost $31,582,721,958)		50,133,722,953
NET OTHER ASSETS (LIABILITIES) - (4.6)%(g)		(2,209,246,869)
NET ASSETS - 100%		$47,924,476,084

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	161	Dec. 2017	$12,440,470	$936,938	$936,938
CME E-mini S&P 500 Index Contracts (United States)	654	Dec. 2017	86,586,330	4,948,772	4,948,772
CME E-mini S&P MidCap 400 Index Contracts (United States)	34	Dec. 2017	6,460,000	518,005	518,005
TOTAL FUTURES CONTRACTS					$6,403,715

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,960,652.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $3,790,405 of cash collateral to cover margin requirements for future contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,144,527
Fidelity Securities Lending Cash Central Fund	8,427,624
Total	$9,572,151

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,964,248,531	$5,964,248,531	$--	$--
Consumer Staples	3,457,955,546	3,457,955,546	--	--
Energy	2,646,950,871	2,646,950,871	--	--
Financials	7,265,031,391	7,265,031,391	--	--
Health Care	6,460,216,595	6,459,540,320	--	676,275
Industrials	5,148,449,692	5,148,449,692	--	--
Information Technology	11,005,236,370	11,005,236,370	--	--
Materials	1,619,597,577	1,619,597,577	--	--
Real Estate	1,872,921,299	1,872,921,299	--	--
Telecommunication Services	860,120,261	860,120,261	--	--
Utilities	1,520,217,461	1,520,217,461	--	--
U.S. Government and Government Agency Obligations	4,960,652	--	4,960,652	--
Money Market Funds	2,307,816,707	2,307,816,707	--	--
Total Investments in Securities:	$50,133,722,953	$50,128,086,026	$4,960,652	$676,275
Derivative Instruments:
Assets
Futures Contracts	$6,403,715	$6,403,715	$--	$--
Total Assets	$6,403,715	$6,403,715	$--	$--
Total Derivative Instruments:	$6,403,715	$6,403,715	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Extended Market Index Fund

November 30, 2017

SEI-QTLY-0118
1.810690.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 1.4%
Adient PLC	415,327	$32,503,491
American Axle & Manufacturing Holdings, Inc. (a)(b)	438,088	7,863,680
Autoliv, Inc. (b)	382,387	48,914,945
Clean Diesel Technologies, Inc. (a)(b)	23,558	49,001
Cooper Tire & Rubber Co.	229,720	8,442,210
Cooper-Standard Holding, Inc. (a)	78,369	9,879,980
Dana Holding Corp.	630,727	20,839,220
Dorman Products, Inc. (a)(b)	133,826	9,141,654
Fox Factory Holding Corp. (a)	163,426	6,373,614
Gentex Corp.	1,279,352	26,201,129
Gentherm, Inc. (a)	162,500	5,850,000
Hertz Global Holdings, Inc. (a)(b)	366,664	6,948,283
Horizon Global Corp. (a)(b)	106,337	1,499,352
LCI Industries	109,508	14,334,597
Lear Corp.	297,222	53,764,488
Modine Manufacturing Co. (a)	218,308	4,999,253
Motorcar Parts of America, Inc. (a)(b)	89,786	2,339,823
Shiloh Industries, Inc. (a)	60,236	514,415
Standard Motor Products, Inc.	91,465	4,135,133
Stoneridge, Inc. (a)	118,638	2,707,319
Strattec Security Corp.	16,381	722,402
Superior Industries International, Inc. (b)	103,889	1,734,946
Sypris Solutions, Inc. (a)	33,998	52,697
Tenneco, Inc.	242,021	14,378,468
Tower International, Inc.	98,181	3,161,428
Unique Fabricating, Inc.	9,604	77,792
UQM Technologies, Inc. (a)(b)	137,888	210,969
Visteon Corp. (a)	143,483	18,895,276
VOXX International Corp. (a)(b)	83,482	563,504
Workhorse Group, Inc. (a)(b)	97,973	276,284
		307,375,353
Automobiles - 1.0%
REV Group, Inc. (b)	121,004	3,304,619
Tesla, Inc. (a)(b)	581,275	179,526,675
Thor Industries, Inc.	211,698	32,506,228
Winnebago Industries, Inc.	126,381	6,919,360
		222,256,882
Distributors - 0.1%
Core-Mark Holding Co., Inc.	203,246	6,739,637
Educational Development Corp. (b)	16,502	230,203
Pool Corp.	184,742	23,210,985
Weyco Group, Inc.	21,447	605,020
		30,785,845
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)	68,815	1,847,683
Ascent Capital Group, Inc. (a)(b)	47,464	571,467
Bridgepoint Education, Inc. (a)	97,961	894,384
Bright Horizons Family Solutions, Inc. (a)	234,112	20,824,262
Cambium Learning Group, Inc. (a)	48,546	287,392
Capella Education Co.	52,862	4,509,129
Career Education Corp. (a)	286,747	3,805,133
Carriage Services, Inc.	65,607	1,680,851
Chegg, Inc. (a)(b)	349,784	5,320,215
Collectors Universe, Inc.	21,093	609,377
DeVry, Inc. (b)	268,167	11,115,522
Graham Holdings Co.	20,435	11,915,649
Grand Canyon Education, Inc. (a)	214,591	20,377,561
Houghton Mifflin Harcourt Co. (a)(b)	463,566	4,519,769
K12, Inc. (a)	163,022	2,696,384
Laureate Education, Inc. Class A	166,957	2,275,624
Liberty Tax, Inc.	35,449	423,616
Lincoln Educational Services Corp. (a)	84,172	183,495
National American University Holdings, Inc.	23,237	37,644
Regis Corp. (a)	160,027	2,552,431
Service Corp. International	828,622	30,617,583
ServiceMaster Global Holdings, Inc. (a)	594,775	29,072,602
Sotheby's Class A (Ltd. vtg.) (a)(b)	175,561	9,046,658
Strayer Education, Inc.	46,164	4,580,854
Universal Technical Institute, Inc. (a)	87,539	322,144
Weight Watchers International, Inc. (a)(b)	122,175	5,384,252
		175,471,681
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	1,074,112	45,757,171
Ark Restaurants Corp.	8,457	206,435
Belmond Ltd. Class A (a)(b)	384,579	4,768,780
BFC Financial Corp. Class A	222,561	1,822,775
Biglari Holdings, Inc. (a)	4,573	1,568,539
BJ's Restaurants, Inc.	88,226	3,154,080
Bloomin' Brands, Inc. (b)	443,085	9,513,035
Bojangles', Inc. (a)(b)	82,760	1,113,122
Boyd Gaming Corp.	373,563	11,912,924
Bravo Brio Restaurant Group, Inc. (a)	63,389	136,286
Brinker International, Inc.	218,671	8,031,786
Buffalo Wild Wings, Inc. (a)(b)	71,413	11,136,857
Caesars Entertainment Corp. (a)	626,429	8,300,184
Carrols Restaurant Group, Inc. (a)	153,011	2,027,396
Century Casinos, Inc. (a)	84,324	763,132
Chanticleer Holdings, Inc. (a)(b)	9,214	25,339
Choice Hotels International, Inc.	163,521	12,836,399
Churchill Downs, Inc.	56,961	13,385,835
Chuy's Holdings, Inc. (a)(b)	82,228	2,047,477
Cracker Barrel Old Country Store, Inc. (b)	105,563	16,502,664
Dave & Buster's Entertainment, Inc. (a)(b)	177,643	9,420,408
Del Frisco's Restaurant Group, Inc. (a)	105,058	1,528,594
Del Taco Restaurants, Inc. (a)	157,923	1,939,294
Denny's Corp. (a)	339,423	4,599,182
DineEquity, Inc. (b)	75,057	3,442,865
Diversified Restaurant Holdings, Inc. (a)	54,865	87,784
Domino's Pizza, Inc. (b)	193,106	35,948,613
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	29,776
Dover Motorsports, Inc.	22,686	44,238
Drive Shack, Inc. (b)	278,628	1,721,921
Dunkin' Brands Group, Inc.	404,552	24,151,754
El Pollo Loco Holdings, Inc. (a)(b)	97,361	1,027,159
Eldorado Resorts, Inc. (a)(b)	257,082	7,866,709
Empire Resorts, Inc. (a)(b)	9,364	245,805
Extended Stay America, Inc. unit	876,938	15,320,107
Famous Dave's of America, Inc. (a)(b)	21,114	102,403
Fiesta Restaurant Group, Inc. (a)(b)	118,712	2,243,657
Flanigans Enterprises, Inc.	1,120	23,744
Fogo de Chao, Inc. (a)(b)	44,064	513,346
Full House Resorts, Inc. (a)	24,413	89,596
Gaming Partners International Corp.	1,584	17,899
Golden Entertainment, Inc. (a)	38,650	1,326,468
Good Times Restaurants, Inc. (a)	41,006	100,465
Habit Restaurants, Inc. Class A (a)(b)	85,475	799,191
Hilton Grand Vacations, Inc.	291,660	11,657,650
Hyatt Hotels Corp. Class A (a)	209,713	15,174,833
ILG, Inc.	469,206	13,179,997
Inspired Entertainment, Inc. (a)	5,500	50,600
International Speedway Corp. Class A	111,755	4,609,894
J. Alexanders Holdings, Inc. (a)	59,031	599,165
Jack in the Box, Inc.	134,174	13,888,351
Jamba, Inc. (a)(b)	61,744	529,146
Kona Grill, Inc. (a)(b)	43,155	93,862
La Quinta Holdings, Inc. (a)	357,487	6,366,843
Las Vegas Sands Corp.	1,597,058	110,660,149
Lindblad Expeditions Holdings (a)	93,954	963,968
Luby's, Inc. (a)	54,955	153,324
Marcus Corp.	82,737	2,324,910
Marriott Vacations Worldwide Corp. (b)	108,946	14,626,001
Monarch Casino & Resort, Inc. (a)	52,952	2,485,037
Nathan's Famous, Inc.	14,327	1,358,200
Noodles & Co. (a)(b)	86,399	436,315
Papa John's International, Inc. (b)	117,281	6,856,247
Papa Murphy's Holdings, Inc. (a)(b)	43,281	280,894
Peak Resorts, Inc.	18,903	96,405
Penn National Gaming, Inc. (a)(b)	372,134	10,702,574
Pinnacle Entertainment, Inc. (a)	259,117	7,949,710
Planet Fitness, Inc. (b)	375,756	12,163,222
Playa Hotels & Resorts NV	248,744	2,646,636
Potbelly Corp. (a)	111,393	1,431,400
Rave Restaurant Group, Inc. (a)(b)	27,514	45,123
RCI Hospitality Holdings, Inc.	40,834	1,344,664
Red Lion Hotels Corp. (a)	96,281	871,343
Red Robin Gourmet Burgers, Inc. (a)(b)	59,222	3,103,233
Red Rock Resorts, Inc. (b)	294,134	9,074,034
Ruby Tuesday, Inc. (a)	276,837	661,640
Ruth's Hospitality Group, Inc.	146,679	3,146,265
Scientific Games Corp. Class A (a)	229,308	12,073,066
SeaWorld Entertainment, Inc. (a)(b)	290,191	3,409,744
Shake Shack, Inc. Class A (a)(b)	79,162	3,253,558
Six Flags Entertainment Corp.	356,741	23,337,996
Sonic Corp. (b)	197,876	5,049,796
Speedway Motorsports, Inc.	53,351	1,029,674
Texas Roadhouse, Inc. Class A	288,713	14,744,573
The Cheesecake Factory, Inc. (b)	203,008	9,955,512
The ONE Group Hospitality, Inc. (a)	65	148
Town Sports International Holdings, Inc. (a)	85,244	511,464
U.S. Foods Holding Corp. (a)	607,813	17,699,515
Vail Resorts, Inc.	176,916	39,834,407
Wendy's Co.	845,883	12,595,198
Wingstop, Inc.	134,080	5,254,595
Zoe's Kitchen, Inc. (a)(b)	85,967	1,373,753
		677,255,828
Household Durables - 1.3%
AV Homes, Inc. (a)(b)	49,463	907,646
Bassett Furniture Industries, Inc.	45,391	1,743,014
Beazer Homes U.S.A., Inc. (a)	147,094	3,112,509
CalAtlantic Group, Inc.	335,797	18,818,064
Cavco Industries, Inc. (a)	38,060	5,828,889
Century Communities, Inc. (a)	96,185	3,015,400
Comstock Holding Companies, Inc. (a)	5,354	8,085
CSS Industries, Inc.	33,658	917,181
Dixie Group, Inc. (a)	53,047	214,840
Emerson Radio Corp. (a)	24,397	34,400
Ethan Allen Interiors, Inc. (b)	110,848	3,258,931
Flexsteel Industries, Inc.	28,089	1,460,628
GoPro, Inc. Class A (a)(b)	465,357	3,974,149
Green Brick Partners, Inc. (a)(b)	103,995	1,253,140
Hamilton Beach Brands Holding Co. Class B	20,539	587,005
Helen of Troy Ltd. (a)	120,394	10,763,224
Hooker Furniture Corp.	52,315	2,615,750
Hovnanian Enterprises, Inc. Class A (a)(b)	581,482	1,657,224
Installed Building Products, Inc. (a)	92,267	7,109,172
iRobot Corp. (a)(b)	121,600	8,344,192
KB Home (b)	365,917	11,475,157
Koss Corp. (a)	1,389	2,334
La-Z-Boy, Inc. (b)	214,088	7,043,495
LGI Homes, Inc. (a)(b)	75,233	5,282,109
Libbey, Inc.	91,140	618,841
Lifetime Brands, Inc.	49,962	904,312
Live Ventures, Inc. (a)(b)	13,691	197,561
M.D.C. Holdings, Inc. (b)	186,008	6,662,807
M/I Homes, Inc.	121,588	4,402,701
Meritage Homes Corp. (a)	173,856	9,553,387
New Home Co. LLC (a)	57,074	658,063
Nova LifeStyle, Inc. (a)(b)	96,346	196,546
NVR, Inc. (a)	15,400	53,515,000
PICO Holdings, Inc.	106,751	1,398,438
Skyline Corp. (a)	30,617	374,140
Stanley Furniture Co., Inc.	37,789	32,121
Taylor Morrison Home Corp. (a)	364,299	8,801,464
Tempur Sealy International, Inc. (a)(b)	203,491	11,784,164
Toll Brothers, Inc. (b)	648,053	32,616,507
TopBuild Corp. (a)	162,219	11,029,270
TRI Pointe Homes, Inc. (a)(b)	687,940	12,465,473
Tupperware Brands Corp.	222,339	14,034,038
Turtle Beach Corp. (a)(b)	43,489	22,614
Universal Electronics, Inc. (a)	65,853	3,496,794
Vuzix Corp. (a)(b)	70,636	434,411
William Lyon Homes, Inc. (a)	111,071	3,314,359
Zagg, Inc. (a)	120,643	2,467,149
		278,406,698
Internet & Direct Marketing Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	131,286	1,345,682
Blue Apron Holdings, Inc. Class A (b)	112,197	335,469
CafePress, Inc. (a)	18,875	34,164
Duluth Holdings, Inc. (a)(b)	36,141	686,318
EVINE Live, Inc. (a)	206,333	299,183
FTD Companies, Inc. (a)	73,961	498,497
Gaia, Inc. Class A (a)	64,695	824,861
Groupon, Inc. (a)(b)	1,741,845	9,824,006
HSN, Inc.	139,421	5,667,464
JRJR Networks (a)	44,389	7,919
Lands' End, Inc. (a)(b)	66,814	815,131
Liberty Expedia Holdings, Inc.	237,560	10,709,205
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	357,061	19,927,574
Series A (a)	1,852,977	45,212,639
Liberty TripAdvisor Holdings, Inc. (a)	317,071	2,964,614
NutriSystem, Inc. (b)	134,203	6,810,802
Overstock.com, Inc. (a)(b)	74,996	3,532,312
PetMed Express, Inc. (b)	87,890	3,458,472
Shutterfly, Inc. (a)(b)	152,525	6,738,555
U.S. Auto Parts Network, Inc. (a)	62,757	148,107
Wayfair LLC Class A (a)(b)	176,065	12,322,789
		132,163,763
Leisure Products - 0.4%
American Outdoor Brands Corp. (a)(b)	252,912	3,548,355
Brunswick Corp.	396,224	21,930,998
Callaway Golf Co.	417,114	6,052,324
Clarus Corp. (a)	93,828	722,476
Escalade, Inc.	33,614	457,150
JAKKS Pacific, Inc. (a)(b)	79,564	194,932
Johnson Outdoors, Inc. Class A	25,505	1,865,436
Malibu Boats, Inc. Class A (a)	91,166	2,849,849
Marine Products Corp.	25,214	379,219
MCBC Holdings, Inc. (a)	72,487	1,710,693
Nautilus, Inc. (a)(b)	142,013	1,860,370
Polaris Industries, Inc.	257,551	32,711,553
Sturm, Ruger & Co., Inc. (b)	80,609	4,413,343
Summer Infant, Inc. (a)	37,416	56,124
Vista Outdoor, Inc. (a)(b)	251,298	3,621,204
		82,374,026
Media - 2.8%
A.H. Belo Corp. Class A	70,842	336,500
Alliance MMA, Inc. (a)(b)	31,107	44,172
AMC Entertainment Holdings, Inc. Class A (b)	233,263	3,323,998
AMC Networks, Inc. Class A (a)(b)	229,829	11,845,387
Ballantyne of Omaha, Inc. (a)	47,765	224,496
Beasley Broadcast Group, Inc. Class A	8,569	97,258
Cable One, Inc. (b)	20,878	14,339,219
Central European Media Enterprises Ltd. Class A (a)(b)	338,460	1,675,377
Cinedigm Corp. (a)(b)	23,731	35,597
Cinemark Holdings, Inc.	473,543	17,099,638
Clear Channel Outdoor Holding, Inc. Class A (b)	153,163	719,866
Daily Journal Corp. (a)(b)	4,313	1,016,272
E.W. Scripps Co. Class A (a)(b)	249,395	3,758,383
Emmis Communications Corp. Class A (a)	24,761	90,378
Entercom Communications Corp. Class A (b)	597,055	6,925,838
Entravision Communication Corp. Class A	286,902	2,022,659
Gannett Co., Inc.	490,323	5,619,102
Global Eagle Entertainment, Inc. (a)(b)	223,324	609,675
Gray Television, Inc. (a)(b)	300,702	4,330,109
Harte-Hanks, Inc. (a)	205,404	201,501
Hemisphere Media Group, Inc. (a)(b)	63,069	706,373
Insignia Systems, Inc.	22,896	36,176
John Wiley & Sons, Inc. Class A	203,117	12,014,371
Lee Enterprises, Inc. (a)(b)	197,525	464,184
Liberty Broadband Corp.:
Class A (a)(b)	159,687	13,686,773
Class C (a)	628,440	54,642,858
Liberty Global PLC:
Class A (a)(b)	1,034,512	32,856,101
Class C (a)	2,584,047	79,666,169
LiLAC Class A (a)(b)	207,797	4,322,185
LiLAC Class C (a)	537,090	11,144,618
Liberty Media Corp.:
Liberty Braves Class A (a)	47,693	1,078,816
Liberty Braves Class C (a)(b)	135,237	3,061,766
Liberty Formula One Group Series C (a)(b)	883,707	32,166,935
Liberty Media Class A (a)(b)	112,685	3,920,311
Liberty SiriusXM Series A (a)	450,124	18,351,555
Liberty SiriusXM Series C (a)	689,625	28,143,596
Lions Gate Entertainment Corp.:
Class A (a)(b)	214,290	7,009,426
Class B (b)	557,166	17,294,433
Live Nation Entertainment, Inc. (a)(b)	590,348	26,789,992
Loral Space & Communications Ltd. (a)(b)	56,686	2,647,236
Meredith Corp.	169,840	11,574,596
MSG Network, Inc. Class A (a)(b)	287,087	5,124,503
National CineMedia, Inc.	289,834	1,811,463
New Media Investment Group, Inc.	243,842	4,233,097
Nexstar Broadcasting Group, Inc. Class A (b)	199,544	13,549,038
NTN Communications, Inc. (a)(b)	21,179	101,659
Reading International, Inc. Class A (a)	68,862	1,099,726
Regal Entertainment Group Class A (b)	483,323	9,767,958
RLJ Entertainment, Inc. (a)	85,916	364,284
Saga Communications, Inc. Class A	17,390	784,289
Salem Communications Corp. Class A	38,916	186,797
Scholastic Corp.	121,686	5,003,728
Sinclair Broadcast Group, Inc. Class A	333,939	11,370,623
Sirius XM Holdings, Inc. (b)	6,676,647	36,721,559
Social Reality, Inc. (a)(b)	35,322	202,395
SPAR Group, Inc. (a)	211,168	257,625
Tegna, Inc.	954,663	12,677,925
The Madison Square Garden Co. (a)	72,002	15,599,233
The McClatchy Co. Class A (a)(b)	20,839	213,696
The New York Times Co. Class A (b)	543,000	10,208,400
Time, Inc.	431,065	8,017,809
Townsquare Media, Inc. (a)	40,471	321,340
Tribune Media Co. Class A	321,979	13,265,535
tronc, Inc. (a)	102,477	1,814,868
Urban One, Inc. Class D (non-vtg.) (a)(b)	114,506	177,484
World Wrestling Entertainment, Inc. Class A	178,244	5,078,172
		593,847,101
Multiline Retail - 0.2%
Big Lots, Inc. (b)	197,569	11,676,328
Dillard's, Inc. Class A (b)	95,473	5,737,927
Fred's, Inc. Class A (b)	148,273	762,123
JC Penney Corp., Inc. (a)(b)	1,335,725	4,421,250
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	207,746	9,857,548
Sears Holdings Corp. (a)(b)	140,214	572,073
Tuesday Morning Corp. (a)(b)	195,077	507,200
		33,534,449
Specialty Retail - 1.7%
Aaron's, Inc. Class A	281,323	10,611,504
Abercrombie & Fitch Co. Class A	288,053	5,000,600
America's Car Mart, Inc. (a)	32,877	1,527,137
American Eagle Outfitters, Inc. (b)	719,120	11,563,450
Appliance Recycling Centers of America, Inc. (a)	2,967	2,670
Armstrong Flooring, Inc. (a)	109,555	1,919,404
Asbury Automotive Group, Inc. (a)	87,283	5,743,221
Ascena Retail Group, Inc. (a)(b)	736,486	1,723,377
AutoNation, Inc. (a)(b)	285,000	15,780,450
Barnes & Noble Education, Inc. (a)(b)	156,009	942,294
Barnes & Noble, Inc. (b)	244,408	1,686,415
bebe stores, Inc. (a)	12,304	67,672
Bed Bath & Beyond, Inc.	621,375	13,912,586
Big 5 Sporting Goods Corp. (b)	77,948	588,507
Boot Barn Holdings, Inc. (a)(b)	56,501	836,780
Build-A-Bear Workshop, Inc. (a)	62,129	509,458
Burlington Stores, Inc. (a)	304,704	32,411,364
Caleres, Inc.	202,318	6,603,660
Cars.com, Inc. (b)	310,000	7,514,400
Chico's FAS, Inc.	580,288	5,118,140
Christopher & Banks Corp. (a)(b)	142,357	190,758
Citi Trends, Inc.	69,557	1,793,875
Conn's, Inc. (a)(b)	117,866	3,642,059
Destination Maternity Corp. (a)(b)	47,814	124,316
Destination XL Group, Inc. (a)(b)	165,015	334,155
DGSE Companies, Inc. (a)(b)	6,929	7,206
Dick's Sporting Goods, Inc.	376,226	11,083,618
DSW, Inc. Class A	313,027	6,676,866
Express, Inc. (a)(b)	375,573	3,658,081
Finish Line, Inc. Class A (b)	173,876	1,876,122
Five Below, Inc. (a)(b)	243,633	15,056,519
Floor & Decor Holdings, Inc. Class A	89,209	3,620,993
Francesca's Holdings Corp. (a)	164,101	1,217,629
GameStop Corp. Class A (b)	436,723	8,188,556
Genesco, Inc. (a)(b)	88,725	2,759,348
GNC Holdings, Inc. Class A (b)	311,587	1,738,655
Group 1 Automotive, Inc.	93,406	7,568,688
Guess?, Inc.	272,830	4,501,695
Haverty Furniture Companies, Inc.	84,810	2,048,162
Hibbett Sports, Inc. (a)(b)	113,850	2,271,308
Kirkland's, Inc. (a)(b)	64,776	842,736
Lithia Motors, Inc. Class A (sub. vtg.)	104,049	12,203,907
Lumber Liquidators Holdings, Inc. (a)(b)	125,749	3,564,984
MarineMax, Inc. (a)(b)	110,011	2,348,735
Michaels Companies, Inc. (a)(b)	481,990	10,410,984
Monro, Inc. (b)	145,692	7,350,161
Murphy U.S.A., Inc. (a)(b)	150,491	11,866,215
New York & Co., Inc. (a)(b)	123,907	296,138
Office Depot, Inc.	2,251,861	7,363,585
Party City Holdco, Inc. (a)(b)	133,755	1,859,195
Penske Automotive Group, Inc. (b)	166,277	8,041,156
Pier 1 Imports, Inc. (b)	336,151	1,643,778
Rent-A-Center, Inc. (b)	229,748	2,582,368
RH (a)(b)	84,760	8,593,816
Sally Beauty Holdings, Inc. (a)(b)	590,078	10,060,830
Sears Hometown & Outlet Stores, Inc. (a)(b)	48,309	79,710
Shoe Carnival, Inc. (b)	61,077	1,635,642
Sleep Number Corp. (a)(b)	185,514	6,528,238
Sonic Automotive, Inc. Class A (sub. vtg.)	124,006	2,635,128
Sportsman's Warehouse Holdings, Inc. (a)(b)	149,566	753,813
Stage Stores, Inc. (b)	128,267	264,230
Stein Mart, Inc. (b)	120,516	149,440
Tailored Brands, Inc.	222,120	3,744,943
Tandy Leather Factory, Inc. (a)	3,074	22,748
The Buckle, Inc. (b)	134,493	2,992,469
The Cato Corp. Class A (sub. vtg.)	111,693	1,762,516
The Children's Place Retail Stores, Inc.	77,364	10,281,676
The Container Store Group, Inc. (a)(b)	75,281	429,102
Tile Shop Holdings, Inc.	146,904	1,219,303
Tilly's, Inc.	54,153	893,525
Trans World Entertainment Corp. (a)	29,120	46,592
Urban Outfitters, Inc. (a)(b)	370,276	11,522,989
Vitamin Shoppe, Inc. (a)	110,328	413,730
Williams-Sonoma, Inc. (b)	349,450	17,877,862
Winmark Corp.	8,782	1,167,128
Zumiez, Inc. (a)(b)	83,973	1,830,611
		357,701,681
Textiles, Apparel & Luxury Goods - 0.7%
Cadence Bancorp	81,372	1,985,477
Carter's, Inc.	209,028	22,641,913
Charles & Colvard Ltd. (a)	45,090	59,068
Cherokee, Inc. (a)(b)	51,314	148,811
Columbia Sportswear Co.	130,612	9,183,330
Crocs, Inc. (a)	338,182	3,696,329
Crown Crafts, Inc.	2,227	14,364
Culp, Inc.	41,594	1,335,167
Deckers Outdoor Corp. (a)(b)	145,090	10,842,576
Delta Apparel, Inc. (a)	25,490	516,173
Differential Brands Group, Inc. (a)	22,419	24,885
Emerald Expositions Events, Inc. (b)	82,412	1,841,908
Forward Industries, Inc. (NY Shares) (a)(b)	18,823	25,035
Fossil Group, Inc. (a)(b)	171,326	1,212,988
G-III Apparel Group Ltd. (a)(b)	192,855	5,939,934
Iconix Brand Group, Inc. (a)(b)	274,433	515,934
J.Jill, Inc. (b)	85,367	542,934
Lakeland Industries, Inc. (a)	24,535	339,810
lululemon athletica, Inc. (a)	424,679	28,436,506
Movado Group, Inc.	67,327	1,976,047
Naked Brand Group, Inc. (a)(b)	34,817	51,529
Oxford Industries, Inc.	70,783	4,884,027
Perry Ellis International, Inc. (a)	55,257	1,352,139
PetIQ, Inc. Class A (b)	29,585	656,195
Ranger Energy Services, Inc. Class A (b)	21,054	198,539
Rocky Brands, Inc.	27,150	480,555
Sequential Brands Group, Inc. (a)(b)	184,989	327,431
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	597,488	20,971,829
Steven Madden Ltd. (a)	243,792	10,422,108
Superior Uniform Group, Inc.	30,551	776,912
TPG RE Finance Trust, Inc.	37,985	728,932
Unifi, Inc. (a)	66,649	2,435,354
Vera Bradley, Inc. (a)	96,199	851,361
Vince Holding Corp. (a)(b)	10,506	52,005
Wolverine World Wide, Inc. (b)	437,927	12,686,745
		148,154,850

TOTAL CONSUMER DISCRETIONARY		3,039,328,157

CONSUMER STAPLES - 3.0%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(b)	41,723	7,503,882
Castle Brands, Inc. (a)(b)	356,392	434,798
Celsius Holdings, Inc. (a)(b)	63,452	306,473
Coca-Cola Bottling Co. Consolidated	20,918	4,512,222
Craft Brew Alliance, Inc. (a)(b)	39,325	764,871
Crystal Rock Holdings, Inc. (a)	4,384	3,463
MGP Ingredients, Inc. (b)	57,126	4,247,318
National Beverage Corp. (b)	51,760	5,648,051
New Age Beverages Corp. (b)	91,718	207,283
Primo Water Corp. (a)(b)	117,562	1,541,238
REED'S, Inc. (a)(b)	71,901	136,612
		25,306,211
Food & Staples Retailing - 0.5%
Andersons, Inc.	121,250	3,916,375
Casey's General Stores, Inc. (b)	176,325	21,291,244
Chefs' Warehouse Holdings (a)(b)	91,247	1,847,752
Ingles Markets, Inc. Class A	63,051	1,749,665
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	42,822	336,581
Performance Food Group Co. (a)	374,106	11,092,243
PriceSmart, Inc. (b)	104,263	8,914,487
Rite Aid Corp. (a)(b)	4,669,312	9,385,317
Smart & Final Stores, Inc. (a)(b)	132,210	1,209,722
SpartanNash Co.	166,314	4,216,060
Sprouts Farmers Market LLC (a)(b)	572,540	13,385,985
SUPERVALU, Inc. (a)(b)	168,596	3,081,935
United Natural Foods, Inc. (a)(b)	221,930	10,657,079
Village Super Market, Inc. Class A (b)	36,569	937,995
Weis Markets, Inc.	76,401	3,145,429
Welbilt, Inc. (a)(b)	619,869	13,909,860
		109,077,729
Food Products - 1.8%
Alico, Inc.	12,666	405,945
Amplify Snack Brands, Inc. (a)(b)	150,310	871,798
Arcadia Biosciences, Inc. (a)	26,228	5,943
B&G Foods, Inc. Class A (b)	298,213	11,540,843
Blue Buffalo Pet Products, Inc. (a)(b)	411,859	12,648,190
Bob Evans Farms, Inc.	88,961	6,942,516
Bunge Ltd.	618,883	41,409,462
Cal-Maine Foods, Inc. (a)(b)	130,643	6,499,489
Calavo Growers, Inc. (b)	68,245	5,213,918
Coffee Holding Co., Inc. (a)	18,940	76,139
Darling International, Inc. (a)	719,937	12,922,869
Dean Foods Co.	392,749	4,383,079
Farmer Brothers Co. (a)	44,548	1,523,542
Flowers Foods, Inc.	840,298	16,789,154
Fresh Del Monte Produce, Inc.	149,108	7,261,560
Freshpet, Inc. (a)(b)	101,869	1,935,511
Hostess Brands, Inc. Class A (a)(b)	387,414	5,447,041
Ingredion, Inc.	313,871	43,464,856
Inventure Foods, Inc. (a)(b)	76,402	305,608
J&J Snack Foods Corp.	69,066	10,436,563
John B. Sanfilippo & Son, Inc. (b)	39,021	2,357,649
Lamb Weston Holdings, Inc.	638,610	34,721,226
Lancaster Colony Corp.	85,473	11,391,841
Landec Corp. (a)	116,866	1,460,825
Lifeway Foods, Inc. (a)	27,446	279,400
Limoneira Co.	47,312	1,199,832
Omega Protein Corp.	96,626	2,120,941
Pilgrim's Pride Corp. (a)(b)	239,902	8,797,206
Pinnacle Foods, Inc.	519,350	30,241,751
Post Holdings, Inc. (a)(b)	289,377	22,991,003
RiceBran Technologies (a)	15,640	19,237
Rocky Mountain Chocolate Factory, Inc.	3,001	34,512
S&W Seed Co. (a)(b)	38,997	132,590
S&W Seed Co. rights 12/19/17 (a)	5,810	0
Sanderson Farms, Inc. (b)	87,851	14,907,436
Seaboard Corp.	1,198	5,181,398
Seneca Foods Corp. Class A (a)	30,121	1,034,656
Snyders-Lance, Inc. (b)	382,787	14,806,201
The Hain Celestial Group, Inc. (a)(b)	455,320	18,713,652
The Simply Good Foods Co. (b)	224,458	2,971,824
Tootsie Roll Industries, Inc. (b)	89,305	3,340,007
TreeHouse Foods, Inc. (a)(b)	250,906	11,546,694
		378,333,907
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	203,188	7,836,961
Energizer Holdings, Inc.	275,587	12,657,711
HRG Group, Inc. (a)	665,285	11,542,695
Ocean Bio-Chem, Inc.	26,292	109,638
Oil-Dri Corp. of America	22,679	1,022,596
Orchids Paper Products Co. (b)	40,696	553,873
Spectrum Brands Holdings, Inc. (b)	105,465	12,115,819
WD-40 Co. (b)	65,570	7,829,058
		53,668,351
Personal Products - 0.3%
Avon Products, Inc. (a)(b)	1,906,557	3,774,983
CCA Industries, Inc. (a)	3,083	9,249
Cyanotech Corp. (a)	3,808	15,994
Edgewell Personal Care Co. (a)(b)	246,096	14,271,107
elf Beauty, Inc. (a)(b)	94,232	2,088,181
Herbalife Ltd. (a)(b)	272,901	19,141,276
Inter Parfums, Inc.	80,161	3,551,132
LifeVantage Corp. (a)	58,439	310,311
Mannatech, Inc.	4,519	63,492
MediFast, Inc.	51,562	3,533,544
MYOS Corp. (a)(b)	849	1,214
Natural Alternatives International, Inc. (a)(b)	20,104	206,569
Natural Health Trends Corp. (b)	30,893	554,529
Nature's Sunshine Products, Inc.	31,943	410,468
Nu Skin Enterprises, Inc. Class A	218,397	14,831,340
Reliv International, Inc. (a)	1,527	7,345
Revlon, Inc. (a)(b)	56,452	1,236,299
The Female Health Co. (a)(b)	72,631	78,441
United-Guardian, Inc.	6,016	102,272
USANA Health Sciences, Inc. (a)(b)	53,738	3,853,015
		68,040,761
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	469,061	1,092,912
Alliance One International, Inc. (a)	33,481	431,905
Turning Point Brands, Inc.	29,381	512,405
Universal Corp.	111,115	5,927,985
Vector Group Ltd. (b)	483,205	10,867,280
		18,832,487

TOTAL CONSUMER STAPLES		653,259,446

ENERGY - 4.1%
Energy Equipment & Services - 1.1%
Archrock, Inc.	312,295	2,966,803
Aspen Aerogels, Inc. (a)	85,012	405,507
Basic Energy Services, Inc. (a)	100,658	2,251,719
Bristow Group, Inc. (b)	142,536	2,075,324
C&J Energy Services, Inc.	281,497	8,799,596
Carbo Ceramics, Inc. (a)(b)	90,902	911,747
Core Laboratories NV (b)	194,145	19,560,109
Dawson Geophysical Co. (a)	84,323	413,183
Diamond Offshore Drilling, Inc. (a)(b)	274,267	4,399,243
Dril-Quip, Inc. (a)(b)	165,265	7,924,457
EcoStim Energy Solutions, Inc. (a)(b)	45,860	65,121
ENGlobal Corp. (a)	49,530	39,624
Ensco PLC Class A	1,874,776	10,067,547
Enservco Corp. (a)(b)	77,749	56,088
Era Group, Inc. (a)	75,717	835,916
Exterran Corp. (a)	137,290	4,206,566
Fairmount Santrol Holidings, Inc. (a)(b)	671,947	3,238,785
Forum Energy Technologies, Inc. (a)(b)	327,259	4,647,078
Frank's International NV (b)	285,074	1,776,011
Geospace Technologies Corp. (a)(b)	53,804	787,691
Gulf Island Fabrication, Inc.	51,115	649,161
Helix Energy Solutions Group, Inc. (a)	603,189	4,011,207
Hornbeck Offshore Services, Inc. (a)(b)	148,293	542,752
Independence Contract Drilling, Inc. (a)	127,230	451,667
ION Geophysical Corp. (a)(b)	31,686	416,671
Key Energy Services, Inc. (b)	54,402	539,668
Mammoth Energy Services, Inc. (a)(b)	59,263	1,117,108
Matrix Service Co. (a)	116,892	1,998,853
McDermott International, Inc. (a)(b)	1,235,190	8,967,479
Mitcham Industries, Inc. (a)	40,926	153,882
Nabors Industries Ltd.	1,284,767	7,759,993
Natural Gas Services Group, Inc. (a)	52,753	1,345,202
NCS Multistage Holdings, Inc. (b)	47,450	797,160
Newpark Resources, Inc. (a)(b)	403,139	3,567,780
Noble Corp. (a)(b)	1,084,172	4,531,839
Oceaneering International, Inc. (b)	426,515	8,334,103
Oil States International, Inc. (a)(b)	226,051	5,380,014
Parker Drilling Co. (a)	571,982	560,600
Patterson-UTI Energy, Inc.	909,105	19,627,577
PHI, Inc. (non-vtg.) (a)	46,438	597,657
Pioneer Energy Services Corp. (a)	318,662	669,190
Profire Energy, Inc. (a)	83,066	150,349
RigNet, Inc. (a)	52,479	844,912
Rowan Companies PLC (a)(b)	534,208	7,729,990
RPC, Inc. (b)	264,838	6,366,706
SAExploration Holdings, Inc.:
warrants 7/27/21 (a)(c)	42	1
warrants 7/27/21 (a)(c)	42	2
SEACOR Holdings, Inc. (a)	70,418	3,369,501
Smart Sand, Inc. (b)	101,936	812,430
Solaris Oilfield Infrastructure, Inc. Class A (b)	70,674	1,144,919
Superior Energy Services, Inc. (a)(b)	660,904	6,377,724
Synthesis Energy Systems, Inc. (a)(b)	247,060	96,106
Tesco Corp. (a)	231,662	938,231
TETRA Technologies, Inc. (a)	540,634	2,173,349
Tidewater, Inc. (a)(b)	208,372	5,371,830
Transocean Ltd. (United States) (a)(b)	1,742,456	17,668,504
U.S. Silica Holdings, Inc.	358,072	11,877,248
Unit Corp. (a)(b)	236,049	5,049,088
Weatherford International PLC (b)	4,387,855	14,479,922
Willbros Group, Inc. (a)	307,483	405,878
		232,304,368
Oil, Gas & Consumable Fuels - 3.0%
Abraxas Petroleum Corp. (a)	679,559	1,406,687
Adams Resources & Energy, Inc.	9,909	469,786
Aemetis, Inc. (a)(b)	44,295	29,678
Amyris, Inc. (a)(b)	136,725	496,312
Antero Resources Corp. (a)(b)	924,499	17,565,481
Approach Resources, Inc. (a)(b)	211,859	529,648
Arch Coal, Inc.	108,752	8,978,565
Barnwell Industries, Inc. (a)	11,298	23,613
Bill Barrett Corp. (a)(b)	346,422	2,026,569
Bonanza Creek Energy, Inc.	90,548	2,514,518
California Resources Corp. (a)(b)	172,583	2,714,731
Callon Petroleum Co. (a)(b)	902,491	9,963,501
Carrizo Oil & Gas, Inc. (a)(b)	334,669	6,469,152
Centennial Resource Development, Inc. Class A (a)(b)	749,265	15,202,587
Centrus Energy Corp. Class A (a)(b)	22,164	94,862
Cheniere Energy, Inc. (a)(b)	906,408	43,797,635
Clean Energy Fuels Corp. (a)(b)	502,335	1,130,254
Cloud Peak Energy, Inc. (a)(b)	350,207	1,449,857
CNX Resources Corp. (a)	898,514	12,534,270
Cobalt International Energy, Inc. (a)(b)	109,951	54,899
Comstock Resources, Inc. (a)(b)	59,844	365,048
CONSOL Energy, Inc. (a)	112,314	2,470,908
Contango Oil & Gas Co. (a)	88,353	215,581
Continental Resources, Inc. (a)(b)	391,200	18,515,496
CVR Energy, Inc. (b)	67,664	2,209,230
Delek U.S. Holdings, Inc.	324,339	10,774,542
Denbury Resources, Inc. (a)(b)	1,713,341	2,998,347
Diamondback Energy, Inc. (a)	430,889	47,100,477
Dorian Lpg Ltd. (a)(b)	91,163	658,197
Earthstone Energy, Inc. (a)(b)	108,072	1,008,312
Eclipse Resources Corp. (a)	384,060	952,469
Energen Corp. (a)	425,353	24,015,430
Energy XXI Gulf Coast, Inc.	141,118	708,412
EP Energy Corp. (a)(b)	194,327	347,845
Erin Energy Corp. (a)	30,000	81,000
Evolution Petroleum Corp.	131,930	923,510
EXCO Resources, Inc. (a)(b)	48,051	24,987
Extraction Oil & Gas, Inc. (a)(b)	543,715	8,188,348
FieldPoint Petroleum Corp. (a)	9,981	1,198
Gastar Exploration, Inc. (a)(b)	765,403	803,673
Gener8 Maritime, Inc. (a)(b)	367,090	1,670,260
Gevo, Inc. (a)(b)	25,651	15,650
Goodrich Petroleum Corp. (a)	27,665	291,866
Green Plains, Inc. (b)	167,214	2,817,556
Gulfport Energy Corp. (a)	717,152	9,179,546
Halcon Resources Corp. (a)	672,098	4,765,175
Hallador Energy Co.	78,379	514,166
HollyFrontier Corp.	781,490	34,760,675
Houston American Energy Corp. (a)(b)	98,796	38,679
International Seaways, Inc.	134,191	2,279,905
Isramco, Inc. (a)	3,497	415,444
Jagged Peak Energy, Inc. (b)	152,260	2,311,307
Jones Energy, Inc. (b)	301,130	300,708
Kosmos Energy Ltd. (a)(b)	1,024,087	8,172,214
Laredo Petroleum, Inc. (a)(b)	622,734	6,657,026
Lilis Energy, Inc. (a)(b)	199,058	985,337
Lonestar Resources U.S., Inc. (a)(b)	83,150	296,846
Matador Resources Co. (a)(b)	424,122	12,129,889
Mexco Energy Corp. (a)	2,119	9,260
Midstates Petroleum Co., Inc. (a)	102,883	1,708,887
Murphy Oil Corp. (b)	717,888	20,064,970
NACCO Industries, Inc. Class A	20,539	899,608
Nextdecade Corp. (a)	58,634	557,609
Northern Oil & Gas, Inc. (a)(b)	216,184	367,513
Oasis Petroleum, Inc. (a)(b)	1,064,131	10,886,060
Overseas Shipholding Group, Inc. (a)	203,430	594,016
Pacific Ethanol, Inc. (a)	157,778	710,001
Panhandle Royalty Co. Class A	86,152	1,912,574
Par Pacific Holdings, Inc. (a)(b)	146,529	3,041,942
Parsley Energy, Inc. Class A (a)	1,009,919	27,126,424
PBF Energy, Inc. Class A (b)	489,298	15,838,576
PDC Energy, Inc. (a)(b)	283,504	13,027,009
Peabody Energy Corp.	462,250	15,397,548
Pedevco Corp. (a)(b)	6,185	1,834
Penn Virginia Corp.	57,290	1,965,620
Petroquest Energy, Inc. (a)	55,392	93,059
PrimeEnergy Corp. (a)	4,530	235,560
QEP Resources, Inc. (a)	1,089,505	10,524,618
Ramaco Resources, Inc. (b)	23,661	112,390
Renewable Energy Group, Inc. (a)(b)	153,736	1,744,904
Resolute Energy Corp. (a)(b)	84,842	2,538,473
Rex American Resources Corp. (a)	26,148	2,393,588
Rex Energy Corp. (a)(b)	38,463	70,772
Ring Energy, Inc. (a)	208,423	2,955,438
RSP Permian, Inc. (a)	542,132	19,912,508
Sanchez Energy Corp. (a)(b)	338,892	1,755,461
SandRidge Energy, Inc. (a)(b)	146,624	2,728,673
SemGroup Corp. Class A (b)	279,849	6,716,376
SilverBow Resources, Inc. (a)	23,761	537,949
SM Energy Co. (b)	443,376	9,151,281
Southwestern Energy Co. (a)	2,298,895	14,620,972
Src Energy, Inc. (a)(b)	1,043,261	9,138,966
Stone Energy Corp. (b)	92,375	2,340,783
Syntroleum Corp. (a)(d)	21,880	0
Targa Resources Corp.	954,087	41,407,376
Tellurian, Inc. (a)(b)	267,102	3,370,827
Tengasco, Inc. (a)(b)	73,015	44,539
Torchlight Energy Resources, Inc. (a)(b)	200,782	226,884
TransAtlantic Petroleum Ltd. (a)	79,564	62,061
U.S. Energy Corp. (a)(b)	16,587	19,904
Ultra Petroleum Corp. (b)	854,072	8,190,550
Uranium Energy Corp. (a)(b)	640,353	851,669
VAALCO Energy, Inc. (a)	208,727	156,545
Vertex Energy, Inc. (a)	54,529	48,531
W&T Offshore, Inc. (a)(b)	521,534	1,637,617
Warrior Metropolitan Coal, Inc.	83,389	1,852,904
Westmoreland Coal Co. (a)(b)	73,444	84,461
Westwater Resources, Inc. (a)(b)	151,823	153,341
Whiting Petroleum Corp. (a)(b)	397,910	9,927,855
WildHorse Resource Development Corp. (b)	130,932	2,160,378
World Fuel Services Corp.	302,651	8,495,414
WPX Energy, Inc. (a)	1,772,698	22,460,084
Yuma Energy, Inc. (a)	5,304	6,152
Zion Oil & Gas, Inc. (a)(b)	201,994	410,048
		640,666,226

TOTAL ENERGY		872,970,594

FINANCIALS - 17.3%
Banks - 7.4%
1st Constitution Bancorp	42,103	768,380
1st Source Corp.	82,536	4,246,477
Access National Corp.	63,466	1,869,074
ACNB Corp.	17,139	497,031
Allegiance Bancshares, Inc. (a)(b)	49,520	1,973,372
American National Bankshares, Inc.	28,161	1,158,825
American River Bankshares	8,231	123,383
Ameris Bancorp	168,643	8,364,693
AmeriServ Financial, Inc.	14,728	63,330
Ames National Corp.	27,281	819,794
Anchor Bancorp (a)	8,039	198,965
Arrow Financial Corp.	51,520	1,895,936
Associated Banc-Corp.	677,617	17,279,234
Atlantic Capital Bancshares, Inc. (a)	113,198	1,947,006
Auburn National Bancorp., Inc.	3,534	124,962
Banc of California, Inc. (b)	218,168	4,919,688
BancFirst Corp.	75,734	4,301,691
Bancorp, Inc., Delaware (a)	253,910	2,455,310
BancorpSouth Bank	364,939	12,134,222
Bank of Commerce Holdings (b)	98,321	1,189,684
Bank of Hawaii Corp.	195,932	16,630,708
Bank of Marin Bancorp	24,262	1,709,258
Bank of South Carolina Corp.	10,268	188,931
Bank of the Ozarks, Inc. (b)	538,139	25,949,063
BankUnited, Inc.	489,886	18,238,456
Bankwell Financial Group, Inc.	40,974	1,445,972
Banner Corp.	148,258	8,538,178
Bar Harbor Bankshares	62,421	1,778,999
Bay Bancorp, Inc. (a)	27,291	327,492
BCB Bancorp, Inc.	55,365	808,329
Berkshire Hills Bancorp, Inc.	161,342	6,219,734
Blue Hills Bancorp, Inc.	123,079	2,627,737
BOK Financial Corp.	117,163	10,427,507
Boston Private Financial Holdings, Inc.	373,066	6,099,629
Bridge Bancorp, Inc.	80,834	2,905,982
Brookline Bancorp, Inc., Delaware	346,551	5,579,471
Bryn Mawr Bank Corp.	81,577	3,601,625
Byline Bancorp, Inc.	17,054	364,103
C & F Financial Corp.	11,407	684,420
Camden National Corp.	73,144	3,341,949
Capital Bank Financial Corp. Series A (b)	149,120	6,225,760
Capital City Bank Group, Inc.	62,630	1,583,286
Capstar Financial Holdings, Inc. (a)(b)	10,727	235,350
Carolina Financial Corp.	75,533	2,919,350
Cathay General Bancorp	324,330	14,072,679
CB Financial Services, Inc.	34,610	1,036,570
Centerstate Banks of Florida, Inc.	276,150	7,491,950
Central Pacific Financial Corp.	137,108	4,414,878
Central Valley Community Bancorp	61,456	1,258,619
Century Bancorp, Inc. Class A (non-vtg.)	8,372	718,318
Chemical Financial Corp.	313,725	17,690,953
Chemung Financial Corp.	14,797	721,354
CIT Group, Inc.	592,137	29,512,108
Citizens & Northern Corp.	49,346	1,265,231
Citizens First Corp.	14,760	340,366
Citizens Holding Co.	12,650	299,805
City Holding Co. (b)	75,888	5,404,743
Civista Bancshares, Inc. (b)	34,892	790,653
CNB Financial Corp., Pennsylvania	61,173	1,742,207
CoBiz, Inc.	222,257	4,707,403
Codorus Valley Bancorp, Inc.	34,938	1,053,730
Colony Bankcorp, Inc.	4,518	61,897
Columbia Banking Systems, Inc. (b)	312,076	14,386,704
Commerce Bancshares, Inc.	404,578	22,907,206
Commerce Union Bancshares, Inc. (b)	23,562	560,776
Community Bank System, Inc. (b)	217,028	12,019,011
Community Bankers Trust Corp. (a)	171,891	1,495,452
Community Financial Corp. (b)	16,726	599,794
Community Trust Bancorp, Inc.	84,178	4,187,856
ConnectOne Bancorp, Inc.	128,046	3,476,449
County Bancorp, Inc.	25,129	800,610
Cullen/Frost Bankers, Inc.	251,960	24,795,384
Customers Bancorp, Inc. (a)	124,000	3,360,400
CVB Financial Corp. (b)	441,582	10,858,501
DNB Financial Corp.	4,951	173,037
Eagle Bancorp, Inc. (a)	141,344	9,349,906
East West Bancorp, Inc.	632,265	38,909,588
Enterprise Bancorp, Inc.	37,217	1,390,427
Enterprise Financial Services Corp.	105,839	4,789,215
Equity Bancshares, Inc. (a)	46,376	1,603,218
Evans Bancorp, Inc.	17,239	767,997
Farmers & Merchants Bancorp, Inc.	29,551	1,201,839
Farmers Capital Bank Corp.	34,947	1,439,816
Farmers National Banc Corp.	109,961	1,665,909
FCB Financial Holdings, Inc. Class A (a)	190,229	10,053,603
Fidelity Southern Corp.	97,915	2,159,026
Financial Institutions, Inc.	63,631	2,103,005
First Bancorp, North Carolina (b)	129,670	4,914,493
First Bancorp, Puerto Rico (a)	809,686	4,032,236
First Bancshares, Inc. (b)	40,497	1,336,401
First Bank Hamilton New Jersey	51,342	749,593
First Busey Corp.	190,257	6,055,880
First Business Finance Services, Inc.	37,553	877,614
First Citizen Bancshares, Inc.	39,444	16,822,472
First Commonwealth Financial Corp.	430,705	6,503,646
First Community Bancshares, Inc.	65,716	1,971,480
First Community Corp.	50,202	1,209,868
First Connecticut Bancorp, Inc.	63,853	1,695,297
First Financial Bancorp, Ohio	288,325	8,174,014
First Financial Bankshares, Inc. (b)	298,155	14,147,455
First Financial Corp., Indiana	56,581	2,727,204
First Financial Northwest, Inc.	38,725	656,389
First Foundation, Inc. (a)	120,044	2,289,239
First Hawaiian, Inc.	246,186	7,205,864
First Horizon National Corp. (b)	1,034,454	20,058,063
First Internet Bancorp	38,971	1,552,994
First Interstate Bancsystem, Inc.	125,482	4,981,635
First Merchants Corp.	189,960	8,320,248
First Mid-Illinois Bancshares, Inc.	32,501	1,308,815
First Midwest Bancorp, Inc., Delaware	455,826	11,381,975
First Northwest Bancorp (a)	29,480	527,692
First of Long Island Corp.	95,119	2,867,838
First Republic Bank	673,295	64,326,604
First United Corp. (a)	16,427	289,115
Flushing Financial Corp.	128,655	3,638,363
FNB Corp., Pennsylvania	1,411,846	20,034,095
Franklin Financial Network, Inc. (a)	55,816	1,950,769
Fulton Financial Corp.	763,857	14,513,283
German American Bancorp, Inc.	94,092	3,538,800
Glacier Bancorp, Inc.	342,242	13,706,792
Glen Burnie Bancorp	18,661	212,176
Great Southern Bancorp, Inc.	44,239	2,391,118
Great Western Bancorp, Inc.	265,155	10,956,205
Green Bancorp, Inc. (a)	96,487	2,161,309
Guaranty Bancorp	113,057	3,284,306
Guaranty Bancshares, Inc. Texas	6,893	211,202
Hancock Holding Co.	379,714	19,498,314
Hanmi Financial Corp.	139,169	4,418,616
HarborOne Bancorp, Inc. (a)	139,543	2,704,343
Hawthorn Bancshares, Inc.	48,188	970,988
Heartland Financial U.S.A., Inc.	121,240	6,122,620
Heritage Commerce Corp.	150,546	2,443,362
Heritage Financial Corp., Washington	134,310	4,371,791
Hilltop Holdings, Inc.	360,056	8,954,593
Home Bancshares, Inc.	688,293	16,381,373
HomeTrust Bancshares, Inc. (a)	82,069	2,215,863
Hope Bancorp, Inc.	575,341	10,770,384
Horizon Bancorp Industries	97,332	2,676,630
Howard Bancorp, Inc. (a)	32,517	715,374
IBERIABANK Corp.	224,958	17,490,485
Independent Bank Corp.	96,933	2,171,299
Independent Bank Corp., Massachusetts (b)	121,955	8,866,129
Independent Bank Group, Inc.	95,516	6,581,052
International Bancshares Corp.	260,048	10,726,980
Investar Holding Corp. (b)	29,136	683,239
Investors Bancorp, Inc.	1,364,718	19,474,526
Lakeland Bancorp, Inc.	201,190	4,204,871
Lakeland Financial Corp. (b)	114,291	5,792,268
Landmark Bancorp, Inc.	39	1,131
LCNB Corp.	38,996	818,916
LegacyTexas Financial Group, Inc.	185,316	7,759,181
Live Oak Bancshares, Inc.	117,643	3,029,307
Macatawa Bank Corp.	91,347	929,912
MainSource Financial Group, Inc.	119,416	4,722,903
MB Financial, Inc.	358,405	16,683,753
MBT Financial Corp.	69,241	754,727
Mercantile Bank Corp.	67,865	2,518,470
Mid Penn Bancorp, Inc.	28,255	946,543
Middlefield Banc Corp. (b)	24,755	1,118,926
Midland States Bancorp, Inc.	36,485	1,213,126
Midsouth Bancorp, Inc.	59,250	811,725
MidWestOne Financial Group, Inc.	42,159	1,533,323
MutualFirst Financial, Inc.	16,479	625,378
National Bank Holdings Corp.	125,498	4,258,147
National Bankshares, Inc. (b)	27,586	1,277,232
National Commerce Corp. (a)(b)	52,018	2,156,146
NBT Bancorp, Inc.	212,914	8,269,580
Nicolet Bankshares, Inc. (a)	29,711	1,721,752
Northeast Bancorp	47,101	1,161,040
Northrim Bancorp, Inc.	32,754	1,226,637
Norwood Financial Corp. (b)	26,148	790,454
OFG Bancorp (b)	196,849	1,929,120
Ohio Valley Banc Corp. (b)	14,494	575,412
Old Line Bancshares, Inc.	34,320	1,037,150
Old National Bancorp, Indiana	617,544	11,270,178
Old Point Financial Corp.	8,603	246,648
Old Second Bancorp, Inc.	127,732	1,717,995
Opus Bank (a)	75,669	2,111,165
Orrstown Financial Services, Inc.	28,866	730,310
Pacific Mercantile Bancorp (a)	76,145	730,992
Pacific Premier Bancorp, Inc. (a)	200,939	7,957,184
PacWest Bancorp	574,207	27,366,706
Park National Corp.	59,483	6,683,510
Park Sterling Corp.	235,316	3,028,517
Parke Bancorp, Inc.	9,617	200,995
Patriot National Bancorp, Inc.	1,402	25,026
PCSB Financial Corp. (b)	71,701	1,414,661
Peapack-Gladstone Financial Corp.	67,127	2,364,884
Penns Woods Bancorp, Inc.	18,934	941,588
People's Utah Bancorp	68,752	2,165,688
Peoples Bancorp of North Carolina (b)	28,481	1,000,822
Peoples Bancorp, Inc.	86,252	2,920,493
Peoples Financial Corp., Mississippi	7,232	104,864
Peoples Financial Services Corp.	28,276	1,386,372
Pinnacle Financial Partners, Inc.	321,651	22,081,341
Popular, Inc.	447,330	15,817,589
Porter Bancorp, Inc. (a)	747	10,899
Preferred Bank, Los Angeles	57,012	3,568,951
Premier Financial Bancorp, Inc.	21,201	423,384
Prosperity Bancshares, Inc.	302,610	21,194,804
QCR Holdings, Inc.	57,990	2,632,746
Renasant Corp.	194,858	8,386,688
Republic Bancorp, Inc., Kentucky Class A	38,600	1,642,816
Republic First Bancorp, Inc. (a)(b)	238,609	2,254,855
Royal Bancshares of Pennsylvania, Inc. Class A (a)	13,408	59,800
S&T Bancorp, Inc.	162,604	6,790,343
Sandy Spring Bancorp, Inc.	113,430	4,468,008
SB Financial Group, Inc.	532	9,278
Seacoast Banking Corp., Florida (a)	190,645	4,962,489
Select Bancorp, Inc. New (a)	98	1,195
ServisFirst Bancshares, Inc. (b)	208,931	8,773,013
Shore Bancshares, Inc.	42,320	737,214
Sierra Bancorp	45,562	1,273,914
Signature Bank (a)	237,314	32,578,466
Simmons First National Corp. Class A (b)	173,991	10,074,079
SmartFinancial, Inc. (a)(b)	29,546	656,512
South State Corp.	125,903	11,589,371
Southern First Bancshares, Inc. (a)	41,478	1,779,406
Southern National Bancorp of Virginia, Inc.	84,680	1,445,488
Southside Bancshares, Inc.	125,401	4,539,516
State Bank Financial Corp.	174,436	5,309,832
Sterling Bancorp	980,663	24,859,807
Stock Yards Bancorp, Inc.	114,773	4,567,965
Summit Financial Group, Inc.	28,736	772,136
Sun Bancorp, Inc.	52,032	1,329,418
Sunshine Bancorp, Inc. (a)(b)	42,382	1,016,320
Sussex Bancorp (b)	1,371	37,017
SVB Financial Group (a)	230,334	52,433,232
Synovus Financial Corp.	529,490	26,278,589
TCF Financial Corp.	787,248	15,989,007
Texas Capital Bancshares, Inc. (a)	215,943	19,510,450
The Bank of Princeton	9,024	297,882
The First Bancorp, Inc.	40,384	1,251,096
Tompkins Financial Corp.	56,854	5,034,990
TowneBank	265,403	8,891,001
Trico Bancshares	98,612	4,144,662
TriState Capital Holdings, Inc. (a)	98,771	2,390,258
Triumph Bancorp, Inc. (a)	84,832	2,820,664
Trustmark Corp.	296,262	10,055,132
Two River Bancorp (b)	43,275	791,500
UMB Financial Corp.	200,120	15,041,019
Umpqua Holdings Corp. (b)	987,453	21,832,586
Union Bankshares Corp.	202,037	7,614,775
Union Bankshares, Inc. (b)	26,240	1,330,368
United Bancorp, Inc.	41,665	524,979
United Bankshares, Inc., West Virginia	460,054	17,275,028
United Community Bank, Inc.	313,340	9,005,392
United Security Bancshares, Inc.	8,545	115,358
United Security Bancshares, California	21,338	209,112
Unity Bancorp, Inc.	57,145	1,185,759
Univest Corp. of Pennsylvania	120,426	3,383,971
Valley National Bancorp (b)	1,183,756	14,086,696
Veritex Holdings, Inc. (a)	71,960	2,001,927
Village Bank & Trust Financial Corp. (a)(b)	8,883	262,049
Washington Trust Bancorp, Inc.	65,779	3,739,536
WashingtonFirst Bankshares, Inc.	40,114	1,369,893
Webster Financial Corp. (b)	407,516	23,379,193
WesBanco, Inc.	196,002	8,245,804
West Bancorp., Inc.	62,916	1,683,003
Westamerica Bancorp. (b)	121,474	7,510,737
Western Alliance Bancorp. (a)	415,273	24,160,583
Wintrust Financial Corp.	242,225	20,310,566
Xenith Bankshares, Inc. (a)	50,712	1,782,527
		1,578,040,754
Capital Markets - 2.4%
Arlington Asset Investment Corp. (b)	124,259	1,467,499
Artisan Partners Asset Management, Inc. (b)	207,245	8,186,178
Ashford, Inc. (a)(b)	4,486	425,228
Associated Capital Group, Inc. (b)	20,662	720,071
B. Riley Financial, Inc. (b)	77,782	1,400,076
BGC Partners, Inc. Class A	1,003,961	16,394,683
Cohen & Steers, Inc.	93,396	4,350,386
Cowen Group, Inc. Class A (a)(b)	119,709	1,783,664
Diamond Hill Investment Group, Inc.	13,288	2,804,565
Eaton Vance Corp. (non-vtg.)	501,551	27,725,739
Evercore, Inc. Class A	182,141	15,818,946
FactSet Research Systems, Inc.	172,980	34,575,242
Federated Investors, Inc. Class B (non-vtg.) (b)	401,131	13,461,956
Financial Engines, Inc. (b)	276,738	7,720,990
Gain Capital Holdings, Inc.	115,932	875,287
GAMCO Investors, Inc. Class A	17,907	523,780
Global Brokerage, Inc. Class A (a)(b)	23,887	11,944
Great Elm Capital Group, Inc. (a)	112,488	478,074
Greenhill & Co., Inc. (b)	121,210	2,460,563
Hamilton Lane, Inc. Class A	59,581	2,053,757
Hennessy Advisors, Inc.	9,352	155,337
Houlihan Lokey	124,595	5,561,921
Institutional Financial Markets, Inc.	1,681	12,777
Interactive Brokers Group, Inc.	314,893	17,967,795
INTL FCStone, Inc. (a)	64,346	2,823,502
Investment Technology Group, Inc.	132,967	2,392,076
Janus Henderson Group PLC	801,528	29,872,949
Ladenburg Thalmann Financial Services, Inc.	402,412	1,388,321
Lazard Ltd. Class A	570,797	28,111,752
Legg Mason, Inc. (b)	376,000	15,024,960
LPL Financial	388,614	20,145,750
Manning & Napier, Inc. Class A	54,262	198,056
MarketAxess Holdings, Inc. (b)	165,985	32,411,891
Medley Management, Inc.	32,708	232,227
Moelis & Co. Class A	139,192	6,667,297
Morningstar, Inc.	86,170	7,953,491
MSCI, Inc.	400,887	51,594,157
National Holdings Corp. (a)	3,483	8,742
National Holdings Corp. warrants 1/18/22 (a)	3,483	1,045
Oppenheimer Holdings, Inc. Class A (non-vtg.)	40,209	1,083,633
Paragon Commercial Corp. (a)	7,971	456,419
Piper Jaffray Companies	64,129	5,037,333
PJT Partners, Inc.	73,261	3,115,790
Pzena Investment Management, Inc.	58,015	648,608
Safeguard Scientifics, Inc. (a)	85,673	1,062,345
SEI Investments Co.	587,931	41,366,825
Silvercrest Asset Management Group Class A	17,895	272,004
Stifel Financial Corp.	307,295	17,282,271
TD Ameritrade Holding Corp.	1,096,545	56,110,208
TheStreet.com, Inc. (a)	85,257	119,360
U.S. Global Investments, Inc. Class A (b)	36,632	150,924
Value Line, Inc.	13,155	232,712
Vector Capital Corp. rights (a)(d)	49,572	1
Virtu Financial, Inc. Class A (b)	190,073	3,098,190
Virtus Investment Partners, Inc.	29,444	3,534,752
Waddell & Reed Financial, Inc. Class A (b)	368,027	7,470,948
Westwood Holdings Group, Inc.	31,636	2,162,321
WisdomTree Investments, Inc. (b)	492,911	5,668,477
Zais Group Holdings, Inc. (a)(b)	22,211	83,069
		514,718,864
Consumer Finance - 0.8%
Ally Financial, Inc. (b)	2,040,124	54,797,731
Asta Funding, Inc. (a)	38,423	272,803
Atlanticus Holdings Corp. (a)	33,601	73,250
Consumer Portfolio Services, Inc. (a)	87,449	358,541
Credit Acceptance Corp. (a)(b)	55,021	16,665,861
Elevate Credit, Inc. (b)	77,759	583,193
Encore Capital Group, Inc. (a)(b)	104,445	4,783,581
Enova International, Inc. (a)(b)	146,158	2,170,446
EZCORP, Inc. (non-vtg.) Class A (a)(b)	228,360	2,751,738
First Cash Financial Services, Inc.	214,308	14,444,359
Green Dot Corp. Class A (a)	199,899	12,353,758
Imperial Holdings, Inc. warrants 4/11/19 (a)	3,852	0
LendingClub Corp. (a)(b)	1,639,001	7,162,434
Nelnet, Inc. Class A	84,547	4,529,183
Nicholas Financial, Inc. (a)	73,640	575,128
OneMain Holdings, Inc. (a)	281,257	7,259,243
PRA Group, Inc. (a)(b)	202,706	7,054,169
Regional Management Corp. (a)	42,651	1,052,200
Santander Consumer U.S.A. Holdings, Inc.	489,438	8,437,911
SLM Corp. (a)	1,930,689	22,338,072
World Acceptance Corp. (a)(b)	25,904	2,149,514
		169,813,115
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	15,543	230,969
Acushnet Holdings Corp. (b)	145,818	2,897,404
Alteryx, Inc.	82,078	2,048,667
At Home Group, Inc. (a)(b)	25,931	716,474
Camping World Holdings, Inc.	132,643	6,149,329
Cannae Holdings, Inc. (a)	291,196	5,302,679
Cotiviti Holdings, Inc. (a)	165,909	5,421,906
Donnelley Financial Solutions, Inc. (a)	142,998	2,917,159
FB Financial Corp. (a)(b)	55,658	2,362,682
Granite Point Mortgage Trust, Inc.	180,644	3,242,560
Marlin Business Services Corp.	36,382	867,711
NewStar Financial, Inc.	95,460	1,126,428
On Deck Capital, Inc. (a)	192,982	1,020,875
Quantenna Communications, Inc. (a)(b)	87,200	1,066,456
Ra Pharmaceuticals, Inc. (a)	39,576	564,354
Senseonics Holdings, Inc. (a)(b)	189,132	556,048
Tiptree, Inc.	128,445	860,582
Varex Imaging Corp. (b)	162,547	6,025,617
Voya Financial, Inc.	818,279	36,167,932
		79,545,832
Insurance - 3.8%
1347 Property Insurance Holdings, Inc. (a)	6,993	51,748
Alleghany Corp. (a)	68,441	40,024,297
AMBAC Financial Group, Inc. (a)	200,573	3,020,629
American Equity Investment Life Holding Co.	387,822	12,305,592
American Financial Group, Inc.	315,857	33,183,936
American National Insurance Co.	40,063	5,021,897
Amerisafe, Inc.	82,809	5,436,411
AmTrust Financial Services, Inc. (b)	461,707	4,450,855
Arch Capital Group Ltd. (a)(b)	566,925	53,682,128
Argo Group International Holdings, Ltd.	134,581	8,243,086
Aspen Insurance Holdings Ltd.	263,854	10,818,014
Assured Guaranty Ltd.	533,794	19,382,060
Athene Holding Ltd.	325,065	15,625,875
Atlas Financial Holdings, Inc. (a)	42,675	853,500
Axis Capital Holdings Ltd.	374,665	19,628,699
Baldwin & Lyons, Inc. Class B	42,752	1,043,149
Blue Capital Reinsurance Holdings Ltd.	23,939	292,056
Brown & Brown, Inc.	506,538	25,960,073
Citizens, Inc. Class A (a)(b)	184,834	1,589,572
CNA Financial Corp.	123,338	6,707,120
CNO Financial Group, Inc.	755,655	19,050,063
Conifer Holdings, Inc. (a)	13,396	79,706
Crawford & Co. Class B	86,860	870,337
Donegal Group, Inc. Class A	119,498	2,116,310
eHealth, Inc. (a)	78,217	1,794,298
EMC Insurance Group	32,192	998,596
Employers Holdings, Inc.	143,996	7,055,804
Enstar Group Ltd. (a)	48,866	10,831,149
Erie Indemnity Co. Class A	88,842	11,006,635
FBL Financial Group, Inc. Class A	43,350	3,268,590
Federated National Holding Co.	50,478	682,463
Fidelity & Guaranty Life (b)	51,288	1,595,057
First Acceptance Corp. (a)	24,679	32,083
First American Financial Corp.	484,867	26,953,757
FNF Group	1,200,506	48,572,473
Genworth Financial, Inc. Class A (a)	2,224,677	7,541,655
Global Indemnity Ltd.	37,631	1,630,551
Greenlight Capital Re, Ltd. (a)	129,165	2,861,005
Hallmark Financial Services, Inc. (a)	49,582	553,831
Hanover Insurance Group, Inc.	189,091	20,346,192
HCI Group, Inc. (b)	36,061	1,084,354
Health Insurance Innovations, Inc. (a)(b)	66,744	1,558,472
Heritage Insurance Holdings, Inc. (b)	108,895	1,957,932
Horace Mann Educators Corp.	178,779	8,348,979
Independence Holding Co.	94,596	2,809,501
Infinity Property & Casualty Corp.	47,591	5,130,310
Investors Title Co.	5,515	1,108,515
James River Group Holdings Ltd.	109,494	4,432,317
Kemper Corp.	217,544	15,010,536
Kingstone Companies, Inc.	39,207	762,576
Kinsale Capital Group, Inc.	81,546	3,636,136
Maiden Holdings Ltd. (b)	316,619	2,058,024
Markel Corp. (a)	61,648	68,238,171
MBIA, Inc. (a)(b)	566,957	4,773,778
Mercury General Corp.	167,105	9,170,722
National General Holdings Corp.	271,086	5,728,047
National Western Life Group, Inc.	9,867	3,487,886
Navigators Group, Inc.	101,022	5,202,633
NI Holdings, Inc.	45,692	802,352
Old Republic International Corp.	1,099,149	23,049,155
Patriot National, Inc. (b)	41,971	2,518
Primerica, Inc.	203,248	21,137,792
ProAssurance Corp.	239,584	14,818,270
Reinsurance Group of America, Inc.	281,871	45,677,196
RenaissanceRe Holdings Ltd.	176,360	23,394,154
RLI Corp.	167,632	10,012,659
Safety Insurance Group, Inc.	66,718	5,494,227
Selective Insurance Group, Inc.	258,572	15,824,606
State Auto Financial Corp.	68,353	1,907,732
Stewart Information Services Corp.	103,105	4,158,225
Third Point Reinsurance Ltd. (a)	384,752	6,521,546
Trupanion, Inc. (a)(b)	84,431	2,514,355
United Fire Group, Inc.	93,258	4,481,979
United Insurance Holdings Corp. (b)	78,431	1,309,013
Universal Insurance Holdings, Inc.	143,216	3,780,902
Validus Holdings Ltd. (b)	347,186	17,074,607
W.R. Berkley Corp.	427,107	29,521,636
White Mountains Insurance Group Ltd.	15,629	13,925,283
WMI Holdings Corp. (a)	870,756	729,955
		825,798,303
Mortgage Real Estate Investment Trusts - 1.3%
AG Mortgage Investment Trust, Inc.	128,388	2,430,385
AGNC Investment Corp.	1,700,518	33,840,308
American Capital Mortgage Investment Corp.	216,830	4,022,197
Annaly Capital Management, Inc.	5,095,058	59,459,327
Anworth Mortgage Asset Corp.	522,696	2,937,552
Apollo Commercial Real Estate Finance, Inc. (b)	408,851	7,625,071
Arbor Realty Trust, Inc.	227,213	1,949,488
Ares Commercial Real Estate Corp.	140,575	1,894,951
Armour Residential REIT, Inc.	182,039	4,603,766
Blackstone Mortgage Trust, Inc. (b)	411,032	13,448,967
Capstead Mortgage Corp.	453,763	4,115,630
Cherry Hill Mortgage Investment Corp.	46,903	854,573
Chimera Investment Corp.	813,591	14,888,715
CYS Investments, Inc.	708,349	5,730,543
Dynex Capital, Inc.	259,773	1,859,975
Ellington Residential Mortgage REIT	40,648	522,327
Five Oaks Investment Corp. (b)	77,659	315,296
Great Ajax Corp.	64,550	923,711
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	226,586	5,385,949
Invesco Mortgage Capital, Inc.	486,582	8,593,038
KKR Real Estate Finance Trust, Inc. (b)	54,773	1,122,847
Ladder Capital Corp. Class A	379,158	5,175,507
MFA Financial, Inc.	1,728,465	13,827,720
New Residential Investment Corp.	1,361,840	24,090,950
New York Mortgage Trust, Inc. (b)	504,041	3,225,862
Orchid Island Capital, Inc. (b)	190,757	1,808,376
Owens Realty Mortgage, Inc.	37,687	610,529
PennyMac Mortgage Investment Trust	295,936	4,634,358
Redwood Trust, Inc.	353,007	5,302,165
Resource Capital Corp. (b)	146,355	1,460,623
Starwood Property Trust, Inc.	1,138,958	24,692,609
Two Harbors Investment Corp. (b)	758,863	12,141,808
Western Asset Mortgage Capital Corp. (b)	191,198	1,917,716
ZAIS Financial Corp.	54,249	857,134
		276,269,973
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	33,925	2,043,981
Thrifts & Mortgage Finance - 1.2%
Atlantic Coast Financial Corp. (a)(b)	8,654	83,078
Bank Mutual Corp.	187,600	2,007,320
BankFinancial Corp.	75,843	1,250,651
Bear State Financial, Inc.	45,612	467,067
Beneficial Bancorp, Inc.	357,084	6,052,574
BofI Holding, Inc. (a)(b)	254,547	7,035,679
BSB Bancorp, Inc. (a)	29,828	947,039
Capitol Federal Financial, Inc.	608,106	8,549,970
Charter Financial Corp.	65,398	1,208,555
Citizens Community Bancorp, Inc.	15,634	214,498
Clifton Bancorp, Inc.	102,761	1,778,793
Dime Community Bancshares, Inc.	152,632	3,365,536
Elmira Savings Bank	185	3,811
Entegra Financial Corp. (a)(b)	77,977	2,261,333
ESSA Bancorp, Inc.	32,482	517,763
Essent Group Ltd. (a)	364,284	16,119,567
Farmer Mac Class C (non-vtg.)	44,156	3,278,583
First Capital, Inc. (b)	12,982	460,342
First Defiance Financial Corp.	41,293	2,243,449
Flagstar Bancorp, Inc. (a)	95,859	3,643,601
FS Bancorp, Inc.	11,187	637,659
Greene County Bancorp, Inc. (b)	2,032	62,484
Hamilton Bancorp, Inc. (a)	69	1,001
Hingham Institution for Savings	8,459	1,930,344
HMN Financial, Inc. (a)	3,871	71,614
Home Bancorp, Inc.	20,571	880,439
Home Federal Bancorp, Inc.	31	845
HomeStreet, Inc. (a)	121,978	3,720,329
HopFed Bancorp, Inc.	18,100	257,925
Impac Mortgage Holdings, Inc. (a)(b)	65,855	773,138
Kearny Financial Corp.	415,174	6,144,575
Lendingtree, Inc. (a)(b)	33,035	9,974,918
Malvern Bancorp, Inc. (a)(b)	64,070	1,726,687
Meridian Bancorp, Inc. Maryland	235,823	4,751,833
Meta Financial Group, Inc.	40,463	3,801,499
MGIC Investment Corp. (a)	1,644,961	24,049,330
Nationstar Mortgage Holdings, Inc. (a)(b)	148,405	2,681,678
New York Community Bancorp, Inc. (b)	2,154,746	28,744,312
NMI Holdings, Inc. (a)	243,001	4,143,167
Northfield Bancorp, Inc.	220,790	3,916,815
Northwest Bancshares, Inc. (b)	450,358	7,624,561
OceanFirst Financial Corp. (b)	135,646	3,764,177
Ocwen Financial Corp. (a)(b)	486,099	1,550,656
Oritani Financial Corp.	189,634	3,271,187
PB Bancorp, Inc.	7,070	74,589
PennyMac Financial Services, Inc. (a)	84,716	1,791,743
PHH Corp. (a)	142,773	1,621,901
Poage Bankshares, Inc.	6,654	121,103
Provident Bancorp, Inc. (a)	84,161	1,998,824
Provident Financial Holdings, Inc.	21,795	419,772
Provident Financial Services, Inc.	266,158	7,276,760
Prudential Bancorp, Inc.	82,322	1,523,780
Radian Group, Inc.	961,592	19,703,020
Riverview Bancorp, Inc.	146,681	1,352,399
Security National Financial Corp. Class A	38,708	197,411
SI Financial Group, Inc.	23,177	349,973
Southern Missouri Bancorp, Inc.	20,482	824,196
Territorial Bancorp, Inc.	30,643	979,044
TFS Financial Corp.	269,004	4,096,931
Timberland Bancorp, Inc.	27,057	777,077
Trustco Bank Corp., New York	425,565	3,979,033
United Community Bancorp, Inc.	1,461	29,585
United Community Financial Corp.	251,020	2,457,486
United Financial Bancorp, Inc. New	220,063	4,101,974
Walker & Dunlop, Inc. (a)	129,353	6,374,516
Walter Investment Management Corp. (a)(b)	163,591	60,071
Washington Federal, Inc.	382,695	13,317,786
Waterstone Financial, Inc.	133,580	2,524,662
Westfield Financial, Inc.	126,385	1,352,320
WSFS Financial Corp.	137,041	6,934,275
		260,210,613

TOTAL FINANCIALS		3,706,441,435

HEALTH CARE - 10.9%
Biotechnology - 4.4%
Abeona Therapeutics, Inc. (a)(b)	131,889	2,281,680
ACADIA Pharmaceuticals, Inc. (a)(b)	437,926	13,247,262
Acceleron Pharma, Inc. (a)(b)	164,205	5,991,840
Achaogen, Inc. (a)(b)	136,730	1,635,291
Achillion Pharmaceuticals, Inc. (a)(b)	536,785	1,674,769
Acorda Therapeutics, Inc. (a)(b)	203,958	4,140,347
Actinium Pharmaceuticals, Inc. (a)(b)	152,593	105,213
Adamas Pharmaceuticals, Inc. (a)(b)	77,177	2,867,126
ADMA Biologics, Inc. (a)(b)	107,827	312,698
Aduro Biotech, Inc. (a)(b)	132,877	1,262,332
Advaxis, Inc. (a)(b)	152,732	456,669
Adverum Biotechnologies, Inc. (a)(b)	64,927	198,027
Aeglea BioTherapeutics, Inc. (a)	23,707	94,828
Aevi Genomic Medicine, Inc. (a)	125,878	152,312
Agenus, Inc. (a)(b)	343,477	1,349,865
Agios Pharmaceuticals, Inc. (a)(b)	190,140	11,703,117
Aimmune Therapeutics, Inc. (a)(b)	100,406	3,835,509
Akebia Therapeutics, Inc. (a)	213,244	3,318,077
Albireo Pharma, Inc. (a)	20,676	517,314
Alder Biopharmaceuticals, Inc. (a)(b)	268,419	2,952,609
Aldeyra Therapeutics, Inc. (a)(b)	74,826	497,593
Alkermes PLC (a)(b)	689,906	36,075,185
Alnylam Pharmaceuticals, Inc. (a)(b)	361,034	48,573,514
Alpine Immune Sciences, Inc. (a)	17,943	188,581
AMAG Pharmaceuticals, Inc. (a)(b)	152,392	2,125,868
Amicus Therapeutics, Inc. (a)(b)	724,108	10,079,583
AmpliPhi Biosciences Corp. (a)(b)	37,449	38,947
AnaptysBio, Inc. (b)	63,793	5,361,802
Anavex Life Sciences Corp. (a)(b)	157,620	598,956
Anthera Pharmaceuticals, Inc. (a)(b)	20,053	39,504
Applied Genetic Technologies Corp. (a)	47,677	178,789
Aptevo Therapeutics, Inc. (a)	62,747	188,868
AquaBounty Technologies, Inc. (a)(b)	3,959	15,401
Aquinox Pharmaceuticals, Inc. (a)(b)	82,558	871,812
ARCA Biopharma, Inc. (a)	7,333	9,533
Ardelyx, Inc. (a)(b)	176,602	1,174,403
Arena Pharmaceuticals, Inc. (a)	170,928	5,297,059
Argos Therapeutics, Inc. (a)(b)	95,222	15,616
ArQule, Inc. (a)	223,720	331,106
Array BioPharma, Inc. (a)(b)	843,656	9,491,130
Arrowhead Pharmaceuticals, Inc. (a)(b)	358,619	1,280,270
Asterias Biotherapeutics, Inc. (a)(b)	102,523	251,181
Atara Biotherapeutics, Inc. (a)(b)	88,733	1,282,192
Athersys, Inc. (a)(b)	484,446	944,670
aTyr Pharma, Inc. (a)(b)	94,162	367,232
Audentes Therapeutics, Inc. (a)(b)	92,554	2,671,108
AVEO Pharmaceuticals, Inc. (a)(b)	440,743	1,295,784
Aviragen Therapeutics, Inc. (a)(b)	114,179	72,880
Bellicum Pharmaceuticals, Inc. (a)(b)	116,886	1,172,367
Biocept, Inc. (a)(b)	60,281	43,402
BioCryst Pharmaceuticals, Inc. (a)(b)	421,163	2,139,508
Biohaven Pharmaceutical Holding Co. Ltd. (b)	66,083	1,528,500
BioMarin Pharmaceutical, Inc. (a)	769,205	65,997,789
Biospecifics Technologies Corp. (a)	20,059	900,649
BioTime, Inc. (a)(b)	571,875	1,532,625
Bioverativ, Inc.	485,399	24,279,658
bluebird bio, Inc. (a)(b)	201,405	34,802,784
Blueprint Medicines Corp. (a)(b)	158,607	11,905,041
BrainStorm Cell Therpeutic, Inc. (a)(b)	60,624	246,740
Calithera Biosciences, Inc. (a)(b)	115,170	1,209,285
Calyxt, Inc. (b)	38,557	737,981
Cancer Genetics, Inc. (a)(b)	68,198	161,970
Capricor Therapeutics, Inc. (a)(b)	40,820	76,742
Cara Therapeutics, Inc. (a)(b)	115,679	1,440,204
CareDx, Inc. (a)(b)	99,948	725,622
Cascadian Therapeutics, Inc. (a)(b)	213,713	910,417
CASI Pharmaceuticals, Inc. (a)(b)	168,604	517,614
Catabasis Pharmaceuticals, Inc. (a)(b)	76,612	135,603
Catalyst Biosciences, Inc. (a)(b)	27,548	192,561
Catalyst Pharmaceutical Partners, Inc. (a)(b)	334,134	1,436,776
Cel-Sci Corp. (a)(b)	34,407	63,653
Celldex Therapeutics, Inc. (a)(b)	527,188	1,581,564
Cellectar Biosciences, Inc. (a)(b)	4,485	6,234
Cellular Biomedicine Group, Inc. (a)(b)	29,329	324,819
Celsion Corp. (a)(b)	4,287	11,575
ChemoCentryx, Inc. (a)(b)	96,267	625,736
Chiasma, Inc. (a)(b)	30,058	51,099
Chimerix, Inc. (a)	181,661	812,025
Cidara Therapeutics, Inc. (a)(b)	38,754	306,157
Cleveland Biolabs, Inc. (a)	10,000	24,300
Clovis Oncology, Inc. (a)(b)	216,220	13,593,751
Coherus BioSciences, Inc. (a)(b)	190,032	1,700,786
Conatus Pharmaceuticals, Inc. (a)(b)	122,869	509,906
Concert Pharmaceuticals, Inc. (a)	59,495	1,342,207
ContraFect Corp. (a)(b)	299,050	290,079
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	211,811	1,630,945
Corvus Pharmaceuticals, Inc. (a)(b)	34,606	387,933
CTI BioPharma Corp. (a)(b)	81,379	223,792
Curis, Inc. (a)	574,786	457,127
Cyclacel Pharmaceuticals, Inc. (a)(b)	17,747	32,654
Cytokinetics, Inc. (a)(b)	224,644	1,931,938
CytomX Therapeutics, Inc. (a)	136,250	2,820,375
Cytori Therapeutics, Inc. (a)(b)	155,538	50,550
CytRx Corp. (a)(b)	105,624	230,260
Dicerna Pharmaceuticals, Inc. (a)(b)	54,393	461,253
Dyax Corp. rights 12/31/19 (a)(d)	559,523	1,885,593
Dynavax Technologies Corp. (a)(b)	240,272	4,805,440
Eagle Pharmaceuticals, Inc. (a)(b)	35,982	2,125,097
Edge Therapeutics, Inc. (a)(b)	82,791	836,189
Editas Medicine, Inc. (a)(b)	108,466	3,131,413
Eiger Biopharmaceuticals, Inc. (a)(b)	17,311	201,673
Eleven Biotherapeutics, Inc. (a)	33,461	22,084
Emergent BioSolutions, Inc. (a)(b)	154,700	6,795,971
Enanta Pharmaceuticals, Inc. (a)	66,992	3,326,823
Epizyme, Inc. (a)(b)	219,257	2,631,084
Esperion Therapeutics, Inc. (a)(b)	87,171	5,361,888
Exact Sciences Corp. (a)(b)	523,030	31,109,824
Exelixis, Inc. (a)	1,233,389	33,400,174
Fate Therapeutics, Inc. (a)	193,154	849,878
Fibrocell Science, Inc. (a)(b)	41,836	61,081
FibroGen, Inc. (a)(b)	326,393	15,503,668
Five Prime Therapeutics, Inc. (a)(b)	136,056	3,585,076
Flexion Therapeutics, Inc. (a)(b)	152,615	3,954,255
Fortress Biotech, Inc. (a)(b)	160,408	617,571
Foundation Medicine, Inc. (a)(b)	61,037	3,247,168
Galectin Therapeutics, Inc. (a)(b)	122,625	289,395
Galena Biopharma, Inc. (a)	36,479	11,308
Genocea Biosciences, Inc. (a)(b)	97,488	118,935
Genomic Health, Inc. (a)	80,972	2,452,642
GenVec, Inc. rights (d)	14,247	0
Geron Corp. (a)(b)	680,058	1,353,315
Global Blood Therapeutics, Inc. (a)(b)	168,318	6,640,145
GlycoMimetics, Inc. (a)(b)	105,049	1,482,241
GTx, Inc. (a)(b)	30,934	405,235
Halozyme Therapeutics, Inc. (a)(b)	580,040	10,829,347
Heat Biologics, Inc. (a)	76,701	36,042
Hemispherx Biopharma, Inc. (a)(b)	63,934	20,459
Heron Therapeutics, Inc. (a)(b)	195,857	3,447,083
Histogenics Corp. (a)	270	537
iBio, Inc. (a)(b)	302,306	56,350
Idera Pharmaceuticals, Inc. (a)(b)	695,354	1,536,732
Ignyta, Inc. (a)	216,553	3,551,469
Immucell Corp. (a)	6,741	60,602
Immune Design Corp. (a)(b)	137,453	563,557
Immune Pharmaceuticals, Inc. (a)(b)	15,214	13,140
ImmunoCellular Therapeutics Ltd. (a)(b)	9,947	3,283
ImmunoGen, Inc. (a)	436,830	2,773,871
Immunomedics, Inc. (a)(b)	478,949	5,201,386
Infinity Pharmaceuticals, Inc. (a)(b)	236,483	456,412
Inotek Pharmaceuticals Corp. (a)(b)	133,158	307,595
Inovio Pharmaceuticals, Inc. (a)(b)	369,930	1,697,979
Insmed, Inc. (a)(b)	327,525	10,215,505
Insys Therapeutics, Inc. (a)(b)	118,023	625,522
Intellia Therapeutics, Inc. (a)	91,763	2,066,503
Intercept Pharmaceuticals, Inc. (a)(b)	77,905	4,784,146
Intrexon Corp. (a)(b)	268,982	3,668,914
Invitae Corp. (a)(b)	144,337	1,261,505
Ionis Pharmaceuticals, Inc. (a)(b)	553,332	30,704,393
Iovance Biotherapeutics, Inc. (a)	301,070	2,724,684
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	584,864	10,100,601
IsoRay, Inc. (a)(b)	212,731	95,729
Jounce Therapeutics, Inc. (b)	34,622	545,643
Juno Therapeutics, Inc. (a)(b)	373,127	20,380,197
Kadmon Holdings, Inc. (a)(b)	333,503	1,190,606
Kalvista Pharmaceuticals, Inc. (a)(b)	15,341	152,029
Karyopharm Therapeutics, Inc. (a)	138,951	1,554,862
Keryx Biopharmaceuticals, Inc. (a)(b)	467,581	2,239,713
Kindred Biosciences, Inc. (a)	105,425	806,501
Kura Oncology, Inc. (a)	82,876	1,330,160
La Jolla Pharmaceutical Co. (a)(b)	76,532	2,552,342
Lexicon Pharmaceuticals, Inc. (a)(b)	206,977	2,115,305
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	92,224	12,159,734
General CVR (a)	26,087	313
Glucagon CVR (a)	26,087	2,478
rights (a)	26,087	196
TR Beta CVR (a)	26,087	287
Loxo Oncology, Inc. (a)(b)	97,414	7,476,525
Macrogenics, Inc. (a)(b)	144,717	2,795,932
Madrigal Pharmaceuticals, Inc. (a)(b)	21,446	1,079,592
MannKind Corp. (a)(b)	354,577	1,102,734
Matinas BioPharma Holdings, Inc. (a)(b)	314,745	443,790
MediciNova, Inc. (a)(b)	111,867	780,832
MEI Pharma, Inc. (a)	122,276	273,898
Merrimack Pharmaceuticals, Inc. (b)	58,611	677,543
MiMedx Group, Inc. (a)(b)	470,139	5,439,508
Minerva Neurosciences, Inc. (a)	138,621	797,071
Miragen Therapeutics, Inc. (a)	49,077	391,144
Mirati Therapeutics, Inc. (a)(b)	121,254	2,079,506
Molecular Templates, Inc. (a)(b)	23,056	189,059
Moleculin Biotech, Inc. (a)(b)	58,888	93,632
Momenta Pharmaceuticals, Inc. (a)(b)	341,255	4,709,319
Myriad Genetics, Inc. (a)(b)	304,682	10,551,138
NanoViricides, Inc. (a)(b)	143,363	147,664
NantKwest, Inc. (a)(b)	116,232	569,537
Natera, Inc. (a)(b)	159,428	1,551,234
Navidea Biopharmaceuticals, Inc. (a)(b)	571,658	244,155
Neothetics, Inc. (a)(b)	19,486	26,111
Neuralstem, Inc. (a)(b)	67,699	77,177
Neurocrine Biosciences, Inc. (a)(b)	392,115	28,189,147
NewLink Genetics Corp. (a)(b)	120,304	1,055,066
Novavax, Inc. (a)(b)	1,386,707	1,885,922
Ohr Pharmaceutical, Inc. (a)	106,178	90,251
OncoCyte Corp. (a)(b)	11,637	58,767
OncoGenex Pharmaceuticals, Inc. (a)	8,143	10,830
OncoGenex Pharmaceuticals, Inc. rights (d)	89,591	1
OncoMed Pharmaceuticals, Inc. (a)	79,764	395,629
Onconova Therapeutics, Inc. (a)	3,480	5,255
OncoSec Medical, Inc. (a)(b)	52,231	108,640
OpGen, Inc. (a)(b)	41,093	10,265
Ophthotech Corp. (a)(b)	123,408	387,501
Opko Health, Inc. (a)(b)	1,702,739	8,939,380
Oragenics, Inc. (a)	79,968	31,987
Organovo Holdings, Inc. (a)(b)	401,186	605,791
Otonomy, Inc. (a)(b)	111,539	596,734
OvaScience, Inc. (a)	154,817	230,677
Ovid Therapeutics, Inc. (b)	11,573	142,464
Palatin Technologies, Inc. (a)(b)	634,919	577,776
PDL BioPharma, Inc. (a)(b)	697,561	2,029,903
Peregrine Pharmaceuticals, Inc. (a)(b)	149,057	755,719
Pfenex, Inc. (a)	65,771	161,797
PharmAthene, Inc. (b)	24,817	44,919
Portola Pharmaceuticals, Inc. (a)	278,008	14,108,906
Progenics Pharmaceuticals, Inc. (a)(b)	305,792	1,767,478
Protagonist Therapeutics, Inc. (a)	54,125	1,055,438
Proteon Therapeutics, Inc. (a)(b)	24,275	42,481
Proteostasis Therapeutics, Inc. (a)(b)	51,559	133,538
Prothena Corp. PLC (a)(b)	168,821	7,848,488
PTC Therapeutics, Inc. (a)(b)	148,089	2,362,020
Puma Biotechnology, Inc. (a)(b)	132,836	14,067,332
Radius Health, Inc. (a)(b)	172,567	4,885,372
Recro Pharma, Inc. (a)	59,391	572,529
REGENXBIO, Inc. (a)	122,384	3,438,990
Regulus Therapeutics, Inc. (a)(b)	368,835	335,603
Repligen Corp. (a)(b)	161,329	5,719,113
Retrophin, Inc. (a)(b)	163,550	3,686,417
Rexahn Pharmaceuticals, Inc. (a)(b)	103,785	223,138
Rigel Pharmaceuticals, Inc. (a)(b)	627,646	2,611,007
Riot Blockchain, Inc. (b)	15,089	203,702
RXi Pharmaceuticals Corp. (a)(b)	26,638	16,516
Sage Therapeutics, Inc. (a)(b)	181,600	16,781,656
Sangamo Therapeutics, Inc. (a)(b)	367,310	5,950,422
Sarepta Therapeutics, Inc. (a)(b)	266,434	14,832,381
Savara, Inc. (a)(b)	104,216	1,349,597
Seattle Genetics, Inc. (a)(b)	433,653	26,422,477
Selecta Biosciences, Inc. (a)(b)	40,673	433,574
Seres Therapeutics, Inc. (a)(b)	92,614	972,447
Sienna Biopharmaceuticals, Inc.	20,933	422,009
Soligenix, Inc. (a)(b)	20,298	41,205
Sorrento Therapeutics, Inc. (a)(b)	268,650	604,463
Spark Therapeutics, Inc. (a)(b)	134,174	9,825,562
Spectrum Pharmaceuticals, Inc. (a)(b)	400,703	7,853,779
Spring Bank Pharmaceuticals, Inc. (a)(b)	40,920	574,517
Stemline Therapeutics, Inc. (a)(b)	99,013	1,524,800
Sunesis Pharmaceuticals, Inc. (a)(b)	110,982	320,738
Syndax Pharmaceuticals, Inc. (a)(b)	84,606	741,149
Synergy Pharmaceuticals, Inc. (a)(b)	1,043,707	2,170,911
Synlogic, Inc. (a)(b)	6,000	61,260
Synthetic Biologics, Inc. (a)(b)	532,366	369,143
Syros Pharmaceuticals, Inc. (a)(b)	40,973	608,449
T2 Biosystems, Inc. (a)(b)	92,645	385,403
Tenax Therapeutics, Inc. (a)	74,064	30,366
TESARO, Inc. (a)(b)	166,414	14,078,624
TG Therapeutics, Inc. (a)(b)	233,748	2,010,233
Tocagen, Inc. (b)	42,397	506,220
TONIX Pharmaceuticals Holding (a)	6,944	28,470
TRACON Pharmaceuticals, Inc. (a)(b)	15,504	41,861
Trevena, Inc. (a)(b)	153,673	255,097
Trovagene, Inc. (a)(b)	105,483	62,235
Ultragenyx Pharmaceutical, Inc. (a)(b)	179,417	9,058,764
United Therapeutics Corp. (a)(b)	193,745	25,184,913
Vanda Pharmaceuticals, Inc. (a)	201,638	2,833,014
Veracyte, Inc. (a)	68,214	462,491
Verastem, Inc. (a)	160,672	676,429
Vericel Corp. (a)(b)	180,932	805,147
Versartis, Inc. (a)	107,155	208,952
Vical, Inc. (a)(b)	105,122	185,015
Viking Therapeutics, Inc. (a)	72,049	219,029
VistaGen Therapeutics, Inc. (a)(b)	30,097	23,063
Vital Therapies, Inc. (a)(b)	140,418	695,069
Voyager Therapeutics, Inc. (a)	84,853	1,241,399
vTv Therapeutics, Inc. Class A (a)	25,196	105,571
Xbiotech, Inc. (a)(b)	79,667	336,195
Xencor, Inc. (a)(b)	170,841	3,708,958
XOMA Corp. (a)(b)	33,875	1,023,025
Zafgen, Inc. (a)	77,644	303,588
ZIOPHARM Oncology, Inc. (a)(b)	555,942	2,540,655
		956,778,801
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc.	98,681	4,809,712
Abiomed, Inc. (a)	183,936	35,838,090
Accuray, Inc. (a)(b)	386,365	1,989,780
Aethlon Medical, Inc. (a)(b)	20,809	21,433
Akers Biosciences, Inc. (a)(b)	12,000	5,880
Allied Healthcare Products, Inc. (a)	2,477	5,226
Alliqua Biomedical, Inc. (a)(b)	6,374	14,214
Alphatec Holdings, Inc. (a)(b)	44,081	115,492
Amedica Corp. (a)(b)	3,811	12,729
Analogic Corp.	56,318	4,663,130
Angiodynamics, Inc. (a)	163,379	2,806,851
Anika Therapeutics, Inc. (a)(b)	64,722	3,567,477
Antares Pharma, Inc. (a)(b)	652,628	1,207,362
Apollo Endosurgery, Inc. (a)(b)	813	3,789
Atossa Genetics, Inc. (a)(b)	5,394	1,780
Atricure, Inc. (a)(b)	137,373	2,541,401
Atrion Corp.	6,863	4,629,780
Avinger, Inc. (a)(b)	84,296	20,223
AxoGen, Inc. (a)	116,552	3,111,938
Bellerophon Therapeutics, Inc. (a)(b)	109,948	212,200
BioLase Technology, Inc. (a)(b)	142,344	71,172
BioLife Solutions, Inc. (a)(b)	69,384	394,795
Bovie Medical Corp. (a)	92,879	272,135
Cantel Medical Corp.	161,364	17,182,039
Cardiovascular Systems, Inc. (a)	142,913	3,581,400
CAS Medical Systems, Inc. (a)	6,117	3,854
Cerus Corp. (a)(b)	490,396	1,937,064
Cesca Therapeutics, Inc. (a)	3,165	9,305
Chembio Diagnostics, Inc. (a)(b)	41,523	296,889
Chf Solutions, Inc. (a)	67	273
Cogentix Medical, Inc. (a)	158,919	454,508
ConforMis, Inc. (a)(b)	157,069	501,050
CONMED Corp.	112,423	6,014,631
Corindus Vascular Robotics, Inc. (a)(b)	396,954	512,071
Cryolife, Inc. (a)	144,240	2,935,284
CryoPort, Inc. (a)(b)	136,724	972,108
Cutera, Inc. (a)	61,354	2,518,582
CytoSorbents Corp. (a)(b)	88,558	619,906
Dare Bioscience, Inc. (a)	4,896	12,289
DexCom, Inc. (a)(b)	386,297	22,571,334
Dextera Surgical, Inc. (a)(b)	25,108	3,277
Dynatronics Corp. (a)	3,425	8,563
Ekso Bionics Holdings, Inc. (a)(b)	110,747	253,611
Electromed, Inc. (a)	18,483	99,993
Endologix, Inc. (a)(b)	367,188	2,015,862
Entellus Medical, Inc. (a)(b)	52,720	897,822
EnteroMedics, Inc. (a)(b)	13,716	18,105
Exactech, Inc. (a)	45,189	1,895,679
Fonar Corp. (a)(b)	28,662	712,251
Genmark Diagnostics, Inc. (a)(b)	243,937	1,085,520
Glaukos Corp. (a)(b)	139,725	3,740,438
Globus Medical, Inc. (a)(b)	332,565	12,640,796
Haemonetics Corp. (a)(b)	231,066	13,355,615
Halyard Health, Inc. (a)(b)	208,542	10,122,629
Heska Corp. (a)	28,264	2,425,899
Hill-Rom Holdings, Inc.	286,839	24,252,237
ICU Medical, Inc. (a)(b)	65,426	13,961,908
Inogen, Inc. (a)	75,519	9,722,316
InspireMD, Inc. (a)	394	55
Insulet Corp. (a)(b)	260,638	18,695,564
Integer Holdings Corp. (a)	124,964	6,054,506
Integra LifeSciences Holdings Corp. (a)(b)	276,450	13,440,999
Invacare Corp. (b)	140,919	2,473,128
InVivo Therapeutics Holdings Corp. (a)(b)	122,248	146,698
Invuity, Inc. (a)(b)	46,878	365,648
IRadimed Corp. (a)(b)	17,654	246,273
iRhythm Technologies, Inc. (a)	81,981	4,549,946
Iridex Corp. (a)(b)	27,981	243,435
K2M Group Holdings, Inc. (a)	171,240	3,366,578
Kewaunee Scientific Corp.	5,250	144,638
Lantheus Holdings, Inc. (a)	130,409	2,921,162
LeMaitre Vascular, Inc.	72,373	2,383,243
LivaNova PLC (a)(b)	192,615	16,792,176
Masimo Corp. (a)	209,815	18,639,965
Meridian Bioscience, Inc.	201,601	3,034,095
Merit Medical Systems, Inc. (a)(b)	223,509	9,711,466
MGC Diagnostics Corp.	3,151	34,566
Microbot Medical, Inc. (a)(b)	30,945	35,277
Milestone Scientific, Inc. (a)	45,410	54,492
Misonix, Inc. (a)	18,363	196,484
Myomo, Inc. (a)(b)	17,261	38,147
Natus Medical, Inc. (a)(b)	144,748	5,797,157
Neogen Corp. (a)	169,897	14,254,358
NeuroMetrix, Inc. (a)(b)	842	1,415
Nevro Corp. (a)(b)	121,252	9,072,075
NuVasive, Inc. (a)	227,718	13,137,051
Nuvectra Corp. (a)(b)	35,935	319,822
NxStage Medical, Inc. (a)	290,694	7,467,929
OraSure Technologies, Inc. (a)	255,183	4,223,279
Orthofix International NV (a)	79,952	4,334,997
Penumbra, Inc. (a)(b)	132,026	13,902,338
Presbia PLC (a)	14,898	39,927
Pulse Biosciences, Inc. (a)(b)	23,721	512,136
Quidel Corp. (a)(b)	128,607	4,885,780
Retractable Technologies, Inc. (a)	36,514	23,519
Rockwell Medical Technologies, Inc. (a)(b)	202,763	1,242,937
RTI Biologics, Inc. (a)	250,898	1,204,310
Seaspine Holdings Corp. (a)	41,314	407,356
Second Sight Medical Products, Inc. (a)(b)	63,760	78,425
Sientra, Inc. (a)(b)	58,832	837,768
Skyline Medical, Inc. (a)(b)	27,737	36,613
Sorrento Tech, Inc. (a)(b)	1,791	1,863
Staar Surgical Co. (a)(b)	117,470	2,038,105
Steris PLC	371,678	33,436,153
STRATA Skin Sciences, Inc. (a)	2,348	3,029
SurModics, Inc. (a)	57,901	1,916,523
Synergetics U.S.A., Inc. (a)(d)	76,412	1
Tactile Systems Technology, Inc. (a)(b)	63,267	1,887,255
Tandem Diabetes Care, Inc. (a)(b)	14,419	38,499
Teleflex, Inc.	202,441	53,752,134
TransEnterix, Inc. (a)(b)	481,032	1,111,184
Utah Medical Products, Inc.	15,694	1,281,415
Vermillion, Inc. (a)(b)	65,547	112,085
ViewRay, Inc. (a)(b)	155,862	1,500,951
Viveve Medical, Inc. (a)(b)	46,102	230,971
VolitionRx Ltd. (a)(b)	100,890	315,786
West Pharmaceutical Services, Inc.	326,008	32,577,979
Wright Medical Group NV (a)(b)	478,379	11,629,393
Zosano Pharma Corp. (a)(b)	133,854	81,517
		550,914,273
Health Care Providers & Services - 1.3%
AAC Holdings, Inc. (a)(b)	40,868	373,125
Acadia Healthcare Co., Inc. (a)(b)	358,376	11,407,108
Aceto Corp.	135,992	1,442,875
Addus HomeCare Corp. (a)	31,856	1,060,805
Almost Family, Inc. (a)(b)	53,272	3,164,357
Amedisys, Inc. (a)	131,554	7,103,916
American Renal Associates Holdings, Inc. (a)(b)	50,577	732,355
American Shared Hospital Services (a)	115	293
AMN Healthcare Services, Inc. (a)(b)	214,341	10,759,918
BioScrip, Inc. (a)(b)	579,496	1,518,280
BioTelemetry, Inc. (a)(b)	133,878	3,882,462
Brookdale Senior Living, Inc. (a)	854,931	9,139,212
Caladrius Biosciences, Inc. (a)(b)	17,378	59,607
Capital Senior Living Corp. (a)(b)	114,940	1,868,924
Chemed Corp.	71,443	17,570,691
Civitas Solutions, Inc. (a)(b)	72,322	1,406,663
Community Health Systems, Inc. (a)(b)	505,186	2,298,596
Corvel Corp. (a)	44,212	2,442,713
Cross Country Healthcare, Inc. (a)	157,552	2,153,736
Digirad Corp.	52,208	120,078
Diplomat Pharmacy, Inc. (a)(b)	205,025	3,669,948
Diversicare Healthcare Services, Inc.	13,755	144,565
Five Star Sr Living, Inc. (a)	200,855	301,283
G1 Therapeutics, Inc. (b)	40,872	839,920
Genesis HealthCare, Inc. Class A (a)(b)	122,459	84,460
HealthEquity, Inc. (a)(b)	223,919	11,614,679
HealthSouth Corp.	435,709	21,763,665
InfuSystems Holdings, Inc. (a)	46,642	109,609
Innovative Industrial Properties, Inc. (b)	15,197	275,826
Interpace Diagnostics Group, Inc. (a)(b)	85,071	97,832
Kindred Healthcare, Inc.	383,129	2,815,998
LHC Group, Inc. (a)	69,410	4,565,096
LifePoint Hospitals, Inc. (a)(b)	183,768	8,784,110
Magellan Health Services, Inc. (a)	103,219	8,722,006
MEDNAX, Inc. (a)	415,985	20,711,893
Molina Healthcare, Inc. (a)(b)	188,888	14,778,597
National Healthcare Corp.	53,157	3,526,967
National Research Corp. Class A	41,327	1,403,052
Owens & Minor, Inc.	279,804	5,355,449
PharMerica Corp. (a)	140,004	4,095,117
Premier, Inc. (a)(b)	253,088	7,344,614
Providence Service Corp. (a)	55,715	3,372,986
Psychemedics Corp.	24,573	452,880
Quorum Health Corp. (a)	123,157	577,606
R1 RCM, Inc. (a)(b)	331,964	1,288,020
RadNet, Inc. (a)	138,775	1,457,138
Select Medical Holdings Corp. (a)	473,830	8,363,100
Sharps Compliance Corp. (a)(b)	38,932	162,346
SunLink Health Systems, Inc. (a)	19,190	30,103
Surgery Partners, Inc. (a)(b)	85,904	807,498
Teladoc, Inc. (a)(b)	189,805	7,041,766
Tenet Healthcare Corp. (a)(b)	349,778	4,931,870
The Ensign Group, Inc. (b)	210,263	5,103,083
Tivity Health, Inc. (a)(b)	145,588	5,357,638
Triple-S Management Corp. (a)(b)	101,083	2,872,779
U.S. Physical Therapy, Inc.	56,068	4,095,767
Wellcare Health Plans, Inc. (a)	198,112	42,195,875
		287,620,855
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	797,527	11,404,636
Arrhythmia Research Technology, Inc. (a)	9,913	36,182
athenahealth, Inc. (a)(b)	176,539	23,460,268
Castlight Health, Inc. Class B (a)(b)	314,462	1,226,402
Computer Programs & Systems, Inc. (b)	49,251	1,492,305
Evolent Health, Inc. (a)(b)	269,471	3,462,702
HealthStream, Inc. (a)	115,141	2,738,053
HMS Holdings Corp. (a)	371,818	6,146,152
HTG Molecular Diagnostics (a)(b)	19,859	42,300
iCAD, Inc. (a)	51,129	183,553
Inovalon Holdings, Inc. Class A (a)(b)	288,458	4,586,482
Medical Transcription Billing Corp. (a)(b)	30,694	88,706
Medidata Solutions, Inc. (a)(b)	255,197	17,006,328
NantHealth, Inc. (a)(b)	151,574	489,584
Omnicell, Inc. (a)	163,472	8,565,933
Quality Systems, Inc. (a)	196,746	2,839,045
Simulations Plus, Inc.	44,648	694,276
Streamline Health Solutions, Inc. (a)	74,551	96,171
Tabula Rasa HealthCare, Inc. (a)	53,720	1,863,547
Veeva Systems, Inc. Class A (a)	502,517	30,256,549
Vocera Communications, Inc. (a)	142,408	4,172,554
		120,851,728
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	114,176	3,373,901
Bio-Rad Laboratories, Inc. Class A (a)	92,006	24,961,228
Bio-Techne Corp.	166,067	22,377,528
Bioanalytical Systems, Inc. (a)	4,687	10,968
Bruker Corp.	464,594	16,344,417
Cambrex Corp. (a)(b)	141,044	6,889,999
Charles River Laboratories International, Inc. (a)	211,597	22,048,407
ChromaDex, Inc. (a)(b)	94,205	651,899
Enzo Biochem, Inc. (a)	184,150	1,806,512
Fluidigm Corp. (a)(b)	119,521	711,150
Harvard Bioscience, Inc. (a)	111,418	367,679
INC Research Holdings, Inc. Class A (a)	249,175	9,543,403
Luminex Corp.	173,959	3,715,764
Medpace Holdings, Inc. (a)(b)	29,956	997,834
Nanostring Technologies, Inc. (a)	75,121	574,676
NeoGenomics, Inc. (a)(b)	236,614	2,186,313
Pacific Biosciences of California, Inc. (a)(b)	415,712	1,326,121
PRA Health Sciences, Inc. (a)	217,459	17,912,098
pSivida Corp. (a)(b)	200,166	252,209
		136,052,106
Pharmaceuticals - 1.4%
AcelRx Pharmaceuticals, Inc. (a)(b)	126,457	275,044
Acer Therapeutics, Inc. (a)(b)	3,397	56,424
Aclaris Therapeutics, Inc. (a)(b)	104,312	2,473,238
Adamis Pharmaceuticals Corp. (a)(b)	122,410	465,158
Aerie Pharmaceuticals, Inc. (a)(b)	157,930	10,147,003
Agile Therapeutics, Inc. (a)(b)	73,763	369,553
Akcea Therapeutics, Inc. (b)	77,026	1,470,426
Akorn, Inc. (a)(b)	405,401	13,195,803
Alimera Sciences, Inc. (a)(b)	102,415	133,652
Amphastar Pharmaceuticals, Inc. (a)(b)	158,581	3,106,602
Ampio Pharmaceuticals, Inc. (a)(b)	318,736	433,481
ANI Pharmaceuticals, Inc. (a)	38,941	2,769,095
ANI Pharmaceuticals, Inc. rights (a)(d)	58,183	1
Apricus Biosciences, Inc. (a)(b)	18,299	28,912
Aradigm Corp. (a)(b)	45,769	194,976
Aratana Therapeutics, Inc. (a)(b)	155,922	912,144
Assembly Biosciences, Inc. (a)(b)	73,589	3,672,827
AstraZeneca PLC rights (a)(d)	21,542	0
Athenex, Inc. (b)	36,811	629,836
Avexis, Inc. (a)	102,106	9,680,670
Axsome Therapeutics, Inc. (a)(b)	61,057	344,972
Bio Path Holdings, Inc. (a)(b)	346,086	95,554
Biodelivery Sciences International, Inc. (a)(b)	266,001	678,303
BioPharmX Corp. (a)(b)	259,103	32,388
Catalent, Inc. (a)	577,574	22,981,669
Clearside Biomedical, Inc. (a)(b)	56,066	399,190
Collegium Pharmaceutical, Inc. (a)(b)	84,457	1,457,728
ContraVir Pharmaceuticals, Inc. (a)(b)	235,301	115,886
Corcept Therapeutics, Inc. (a)(b)	424,087	7,608,121
Corium International, Inc. (a)(b)	110,775	1,303,822
CorMedix, Inc. (a)(b)	246,421	145,364
Cumberland Pharmaceuticals, Inc. (a)	33,632	245,850
CymaBay Therapeutics, Inc. (a)(b)	197,393	1,709,423
DepoMed, Inc. (a)(b)	279,603	1,918,077
Dermira, Inc. (a)(b)	147,210	3,768,576
Dova Pharmaceuticals, Inc. (b)	26,016	777,098
Durect Corp. (a)	600,826	630,867
Egalet Corp. (a)(b)	55,293	72,987
Endo International PLC (a)(b)	888,794	6,523,748
Endocyte, Inc. (a)(b)	169,216	847,772
Evoke Pharma, Inc. (a)(b)	15,864	42,357
Flex Pharma, Inc. (a)(b)	43,126	181,129
Gemphire Therapeutics, Inc. (a)(b)	23,191	210,574
Horizon Pharma PLC (a)	727,591	10,462,759
Impax Laboratories, Inc. (a)(b)	325,117	5,413,198
Imprimis Pharmaceuticals, Inc. (a)(b)	47,994	82,070
Innoviva, Inc. (a)(b)	359,646	4,718,556
Intersect ENT, Inc. (a)	117,996	3,604,778
Intra-Cellular Therapies, Inc. (a)(b)	203,119	3,148,345
Jaguar Health, Inc. (a)(b)	27,742	4,328
Jazz Pharmaceuticals PLC (a)	268,371	37,502,164
Juniper Pharmaceuticals, Inc. (a)	42,963	210,519
Kala Pharmaceuticals, Inc. (b)	26,201	501,749
KemPharm, Inc. (a)(b)	54,249	206,146
Lannett Co., Inc. (a)(b)	132,787	3,512,216
Lipocine, Inc. (a)(b)	73,787	263,420
Mallinckrodt PLC (a)(b)	434,298	9,476,382
Marinus Pharmaceuticals, Inc. (a)(b)	116,446	838,411
Melinta Therapeutics, Inc. (a)(b)	42,006	714,102
Mersana Therapeutics, Inc. (b)	32,098	609,862
MyoKardia, Inc. (a)	87,793	3,226,393
Nektar Therapeutics (a)(b)	702,424	37,923,872
Neos Therapeutics, Inc. (a)(b)	97,688	1,006,186
NovaBay Pharmaceuticals, Inc. (a)(b)	5,692	23,906
Novan, Inc. (a)(b)	36,199	181,357
Novus Therapeutics, Inc. (a)(b)	3,220	13,363
Ocera Therapeutics, Inc. (a)	41,015	70,956
Ocular Therapeutix, Inc. (a)(b)	99,153	408,510
Omeros Corp. (a)(b)	194,237	4,030,418
Orexigen Therapeutics, Inc. (a)(b)	43,174	69,942
Pacira Pharmaceuticals, Inc. (a)	185,742	8,581,280
Pain Therapeutics, Inc. (a)(b)	20,714	83,270
Paratek Pharmaceuticals, Inc. (a)(b)	89,723	1,691,279
Pernix Therapeutics Holdings, Inc. (a)(b)	31,117	82,771
Phibro Animal Health Corp. Class A	88,806	3,081,568
Plx Pharma PLC/New (a)	4,428	29,003
Prestige Brands Holdings, Inc. (a)(b)	233,489	10,553,703
Pulmatrix, Inc. (a)(b)	31,769	49,877
Reata Pharmaceuticals, Inc. (a)	49,848	1,266,139
Repros Therapeutics, Inc. (a)(b)	95,900	39,655
Revance Therapeutics, Inc. (a)(b)	97,298	2,700,020
Ritter Pharmaceuticals, Inc. (a)(b)	29,614	9,515
SCYNEXIS, Inc. (a)(b)	102,549	204,073
Sonoma Pharmaceuticals, Inc. (a)	13,177	65,094
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	124,734	1,584,122
Supernus Pharmaceuticals, Inc. (a)(b)	224,100	8,470,980
Teligent, Inc. (a)(b)	188,677	758,482
Tetraphase Pharmaceuticals, Inc. (a)(b)	225,292	1,446,375
The Medicines Company (a)(b)	300,352	8,710,208
TherapeuticsMD, Inc. (a)(b)	789,860	4,976,118
Theravance Biopharma, Inc. (a)(b)	178,954	5,091,241
Titan Pharmaceuticals, Inc. (a)(b)	68,182	105,682
VIVUS, Inc. (a)(b)	380,623	244,664
WAVE Life Sciences (a)(b)	61,241	2,278,165
Zogenix, Inc. (a)	151,516	5,886,397
Zynerba Pharmaceuticals, Inc. (a)(b)	45,110	621,165
		298,941,054

TOTAL HEALTH CARE		2,351,158,817

INDUSTRIALS - 13.9%
Aerospace & Defense - 1.7%
AAR Corp.	143,570	5,969,641
Aerojet Rocketdyne Holdings, Inc. (a)(b)	334,458	10,532,082
AeroVironment, Inc. (a)(b)	94,671	4,315,104
Air Industries Group, Inc. (a)	217	304
Arotech Corp. (a)	107,505	413,894
Astronics Corp. (a)(b)	86,881	3,604,693
Astronics Corp. Class B (a)(b)	7,288	302,160
Astrotech Corp. (a)	7,902	22,284
Axon Enterprise, Inc. (a)(b)	237,339	5,904,994
BWX Technologies, Inc.	438,797	27,402,873
CPI Aerostructures, Inc. (a)	20,017	184,156
Cubic Corp. (b)	113,685	7,042,786
Curtiss-Wright Corp.	195,435	24,273,027
Ducommun, Inc. (a)	49,143	1,374,530
Engility Holdings, Inc. (a)	78,098	2,279,681
Esterline Technologies Corp. (a)	122,978	8,712,991
HEICO Corp. (b)	117,423	10,610,342
HEICO Corp. Class A	200,680	15,231,612
Hexcel Corp.	394,381	24,451,622
Huntington Ingalls Industries, Inc.	199,366	48,180,781
Innovative Solutions & Support, Inc. (a)	34,266	101,427
KEYW Holding Corp. (a)(b)	214,080	1,175,299
KLX, Inc. (a)	232,402	13,040,076
Kratos Defense & Security Solutions, Inc. (a)(b)	365,466	3,811,810
Mercury Systems, Inc. (a)	216,006	11,273,353
Micronet Enertec Technologies, Inc. (a)	8,571	9,514
Moog, Inc. Class A (a)	144,025	12,113,943
National Presto Industries, Inc. (b)	22,481	2,331,280
Orbital ATK, Inc.	253,698	33,472,914
SIFCO Industries, Inc. (a)	8,947	66,208
Sparton Corp. (a)	38,996	904,707
Spirit AeroSystems Holdings, Inc. Class A	516,528	43,517,484
Teledyne Technologies, Inc. (a)	156,637	29,172,075
Triumph Group, Inc.	220,034	6,799,051
Vectrus, Inc. (a)	47,874	1,542,979
Wesco Aircraft Holdings, Inc. (a)(b)	267,984	1,983,082
		362,124,759
Air Freight & Logistics - 0.3%
Air T, Inc. (a)	1,113	26,712
Air Transport Services Group, Inc. (a)	230,300	5,584,775
Atlas Air Worldwide Holdings, Inc. (a)(b)	110,896	6,404,244
Echo Global Logistics, Inc. (a)(b)	127,579	3,444,633
Forward Air Corp.	135,469	7,708,186
Hub Group, Inc. Class A (a)	154,089	7,365,454
Radiant Logistics, Inc. (a)	144,096	693,102
XPO Logistics, Inc. (a)(b)	427,311	33,770,388
		64,997,494
Airlines - 0.3%
Allegiant Travel Co. (b)	57,825	8,789,400
Hawaiian Holdings, Inc.	235,963	10,181,803
JetBlue Airways Corp. (a)	1,429,360	30,688,359
SkyWest, Inc.	229,350	11,937,668
Spirit Airlines, Inc. (a)(b)	308,675	13,158,815
		74,756,045
Building Products - 1.2%
AAON, Inc.	180,990	6,597,086
Advanced Drain Systems, Inc. Del	174,690	4,140,153
American Woodmark Corp. (a)	63,037	6,278,485
Apogee Enterprises, Inc. (b)	129,908	6,499,297
Armstrong World Industries, Inc. (a)(b)	233,989	14,027,641
Builders FirstSource, Inc. (a)	494,154	10,080,742
Continental Building Products, Inc. (a)	175,679	4,901,444
CSW Industrials, Inc. (a)	72,814	3,502,353
GCP Applied Technologies, Inc. (a)	323,986	10,610,542
Gibraltar Industries, Inc. (a)(b)	140,820	4,632,978
GMS, Inc. (a)	133,191	4,969,356
Griffon Corp.	137,012	3,199,230
Insteel Industries, Inc.	77,676	2,139,974
Jeld-Wen Holding, Inc.	297,233	11,624,783
Lennox International, Inc. (b)	163,722	34,339,052
Masonite International Corp. (a)	130,738	9,628,854
NCI Building Systems, Inc. (a)	175,187	2,925,623
Owens Corning	484,688	42,822,185
Patrick Industries, Inc. (a)(b)	70,801	7,165,061
PGT, Inc. (a)	222,722	3,641,505
Ply Gem Holdings, Inc. (a)	97,641	1,738,010
Quanex Building Products Corp.	151,050	3,307,995
Simpson Manufacturing Co. Ltd.	194,437	11,660,387
Tecogen, Inc. New (a)(b)	6,158	15,149
Trex Co., Inc. (a)(b)	128,907	15,180,088
Universal Forest Products, Inc.	283,545	11,103,622
USG Corp. (a)(b)	398,293	15,139,117
		251,870,712
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	247,365	10,587,222
ACCO Brands Corp. (a)	492,892	6,481,530
Acme United Corp.	1,357	30,701
ADS Waste Holdings, Inc. (a)	190,695	4,448,914
Amrep Corp. (a)	2,745	19,078
Aqua Metals, Inc. (a)(b)	65,324	212,303
ARC Document Solutions, Inc. (a)	152,363	420,522
Avalon Holdings Corp. Class A (a)	128	273
Brady Corp. Class A	217,590	8,507,769
Casella Waste Systems, Inc. Class A (a)	167,872	3,579,031
CECO Environmental Corp.	121,214	655,768
Cemtrex, Inc. (b)	35,054	97,801
Cenveo, Inc. (a)(b)	27,357	24,895
Clean Harbors, Inc. (a)(b)	236,919	12,760,457
Command Security Corp. (a)	4,127	12,184
CompX International, Inc. Class A	729	9,769
Copart, Inc. (a)(b)	889,023	38,370,233
Covanta Holding Corp. (b)	578,029	8,786,041
Deluxe Corp.	219,912	15,635,743
Ecology & Environment, Inc. Class A	5,634	59,720
Ennis, Inc.	117,199	2,478,759
Essendant, Inc.	162,977	1,533,614
Fuel Tech, Inc. (a)(b)	72,552	68,932
Healthcare Services Group, Inc. (b)	321,337	16,687,030
Heritage-Crystal Clean, Inc. (a)	68,983	1,321,024
Herman Miller, Inc.	274,491	9,813,053
HNI Corp.	197,609	6,916,315
Hudson Technologies, Inc. (a)(b)	168,025	964,464
Industrial Services of America, Inc. (a)(b)	12,843	21,833
InnerWorkings, Inc. (a)(b)	199,597	2,165,627
Interface, Inc.	279,580	6,975,521
Intersections, Inc. (a)(b)	42,827	95,504
KAR Auction Services, Inc.	615,486	31,002,030
Kimball International, Inc. Class B	162,059	3,004,574
Knoll, Inc.	222,691	4,847,983
LSC Communications, Inc.	153,886	2,517,575
Matthews International Corp. Class A	146,544	8,301,718
McGrath RentCorp.	106,286	5,080,471
Mobile Mini, Inc.	195,778	7,028,430
Msa Safety, Inc.	148,568	12,776,848
Multi-Color Corp.	61,479	4,703,144
NL Industries, Inc. (a)	19,361	297,191
Odyssey Marine Exploration, Inc. (a)(b)	21,390	82,565
Performant Financial Corp. (a)	101,625	182,925
Perma-Fix Environmental Services, Inc. (a)	24,334	96,119
Pitney Bowes, Inc.	833,969	8,898,449
Quad/Graphics, Inc.	135,690	3,054,382
Quest Resource Holding Corp. (a)(b)	36,362	72,724
R.R. Donnelley & Sons Co.	314,030	2,948,742
Rollins, Inc. (b)	426,917	19,787,603
SP Plus Corp. (a)	98,466	3,859,867
Steelcase, Inc. Class A	394,969	6,003,529
Team, Inc. (a)(b)	135,303	1,860,416
Tetra Tech, Inc.	260,091	13,004,550
The Brink's Co.	220,435	17,822,170
U.S. Ecology, Inc.	96,736	4,977,067
UniFirst Corp.	71,897	11,755,160
Viad Corp.	92,139	5,307,206
Virco Manufacturing Co. (a)	17,110	94,961
VSE Corp.	36,031	1,721,201
		340,831,230
Construction & Engineering - 0.7%
AECOM (a)(b)	700,621	26,273,288
Aegion Corp. (a)	149,994	4,144,334
Ameresco, Inc. Class A (a)	69,482	590,597
Argan, Inc. (b)	64,740	3,819,660
Chicago Bridge & Iron Co. NV (b)	449,351	7,333,408
Comfort Systems U.S.A., Inc.	169,941	7,298,966
Dycom Industries, Inc. (a)(b)	136,274	14,631,739
EMCOR Group, Inc.	259,494	20,959,330
Goldfield Corp.	101,619	442,043
Granite Construction, Inc.	173,385	11,507,562
Great Lakes Dredge & Dock Corp. (a)	250,064	1,250,320
HC2 Holdings, Inc. (a)	149,409	815,773
Ies Holdings, Inc. (a)(b)	36,498	647,840
KBR, Inc.	624,322	11,706,038
Keane Group, Inc. (b)	138,374	2,070,075
Layne Christensen Co. (a)(b)	94,105	1,220,542
MasTec, Inc. (a)(b)	289,826	12,998,696
MYR Group, Inc. (a)	77,211	2,745,623
Northwest Pipe Co. (a)(b)	42,043	766,444
NV5 Holdings, Inc. (a)(b)	35,335	1,959,326
Orion Group Holdings, Inc. (a)	118,649	921,903
Primoris Services Corp.	176,834	4,949,584
Sterling Construction Co., Inc. (a)	119,336	2,046,612
Tutor Perini Corp. (a)(b)	176,871	4,457,149
Valmont Industries, Inc.	100,670	17,395,776
		162,952,628
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	28,596	912,498
American Electric Technologies, Inc. (a)	11,601	17,982
American Superconductor Corp. (a)(b)	66,860	222,644
AZZ, Inc.	113,590	5,463,679
Babcock & Wilcox Enterprises, Inc. (a)(b)	206,668	971,340
Broadwind Energy, Inc. (a)	61,516	144,563
Capstone Turbine Corp. (a)(b)	133,485	105,453
Digital Power Corp. (a)(b)	4,632	7,874
Encore Wire Corp.	89,061	4,150,243
Energous Corp. (a)(b)	80,549	671,779
Energy Focus, Inc. (a)(b)	31,432	85,495
EnerSys	191,831	13,253,604
Enphase Energy, Inc. (a)(b)	263,005	762,715
EnSync, Inc. (a)(b)	116,581	39,649
Espey Manufacturing & Electronics Corp.	5,358	122,913
FuelCell Energy, Inc. (a)(b)	287,289	491,264
Generac Holdings, Inc. (a)(b)	277,773	13,658,098
General Cable Corp.	226,028	4,859,602
Hamilton Beach Brands Holding Co. Class A	30,184	862,659
Hubbell, Inc. Class B	237,370	29,858,772
Ideal Power, Inc. (a)(b)	18,012	32,962
LSI Industries, Inc.	102,850	718,922
Ocean Power Technologies, Inc. (a)(b)	72,243	91,387
Orion Energy Systems, Inc. (a)(b)	83,634	76,943
Plug Power, Inc. (a)(b)	1,155,153	2,737,713
Polar Power, Inc. (b)	7,315	36,575
Powell Industries, Inc.	39,054	1,096,246
Preformed Line Products Co.	11,919	995,117
Real Goods Solar, Inc. (a)(b)	43,365	68,517
Regal Beloit Corp.	197,964	15,233,330
Revolution Lighting Technologies, Inc. (a)(b)	38,380	173,478
Sensata Technologies Holding BV (a)(b)	754,485	37,686,526
Sunrun, Inc. (a)(b)	291,244	1,630,966
Sunworks, Inc. (a)	47,552	48,503
Thermon Group Holdings, Inc. (a)(b)	144,076	3,351,208
TPI Composites, Inc. (a)	67,536	1,279,132
Ultralife Corp. (a)	43,594	285,541
Vicor Corp. (a)	66,375	1,496,756
Vivint Solar, Inc. (a)(b)	111,777	396,808
		144,099,456
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	275,632	31,689,411
ITT, Inc.	388,056	21,032,635
Raven Industries, Inc.	161,156	6,156,159
		58,878,205
Machinery - 3.9%
Actuant Corp. Class A (b)	270,996	7,154,294
AGCO Corp.	282,961	20,027,980
Alamo Group, Inc.	54,346	6,410,111
Albany International Corp. Class A (b)	129,645	8,388,032
Allison Transmission Holdings, Inc. (b)	615,855	25,274,689
Altra Industrial Motion Corp.	139,829	6,795,689
American Railcar Industries, Inc. (b)	34,464	1,396,481
ARC Group Worldwide, Inc. (a)	25,827	58,111
Art's-Way Manufacturing Co., Inc. (a)	9,831	26,544
Astec Industries, Inc.	88,018	4,873,557
Barnes Group, Inc.	219,896	14,572,508
Blue Bird Corp. (a)(b)	45,864	894,348
Briggs & Stratton Corp.	195,366	4,864,613
Chart Industries, Inc. (a)	134,764	6,560,312
Chicago Rivet & Machine Co.	772	23,778
CIRCOR International, Inc.	73,485	3,559,613
Colfax Corp. (a)	436,120	16,249,831
Columbus McKinnon Corp. (NY Shares)	93,121	3,719,253
Commercial Vehicle Group, Inc. (a)	112,254	1,250,510
Crane Co.	221,887	18,942,493
Dmc Global, Inc.	55,020	1,108,653
Donaldson Co., Inc.	581,037	28,993,746
Douglas Dynamics, Inc.	103,727	4,226,875
Eastern Co.	27,488	791,654
Energy Recovery, Inc. (a)(b)	154,766	1,738,022
EnPro Industries, Inc.	95,977	8,289,533
ESCO Technologies, Inc.	113,837	7,439,248
ExOne Co. (a)(b)	41,005	499,851
Federal Signal Corp.	258,672	5,561,448
Franklin Electric Co., Inc.	171,998	7,963,507
FreightCar America, Inc.	54,073	906,804
Gardner Denver Holdings, Inc. (b)	190,573	6,176,471
Gencor Industries, Inc. (a)	30,519	549,342
Global Brass & Copper Holdings, Inc.	97,132	3,360,767
Gorman-Rupp Co.	78,540	2,586,322
Graco, Inc.	245,098	32,252,446
Graham Corp.	37,894	751,817
Greenbrier Companies, Inc. (b)	126,722	6,336,100
Hardinge, Inc.	38,805	662,013
Harsco Corp. (a)	358,982	6,479,625
Hillenbrand, Inc.	279,706	12,740,608
Hurco Companies, Inc.	24,930	1,111,878
Hyster-Yale Materials Handling Class A	43,248	3,668,728
IDEX Corp. (b)	336,270	45,588,124
Jason Industries, Inc. (a)	35,118	70,236
John Bean Technologies Corp. (b)	144,109	17,257,053
Kadant, Inc.	49,681	5,082,366
Kennametal, Inc.	359,792	16,773,503
Key Technology, Inc. (a)	12,346	209,512
L.B. Foster Co. Class A (a)	42,631	984,776
Lincoln Electric Holdings, Inc.	270,985	24,697,573
Lindsay Corp. (b)	47,752	4,480,570
LiqTech International, Inc. (a)	90,569	43,926
Lydall, Inc. (a)	78,806	4,338,270
Manitex International, Inc. (a)	52,326	434,829
Manitowoc Co., Inc. (a)(b)	157,256	6,318,546
Meritor, Inc. (a)	398,219	9,947,511
MFRI, Inc. (a)	13,428	120,852
Middleby Corp. (a)(b)	250,973	32,004,077
Milacron Holdings Corp. (a)	212,412	3,744,824
Miller Industries, Inc.	43,433	1,211,781
Mueller Industries, Inc.	262,365	9,550,086
Mueller Water Products, Inc. Class A	699,067	8,731,347
Navistar International Corp. New (a)(b)	289,202	11,773,413
NN, Inc.	117,774	3,291,783
Nordson Corp.	221,546	28,437,645
Omega Flex, Inc.	25,039	1,617,019
Oshkosh Corp.	328,522	29,580,121
Park-Ohio Holdings Corp.	37,253	1,732,265
ProPetro Holding Corp. (b)	257,099	4,825,748
Proto Labs, Inc. (a)(b)	109,903	10,572,669
RBC Bearings, Inc. (a)	108,095	14,425,278
Rexnord Corp. (a)	464,832	11,583,613
Spartan Motors, Inc.	147,713	2,356,022
SPX Corp. (a)	185,849	5,926,725
SPX Flow, Inc. (a)	193,553	8,665,368
Standex International Corp.	55,773	5,967,711
Sun Hydraulics Corp.	120,806	7,328,092
Taylor Devices, Inc. (a)	3,820	46,833
Tennant Co.	79,161	5,208,794
Terex Corp. (b)	381,486	17,838,285
The L.S. Starrett Co. Class A	20,536	170,449
Timken Co.	306,017	15,270,248
Titan International, Inc.	216,636	2,593,133
Toro Co.	472,830	30,852,158
TriMas Corp. (a)	200,113	5,182,927
Trinity Industries, Inc. (b)	652,860	23,274,459
Twin Disc, Inc. (a)(b)	35,431	995,611
Wabash National Corp. (b)	259,988	5,238,758
WABCO Holdings, Inc. (a)	220,037	32,884,530
Wabtec Corp. (b)	374,327	28,785,746
Watts Water Technologies, Inc. Class A	128,748	9,578,851
Woodward, Inc.	242,722	18,774,547
WSI Industries, Inc. (a)	5,668	17,571
Xerium Technologies, Inc. (a)	47,721	203,291
		831,827,630
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)(b)	38,097	433,163
Kirby Corp. (a)(b)	236,140	15,892,222
Matson, Inc.	198,804	5,799,113
Rand Logistics, Inc. (a)	41,510	11,627
		22,136,125
Professional Services - 1.0%
Acacia Research Corp. (a)	246,355	1,034,691
Barrett Business Services, Inc.	30,306	2,011,106
BG Staffing, Inc.	29,747	466,135
CBIZ, Inc. (a)	268,820	3,965,095
Cogint, Inc. (a)(b)	182,373	775,085
CRA International, Inc.	36,975	1,671,270
DLH Holdings Corp. (a)	2,300	14,536
Dun & Bradstreet Corp.	162,164	19,964,010
Exponent, Inc.	117,241	8,851,696
Forrester Research, Inc.	46,079	2,140,370
Franklin Covey Co. (a)	52,794	1,061,159
FTI Consulting, Inc. (a)(b)	185,927	7,996,720
General Employment Enterprises, Inc. (a)(b)	3,794	10,775
GP Strategies Corp. (a)	68,198	1,568,554
Heidrick & Struggles International, Inc.	82,403	2,060,075
Hill International, Inc. (a)	149,735	853,490
Hudson Global, Inc. (a)	74,637	100,014
Huron Consulting Group, Inc. (a)	98,046	4,010,081
ICF International, Inc. (a)	87,475	4,728,024
Insperity, Inc.	83,293	9,820,245
Kelly Services, Inc. Class A (non-vtg.)	143,305	4,177,341
Kforce, Inc.	107,981	2,807,506
Korn/Ferry International	251,900	11,043,296
Lightbridge Corp. (a)(b)	12,874	13,131
Manpower, Inc.	295,868	38,137,385
Marathon Patent Group, Inc. (a)(b)	7,456	31,092
Mastech Digital, Inc. (a)	3,140	31,840
MISTRAS Group, Inc. (a)	76,579	1,757,488
Navigant Consulting, Inc. (a)	207,969	3,990,925
On Assignment, Inc. (a)	216,523	13,848,811
Pendrell Corp.	74,270	510,978
RCM Technologies, Inc.	26,829	180,559
Resources Connection, Inc.	147,742	2,371,259
RPX Corp.	214,024	2,822,977
Spherix, Inc. (a)(b)	4,801	6,433
TransUnion Holding Co., Inc. (a)	659,017	36,588,624
TriNet Group, Inc. (a)	182,827	8,183,337
TrueBlue, Inc. (a)	193,372	5,501,433
Volt Information Sciences, Inc. (a)	57,341	217,896
WageWorks, Inc. (a)	178,840	11,472,586
Willdan Group, Inc. (a)(b)	32,802	831,203
		217,629,231
Road & Rail - 0.9%
AMERCO (b)	28,916	10,718,294
ArcBest Corp.	116,882	4,423,984
Avis Budget Group, Inc. (a)(b)	324,491	12,363,107
Celadon Group, Inc. (b)	115,770	891,429
Covenant Transport Group, Inc. Class A (a)	52,825	1,582,637
Daseke, Inc. (a)(b)	186,635	2,368,398
Genesee & Wyoming, Inc. Class A (a)(b)	269,388	21,233,162
Heartland Express, Inc.	226,325	5,169,263
Landstar System, Inc.	182,950	18,880,440
Marten Transport Ltd.	176,402	3,554,500
Old Dominion Freight Lines, Inc.	305,942	39,539,944
P.A.M. Transportation Services, Inc. (a)	12,026	461,558
Patriot Transportation Holding, Inc. (a)	5,823	101,903
Roadrunner Transportation Systems, Inc. (a)	119,733	1,024,914
Ryder System, Inc.	227,506	18,764,695
Saia, Inc. (a)	114,875	7,558,775
Schneider National, Inc. Class B (b)	141,715	3,717,184
Swift Transporation Co.	559,263	23,869,345
U.S.A. Truck, Inc. (a)	31,657	592,619
Universal Logistics Holdings, Inc.	36,649	855,754
Werner Enterprises, Inc. (b)	192,509	7,353,844
YRC Worldwide, Inc. (a)	143,374	1,766,368
		186,792,117
Trading Companies & Distributors - 1.1%
AeroCentury Corp. (a)	740	11,596
Air Lease Corp. Class A	427,683	18,518,674
Aircastle Ltd.	248,136	6,079,332
Applied Industrial Technologies, Inc.	174,899	11,184,791
Beacon Roofing Supply, Inc. (a)	292,707	18,756,665
BlueLinx Corp. (a)	35,372	334,973
BMC Stock Holdings, Inc. (a)(b)	269,547	6,226,536
CAI International, Inc. (a)	69,862	2,392,774
DXP Enterprises, Inc. (a)	67,444	1,874,943
EnviroStar, Inc. (b)	8,419	236,574
GATX Corp. (b)	173,209	10,938,148
General Finance Corp. (a)	1,148	7,232
H&E Equipment Services, Inc.	137,617	5,117,976
HD Supply Holdings, Inc. (a)	818,828	30,280,259
Herc Holdings, Inc. (a)	123,012	7,279,850
Houston Wire & Cable Co. (a)	69,133	470,104
Huttig Building Products, Inc. (a)(b)	74,305	506,760
Kaman Corp. (b)	123,042	7,340,686
Lawson Products, Inc. (a)	23,255	598,816
MRC Global, Inc. (a)	424,109	6,662,752
MSC Industrial Direct Co., Inc. Class A	196,943	17,738,656
Nexeo Solutions, Inc. (a)	267,934	2,124,717
Now, Inc. (a)(b)	493,682	5,094,798
Rush Enterprises, Inc. Class A (a)	159,993	7,793,259
SiteOne Landscape Supply, Inc. (a)(b)	175,170	13,099,213
Titan Machinery, Inc. (a)	71,633	1,361,027
Transcat, Inc. (a)	4,785	66,990
Triton International Ltd.	203,270	8,043,394
Univar, Inc. (a)(b)	449,956	13,255,704
Veritiv Corp. (a)	49,470	1,348,058
Watsco, Inc.	132,311	22,162,093
WESCO International, Inc. (a)	206,108	13,510,379
Willis Lease Finance Corp. (a)	19,324	507,062
		240,924,791
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	336,449	22,468,064
SEACOR Marine Holdings, Inc. (b)	70,798	867,276
Yangtze River Development Ltd. (a)(b)	30,843	477,758
		23,813,098

TOTAL INDUSTRIALS		2,983,633,521

INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.5%
ADTRAN, Inc.	213,624	4,934,714
Aerohive Networks, Inc. (a)(b)	133,582	721,343
Applied Optoelectronics, Inc. (a)(b)	84,145	3,673,771
Arista Networks, Inc. (a)(b)	203,445	47,427,098
Arris International PLC (a)	789,418	23,658,857
Aviat Networks, Inc. (a)	18,281	288,109
Black Box Corp.	75,745	268,895
CalAmp Corp. (a)(b)	157,687	3,603,148
Calix Networks, Inc. (a)	185,025	1,221,165
Carvana Co. Class A (b)	74,689	1,210,709
Ciena Corp. (a)(b)	619,880	13,482,390
Clearfield, Inc. (a)(b)	45,932	670,607
ClearOne, Inc.	17,545	123,692
CommScope Holding Co., Inc. (a)	851,551	30,647,320
Communications Systems, Inc.	9,294	35,503
Comtech Telecommunications Corp.	104,409	2,262,543
Dasan Zhone Solutions, Inc. (a)	16,898	140,591
Digi International, Inc. (a)	109,744	1,124,876
EchoStar Holding Corp. Class A (a)	217,069	12,991,580
EMCORE Corp. (a)	119,065	928,707
Extreme Networks, Inc. (a)	483,497	6,212,936
Finisar Corp. (a)(b)	493,602	9,876,976
Harmonic, Inc. (a)(b)	354,615	1,489,383
Infinera Corp. (a)(b)	641,831	4,646,856
InfoSonics Corp. (a)(b)	8,388	12,582
InterDigital, Inc.	156,562	11,914,368
KVH Industries, Inc. (a)	54,401	587,531
Lantronix, Inc. (a)	2,994	5,988
Lumentum Holdings, Inc. (a)(b)	270,512	14,621,174
NETGEAR, Inc. (a)(b)	146,517	7,545,626
NetScout Systems, Inc. (a)(b)	418,975	13,009,174
Network-1 Security Solutions, Inc.	45,735	109,764
Oclaro, Inc. (a)(b)	733,831	5,224,877
Optical Cable Corp. (a)	11,466	28,665
Palo Alto Networks, Inc. (a)	403,854	58,861,721
Parkervision, Inc. (a)(b)	61,776	81,544
PC-Tel, Inc.	66,388	487,288
Plantronics, Inc.	152,688	7,988,636
Relm Wireless Corp.	69,394	260,228
Resonant, Inc. (a)(b)	9,244	65,725
Sonus Networks, Inc. (a)(b)	234,277	1,820,332
Technical Communications Corp. (a)	2,835	13,608
Tessco Technologies, Inc.	22,372	380,324
Ubiquiti Networks, Inc. (a)(b)	110,347	7,374,490
ViaSat, Inc. (a)(b)	237,802	17,654,420
Viavi Solutions, Inc. (a)	994,806	9,321,332
Westell Technologies, Inc. Class A (a)	37,506	153,024
xG Technology, Inc. (a)(b)	3,477	5,668
		329,169,858
Electronic Equipment & Components - 3.6%
ADDvantage Technologies Group, Inc. (a)	11,928	17,534
Akoustis Technologies, Inc. (a)(b)	45,754	311,127
Anixter International, Inc. (a)	125,022	8,939,073
Applied DNA Sciences, Inc. (a)(b)	85,045	199,005
Arrow Electronics, Inc. (a)	390,763	31,546,297
Avnet, Inc.	527,683	21,851,353
AVX Corp.	278,802	5,057,468
Badger Meter, Inc. (b)	128,072	5,942,541
Bel Fuse, Inc. Class B (non-vtg.)	44,160	1,185,696
Belden, Inc. (b)	185,976	15,750,307
Benchmark Electronics, Inc. (a)	225,726	6,884,643
Cardtronics PLC (a)	198,745	3,722,494
CDW Corp.	677,162	47,408,112
ClearSign Combustion Corp. (a)(b)	63,125	143,609
Cognex Corp.	383,092	53,085,058
Coherent, Inc. (a)(b)	108,567	31,697,221
Control4 Corp. (a)(b)	85,484	2,841,488
CTS Corp.	140,891	3,839,280
CUI Global, Inc. (a)(b)	87,433	236,943
Daktronics, Inc.	173,183	1,659,093
Data I/O Corp. (a)	25,864	337,784
Dell Technologies, Inc. (a)	888,280	69,499,027
Digital Ally, Inc. (a)(b)	15,000	36,000
Dolby Laboratories, Inc. Class A	261,397	16,253,665
Dynasil Corp. of America (a)	9,408	12,042
Echelon Corp. (a)	10,844	51,617
Electro Scientific Industries, Inc. (a)	156,262	3,739,350
eMagin Corp. (a)(b)	60,537	111,993
ePlus, Inc. (a)	62,413	5,067,936
Fabrinet (b)	169,751	5,416,754
FARO Technologies, Inc. (a)	72,512	3,792,378
Fitbit, Inc. (a)(b)	713,339	4,893,506
Frequency Electronics, Inc. (a)	18,354	172,161
I. D. Systems Inc. (a)	43,008	296,755
Identiv, Inc. (a)	40,037	127,318
IEC Electronics Corp. (a)	18,101	74,576
II-VI, Inc. (a)	244,569	11,592,571
Image Sensing Systems, Inc. (a)(b)	9,763	31,730
Insight Enterprises, Inc. (a)	156,429	6,100,731
Intellicheck, Inc. (a)(b)	10,716	24,325
IntriCon Corp. (a)	8,644	151,702
IPG Photonics Corp. (a)	166,701	38,171,195
Iteris, Inc. (a)(b)	124,948	800,917
Itron, Inc. (a)	150,507	9,700,176
Jabil, Inc.	796,263	22,972,188
KEMET Corp. (a)(b)	214,730	3,311,137
KEY Tronic Corp. (a)	23,864	180,650
Keysight Technologies, Inc. (a)	820,324	35,684,094
Kimball Electronics, Inc. (a)	122,862	2,561,673
Knowles Corp. (a)(b)	397,367	6,274,425
LGL Group, Inc. (a)	5,265	29,800
LightPath Technologies, Inc. Class A (a)(b)	76,597	191,493
Littelfuse, Inc.	100,418	20,374,812
LRAD Corp. (a)	77,211	164,459
Luna Innovations, Inc. (a)	137,097	322,178
Maxwell Technologies, Inc. (a)(b)	125,294	696,635
Mesa Laboratories, Inc.	15,120	2,034,850
Methode Electronics, Inc. Class A	168,150	7,919,865
MicroVision, Inc. (a)(b)	347,500	587,275
MTS Systems Corp.	73,708	4,120,277
Napco Security Technolgies, Inc. (a)	36,465	364,650
National Instruments Corp.	473,206	20,797,404
Neonode, Inc. (a)(b)	121,979	98,803
NetList, Inc. (a)(b)	140,493	44,958
Novanta, Inc. (a)	142,511	6,854,779
OSI Systems, Inc. (a)(b)	81,512	7,063,830
Par Technology Corp. (a)	27,309	238,134
Park Electrochemical Corp.	84,819	1,620,043
PC Connection, Inc.	76,692	2,102,128
PC Mall, Inc. (a)(b)	33,187	326,892
Perceptron, Inc. (a)	33,349	348,831
Plexus Corp. (a)	155,046	9,691,925
RadiSys Corp. (a)	140,804	105,110
Research Frontiers, Inc. (a)(b)	71,977	74,136
RF Industries Ltd.	13,982	32,159
Richardson Electronics Ltd.	36,856	245,461
Rogers Corp. (a)	80,748	13,008,503
Sanmina Corp. (a)	333,975	11,355,150
ScanSource, Inc. (a)	112,049	4,033,764
Sigmatron International, Inc. (a)	11,463	110,733
Superconductor Technologies, Inc. (a)(b)	28,777	29,640
SYNNEX Corp. (b)	128,283	17,472,145
Systemax, Inc.	60,715	1,851,808
Tech Data Corp. (a)	151,995	14,697,917
Trimble, Inc. (a)	1,117,122	46,907,953
TTM Technologies, Inc. (a)(b)	403,944	6,596,406
Universal Display Corp.	185,553	33,585,093
VeriFone Systems, Inc. (a)	501,200	8,690,808
Vishay Intertechnology, Inc.	622,274	13,627,801
Vishay Precision Group, Inc. (a)	49,281	1,365,084
Wayside Technology Group, Inc.	13,442	210,367
Wireless Telecom Group, Inc. (a)	35,461	86,170
Zebra Technologies Corp. Class A (a)	234,031	25,818,300
		775,657,247
Internet Software & Services - 2.4%
2U, Inc. (a)(b)	225,640	14,463,524
Actua Corp. (a)	161,479	2,502,925
Alarm.com Holdings, Inc. (a)	109,154	4,474,222
Amber Road, Inc. (a)	59,273	435,064
ANGI Homeservices, Inc. Class A (a)(b)	238,590	2,762,872
AppFolio, Inc. (a)	54,022	2,331,049
Apptio, Inc. Class A (a)	37,569	838,164
Autoweb, Inc. (a)	47,015	396,807
Bazaarvoice, Inc. (a)(b)	361,054	1,967,744
Benefitfocus, Inc. (a)(b)	103,236	2,797,696
BlackLine, Inc. (a)(b)	69,473	2,547,575
Blucora, Inc. (a)	196,482	4,037,705
Box, Inc. Class A (a)(b)	463,664	9,750,854
Bridgeline Digital, Inc. (a)(b)	970	2,512
Brightcove, Inc. (a)	145,383	1,075,834
BroadVision, Inc. (a)	7,417	28,555
Carbonite, Inc. (a)(b)	99,504	2,393,071
Care.com, Inc. (a)(b)	70,954	1,345,997
ChannelAdvisor Corp. (a)	104,787	901,168
Cloudera, Inc. (b)	355,227	5,623,243
CommerceHub, Inc.:
Series A (a)(b)	53,243	1,217,135
Series C (a)	122,837	2,636,082
Cornerstone OnDemand, Inc. (a)	231,027	8,541,068
CoStar Group, Inc. (a)	157,311	47,975,136
Coupa Software, Inc. (a)	137,304	4,864,681
Determine, Inc. (a)(b)	73,216	123,003
DHI Group, Inc. (a)	207,864	384,548
eGain Communications Corp. (a)	49,320	175,086
Endurance International Group Holdings, Inc. (a)(b)	330,404	3,089,277
Envestnet, Inc. (a)	200,566	9,857,819
Etsy, Inc. (a)(b)	479,251	7,888,471
Five9, Inc. (a)	238,014	5,833,723
GlowPoint, Inc. (a)(b)	321,954	121,087
GoDaddy, Inc. (a)	344,307	16,750,536
Gogo, Inc. (a)(b)	269,962	2,972,282
GrubHub, Inc. (a)(b)	381,252	25,757,385
GTT Communications, Inc. (a)(b)	144,172	5,831,757
Hortonworks, Inc. (a)	202,925	3,857,604
IAC/InterActiveCorp (a)	323,043	41,113,683
Instructure, Inc. (a)	85,826	2,982,454
Internap Network Services Corp. (a)(b)	61,088	1,087,977
Inuvo, Inc. (a)(b)	97,208	90,403
iPass, Inc. (a)	412,177	265,689
Issuer Direct Corp.	35,897	619,223
Izea, Inc. (a)(b)	24,901	115,790
j2 Global, Inc.	210,591	15,891,197
Leaf Group Ltd. (a)	42,441	350,138
Limelight Networks, Inc. (a)	392,986	1,909,912
Liquidity Services, Inc. (a)	96,138	552,794
LivePerson, Inc. (a)	236,704	2,627,414
LogMeIn, Inc.	232,572	27,676,068
Marchex, Inc. Class B (a)	112,959	372,765
Marin Software, Inc. (a)	11,020	104,690
Match Group, Inc. (a)(b)	222,150	6,531,210
MeetMe, Inc. (a)(b)	309,415	785,914
MINDBODY, Inc. (a)(b)	137,891	4,495,247
MuleSoft, Inc. Class A	74,726	1,714,962
Net Element International, Inc. (a)(b)	15,898	68,202
New Relic, Inc. (a)(b)	182,790	10,287,421
NIC, Inc.	307,278	5,100,815
NumereX Corp. Class A (a)	50,190	202,266
Nutanix, Inc. Class A (a)(b)	257,694	8,452,363
Okta, Inc. (b)	84,533	2,469,209
Ominto, Inc. (a)(b)	33,150	152,159
Pandora Media, Inc. (a)(b)	1,083,008	5,415,040
Professional Diversity Network, Inc. (a)(b)	5,792	27,686
Q2 Holdings, Inc. (a)	146,114	6,114,871
QuinStreet, Inc. (a)	158,196	1,691,115
Qumu Corp. (a)	84,064	201,754
Quotient Technology, Inc. (a)(b)	329,193	3,917,397
Reis, Inc.	36,313	787,992
Remark Holdings, Inc. (a)(b)	71,854	644,530
SecureWorks Corp. (a)(b)	52,243	513,026
ShotSpotter, Inc. (b)	15,219	197,999
Shutterstock, Inc. (a)(b)	84,939	3,609,058
SPS Commerce, Inc. (a)	75,905	3,830,166
Stamps.com, Inc. (a)(b)	69,417	11,689,823
Support.com, Inc. (a)	55,905	133,613
Synacor, Inc. (a)(b)	121,700	298,165
TechTarget, Inc. (a)	66,813	934,714
Telaria, Inc. (a)	117,265	473,751
The Trade Desk, Inc. (a)(b)	84,735	4,163,878
Tintri, Inc. (b)	35,517	189,306
Travelzoo, Inc. (a)	32,602	195,612
TrueCar, Inc. (a)(b)	329,116	4,011,924
Twilio, Inc. Class A (a)(b)	273,888	7,301,854
Twitter, Inc. (a)	2,828,277	58,205,941
Veritone, Inc. (b)	14,089	337,572
Web.com Group, Inc. (a)(b)	229,327	5,274,521
XO Group, Inc. (a)	113,629	2,196,449
Yelp, Inc. (a)	331,445	14,765,875
Yext, Inc. (b)	66,767	955,436
YuMe, Inc.	148,498	528,653
Zillow Group, Inc.:
Class A (a)(b)	235,990	9,689,749
Class C (a)(b)	444,694	18,250,242
		511,120,938
IT Services - 3.2%
Acxiom Corp. (a)(b)	343,364	9,356,669
ALJ Regional Holdings, Inc. (a)	9,858	36,080
Blackhawk Network Holdings, Inc. (a)(b)	254,306	9,345,746
Booz Allen Hamilton Holding Corp. Class A	655,949	25,378,667
Broadridge Financial Solutions, Inc.	517,888	46,744,571
CACI International, Inc. Class A (a)	107,395	14,170,770
Cass Information Systems, Inc.	39,706	2,704,376
Computer Task Group, Inc. (a)	44,089	228,822
Conduent, Inc.	851,017	12,986,519
Convergys Corp. (b)	415,336	10,250,492
CoreLogic, Inc. (a)	383,089	16,706,511
CSG Systems International, Inc.	151,676	6,960,412
CSP, Inc.	3,555	38,039
DST Systems, Inc.	274,036	17,149,173
Edgewater Technology, Inc. (a)	28,583	178,930
EPAM Systems, Inc. (a)	217,379	22,050,926
Euronet Worldwide, Inc. (a)(b)	233,405	21,321,547
Everi Holdings, Inc. (a)	288,895	2,354,494
EVERTEC, Inc.	265,835	3,695,107
ExlService Holdings, Inc. (a)	155,709	9,557,418
First Data Corp. Class A (a)	1,877,048	30,877,440
FleetCor Technologies, Inc. (a)	406,644	73,956,344
Genpact Ltd.	581,636	18,751,945
Hackett Group, Inc.	109,633	1,790,307
Helios and Matheson Analytics, Inc. (a)(b)	11,167	152,095
Information Services Group, Inc. (a)	108,930	492,364
Innodata, Inc. (a)	58,124	69,168
Jack Henry & Associates, Inc.	335,576	38,698,624
Leidos Holdings, Inc.	635,298	40,385,894
ManTech International Corp. Class A	116,151	5,921,378
Mattersight Corp. (a)	47,315	127,751
Maximus, Inc.	289,307	19,985,328
ModusLink Global Solutions, Inc. (a)(b)	128,863	211,335
MoneyGram International, Inc. (a)(b)	122,493	1,744,300
Perficient, Inc. (a)	156,395	3,027,807
PFSweb, Inc. (a)	60,946	432,717
Planet Payment, Inc. (a)	177,497	798,737
Presidio, Inc. (b)	103,875	1,603,830
PRG-Schultz International, Inc. (a)	115,194	869,715
Sabre Corp. (b)	914,345	18,204,609
Science Applications International Corp.	196,197	14,557,817
ServiceSource International, Inc. (a)	263,840	757,221
Square, Inc. (a)(b)	1,103,308	43,271,740
StarTek, Inc. (a)	46,338	454,112
Sykes Enterprises, Inc. (a)	182,449	5,805,527
Syntel, Inc. (a)(b)	175,574	4,496,450
Teletech Holdings, Inc.	72,337	2,929,649
Teradata Corp. (a)(b)	559,832	21,279,214
Travelport Worldwide Ltd.	565,401	7,570,719
Unisys Corp. (a)(b)	234,063	1,813,988
Vantiv, Inc. (a)(b)	708,654	53,149,050
Virtusa Corp. (a)	123,714	5,734,144
WEX, Inc. (a)	173,407	22,320,949
WidePoint Corp. (a)(b)	269,166	183,033
WPCS International, Inc. (a)(b)	40,159	49,797
		673,690,367
Semiconductors & Semiconductor Equipment - 2.8%
Acacia Communications, Inc. (a)(b)	84,057	3,251,325
Adesto Technologies Corp. (a)	48,935	401,267
Advanced Energy Industries, Inc. (a)	177,606	13,315,122
AEHR Test Systems (a)	79,166	201,873
Alpha & Omega Semiconductor Ltd. (a)	85,665	1,508,561
Amkor Technology, Inc. (a)	574,885	6,076,534
Amtech Systems, Inc. (a)	54,052	534,034
Axcelis Technologies, Inc. (a)	136,897	4,380,704
AXT, Inc. (a)(b)	166,392	1,605,683
Brooks Automation, Inc.	309,179	7,695,465
Cabot Microelectronics Corp.	110,101	10,604,928
Cavium, Inc. (a)(b)	303,321	25,927,879
Ceva, Inc. (a)	96,147	4,566,983
Cirrus Logic, Inc. (a)	285,658	15,779,748
Cohu, Inc.	124,418	2,831,754
Cree, Inc. (a)(b)	430,758	15,309,139
CVD Equipment Corp. (a)(b)	12,898	161,870
CyberOptics Corp. (a)(b)	32,417	515,430
Cypress Semiconductor Corp. (b)	1,440,585	23,063,766
Diodes, Inc. (a)	175,145	5,131,749
DSP Group, Inc. (a)	100,061	1,305,796
Entegris, Inc.	635,201	19,246,590
Experi Corp.	219,637	4,238,994
First Solar, Inc. (a)	358,283	22,249,374
FormFactor, Inc. (a)	312,733	5,128,821
GSI Technology, Inc. (a)	65,735	523,908
Ichor Holdings Ltd. (b)	77,562	2,203,536
Impinj, Inc. (a)(b)	78,484	1,998,987
Inphi Corp. (a)(b)	183,601	7,540,493
Integrated Device Technology, Inc. (a)	583,008	17,542,711
Intermolecular, Inc. (a)	45,789	60,899
Intest Corp. (a)	34,005	295,844
IXYS Corp. (a)	117,193	2,847,790
Kopin Corp. (a)(b)	265,387	854,546
Kulicke & Soffa Industries, Inc. (a)	322,075	7,997,122
Lattice Semiconductor Corp. (a)	557,001	3,269,596
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	178,869	5,829,341
Marvell Technology Group Ltd.	1,931,431	43,148,169
Maxim Integrated Products, Inc.	1,246,137	65,210,349
MaxLinear, Inc. Class A (a)(b)	267,497	7,064,596
Microsemi Corp. (a)	512,536	27,087,528
MKS Instruments, Inc.	239,191	22,555,711
Monolithic Power Systems, Inc.	171,099	20,249,567
MoSys, Inc. (a)(b)	16,576	19,394
Nanometrics, Inc. (a)	114,026	2,868,894
NeoPhotonics Corp. (a)(b)	134,183	952,699
NVE Corp.	22,496	1,881,116
ON Semiconductor Corp. (a)(b)	1,844,767	37,042,921
PDF Solutions, Inc. (a)(b)	125,323	2,267,093
Photronics, Inc. (a)	325,040	3,136,636
Pixelworks, Inc. (a)	116,018	667,104
Power Integrations, Inc.	133,482	10,478,337
QuickLogic Corp. (a)(b)	369,431	583,701
Rambus, Inc. (a)(b)	500,137	7,402,028
Rubicon Technology, Inc. (a)(b)	8,619	72,400
Rudolph Technologies, Inc. (a)	151,615	3,684,245
Semtech Corp. (a)	301,972	10,282,147
Sigma Designs, Inc. (a)	171,877	1,005,480
Silicon Laboratories, Inc. (a)	185,999	16,944,509
SMART Global Holdings, Inc.	25,016	750,230
SolarEdge Technologies, Inc. (a)	153,251	5,578,336
SunPower Corp. (a)(b)	245,850	2,030,721
Synaptics, Inc. (a)(b)	154,843	5,843,775
Teradyne, Inc.	876,306	35,464,104
Ultra Clean Holdings, Inc. (a)	144,924	3,040,506
Veeco Instruments, Inc. (a)(b)	215,377	3,478,339
Versum Materials, Inc.	484,683	18,611,827
Xcerra Corp. (a)	237,359	2,352,228
		607,752,852
Software - 4.5%
8x8, Inc. (a)	423,901	5,977,004
A10 Networks, Inc. (a)	208,779	1,674,408
ACI Worldwide, Inc. (a)	520,908	11,918,375
Agilysys, Inc. (a)	66,316	811,708
American Software, Inc. Class A	107,380	1,386,276
Appian Corp. Class A (b)	33,812	744,540
Aspen Technology, Inc. (a)	328,414	21,977,465
Asure Software, Inc. (a)(b)	45,600	654,816
Aware, Inc. (a)	24,496	115,131
Barracuda Networks, Inc. (a)	168,533	4,659,937
Black Knight, Inc. (a)	496,533	22,294,332
Blackbaud, Inc.	210,879	20,761,038
Bottomline Technologies, Inc. (a)	168,545	5,617,605
BroadSoft, Inc. (a)(b)	135,708	7,463,940
BSQUARE Corp. (a)	35,898	179,490
Callidus Software, Inc. (a)	295,009	8,636,388
CDK Global, Inc.	587,108	40,563,292
CommVault Systems, Inc. (a)	186,736	10,065,070
Datawatch Corp. (a)	55,025	506,230
Digimarc Corp. (a)(b)	49,238	1,846,425
Digital Turbine, Inc. (a)(b)	162,229	285,523
Document Security Systems, Inc. (a)	20,445	18,605
Ebix, Inc.	94,982	7,342,109
Ellie Mae, Inc. (a)(b)	151,578	13,397,979
Everbridge, Inc. (a)	72,030	1,908,795
Evolving Systems, Inc. (a)	27,515	123,818
Fair Isaac Corp.	137,022	21,520,675
Finjan Holdings, Inc. (a)	51,830	118,691
FireEye, Inc. (a)(b)	756,402	10,695,524
Form Holdings Corp. (a)(b)	94,034	110,020
Fortinet, Inc. (a)	658,935	27,714,806
Gigamon, Inc. (a)(b)	161,406	6,270,623
Globalscape, Inc.	29,423	107,394
Glu Mobile, Inc. (a)(b)	469,639	1,836,288
GSE Systems, Inc. (a)	33,148	104,416
Guidewire Software, Inc. (a)(b)	329,936	24,543,939
HubSpot, Inc. (a)(b)	150,615	12,192,284
Imperva, Inc. (a)	136,198	5,618,168
Inseego Corp. (b)	164,641	302,939
Majesco (a)	52,545	280,065
MAM Software Group, Inc. (a)	1,188	9,540
Manhattan Associates, Inc. (a)(b)	309,249	13,715,193
MicroStrategy, Inc. Class A (a)	41,918	5,732,706
Mitek Systems, Inc. (a)	143,423	1,290,807
MobileIron, Inc. (a)	232,155	905,405
Model N, Inc. (a)	101,356	1,647,035
Monotype Imaging Holdings, Inc.	186,670	4,704,084
NetSol Technologies, Inc. (a)	37,185	161,755
Nuance Communications, Inc. (a)	1,152,111	17,903,805
NXT-ID, Inc. (a)(b)	61,104	80,657
Parametric Technology Corp. (a)(b)	510,757	32,525,006
Park City Group, Inc. (a)(b)	65,748	723,228
Paycom Software, Inc. (a)(b)	211,700	17,359,400
Paylocity Holding Corp. (a)(b)	120,332	5,552,118
Pegasystems, Inc.	160,353	8,089,809
Polarityte, Inc. (a)(b)	24,635	676,970
Progress Software Corp.	222,520	9,198,977
Proofpoint, Inc. (a)(b)	191,697	17,262,315
PROS Holdings, Inc. (a)	119,895	3,008,166
QAD, Inc.:
Class A	27,311	1,005,045
Class B	24,367	689,830
Qualys, Inc. (a)	139,869	8,238,284
Rapid7, Inc. (a)	93,620	1,770,354
RealNetworks, Inc. (a)	91,284	381,567
RealPage, Inc. (a)(b)	257,134	11,661,027
RingCentral, Inc. (a)	284,098	13,395,221
Rosetta Stone, Inc. (a)	76,625	934,059
SeaChange International, Inc. (a)	126,310	338,511
ServiceNow, Inc. (a)	751,028	92,376,444
Silver Spring Networks, Inc. (a)	187,413	3,011,727
SITO Mobile Ltd. (a)(b)	75,644	503,789
Smith Micro Software, Inc. (a)(b)	33,232	76,101
Snap, Inc. Class A (a)(b)	1,030,776	14,204,093
Sonic Foundry, Inc. (a)(b)	57,013	165,908
Splunk, Inc. (a)(b)	613,720	49,152,835
SS&C Technologies Holdings, Inc.	760,818	31,414,175
Synchronoss Technologies, Inc. (a)(b)	187,568	1,883,183
Tableau Software, Inc. (a)(b)	274,175	19,274,503
Take-Two Interactive Software, Inc. (a)	504,454	56,271,844
TeleNav, Inc. (a)	140,738	774,059
The Rubicon Project, Inc. (a)	165,320	297,576
TiVo Corp.	536,011	9,540,996
Tyler Technologies, Inc. (a)(b)	152,233	27,846,460
Ultimate Software Group, Inc. (a)(b)	130,984	27,641,554
Upland Software, Inc. (a)	49,341	1,156,553
Varonis Systems, Inc. (a)	87,494	4,400,948
Vasco Data Security International, Inc. (a)	142,853	1,914,230
Verint Systems, Inc. (a)	279,739	12,238,581
VirnetX Holding Corp. (a)(b)	229,099	836,211
VMware, Inc. Class A (a)(b)	311,087	37,364,660
Workday, Inc. Class A (a)(b)	578,157	59,550,171
Workiva, Inc. (a)	105,864	2,302,542
Zedge, Inc. (a)	23,011	67,652
Zendesk, Inc. (a)(b)	440,877	14,817,876
Zix Corp. (a)	279,934	1,231,710
Zynga, Inc. (a)	3,445,768	14,127,649
		965,751,035
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	500,415	4,418,664
Astro-Med, Inc.	83,410	1,221,957
Avid Technology, Inc. (a)(b)	153,041	1,029,966
Concurrent Computer Corp.	30,661	185,192
CPI Card Group (b)	72,158	63,513
Cray, Inc. (a)	180,540	4,107,285
Diebold Nixdorf, Inc. (b)	341,292	6,552,806
Eastman Kodak Co. (a)(b)	162,328	535,682
Electronics for Imaging, Inc. (a)	209,195	6,434,838
Everspin Technologies, Inc. (a)(b)	23,347	187,710
Immersion Corp. (a)(b)	128,551	978,273
Intevac, Inc. (a)	82,658	615,802
ITUS Corp. (a)(b)	62,373	155,933
NCR Corp. (a)	536,008	16,771,690
Pure Storage, Inc. Class A (a)(b)	415,583	7,679,974
Qualstar Corp. (a)(b)	11,989	90,877
Quantum Corp. (a)(b)	142,708	740,655
Super Micro Computer, Inc. (a)(b)	168,100	3,706,605
Transact Technologies, Inc.	28,331	385,302
U.S.A. Technologies, Inc. (a)(b)	214,765	1,868,456
Xplore Technologies Corp. (a)	14,878	44,188
		57,775,368

TOTAL INFORMATION TECHNOLOGY		3,920,917,665

MATERIALS - 5.4%
Chemicals - 2.7%
A. Schulman, Inc.	132,201	5,017,028
Advanced Emissions Solutions, Inc. (b)	87,173	783,685
AdvanSix, Inc. (a)	135,795	5,845,975
AgroFresh Solutions, Inc. (a)(b)	117,138	712,199
American Vanguard Corp.	114,501	2,278,570
Ashland Global Holdings, Inc.	266,469	19,713,377
Axalta Coating Systems LLC (a)	963,156	30,493,519
Balchem Corp.	143,958	12,563,215
BioAmber, Inc. (a)(b)	93,053	41,409
Cabot Corp.	283,446	17,358,233
Calgon Carbon Corp.	227,771	4,919,854
Celanese Corp. Class A	599,507	64,291,131
Chase Corp.	32,113	4,055,872
Codexis, Inc. (a)	168,410	1,162,029
Core Molding Technologies, Inc.	30,292	651,884
Ferro Corp. (a)	370,398	9,389,589
Flotek Industries, Inc. (a)(b)	269,684	1,272,908
FutureFuel Corp.	104,409	1,567,179
H.B. Fuller Co.	231,320	13,085,772
Hawkins, Inc.	43,846	1,681,494
Huntsman Corp.	919,578	29,389,713
Ingevity Corp. (a)	185,743	14,783,285
Innophos Holdings, Inc.	85,582	3,965,014
Innospec, Inc.	107,399	7,668,289
Intrepid Potash, Inc. (a)(b)	459,412	1,754,954
KMG Chemicals, Inc.	51,368	2,793,906
Koppers Holdings, Inc. (a)	93,218	4,651,578
Kraton Performance Polymers, Inc. (a)	136,037	6,400,541
Kronos Worldwide, Inc.	100,083	2,793,317
LSB Industries, Inc. (a)(b)	92,483	833,272
MagneGas Corp. (a)(b)	12,080	4,772
Marrone Bio Innovations, Inc. (a)(b)	53,732	58,568
Minerals Technologies, Inc.	157,600	11,418,120
NewMarket Corp.	42,019	16,829,450
Northern Technologies International Corp.	5,288	105,496
Olin Corp.	734,298	26,170,381
OMNOVA Solutions, Inc. (a)	193,743	2,073,050
Platform Specialty Products Corp. (a)(b)	977,138	9,722,523
PolyOne Corp.	364,913	16,862,630
Quaker Chemical Corp.	58,562	9,649,846
Rayonier Advanced Materials, Inc. (b)	193,665	3,638,965
RPM International, Inc.	581,522	30,803,220
Senomyx, Inc. (a)(b)	176,669	261,470
Sensient Technologies Corp.	200,422	15,538,718
Stepan Co.	88,350	7,342,769
The Chemours Co. LLC	816,567	41,971,544
The Scotts Miracle-Gro Co. Class A	180,488	17,850,263
TOR Minerals International, Inc. (a)	3,831	20,496
Trecora Resources (a)	74,645	936,795
Tredegar Corp.	113,023	2,226,553
Trinseo SA	193,228	14,260,226
Tronox Ltd. Class A	402,095	9,203,955
Valhi, Inc.	74,540	503,145
Valvoline, Inc.	896,521	22,108,208
Venator Materials PLC (b)	102,446	2,253,812
W.R. Grace & Co.	297,260	21,792,131
Westlake Chemical Corp. (b)	166,218	16,277,729
Yield10 Bioscience, Inc. (a)(b)	2,061	4,740
		571,808,366
Construction Materials - 0.2%
Eagle Materials, Inc.	214,326	23,989,509
Forterra, Inc. (a)(b)	88,632	872,139
Foundation Building Materials, Inc. (b)	60,974	927,415
Summit Materials, Inc.	476,064	14,643,729
Tecnoglass, Inc. (b)	22,937	158,495
U.S. Concrete, Inc. (a)(b)	66,707	5,393,261
United States Lime & Minerals, Inc.	10,256	875,350
		46,859,898
Containers & Packaging - 0.9%
Aptargroup, Inc.	277,301	24,516,181
Bemis Co., Inc. (b)	392,914	18,435,525
Berry Global Group, Inc. (a)	568,372	33,971,594
Crown Holdings, Inc. (a)	585,424	34,967,376
Graphic Packaging Holding Co.	1,345,444	20,598,748
Greif, Inc.:
Class A (b)	127,212	6,941,959
Class B	6,493	404,839
Myers Industries, Inc.	100,702	2,149,988
Owens-Illinois, Inc. (a)	713,511	17,281,236
Silgan Holdings, Inc.	334,548	9,661,746
Sonoco Products Co.	438,316	23,454,289
UFP Technologies, Inc. (a)	22,606	622,795
		193,006,276
Metals & Mining - 1.2%
AK Steel Holding Corp. (a)(b)	1,383,470	6,737,499
Alcoa Corp.	746,298	30,978,830
Allegheny Technologies, Inc. (a)(b)	556,764	12,677,516
Ampco-Pittsburgh Corp.	39,547	565,522
Atkore International Group, Inc. (a)	96,317	2,049,626
Carpenter Technology Corp.	204,311	10,099,093
Century Aluminum Co. (a)(b)	216,529	2,869,009
Cliffs Natural Resources, Inc. (a)(b)	1,300,885	8,663,894
Coeur d'Alene Mines Corp. (a)(b)	825,703	6,291,857
Commercial Metals Co.	501,945	9,958,589
Compass Minerals International, Inc. (b)	148,547	10,361,153
Comstock Mining, Inc. (a)(b)	44,796	16,772
Friedman Industries	19,700	111,699
General Moly, Inc. (a)(b)	202,841	68,966
Gold Resource Corp.	259,015	1,030,880
Golden Minerals Co. (a)(b)	165,129	80,913
Haynes International, Inc.	55,379	1,774,343
Hecla Mining Co.	1,823,688	6,820,593
Kaiser Aluminum Corp.	78,085	7,563,313
Materion Corp.	94,585	4,625,207
McEwen Mining, Inc. (b)	1,104,650	2,220,347
Olympic Steel, Inc.	41,963	835,903
Paramount Gold Nevada Corp. (a)	22,744	28,885
Pershing Gold Corp. (a)(b)	69,048	195,406
Reliance Steel & Aluminum Co.	319,915	25,148,518
Royal Gold, Inc.	289,569	23,953,148
Ryerson Holding Corp. (a)(b)	76,995	712,204
Schnitzer Steel Industries, Inc. Class A (b)	119,830	3,499,036
Solitario Exploration & Royalty Corp. (a)	57,827	36,431
Steel Dynamics, Inc.	1,055,633	40,641,871
SunCoke Energy, Inc. (a)	295,507	3,365,825
Synalloy Corp.	24,589	317,198
TimkenSteel Corp. (a)(b)	180,620	2,727,362
U.S. Antimony Corp. (a)	114,807	30,998
U.S. Gold Corp. (a)	328	449
United States Steel Corp. (b)	767,690	22,201,595
Universal Stainless & Alloy Products, Inc. (a)	23,505	497,836
Worthington Industries, Inc.	199,405	8,295,248
		258,053,534
Paper & Forest Products - 0.4%
Boise Cascade Co.	171,188	6,590,738
Clearwater Paper Corp. (a)	75,015	3,559,462
Deltic Timber Corp.	49,917	4,606,840
Domtar Corp.	277,198	13,366,488
Kapstone Paper & Packaging Corp.	391,172	8,695,754
Louisiana-Pacific Corp. (a)	633,416	17,488,616
Mercer International, Inc. (SBI)	218,134	3,086,596
Neenah Paper, Inc.	76,486	6,837,848
P.H. Glatfelter Co.	196,344	4,081,992
Resolute Forest Products (a)(b)	399,433	3,694,755
Schweitzer-Mauduit International, Inc.	146,944	6,652,155
Verso Corp. (a)	157,433	1,799,459
		80,460,703

TOTAL MATERIALS		1,150,188,777

REAL ESTATE - 8.5%
Equity Real Estate Investment Trusts (REITs) - 8.0%
Acadia Realty Trust (SBI)	391,126	10,963,262
Agree Realty Corp.	125,445	6,202,001
Alexander & Baldwin, Inc.	202,930	5,897,146
Alexanders, Inc.	17,160	7,258,337
Altisource Residential Corp. Class B	242,358	2,653,820
American Assets Trust, Inc.	183,522	7,223,426
American Campus Communities, Inc.	602,325	25,526,534
American Homes 4 Rent Class A	1,113,744	23,923,221
Apple Hospitality (REIT), Inc.	908,245	17,692,613
Armada Hoffler Properties, Inc.	205,517	3,175,238
Ashford Hospitality Prime, Inc.	140,879	1,297,496
Ashford Hospitality Trust, Inc.	392,393	2,554,478
Bluerock Residential Growth (REIT), Inc.	99,613	1,123,635
Brandywine Realty Trust (SBI)	758,602	13,070,712
Brixmor Property Group, Inc.	1,333,510	24,096,526
BRT Realty Trust	19,147	211,957
Camden Property Trust (SBI)	405,444	37,008,928
CareTrust (REIT), Inc.	342,138	6,233,754
CatchMark Timber Trust, Inc.	209,362	2,761,485
CBL & Associates Properties, Inc. (b)	749,524	4,219,820
Cedar Realty Trust, Inc.	355,338	2,121,368
Chatham Lodging Trust	195,655	4,439,412
Chesapeake Lodging Trust	260,111	7,501,601
CIM Commercial Trust Corp.	63,757	1,134,875
City Office REIT, Inc.	109,574	1,450,760
Clipper Realty, Inc. (b)	59,208	596,817
Colony NorthStar, Inc.	2,427,296	29,588,738
Columbia Property Trust, Inc.	545,795	12,427,752
Community Healthcare Trust, Inc.	102,044	2,781,719
Condor Hospitality Trust, Inc.	253	2,378
CorEnergy Infrastructure Trust, Inc.	54,615	1,947,025
CoreSite Realty Corp.	150,575	17,087,251
Corporate Office Properties Trust (SBI)	439,692	13,340,255
Corrections Corp. of America	531,278	12,490,346
Cousins Properties, Inc.	1,822,997	16,352,283
CubeSmart	796,149	22,722,092
CyrusOne, Inc.	397,773	24,168,687
DCT Industrial Trust, Inc.	404,747	24,341,485
DDR Corp.	1,391,721	10,618,831
DiamondRock Hospitality Co.	896,182	10,028,277
Douglas Emmett, Inc.	681,777	27,482,431
Easterly Government Properties, Inc.	182,955	3,876,816
EastGroup Properties, Inc.	149,558	14,070,417
Education Realty Trust, Inc.	331,935	12,138,863
Empire State Realty Trust, Inc.	572,025	11,612,108
EPR Properties	280,442	19,019,576
Equity Commonwealth (a)	548,023	16,473,571
Equity Lifestyle Properties, Inc.	377,539	34,095,547
Farmland Partners, Inc. (b)	138,179	1,236,702
First Industrial Realty Trust, Inc.	507,383	16,515,317
Forest City Realty Trust, Inc. Class A	1,160,151	27,785,616
Four Corners Property Trust, Inc.	285,265	7,445,417
Franklin Street Properties Corp.	501,603	5,462,457
Gaming & Leisure Properties	860,511	31,253,760
Getty Realty Corp.	151,343	4,307,222
Gladstone Commercial Corp.	120,539	2,753,111
Gladstone Land Corp.	66,704	893,834
Global Medical REIT, Inc. (b)	88,447	843,784
Global Net Lease, Inc.	280,839	6,074,548
Global Self Storage, Inc.	70,475	339,690
Government Properties Income Trust	420,461	7,841,598
Gramercy Property Trust	707,707	20,183,804
Healthcare Realty Trust, Inc.	545,003	17,859,748
Healthcare Trust of America, Inc. (b)	860,872	26,334,074
Hersha Hospitality Trust (b)	184,853	3,244,170
Highwoods Properties, Inc. (SBI)	447,760	22,741,730
Hospitality Properties Trust (SBI)	740,484	22,207,115
Hudson Pacific Properties, Inc.	701,418	24,991,523
Independence Realty Trust, Inc.	358,182	3,700,020
InfraReit, Inc.	171,970	3,632,006
Investors Real Estate Trust	543,680	3,294,701
Invitation Homes, Inc. (b)	1,226,742	28,889,774
iStar Financial, Inc. (a)(b)	324,915	3,736,523
JBG SMITH Properties	396,891	13,220,439
Jernigan Capital, Inc. (b)	66,747	1,378,326
Kilroy Realty Corp.	434,125	32,724,343
Kite Realty Group Trust	379,543	7,298,612
Lamar Advertising Co. Class A (b)	369,898	27,827,427
LaSalle Hotel Properties (SBI)	502,397	14,288,171
Lexington Corporate Properties Trust	992,662	10,383,245
Liberty Property Trust (SBI)	646,272	29,004,687
Life Storage, Inc. (b)	203,317	18,259,900
LTC Properties, Inc.	177,746	8,147,877
Mack-Cali Realty Corp.	396,996	8,785,521
MedEquities Realty Trust, Inc.	143,153	1,604,745
Medical Properties Trust, Inc.	1,644,179	22,508,811
Monmouth Real Estate Investment Corp. Class A	324,781	5,800,589
National Health Investors, Inc.	182,751	14,254,578
National Retail Properties, Inc.	671,278	27,569,387
National Storage Affiliates Trust	205,568	5,476,332
New Senior Investment Group, Inc.	367,840	3,016,288
NexPoint Residential Trust, Inc.	121,475	3,418,307
NorthStar Realty Europe Corp.	240,392	3,488,088
Omega Healthcare Investors, Inc. (b)	864,330	23,207,261
One Liberty Properties, Inc.	69,690	1,862,117
Outfront Media, Inc.	624,123	14,641,926
Paramount Group, Inc.	855,035	13,825,916
Park Hotels & Resorts, Inc.	622,485	18,176,562
Pebblebrook Hotel Trust (b)	308,222	11,857,300
Pennsylvania Real Estate Investment Trust (SBI)	334,752	3,712,400
Physicians Realty Trust	777,865	13,900,448
Piedmont Office Realty Trust, Inc. Class A	659,484	13,150,111
Potlatch Corp.	180,721	9,325,204
Power (REIT) (a)	1,227	7,485
Preferred Apartment Communities, Inc. Class A	157,449	3,347,366
PS Business Parks, Inc.	91,263	12,097,823
QTS Realty Trust, Inc. Class A	212,673	11,837,379
Quality Care Properties, Inc. (a)	407,304	5,983,296
RAIT Financial Trust (b)	372,193	126,546
Ramco-Gershenson Properties Trust (SBI)	344,393	4,962,703
Rayonier, Inc.	578,969	18,266,472
Regional Health Properties, Inc. (a)	40,556	10,557
Retail Opportunity Investments Corp.	501,177	9,808,034
Retail Properties America, Inc.	1,050,675	13,721,816
Rexford Industrial Realty, Inc.	344,582	10,809,537
RLJ Lodging Trust	757,519	16,423,012
Ryman Hospitality Properties, Inc.	226,971	15,769,945
Sabra Health Care REIT, Inc.	773,216	14,876,676
Safety Income and Growth, Inc.	46,074	843,154
Saul Centers, Inc.	56,829	3,667,744
Select Income REIT	294,883	7,398,614
Senior Housing Properties Trust (SBI)	1,056,031	20,222,994
Seritage Growth Properties (b)	109,515	4,457,261
Sotherly Hotels, Inc.	42,144	284,051
Spirit Realty Capital, Inc.	2,148,486	18,348,070
Stag Industrial, Inc.	405,647	11,479,810
Store Capital Corp.	741,559	19,147,053
Summit Hotel Properties, Inc.	470,212	7,104,903
Sun Communities, Inc.	344,095	32,021,481
Sunstone Hotel Investors, Inc.	985,377	16,465,650
Tanger Factory Outlet Centers, Inc. (b)	419,841	10,512,819
Taubman Centers, Inc.	268,239	15,742,947
Terreno Realty Corp.	225,647	8,484,327
The GEO Group, Inc.	554,059	14,704,726
TIER REIT, Inc.	211,369	4,233,721
UMH Properties, Inc.	175,228	2,696,759
Uniti Group, Inc. (b)	723,988	11,656,207
Universal Health Realty Income Trust (SBI)	72,078	5,395,759
Urban Edge Properties	467,624	11,947,793
Urstadt Biddle Properties, Inc. Class A	138,313	3,280,784
VEREIT, Inc.	4,330,126	33,774,983
Washington REIT (SBI)	340,901	11,017,920
Weingarten Realty Investors (SBI)	535,524	17,645,516
Wheeler REIT, Inc. (b)	34,375	353,719
Whitestone REIT Class B	165,726	2,447,773
WP Carey, Inc.	467,339	33,265,190
WP Glimcher, Inc.	812,804	5,779,036
Xenia Hotels & Resorts, Inc.	466,605	10,260,644
		1,715,378,887
Real Estate Management & Development - 0.5%
Altisource Asset Management Corp. (a)(b)	2,472	177,984
Altisource Portfolio Solutions SA (a)(b)	53,097	1,415,566
American Realty Investments, Inc. (a)	2,022	23,172
Boston Omaha Corp. (b)	17,390	379,450
Consolidated-Tomoka Land Co.	23,055	1,413,963
Forestar Group, Inc. (a)(b)	27,204	605,289
FRP Holdings, Inc. (a)	24,947	1,138,831
Griffin Industrial Realty, Inc.	7,963	290,650
HFF, Inc.	155,341	7,012,093
Howard Hughes Corp. (a)	170,574	21,151,176
InterGroup Corp. (a)	845	19,858
J.W. Mays, Inc. (a)	15	585
Jones Lang LaSalle, Inc.	199,466	30,416,570
Kennedy-Wilson Holdings, Inc. (b)	593,040	11,356,716
Marcus & Millichap, Inc. (a)(b)	70,870	2,265,005
Maui Land & Pineapple, Inc. (a)(b)	30,432	492,998
RE/MAX Holdings, Inc.	76,810	4,097,814
Realogy Holdings Corp. (b)	613,126	17,112,347
Redfin Corp. (b)	37,413	852,268
Stratus Properties, Inc.	12,801	399,391
Tejon Ranch Co. (a)(b)	80,362	1,804,127
The St. Joe Co. (a)(b)	324,094	6,092,967
Transcontinental Realty Investors, Inc. (a)(b)	1,510	49,453
Trinity Place Holdings, Inc. (a)(b)	36,952	260,142
		108,828,415

TOTAL REAL ESTATE		1,824,207,302

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
Alaska Communication Systems Group, Inc. (a)	196,814	411,341
Altice U.S.A., Inc. Class A (b)	287,102	5,124,771
Atlantic Tele-Network, Inc.	51,425	3,073,158
Cincinnati Bell, Inc. (a)(b)	197,493	4,285,598
Cogent Communications Group, Inc.	183,493	8,596,647
Consolidated Communications Holdings, Inc. (b)	296,400	4,191,096
Frontier Communications Corp. (b)	345,068	2,933,078
Fusion Telecommunications International (a)(b)	101,759	379,561
General Communications, Inc. Class A (a)	123,864	4,943,412
Globalstar, Inc. (a)(b)	2,039,915	3,223,066
Hawaiian Telcom Holdco, Inc. (a)	49,966	1,576,427
IDT Corp. Class B	79,718	1,245,992
Iridium Communications, Inc. (a)(b)	364,703	4,504,082
Ooma, Inc. (a)(b)	86,590	956,820
ORBCOMM, Inc. (a)	318,602	3,428,158
Pareteum Corp. (a)(b)	31,920	33,835
PDVWireless, Inc. (a)(b)	45,934	1,499,745
Straight Path Communications, Inc. Class B (a)(b)	34,070	6,195,289
Vonage Holdings Corp. (a)	926,109	9,427,790
WideOpenWest, Inc. (b)	83,341	833,410
Windstream Holdings, Inc. (b)	861,501	2,265,748
Zayo Group Holdings, Inc. (a)(b)	800,679	28,295,996
		97,425,020
Wireless Telecommunication Services - 0.6%
Airgain, Inc. (a)(b)	21,048	199,746
Boingo Wireless, Inc. (a)	178,557	4,410,358
NII Holdings, Inc. (a)(b)	406,747	101,687
Shenandoah Telecommunications Co. (b)	205,715	7,889,170
Spok Holdings, Inc.	91,059	1,593,533
Sprint Corp. (a)(b)	2,958,336	17,720,433
T-Mobile U.S., Inc. (a)	1,275,415	77,889,594
Telephone & Data Systems, Inc.	410,485	11,366,330
U.S. Cellular Corp. (a)	67,085	2,538,496
		123,709,347

TOTAL TELECOMMUNICATION SERVICES		221,134,367

UTILITIES - 3.3%
Electric Utilities - 1.2%
Allete, Inc.	224,711	18,089,236
El Paso Electric Co.	183,416	11,170,034
Genie Energy Ltd. Class B	65,626	284,161
Great Plains Energy, Inc.	911,027	31,257,336
Hawaiian Electric Industries, Inc.	489,608	18,776,467
IDACORP, Inc.	225,165	22,248,554
MGE Energy, Inc.	160,385	10,585,410
OGE Energy Corp.	867,451	31,020,048
Otter Tail Corp.	180,897	8,737,325
PNM Resources, Inc.	356,255	16,209,603
Portland General Electric Co.	390,160	19,367,542
Spark Energy, Inc. Class A, (b)	86,773	1,084,663
Vistra Energy Corp. (b)	1,251,058	23,644,996
Westar Energy, Inc.	620,124	35,477,294
		247,952,669
Gas Utilities - 1.0%
Atmos Energy Corp.	449,719	41,504,567
Chesapeake Utilities Corp.	72,373	6,191,510
National Fuel Gas Co. (b)	376,505	22,138,494
New Jersey Resources Corp. (b)	377,291	16,827,179
Northwest Natural Gas Co.	148,070	10,239,041
ONE Gas, Inc.	231,055	18,311,109
RGC Resources, Inc. (b)	50,846	1,354,029
South Jersey Industries, Inc.	346,161	11,721,011
Southwest Gas Holdings, Inc.	211,554	18,180,951
Spire, Inc.	217,359	17,877,778
UGI Corp.	761,594	37,325,722
WGL Holdings, Inc. (b)	219,150	18,526,941
		220,198,332
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	1,598,019	24,002,245
Dynegy, Inc. (a)(b)	572,559	6,945,141
NRG Yield, Inc.:
Class A	127,027	2,389,378
Class C	303,396	5,779,694
Ormat Technologies, Inc.	163,348	10,707,461
Pattern Energy Group, Inc. (b)	380,180	8,569,257
TerraForm Global, Inc. (a)	360,422	1,693,983
Terraform Power, Inc. (b)	205,447	2,481,800
U.S. Geothermal, Inc. (a)(b)	61,820	223,788
		62,792,747
Multi-Utilities - 0.5%
Avangrid, Inc. (b)	258,239	13,704,744
Avista Corp.	276,202	14,345,932
Black Hills Corp. (b)	235,448	13,776,062
MDU Resources Group, Inc.	862,482	24,106,372
NorthWestern Energy Corp.	206,683	13,281,450
Unitil Corp.	68,493	3,578,074
Vectren Corp.	363,984	25,296,888
		108,089,522
Water Utilities - 0.3%
American States Water Co.	170,520	9,837,299
Aqua America, Inc.	798,829	30,347,514
AquaVenture Holdings Ltd. (a)(b)	49,986	766,285
Artesian Resources Corp. Class A	30,130	1,275,704
Cadiz, Inc. (a)(b)	100,305	1,374,179
California Water Service Group	217,369	9,912,026
Connecticut Water Service, Inc.	54,452	3,447,356
Middlesex Water Co.	74,490	3,435,479
Pure Cycle Corp. (a)	69,664	484,165
Select Energy Services, Inc. Class A (b)	110,649	1,823,496
SJW Corp.	73,319	4,995,223
York Water Co.	57,282	2,128,026
		69,826,752

TOTAL UTILITIES		708,860,022

TOTAL COMMON STOCKS
(Cost $15,181,650,939)		21,432,100,103
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (e)
(Cost $5,960,610)	6,000,000	5,952,783
	Shares	Value

Money Market Funds - 20.4%
Fidelity Cash Central Fund, 1.13% (f)	31,450,583	$31,456,873
Fidelity Securities Lending Cash Central Fund 1.13% (f)(g)	4,354,472,564	4,354,908,011
TOTAL MONEY MARKET FUNDS
(Cost $4,386,364,884)		4,386,364,884
TOTAL INVESTMENT IN SECURITIES - 120.2%
(Cost $19,573,976,433)		25,824,417,770
NET OTHER ASSETS (LIABILITIES) - (20.2)%		(4,333,837,905)
NET ASSETS - 100%		$21,490,579,865

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	448	Dec. 2017	$34,616,960	$2,215,479	$2,215,479
CME E-mini S&P MidCap 400 Index Contracts (United States)	122	Dec. 2017	23,180,000	1,774,482	1,774,482
TOTAL FUTURES CONTRACTS					$3,989,961

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3 or 0.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,914,812.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$516,082
Fidelity Securities Lending Cash Central Fund	22,468,072
Total	$22,984,154

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,039,328,157	$3,039,328,157	$--	$--
Consumer Staples	653,259,446	653,259,446	--	--
Energy	872,970,594	872,970,591	3	--
Financials	3,706,441,435	3,706,441,434	--	1
Health Care	2,351,158,817	2,349,273,221	--	1,885,596
Industrials	2,983,633,521	2,983,633,521	--	--
Information Technology	3,920,917,665	3,920,917,665	--	--
Materials	1,150,188,777	1,150,188,777	--	--
Real Estate	1,824,207,302	1,824,207,302	--	--
Telecommunication Services	221,134,367	221,134,367	--	--
Utilities	708,860,022	708,860,022	--	--
U.S. Government and Government Agency Obligations	5,952,783	--	5,952,783	--
Money Market Funds	4,386,364,884	4,386,364,884	--	--
Total Investments in Securities:	$25,824,417,770	$25,816,579,387	$5,952,786	$1,885,597
Derivative Instruments:
Assets
Futures Contracts	$3,989,961	$3,989,961	$--	$--
Total Assets	$3,989,961	$3,989,961	$--	$--
Total Derivative Instruments:	$3,989,961	$3,989,961	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Index Fund

November 30, 2017

SPI-QTLY-0118
1.810719.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 6.5%
AGL Energy Ltd.	911,427	$17,228,191
Alumina Ltd.	3,421,684	5,745,719
Amcor Ltd.	1,609,200	18,769,207
AMP Ltd.	4,083,210	15,782,440
APA Group unit	1,556,289	10,994,833
Aristocrat Leisure Ltd.	756,897	12,589,646
ASX Ltd.	270,139	11,675,596
Aurizon Holdings Ltd.	2,843,539	11,334,995
Australia & New Zealand Banking Group Ltd.	4,080,751	87,846,915
Bank of Queensland Ltd.	543,264	5,415,990
Bendigo & Adelaide Bank Ltd.	662,119	5,829,624
BHP Billiton Ltd.	4,461,783	93,073,596
BlueScope Steel Ltd.	779,755	8,027,269
Boral Ltd.	1,645,515	9,359,900
Brambles Ltd.	2,215,950	17,130,198
Caltex Australia Ltd.	361,531	9,314,117
Challenger Ltd.	813,124	8,604,507
Cimic Group Ltd.	136,438	5,266,383
Coca-Cola Amatil Ltd.	768,096	4,629,411
Cochlear Ltd.	80,301	10,976,874
Commonwealth Bank of Australia	2,406,020	144,555,732
Computershare Ltd.	643,216	8,013,126
Crown Ltd.	526,789	4,921,021
CSL Ltd.	628,590	68,153,222
DEXUS Property Group unit	1,421,977	11,143,044
Dominos Pizza Enterprises Ltd. (a)	86,691	3,081,934
Flight Centre Travel Group Ltd. (a)	77,955	2,639,281
Fortescue Metals Group Ltd.	2,158,696	7,511,053
Goodman Group unit	2,494,149	16,394,331
Harvey Norman Holdings Ltd. (a)	777,986	2,359,759
Healthscope Ltd.	2,383,050	3,578,040
Incitec Pivot Ltd.	2,352,870	7,101,046
Insurance Australia Group Ltd.	3,300,085	17,897,641
Lendlease Group unit	774,552	9,315,351
Macquarie Group Ltd.	449,330	33,385,746
Medibank Private Ltd.	3,856,707	9,539,287
Mirvac Group unit	5,186,744	9,572,738
National Australia Bank Ltd.	3,733,313	83,558,549
Newcrest Mining Ltd.	1,069,048	18,849,117
Orica Ltd.	521,737	6,708,912
Origin Energy Ltd. (b)	2,451,027	16,555,834
QBE Insurance Group Ltd.	1,913,064	15,367,582
Ramsay Health Care Ltd.	197,560	10,427,531
realestate.com.au Ltd.	74,170	4,420,291
Rio Tinto Ltd.	589,447	31,633,605
Santos Ltd. (b)	2,600,493	9,992,426
Scentre Management Ltd. A/S Trustee South Carolina unit	7,411,626	23,714,031
SEEK Ltd.	460,459	6,436,421
Sonic Healthcare Ltd.	555,504	9,361,682
South32 Ltd.	7,249,130	17,875,369
SP AusNet	2,484,274	3,523,322
Stockland Corp. Ltd. unit	3,379,557	12,014,596
Suncorp Group Ltd.	1,800,059	19,511,221
Sydney Airport unit	1,526,998	8,558,708
Tabcorp Holdings Ltd.	1,156,307	4,241,959
Tatts Group Ltd.	1,836,432	5,986,923
Telstra Corp. Ltd.	5,805,405	15,104,527
The GPT Group unit	2,520,823	10,315,520
TPG Telecom Ltd. (a)	520,434	2,342,255
Transurban Group unit	2,854,810	27,100,198
Treasury Wine Estates Ltd.	1,031,585	12,273,976
Vicinity Centers unit	4,659,390	9,868,215
Wesfarmers Ltd.	1,575,072	52,325,606
Westfield Corp. unit	2,751,666	17,441,798
Westpac Banking Corp.	4,713,988	113,110,363
Woodside Petroleum Ltd.	1,175,798	27,570,582
Woolworths Ltd.	1,798,098	36,599,789

TOTAL AUSTRALIA		1,361,548,671

Austria - 0.3%
Andritz AG	101,548	5,687,421
Erste Group Bank AG	419,410	18,295,781
OMV AG	204,286	12,707,093
Raiffeisen International Bank-Holding AG (b)	206,937	7,327,626
Voestalpine AG	160,477	9,323,088

TOTAL AUSTRIA		53,341,009

Bailiwick of Jersey - 1.1%
Experian PLC	1,293,250	26,909,006
Glencore Xstrata PLC	16,996,174	78,059,184
Randgold Resources Ltd.	131,355	12,048,160
Shire PLC	1,261,375	62,533,124
Wolseley PLC	352,530	25,411,392
WPP PLC	1,765,477	31,158,012

TOTAL BAILIWICK OF JERSEY		236,118,878

Belgium - 1.1%
Ageas	261,685	12,859,063
Anheuser-Busch InBev SA NV	1,058,424	121,256,579
Colruyt NV	87,893	4,654,305
Groupe Bruxelles Lambert SA	111,841	12,027,279
KBC Groep NV	349,886	28,622,733
Proximus	209,792	7,190,253
Solvay SA Class A	102,978	14,487,723
Telenet Group Holding NV (b)	73,223	5,115,049
UCB SA	175,040	13,071,337
Umicore SA	263,440	12,294,666

TOTAL BELGIUM		231,578,987

Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	915,450	7,771,212
Hongkong Land Holdings Ltd.	1,640,900	11,978,570
Jardine Matheson Holdings Ltd.	301,700	18,850,216
Jardine Strategic Holdings Ltd.	309,100	12,827,650
Kerry Properties Ltd.	913,181	4,033,821
Kingston Financial Group Ltd.	5,650,000	6,959,277
Li & Fung Ltd.	8,289,246	3,651,019
NWS Holdings Ltd.	2,142,104	3,889,174
Shangri-La Asia Ltd.	1,725,380	3,888,106
Yue Yuen Industrial (Holdings) Ltd.	1,025,500	3,663,368

TOTAL BERMUDA		77,512,413

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	2,946,665	2,203,354
Cayman Islands - 0.7%
ASM Pacific Technology Ltd.	372,729	5,354,595
Cheung Kong Property Holdings Ltd.	3,596,425	30,276,620
CK Hutchison Holdings Ltd.	3,754,925	47,260,184
Melco Crown Entertainment Ltd. sponsored ADR	344,620	8,998,028
MGM China Holdings Ltd.	1,315,200	3,357,821
Minth Group Ltd.	1,000,000	5,582,479
Sands China Ltd.	3,372,400	16,386,699
WH Group Ltd. (c)	12,213,000	12,963,358
Wharf Real Estate Investment Co. Ltd. (b)	1,692,585	10,228,998
Wynn Macau Ltd.	2,184,800	6,252,156

TOTAL CAYMAN ISLANDS		146,660,938

Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	5,341	9,147,800
Series B	9,041	16,222,357
Carlsberg A/S Series B	148,684	17,607,347
Christian Hansen Holding A/S	138,132	12,536,168
Coloplast A/S Series B	165,677	12,965,906
Danske Bank A/S	1,043,814	38,994,251
DONG Energy A/S (c)	263,208	15,313,216
DSV de Sammensluttede Vognmaend A/S	264,376	20,344,746
Genmab A/S (b)	81,092	15,950,994
H Lundbeck A/S	96,468	4,864,205
ISS Holdings A/S	231,402	8,748,210
Novo Nordisk A/S Series B	2,589,863	133,867,331
Novozymes A/S Series B	316,304	17,117,474
Pandora A/S	148,496	14,877,860
TDC A/S	1,127,932	6,865,250
Tryg A/S	154,486	3,755,237
Vestas Wind Systems A/S	299,369	19,159,693
William Demant Holding A/S (b)	164,772	4,529,642

TOTAL DENMARK		372,867,687

Finland - 0.9%
Elisa Corp. (A Shares)	197,343	8,028,455
Fortum Corp.	619,686	13,040,437
Kone Oyj (B Shares)	470,520	24,215,975
Metso Corp.	157,921	5,573,176
Neste Oyj	177,915	11,054,046
Nokia Corp.	8,106,811	40,566,472
Nokian Tyres PLC	160,511	7,005,738
Orion Oyj (B Shares)	145,178	5,361,926
Sampo Oyj (A Shares)	620,627	32,805,724
Stora Enso Oyj (R Shares)	772,056	11,817,564
UPM-Kymmene Corp.	744,127	22,399,281
Wartsila Corp.	206,687	13,653,511

TOTAL FINLAND		195,522,305

France - 9.7%
Accor SA	257,645	12,922,735
Aeroports de Paris	41,156	7,849,995
Air Liquide SA	272,476	34,025,152
Alstom SA	212,727	8,780,917
Amundi SA (c)	84,000	7,496,575
Arkema SA	94,936	11,616,151
Atos Origin SA	131,701	19,477,072
AXA SA	2,693,682	81,274,713
BIC SA	39,959	4,639,119
bioMerieux SA	57,000	4,755,203
BNP Paribas SA	1,560,745	118,111,087
Bollore SA	1,212,095	6,437,310
Bollore SA (b)	6,825	35,743
Bouygues SA	297,126	15,369,812
Bureau Veritas SA	367,042	9,731,318
Capgemini SA	223,136	25,730,129
Carrefour SA	795,894	16,724,808
Casino Guichard Perrachon SA	76,804	4,674,098
CNP Assurances	237,843	5,353,282
Compagnie de St. Gobain	697,140	39,716,983
Credit Agricole SA	1,581,439	26,644,067
Danone SA	838,306	70,794,037
Dassault Aviation SA	3,437	5,284,202
Dassault Systemes SA	179,743	19,320,841
Edenred SA	308,248	8,820,088
EDF SA	601,201	7,878,530
EDF SA (b)	200,740	2,630,628
EDF SA rights 11/30/17 (b)(d)	769,941	137,463
Eiffage SA	101,640	11,152,871
ENGIE	2,544,140	44,529,132
Essilor International SA	288,249	37,070,699
Eurazeo SA	60,847	5,354,967
Eutelsat Communications	242,909	5,499,109
Faurecia SA	105,000	8,033,473
Fonciere des Regions	45,950	4,916,263
Gecina SA	65,738	10,954,252
Groupe Eurotunnel SA	646,091	8,589,840
Hermes International SCA	44,047	23,217,271
ICADE	46,210	4,292,313
Iliad SA	36,858	8,622,695
Imerys SA	50,039	4,587,824
Ingenico SA	81,443	8,534,380
Ipsen SA	52,048	6,343,694
JCDecaux SA	102,845	4,285,618
Kering SA	105,258	46,699,363
Klepierre SA	306,543	12,660,739
L'Oreal SA	148,386	32,822,130
L'Oreal SA (b)	201,944	44,668,852
Lagardere S.C.A. (Reg.)	165,608	5,427,559
Legrand SA	369,230	27,669,409
LVMH Moet Hennessy - Louis Vuitton SA	387,340	112,836,599
Michelin CGDE Series B	237,763	34,483,235
Natixis SA	1,302,333	10,556,194
Orange SA	2,774,059	47,739,553
Pernod Ricard SA	295,881	46,152,188
Peugeot Citroen SA	818,858	16,934,470
Publicis Groupe SA	283,637	18,830,228
Remy Cointreau SA	31,600	4,205,010
Renault SA	267,407	27,174,847
Rexel SA	425,539	7,848,183
Safran SA	463,447	49,386,341
Sanofi SA	1,580,085	144,134,755
Schneider Electric SA	784,191	67,393,727
SCOR SE	240,203	9,794,990
SEB SA	31,375	5,780,866
Societe Generale Series A	1,065,875	53,636,361
Sodexo SA	40,961	5,350,733
Sodexo SA	84,696	11,063,833
SR Teleperformance SA	80,000	11,840,607
Suez Environnement SA	510,988	9,421,072
Thales SA	147,163	14,874,652
Total SA	3,304,941	186,811,576
Ubisoft Entertainment SA (b)	85,000	6,518,464
Unibail-Rodamco	138,700	35,485,596
Valeo SA	332,536	24,139,901
Veolia Environnement SA	665,324	16,831,875
VINCI SA	701,917	71,715,604
Vivendi SA	1,437,215	38,258,579
Wendel SA	39,202	6,597,750
Zodiac Aerospace	286,914	8,435,035

TOTAL FRANCE		2,046,397,335

Germany - 9.2%
adidas AG	261,564	54,544,412
Allianz SE	627,554	148,212,281
Axel Springer Verlag AG	68,143	5,378,219
BASF AG	1,275,788	143,058,136
Bayer AG	1,148,654	146,617,867
Bayerische Motoren Werke AG (BMW)	460,394	46,403,282
Beiersdorf AG	140,402	16,709,677
Brenntag AG	215,850	13,436,679
Commerzbank AG (b)	1,484,005	21,469,826
Continental AG	152,793	40,691,593
Covestro AG (c)	165,570	17,243,598
Daimler AG (Germany)	1,337,533	110,675,746
Deutsche Bank AG	2,871,054	54,197,934
Deutsche Borse AG	268,112	30,428,849
Deutsche Lufthansa AG	326,597	11,222,695
Deutsche Post AG	1,348,000	64,165,686
Deutsche Telekom AG	4,629,387	82,673,846
Deutsche Wohnen AG (Bearer)	492,605	21,776,040
Drillisch AG	74,000	5,646,713
E.ON AG	3,070,408	35,567,422
Evonik Industries AG	225,850	8,424,755
Fraport AG Frankfurt Airport Services Worldwide	58,390	5,815,651
Fresenius Medical Care AG & Co. KGaA	299,821	29,894,763
Fresenius SE & Co. KGaA	578,689	41,747,234
GEA Group AG	255,562	12,330,045
Hannover Reuck SE	83,881	11,022,265
HeidelbergCement Finance AG	207,153	22,035,412
Henkel AG & Co. KGaA	143,922	17,541,444
Hochtief AG	26,745	4,700,177
Hugo Boss AG	88,183	7,251,674
Infineon Technologies AG	1,578,025	43,606,772
Innogy SE (c)	191,932	8,871,742
K&S AG (a)	265,464	6,216,681
KION Group AG	99,432	8,092,700
Lanxess AG	128,063	9,727,890
Linde AG	258,514	56,832,424
MAN SE	49,165	5,521,819
Merck KGaA	180,025	19,162,591
Metro Wholesale & Food Specialist AG	246,694	4,815,492
MTU Aero Engines Holdings AG	70,000	12,585,108
Muenchener Rueckversicherungs AG	215,665	47,989,180
OSRAM Licht AG	138,323	11,852,358
ProSiebenSat.1 Media AG	325,842	10,367,139
RWE AG	721,802	16,538,153
SAP SE	1,365,351	154,356,097
Schaeffler AG	229,822	4,008,811
Siemens AG	1,062,654	144,453,971
Symrise AG	172,122	14,629,639
Telefonica Deutschland Holding AG	1,034,143	4,918,631
Thyssenkrupp AG	607,079	16,612,017
TUI AG	277,478	5,084,479
TUI AG (GB)	333,766	6,156,893
Uniper SE	270,000	8,032,581
United Internet AG	172,277	11,605,983
Volkswagen AG	45,299	9,400,391
Vonovia SE	673,737	31,711,747
Wirecard AG	160,000	17,055,806
Zalando SE (a)(b)	154,280	7,889,739

TOTAL GERMANY		1,928,980,755

Hong Kong - 2.4%
AIA Group Ltd.	16,772,800	135,940,826
Bank of East Asia Ltd.	1,731,849	7,661,234
BOC Hong Kong (Holdings) Ltd.	5,141,566	26,003,580
CLP Holdings Ltd.	2,279,157	23,243,453
Galaxy Entertainment Group Ltd.	3,270,000	23,509,216
Hang Lung Group Ltd.	1,217,000	4,378,623
Hang Lung Properties Ltd.	2,814,423	6,623,316
Hang Seng Bank Ltd.	1,062,801	26,263,336
Henderson Land Development Co. Ltd.	1,668,407	10,894,638
HK Electric Investments & HK Electric Investments Ltd. unit (a)	3,632,000	3,334,307
Hong Kong & China Gas Co. Ltd.	11,646,384	22,775,662
Hong Kong Exchanges and Clearing Ltd.	1,625,606	48,954,570
Hysan Development Co. Ltd.	869,677	4,660,088
Link (REIT)	3,062,308	27,309,303
MTR Corp. Ltd.	2,055,327	12,092,249
New World Development Co. Ltd.	8,205,651	11,893,238
PCCW Ltd.	5,875,863	3,490,843
Power Assets Holdings Ltd.	1,932,676	16,505,379
Sino Land Ltd.	4,351,610	7,878,436
SJM Holdings Ltd.	2,762,000	2,220,874
Sun Hung Kai Properties Ltd.	2,018,676	32,980,552
Swire Pacific Ltd. (A Shares)	692,384	6,657,752
Swire Properties Ltd.	1,625,600	5,505,287
Techtronic Industries Co. Ltd.	1,922,500	11,113,855
Wharf Holdings Ltd.	1,692,585	5,331,215
Wheelock and Co. Ltd.	1,130,000	7,755,037

TOTAL HONG KONG		494,976,869

Ireland - 0.6%
Allied Irish Banks PLC	1,130,000	7,330,155
Bank Ireland Group PLC (b)	1,280,295	9,987,451
CRH PLC	1,161,679	40,121,004
DCC PLC (United Kingdom)	124,409	12,038,340
James Hardie Industries PLC CDI	617,526	10,042,578
Kerry Group PLC Class A	220,541	23,099,905
Paddy Power Betfair PLC (Ireland)	111,453	12,428,628
Ryanair Holdings PLC (b)	250,317	5,228,484

TOTAL IRELAND		120,276,545

Isle of Man - 0.0%
Genting Singapore PLC	8,355,859	8,240,614
Israel - 0.4%
Azrieli Group	59,672	3,199,397
Bank Hapoalim BM (Reg.)	1,479,697	10,096,925
Bank Leumi le-Israel BM	2,024,455	11,236,675
Bezeq The Israel Telecommunication Corp. Ltd.	2,871,330	4,304,695
Check Point Software Technologies Ltd. (a)(b)	181,549	18,933,745
Elbit Systems Ltd. (Israel)	32,971	4,567,566
Frutarom Industries Ltd.	54,048	4,762,756
Israel Chemicals Ltd.	707,051	2,880,638
Mizrahi Tefahot Bank Ltd.	195,653	3,567,454
NICE Systems Ltd.	76,026	6,577,667
NICE Systems Ltd. sponsored ADR (a)	8,696	760,987
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	1,271,374	18,841,763

TOTAL ISRAEL		89,730,268

Italy - 1.9%
Assicurazioni Generali SpA	1,735,191	31,764,485
Atlantia SpA	631,538	20,979,615
Davide Campari-Milano SpA	800,000	6,227,388
Enel SpA	11,335,740	73,648,446
Eni SpA	3,537,980	58,202,584
Intesa Sanpaolo SpA	18,724,843	63,089,722
Intesa Sanpaolo SpA (Risparmio Shares)	1,295,304	4,138,018
Leonardo SpA	566,175	6,765,854
Luxottica Group SpA	236,013	13,722,672
Mediobanca SpA	796,442	9,190,522
Poste Italiane SpA (c)	732,286	5,347,287
Prysmian SpA	287,036	9,559,216
Recordati SpA	144,680	6,509,363
Snam Rete Gas SpA	3,209,312	16,181,027
Telecom Italia SpA (b)	15,851,179	13,263,258
Terna SpA	1,954,478	12,085,219
UniCredit SpA (b)	2,782,576	55,972,142
Unipolsai SpA	1,371,568	3,216,042

TOTAL ITALY		409,862,860

Japan - 23.8%
ABC-MART, Inc.	45,500	2,500,503
ACOM Co. Ltd. (a)(b)	553,400	2,314,172
AEON Co. Ltd.	847,200	13,789,216
AEON Financial Service Co. Ltd.	161,200	3,589,392
AEON MALL Co. Ltd.	156,640	2,872,517
Air Water, Inc.	205,700	4,430,191
Aisin Seiki Co. Ltd.	245,600	13,216,818
Ajinomoto Co., Inc.	756,766	13,912,514
Alfresa Holdings Corp.	261,400	5,618,659
All Nippon Airways Ltd.	161,400	6,457,567
Alps Electric Co. Ltd.	275,200	8,844,064
Amada Holdings Co. Ltd.	472,500	6,317,253
Aozora Bank Ltd.	166,300	6,475,056
Asahi Glass Co. Ltd.	279,835	11,717,116
Asahi Group Holdings	537,403	27,306,410
Asahi Kasei Corp.	1,757,727	22,065,045
Asics Corp.	220,100	3,265,014
Astellas Pharma, Inc.	2,873,100	36,523,931
Bandai Namco Holdings, Inc.	278,550	9,092,465
Bank of Kyoto Ltd.	85,700	4,385,596
Benesse Holdings, Inc.	99,100	3,507,307
Bridgestone Corp.	903,579	41,293,599
Brother Industries Ltd.	330,800	8,226,175
Calbee, Inc.	112,300	3,933,451
Canon, Inc.	1,482,244	56,852,393
Casio Computer Co. Ltd.	270,000	3,974,216
Central Japan Railway Co.	200,200	37,109,892
Chiba Bank Ltd.	983,674	7,573,838
Chubu Electric Power Co., Inc.	895,764	11,356,152
Chugai Pharmaceutical Co. Ltd.	311,825	16,121,471
Chugoku Electric Power Co., Inc. (a)	379,900	4,198,736
Coca-Cola West Co. Ltd.	172,200	6,553,206
Concordia Financial Group Ltd.	1,710,384	9,418,326
Credit Saison Co. Ltd.	222,052	4,280,277
CYBERDYNE, Inc. (a)(b)	146,600	1,949,855
Dai Nippon Printing Co. Ltd.	361,621	7,928,609
Dai-ichi Mutual Life Insurance Co.	1,497,700	30,861,387
Daicel Chemical Industries Ltd.	392,800	4,676,576
Daifuku Co. Ltd.	137,000	7,523,117
Daiichi Sankyo Kabushiki Kaisha	791,470	19,075,289
Daikin Industries Ltd.	346,094	39,983,349
Dainippon Sumitomo Pharma Co. Ltd.	217,600	3,163,902
Daito Trust Construction Co. Ltd.	96,563	17,676,665
Daiwa House Industry Co. Ltd.	786,484	28,885,742
Daiwa House REIT Investment Corp.	1,986	4,755,791
Daiwa Securities Group, Inc.	2,242,985	14,033,710
DeNA Co. Ltd.	147,500	3,349,271
DENSO Corp.	661,838	37,364,570
Dentsu, Inc.	302,200	13,719,028
Disco Corp.	39,900	8,927,740
Don Quijote Holdings Co. Ltd.	165,300	7,913,370
East Japan Railway Co.	455,100	44,096,675
Eisai Co. Ltd.	370,078	20,988,347
Electric Power Development Co. Ltd.	202,380	5,631,892
FamilyMart Co. Ltd.	113,900	7,692,994
Fanuc Corp.	269,272	67,345,988
Fast Retailing Co. Ltd.	73,900	28,784,901
Fuji Electric Co. Ltd.	780,153	5,531,835
Fujifilm Holdings Corp.	574,205	23,523,810
Fujitsu Ltd.	2,738,075	20,514,505
Fukuoka Financial Group, Inc.	1,083,300	5,635,965
Hakuhodo DY Holdings, Inc.	328,100	4,419,777
Hamamatsu Photonics K.K.	198,900	6,864,445
Hankyu Hanshin Holdings, Inc.	337,100	13,088,386
Hikari Tsushin, Inc.	30,300	4,378,801
Hino Motors Ltd.	362,100	4,472,624
Hirose Electric Co. Ltd.	45,112	6,746,802
Hisamitsu Pharmaceutical Co., Inc.	84,800	4,782,143
Hitachi Chemical Co. Ltd.	145,900	3,859,423
Hitachi Construction Machinery Co. Ltd.	150,600	5,014,772
Hitachi High-Technologies Corp.	95,100	3,964,317
Hitachi Ltd.	6,714,271	50,307,919
Hitachi Metals Ltd.	297,800	3,977,339
Honda Motor Co. Ltd.	2,390,460	79,807,192
Hoshizaki Corp.	75,300	7,177,809
Hoya Corp.	541,516	26,478,674
Hulic Co. Ltd.	416,000	4,572,047
Idemitsu Kosan Co. Ltd.	188,700	6,366,742
IHI Corp.	215,118	6,711,036
Iida Group Holdings Co. Ltd.	208,500	3,854,774
INPEX Corp.	1,327,900	15,103,067
Isetan Mitsukoshi Holdings Ltd.	471,187	5,477,868
Isuzu Motors Ltd.	766,000	12,188,041
Itochu Corp.	2,082,286	36,197,701
J. Front Retailing Co. Ltd.	337,600	5,725,425
Japan Airlines Co. Ltd.	162,400	5,957,992
Japan Airport Terminal Co. Ltd.	64,100	2,402,939
Japan Exchange Group, Inc.	727,400	13,443,155
Japan Post Bank Co. Ltd.	560,300	7,139,413
Japan Post Holdings Co. Ltd.	2,191,300	25,264,247
Japan Prime Realty Investment Corp.	1,153	3,872,375
Japan Real Estate Investment Corp.	1,740	8,466,748
Japan Retail Fund Investment Corp.	3,687	6,529,172
Japan Tobacco, Inc.	1,527,700	50,594,781
JFE Holdings, Inc.	728,775	17,297,402
JGC Corp.	291,017	5,077,739
JSR Corp.	269,816	5,188,972
JTEKT Corp.	312,600	5,412,597
JX Holdings, Inc.	4,297,800	24,282,721
Kajima Corp.	1,254,317	13,208,562
Kakaku.com, Inc.	197,000	3,125,412
Kamigumi Co. Ltd.	160,331	3,536,373
Kaneka Corp.	390,559	3,462,016
Kansai Electric Power Co., Inc.	982,236	13,016,748
Kansai Paint Co. Ltd.	287,900	7,563,231
Kao Corp.	687,550	45,584,704
Kawasaki Heavy Industries Ltd.	208,694	6,963,750
KDDI Corp.	2,515,200	71,773,667
Keihan Electric Railway Co., Ltd.	134,000	3,978,923
Keihin Electric Express Railway Co. Ltd.	326,530	6,322,157
Keio Corp.	160,282	7,091,481
Keisei Electric Railway Co.	193,200	6,204,555
Keyence Corp.	135,124	78,627,061
Kikkoman Corp.	204,249	8,016,689
Kintetsu Group Holdings Co. Ltd.	252,810	9,922,348
Kirin Holdings Co. Ltd.	1,212,256	28,375,059
Kobe Steel Ltd. (b)	430,500	4,088,082
Koito Manufacturing Co. Ltd.	157,400	10,938,696
Komatsu Ltd.	1,282,645	40,204,106
Konami Holdings Corp.	129,400	6,854,398
Konica Minolta, Inc.	665,300	6,535,042
Kose Corp.	42,400	6,515,934
Kubota Corp.	1,465,364	27,893,823
Kuraray Co. Ltd.	496,486	9,590,811
Kurita Water Industries Ltd.	139,100	4,374,061
Kyocera Corp.	445,904	31,511,531
Kyowa Hakko Kirin Co., Ltd.	359,189	6,835,653
Kyushu Electric Power Co., Inc.	588,970	6,735,973
Kyushu Financial Group, Inc.	488,600	2,904,022
Kyushu Railway Co.	221,600	6,861,822
Lawson, Inc.	69,516	4,795,844
LINE Corp. (b)	61,900	2,656,955
Lion Corp.	315,900	5,911,181
LIXIL Group Corp.	372,559	9,836,000
M3, Inc.	292,200	9,674,953
Mabuchi Motor Co. Ltd.	67,342	3,616,894
Makita Corp.	312,700	12,964,353
Marubeni Corp.	2,303,444	15,376,155
Marui Group Co. Ltd.	275,049	4,879,141
Maruichi Steel Tube Ltd.	80,400	2,274,294
Mazda Motor Corp.	795,500	10,746,864
McDonald's Holdings Co. (Japan) Ltd.	92,800	4,053,235
Mebuki Financial Group, Inc.	1,397,310	5,897,238
Medipal Holdings Corp.	239,200	4,655,709
Meiji Holdings Co. Ltd.	169,958	14,781,688
Minebea Mitsumi, Inc.	538,700	10,744,040
Misumi Group, Inc.	385,700	11,306,310
Mitsubishi Chemical Holdings Corp.	1,994,675	21,689,873
Mitsubishi Corp.	2,102,102	52,869,278
Mitsubishi Electric Corp.	2,684,306	44,598,246
Mitsubishi Estate Co. Ltd.	1,738,623	31,121,809
Mitsubishi Gas Chemical Co., Inc.	251,533	7,061,912
Mitsubishi Heavy Industries Ltd.	446,625	16,614,830
Mitsubishi Materials Corp.	157,493	5,302,816
Mitsubishi Motors Corp. of Japan	931,100	6,564,223
Mitsubishi Tanabe Pharma Corp.	310,800	6,719,820
Mitsubishi UFJ Financial Group, Inc.	16,581,230	118,193,070
Mitsubishi UFJ Lease & Finance Co. Ltd.	620,800	3,556,996
Mitsui & Co. Ltd.	2,374,323	36,214,574
Mitsui Chemicals, Inc.	255,336	8,289,244
Mitsui Fudosan Co. Ltd.	1,239,377	28,106,696
Mitsui OSK Lines Ltd.	160,128	5,187,881
mixi, Inc.	62,200	2,897,276
Mizuho Financial Group, Inc.	33,504,100	60,945,116
MS&AD Insurance Group Holdings, Inc.	659,284	21,575,216
Murata Manufacturing Co. Ltd.	265,954	36,219,541
Nabtesco Corp.	157,200	6,181,735
Nagoya Railroad Co. Ltd.	256,800	6,269,357
NEC Corp.	363,754	9,738,736
New Hampshire Foods Ltd.	247,740	6,090,014
Nexon Co. Ltd. (b)	276,500	7,994,906
NGK Insulators Ltd.	363,809	6,986,251
NGK Spark Plug Co. Ltd.	221,300	5,139,789
Nidec Corp.	331,284	45,257,151
Nikon Corp.	476,738	9,480,544
Nintendo Co. Ltd.	157,396	64,183,476
Nippon Building Fund, Inc.	1,860	9,332,458
Nippon Electric Glass Co. Ltd.	118,600	4,630,643
Nippon Express Co. Ltd.	110,754	7,057,828
Nippon Paint Holdings Co. Ltd.	225,600	6,934,568
Nippon Prologis REIT, Inc.	2,564	5,497,530
Nippon Steel & Sumitomo Metal Corp.	1,056,063	25,799,459
Nippon Telegraph & Telephone Corp.	960,900	50,162,844
Nippon Yusen KK (b)	225,557	5,300,060
Nissan Chemical Industries Co. Ltd.	168,700	6,770,114
Nissan Motor Co. Ltd.	3,224,948	31,360,556
Nisshin Seifun Group, Inc.	274,623	5,377,268
Nissin Food Holdings Co. Ltd.	80,823	5,850,873
Nitori Holdings Co. Ltd.	111,700	18,245,158
Nitto Denko Corp.	229,994	22,780,371
NKSJ Holdings, Inc.	491,803	19,942,783
NOK Corp.	134,100	3,282,169
Nomura Holdings, Inc.	5,045,847	30,510,137
Nomura Real Estate Holdings, Inc.	176,200	4,084,784
Nomura Real Estate Master Fund, Inc.	5,237	6,613,436
Nomura Research Institute Ltd.	183,655	8,344,553
NSK Ltd.	535,876	8,174,914
NTT Data Corp.	880,900	10,392,112
NTT DOCOMO, Inc.	1,895,100	48,935,345
Obayashi Corp.	907,004	11,774,849
OBIC Co. Ltd.	90,500	6,288,556
Odakyu Electric Railway Co. Ltd.	408,900	8,704,218
Oji Holdings Corp.	1,196,352	7,317,526
Olympus Corp.	406,229	16,740,742
OMRON Corp.	268,960	15,940,926
Ono Pharmaceutical Co. Ltd.	572,600	13,073,078
Oracle Corp. Japan	54,300	4,840,057
Oriental Land Co. Ltd.	303,124	27,034,917
ORIX Corp.	1,839,580	31,869,099
Osaka Gas Co. Ltd.	523,505	10,076,418
Otsuka Corp.	73,000	5,463,454
Otsuka Holdings Co. Ltd.	543,400	24,095,316
Panasonic Corp.	3,067,173	45,902,600
Park24 Co. Ltd.	152,000	3,741,001
Pola Orbis Holdings, Inc.	129,000	4,714,940
Rakuten, Inc.	1,299,700	13,337,568
Recruit Holdings Co. Ltd.	1,531,500	36,086,092
Renesas Electronics Corp. (b)	702,600	8,653,323
Resona Holdings, Inc.	3,081,300	16,406,725
Ricoh Co. Ltd.	989,770	8,816,059
Rinnai Corp.	46,600	4,188,026
ROHM Co. Ltd.	132,144	13,618,855
Ryohin Keikaku Co. Ltd.	33,400	10,417,281
Sankyo Co. Ltd. (Gunma)	61,200	1,976,919
Santen Pharmaceutical Co. Ltd.	511,200	7,792,027
SBI Holdings, Inc. Japan	279,960	5,012,495
Secom Co. Ltd.	291,967	21,869,023
Sega Sammy Holdings, Inc.	245,500	2,972,332
Seibu Holdings, Inc.	308,300	5,586,053
Seiko Epson Corp.	391,500	9,534,139
Sekisui Chemical Co. Ltd.	560,493	10,876,733
Sekisui House Ltd.	815,967	15,273,957
Seven & i Holdings Co. Ltd.	1,048,400	43,398,719
Seven Bank Ltd.	820,900	2,764,528
Sharp Corp. (a)(b)	207,800	6,595,674
Shimadzu Corp.	353,600	8,466,036
Shimamura Co. Ltd.	30,500	3,677,880
SHIMANO, Inc.	103,300	14,291,613
SHIMIZU Corp.	772,416	8,611,270
Shin-Etsu Chemical Co. Ltd.	540,162	56,917,098
Shinsei Bank Ltd.	235,000	3,777,178
Shionogi & Co. Ltd.	412,291	22,979,955
Shiseido Co. Ltd.	529,450	25,883,669
Shizuoka Bank Ltd.	716,274	7,085,417
Showa Shell Sekiyu K.K.	261,600	3,354,562
SMC Corp.	79,571	32,406,604
SoftBank Corp.	1,146,730	97,345,199
Sohgo Security Services Co., Ltd.	98,700	5,491,742
Sony Corp.	1,756,385	82,207,191
Sony Financial Holdings, Inc.	244,100	4,151,570
Stanley Electric Co. Ltd.	198,425	7,970,509
Start Today Co. Ltd.	259,800	7,949,269
Subaru Corp.	854,700	28,165,285
Sumco Corp.	326,000	8,306,827
Sumitomo Chemical Co. Ltd.	2,196,334	15,402,953
Sumitomo Corp.	1,653,942	25,798,667
Sumitomo Electric Industries Ltd.	1,050,006	18,416,985
Sumitomo Heavy Industries Ltd.	162,364	6,680,611
Sumitomo Metal Mining Co. Ltd.	345,532	13,507,780
Sumitomo Mitsui Financial Group, Inc.	1,866,500	76,099,752
Sumitomo Mitsui Trust Holdings, Inc.	462,672	17,210,966
Sumitomo Realty & Development Co. Ltd.	497,000	16,422,003
Sumitomo Rubber Industries Ltd.	256,500	4,693,666
Sundrug Co. Ltd.	102,200	4,712,481
Suntory Beverage & Food Ltd.	192,300	8,322,742
Suzuken Co. Ltd.	102,016	4,042,683
Suzuki Motor Corp.	477,500	25,845,408
Sysmex Corp.	218,300	16,608,153
T&D Holdings, Inc.	727,800	12,043,211
Taiheiyo Cement Corp.	169,900	7,008,619
Taisei Corp.	287,918	15,164,785
Taisho Pharmaceutical Holdings Co. Ltd.	43,657	3,469,704
Taiyo Nippon Sanso Corp.	188,800	2,605,052
Takashimaya Co. Ltd.	417,000	4,121,897
Takeda Pharmaceutical Co. Ltd.	988,542	54,533,989
TDK Corp.	180,825	14,914,003
Teijin Ltd.	261,068	5,651,217
Temp Holdings Co., Ltd.	250,000	5,853,145
Terumo Corp.	450,624	21,608,950
The Hachijuni Bank Ltd.	571,400	3,278,413
The Suruga Bank Ltd.	242,100	5,225,660
THK Co. Ltd.	168,700	6,239,730
Tobu Railway Co. Ltd.	268,059	8,554,005
Toho Co. Ltd.	157,354	5,322,957
Toho Gas Co. Ltd.	103,600	2,949,252
Tohoku Electric Power Co., Inc.	624,790	8,264,950
Tokio Marine Holdings, Inc.	941,400	41,756,075
Tokyo Electric Power Co., Inc. (b)	1,999,418	8,057,716
Tokyo Electron Ltd.	218,018	40,562,015
Tokyo Gas Co. Ltd.	540,879	12,730,539
Tokyo Tatemono Co. Ltd.	288,300	4,009,427
Tokyu Corp.	741,077	11,854,194
Tokyu Fudosan Holdings Corp.	715,300	5,181,329
Toppan Printing Co. Ltd.	725,013	6,770,539
Toray Industries, Inc.	2,044,883	19,289,037
Toshiba Corp. (a)(b)	5,615,880	13,842,918
Tosoh Corp.	409,900	9,114,124
Toto Ltd.	198,692	11,089,561
Toyo Seikan Group Holdings Ltd.	232,000	3,841,827
Toyo Suisan Kaisha Ltd.	123,300	5,257,644
Toyoda Gosei Co. Ltd.	90,000	2,256,977
Toyota Industries Corp.	227,086	14,181,833
Toyota Motor Corp.	3,626,063	228,969,753
Toyota Tsusho Corp.	297,100	11,236,364
Trend Micro, Inc.	167,400	9,502,304
Tsuruha Holdings, Inc.	50,900	7,034,917
Unicharm Corp.	562,340	14,767,292
United Urban Investment Corp.	4,297	6,100,366
USS Co. Ltd.	303,800	6,429,103
West Japan Railway Co.	229,400	16,888,298
Yahoo! Japan Corp.	1,996,100	9,164,526
Yakult Honsha Co. Ltd.	122,966	9,589,052
Yamada Denki Co. Ltd.	880,450	4,790,172
Yamaguchi Financial Group, Inc.	279,000	3,344,787
Yamaha Corp.	234,643	8,648,611
Yamaha Motor Co. Ltd.	391,300	12,307,166
Yamato Holdings Co. Ltd.	488,232	9,948,216
Yamazaki Baking Co. Ltd.	184,600	3,565,694
Yaskawa Electric Corp.	354,000	15,782,900
Yokogawa Electric Corp.	319,200	5,919,368
Yokohama Rubber Co. Ltd.	167,500	3,774,740

TOTAL JAPAN		5,002,239,553

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (b)	922,667	27,855,955
Eurofins Scientific SA	15,264	9,242,049
Millicom International Cellular SA (depository receipt)	92,261	6,034,309
RTL Group SA (a)	54,525	4,348,192
SES SA (France) (depositary receipt)	510,291	8,427,312
Tenaris SA	653,907	9,529,785

TOTAL LUXEMBOURG		65,437,602

Malta - 0.0%
BGP Holdings PLC (b)(e)	5,796,476	69
Mauritius - 0.0%
Golden Agri-Resources Ltd.	9,793,580	2,686,953
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	5,292,760	6,648,013
Netherlands - 4.4%
ABN AMRO Group NV GDR	590,357	17,514,110
AEGON NV	2,449,499	15,215,803
AerCap Holdings NV (b)	193,221	10,041,695
Airbus Group NV	808,647	84,148,806
Akzo Nobel NV	352,623	31,772,011
Altice NV:
Class A (a)(b)	649,715	5,130,227
Class B (b)	96,213	757,991
ASML Holding NV (Netherlands)	539,197	94,619,223
CNH Industrial NV	1,424,912	18,452,496
EXOR NV	151,665	9,188,431
Ferrari NV	171,132	18,576,516
Fiat Chrysler Automobiles NV	1,495,000	25,659,290
Heineken Holding NV	160,518	15,469,849
Heineken NV (Bearer)	361,192	36,795,892
ING Groep NV (Certificaten Van Aandelen)	5,397,112	97,526,994
Koninklijke Ahold Delhaize NV	1,779,708	38,118,763
Koninklijke Boskalis Westminster NV	126,300	4,671,460
Koninklijke DSM NV	252,892	23,713,151
Koninklijke KPN NV	4,764,147	17,465,537
Koninklijke Philips Electronics NV	1,307,064	50,677,024
NN Group NV	423,064	18,583,584
NXP Semiconductors NV (b)	480,648	54,500,677
QIAGEN NV (Germany)	299,129	9,447,476
Randstad Holding NV	166,602	10,259,940
RELX NV	1,342,582	30,737,688
STMicroelectronics NV (France)	889,405	20,128,630
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,262,800	130,493,246
Vopak NV	97,989	4,140,415
Wolters Kluwer NV	419,677	21,741,632

TOTAL NETHERLANDS		915,548,557

New Zealand - 0.2%
Auckland International Airport Ltd.	1,325,703	5,781,033
Fisher & Paykel Healthcare Corp.	800,000	7,163,080
Fletcher Building Ltd.	977,610	4,637,283
Mercury Nz Ltd.	965,422	2,170,959
Meridian Energy Ltd.	1,776,786	3,521,856
Ryman Healthcare Group Ltd.	549,196	3,937,689
Spark New Zealand Ltd.	2,546,522	6,300,783

TOTAL NEW ZEALAND		33,512,683

Norway - 0.6%
DNB ASA	1,361,627	24,828,422
Gjensidige Forsikring ASA	280,742	5,088,785
Marine Harvest ASA	577,225	10,157,611
Norsk Hydro ASA	1,879,113	12,772,941
Orkla ASA	1,128,776	11,315,642
Schibsted ASA (B Shares)	120,297	2,993,164
Statoil ASA	1,594,411	32,062,412
Telenor ASA	1,046,673	23,451,051
Yara International ASA	246,414	10,956,077

TOTAL NORWAY		133,626,105

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	1,919,388	10,191,812
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (b)(e)	2,598,658	31
Energias de Portugal SA	3,311,297	11,607,044
Galp Energia SGPS SA Class B	695,516	13,125,370
Jeronimo Martins SGPS SA	348,859	6,851,286

TOTAL PORTUGAL		31,583,731

Singapore - 1.3%
Ascendas Real Estate Investment Trust	3,474,083	6,800,815
CapitaCommercial Trust (REIT)	3,374,753	4,729,559
CapitaLand Ltd.	3,568,937	9,341,797
CapitaMall Trust	3,408,800	5,181,700
City Developments Ltd.	564,700	5,070,827
ComfortDelgro Corp. Ltd.	3,015,884	4,472,615
DBS Group Holdings Ltd.	2,488,308	45,075,904
Global Logistic Properties Ltd.	3,701,400	9,194,491
Hutchison Port Holdings Trust	7,281,900	3,094,808
Jardine Cycle & Carriage Ltd.	137,530	4,066,956
Keppel Corp. Ltd.	2,004,700	11,342,030
Oversea-Chinese Banking Corp. Ltd.	4,382,986	40,462,832
Sembcorp Industries Ltd.	1,341,130	3,033,106
Singapore Airlines Ltd.	738,225	5,879,087
Singapore Airport Terminal Service Ltd.	924,200	3,625,254
Singapore Exchange Ltd.	1,109,000	6,167,507
Singapore Press Holdings Ltd.	2,233,521	4,571,050
Singapore Technologies Engineering Ltd.	2,167,261	5,238,967
Singapore Telecommunications Ltd.	11,341,027	31,367,367
StarHub Ltd.	856,000	1,808,987
Suntec (REIT)	3,482,800	5,268,361
United Overseas Bank Ltd.	1,855,660	36,050,936
UOL Group Ltd.	662,250	4,370,477
Wilmar International Ltd.	2,268,000	5,247,041
Yangzijiang Shipbuilding Holdings Ltd.	3,163,900	3,683,318

TOTAL SINGAPORE		265,145,792

Spain - 3.2%
Abertis Infraestructuras SA	963,815	21,521,112
ACS Actividades de Construccion y Servicios SA	335,578	12,967,582
Aena Sme SA	93,784	18,658,354
Amadeus IT Holding SA Class A	609,328	43,928,553
Banco Bilbao Vizcaya Argentaria SA	9,259,551	79,383,484
Banco de Sabadell SA	7,434,204	14,954,069
Banco Santander SA (Spain)	22,436,667	151,121,704
Bankia SA	1,397,842	6,715,022
Bankinter SA	940,568	9,075,876
CaixaBank SA	4,992,478	23,723,983
Enagas SA	313,331	9,194,891
Endesa SA	440,041	9,812,621
Ferrovial SA	681,985	15,012,995
Gamesa Corporacion Tecnologica SA	333,759	4,179,140
Gas Natural SDG SA	483,905	10,816,678
Grifols SA	414,090	12,080,259
Iberdrola SA	7,929,543	62,971,260
Inditex SA	1,515,119	53,594,317
International Consolidated Airlines Group SA	112,391	929,190
International Consolidated Airlines Group SA CDI	761,807	6,315,541
MAPFRE SA (Reg.)	1,501,393	5,050,155
Red Electrica Corporacion SA	596,737	13,495,058
Repsol YPF SA	1,697,334	31,152,283
Telefonica SA	6,295,490	64,548,058

TOTAL SPAIN		681,202,185

Sweden - 2.6%
Alfa Laval AB	410,764	9,706,081
ASSA ABLOY AB (B Shares)	1,392,562	28,264,861
Atlas Copco AB:
(A Shares)	937,216	40,261,007
(B Shares)	537,572	20,652,752
Boliden AB	382,050	12,080,903
Electrolux AB (B Shares)	336,439	11,173,169
Essity AB Class B	843,290	24,489,908
Getinge AB (B Shares)	318,223	5,725,083
H&M Hennes & Mauritz AB (B Shares)	1,319,073	31,058,516
Hexagon AB (B Shares)	360,507	17,708,919
Husqvarna AB (B Shares)	577,737	5,269,440
ICA Gruppen AB (a)	110,355	3,991,840
Industrivarden AB (C Shares)	231,060	5,630,931
Investor AB (B Shares)	633,593	29,587,025
Kinnevik AB (B Shares)	324,687	10,410,526
Lundbergfoeretagen AB	53,258	3,906,416
Lundin Petroleum AB	260,362	5,990,446
Nordea Bank AB	4,219,703	49,451,121
Sandvik AB	1,568,331	26,922,770
Securitas AB (B Shares)	439,501	7,717,959
Skandinaviska Enskilda Banken AB (A Shares)	2,110,516	25,061,109
Skanska AB (B Shares)	475,385	10,426,617
SKF AB (B Shares)	528,549	11,946,251
Svenska Handelsbanken AB (A Shares)	2,121,829	28,997,573
Swedbank AB (A Shares)	1,258,274	30,047,841
Swedish Match Co. AB	252,539	9,551,347
Tele2 AB (B Shares)	505,195	6,463,590
Telefonaktiebolaget LM Ericsson (B Shares)	4,267,910	26,869,608
TeliaSonera AB	3,623,427	15,898,849
Volvo AB (B Shares)	2,169,209	41,254,347

TOTAL SWEDEN		556,516,805

Switzerland - 7.9%
ABB Ltd. (Reg.)	2,571,053	66,010,897
Adecco SA (Reg.)	225,960	17,089,122
Baloise Holdings AG	67,752	10,433,980
Barry Callebaut AG	3,076	5,715,810
Clariant AG (Reg.)	310,000	8,445,235
Coca-Cola HBC AG	252,777	8,098,559
Compagnie Financiere Richemont SA Series A	725,177	62,498,708
Credit Suisse Group AG	3,373,422	57,245,882
Dufry AG (b)	49,483	7,122,534
Ems-Chemie Holding AG	11,505	7,671,949
Galenica AG	67,729	8,530,239
Geberit AG (Reg.)	51,457	22,376,930
Givaudan SA	12,854	29,242,442
Julius Baer Group Ltd.	312,069	18,351,542
Kuehne & Nagel International AG	75,278	13,222,911
Lafargeholcim Ltd. (Reg.)	632,148	34,571,347
Lindt & Spruengli AG	145	10,159,949
Lindt & Spruengli AG (participation certificate)	1,401	8,281,388
Lonza Group AG	103,452	27,036,858
Nestle SA (Reg. S)	4,328,265	370,281,190
Novartis AG	3,092,919	265,362,050
Pargesa Holding SA	54,240	4,658,989
Partners Group Holding AG	24,210	16,636,300
Roche Holding AG (participation certificate)	975,881	246,619,872
Schindler Holding AG:
(participation certificate)	56,685	12,803,463
(Reg.)	28,004	6,231,335
SGS SA (Reg.)	7,426	18,358,355
Sika AG	3,013	23,277,052
Sonova Holding AG Class B	72,745	11,587,437
Straumann Holding AG	14,361	10,685,898
Swatch Group AG (Bearer)	43,043	15,694,561
Swatch Group AG (Bearer) (Reg.)	76,518	5,413,624
Swiss Life Holding AG	45,337	15,217,563
Swiss Prime Site AG	99,124	8,544,564
Swiss Re Ltd.	436,851	40,942,986
Swisscom AG	35,940	18,960,976
UBS Group AG	5,083,528	87,795,823
Zurich Insurance Group AG	210,188	63,499,744

TOTAL SWITZERLAND		1,664,678,064

United Kingdom - 15.7%
3i Group PLC	1,356,958	16,534,701
Admiral Group PLC	280,860	7,304,228
Anglo American PLC (United Kingdom) (a)	1,853,522	34,066,096
Antofagasta PLC	547,291	6,731,722
Ashtead Group PLC	696,622	17,890,699
Associated British Foods PLC	496,128	19,780,004
AstraZeneca PLC (United Kingdom)	1,758,228	113,473,154
Auto Trader Group PLC (c)	1,359,585	6,183,557
Aviva PLC	5,598,242	38,688,129
Babcock International Group PLC	355,288	3,349,026
BAE Systems PLC	4,422,267	32,931,915
Barclays PLC	23,662,707	61,742,966
Barratt Developments PLC	1,405,597	11,519,632
Berkeley Group Holdings PLC	180,074	9,293,184
BHP Billiton PLC	2,939,345	53,460,270
BP PLC	27,396,596	182,467,730
British American Tobacco PLC (United Kingdom)	3,185,785	202,591,493
British Land Co. PLC	1,356,073	11,535,565
BT Group PLC	11,707,640	41,128,154
Bunzl PLC	465,197	13,306,151
Burberry Group PLC	598,374	13,886,575
Capita Group PLC	925,545	5,839,213
Carnival PLC	260,830	16,903,756
Centrica PLC	7,699,993	15,057,878
Cobham PLC	3,338,978	5,734,855
Coca-Cola European Partners PLC	302,192	11,761,668
Compass Group PLC	2,197,982	44,558,537
ConvaTec Group PLC	1,899,419	4,983,422
Croda International PLC	182,320	10,535,918
Diageo PLC	3,505,945	121,213,219
Direct Line Insurance Group PLC	1,907,766	9,437,869
easyJet PLC	220,471	4,192,200
Fresnillo PLC	306,926	5,358,770
G4S PLC (United Kingdom)	2,150,228	7,461,847
GKN PLC	2,376,907	9,961,627
GlaxoSmithKline PLC	6,852,181	118,559,500
Hammerson PLC	1,098,145	7,715,257
Hargreaves Lansdown PLC	361,862	7,839,902
HSBC Holdings PLC (United Kingdom)	27,919,413	278,213,214
IMI PLC	378,746	6,433,434
Imperial Tobacco Group PLC	1,331,525	55,184,119
InterContinental Hotel Group PLC	251,589	14,797,427
Intertek Group PLC	225,468	15,947,469
Investec PLC	910,881	6,368,796
ITV PLC	5,023,717	10,863,726
J Sainsbury PLC	2,261,613	7,105,140
John Wood Group PLC	910,000	8,903,999
Johnson Matthey PLC	270,654	11,094,444
Kingfisher PLC	3,032,200	13,679,178
Land Securities Group PLC	1,034,786	13,070,812
Legal & General Group PLC	8,276,902	29,909,519
Lloyds Banking Group PLC	99,940,839	89,191,018
London Stock Exchange Group PLC	434,155	22,188,445
Marks & Spencer Group PLC	2,252,344	9,540,291
Mediclinic International PLC (a)	517,000	3,953,924
Meggitt PLC	1,076,538	7,052,428
Merlin Entertainments PLC (c)	983,715	4,681,594
Micro Focus International PLC	606,423	20,412,948
Mondi PLC	509,444	12,167,247
National Grid PLC	4,767,918	57,065,971
Next PLC	205,418	12,437,433
Old Mutual PLC	6,872,656	18,338,206
Pearson PLC	1,141,503	10,921,835
Persimmon PLC	430,600	14,791,523
Prudential PLC	3,591,678	90,286,900
Reckitt Benckiser Group PLC	928,131	81,469,006
RELX PLC	1,482,604	34,647,672
Rio Tinto PLC	1,714,924	81,192,369
Rolls-Royce Holdings PLC	2,305,862	26,725,097
Royal Bank of Scotland Group PLC (b)	4,974,074	18,598,991
Royal Dutch Shell PLC:
Class A (United Kingdom)	6,271,496	200,544,001
Class B (United Kingdom)	5,213,029	168,905,781
Royal Mail PLC	1,253,667	7,492,234
RSA Insurance Group PLC	1,415,278	11,646,824
Sage Group PLC	1,509,265	15,808,552
Schroders PLC	172,567	8,051,597
Scottish & Southern Energy PLC	1,385,243	25,646,882
Segro PLC	1,397,628	10,367,484
Severn Trent PLC	326,390	9,265,192
SKY PLC	1,440,083	18,238,977
Smith & Nephew PLC	1,216,201	21,525,729
Smiths Group PLC	547,499	10,980,690
St. James's Place Capital PLC	732,157	12,020,653
Standard Chartered PLC (United Kingdom) (b)	4,572,295	45,659,494
Standard Life PLC	3,736,726	21,740,364
Taylor Wimpey PLC	4,571,753	12,087,450
Tesco PLC	11,388,390	29,887,095
The Weir Group PLC	304,646	8,083,504
Travis Perkins PLC	347,864	7,569,561
Unilever PLC	1,761,203	99,346,300
United Utilities Group PLC	943,273	10,466,974
Vodafone Group PLC	37,026,213	112,266,483
Vodafone Group PLC sponsored ADR	9,027	277,851
Whitbread PLC	255,702	12,338,550
WM Morrison Supermarkets PLC	3,089,053	9,036,225
Worldpay Group PLC (c)	2,791,302	15,932,811

TOTAL UNITED KINGDOM		3,297,401,822

TOTAL COMMON STOCKS
(Cost $17,831,736,512)		20,442,239,234

Nonconvertible Preferred Stocks - 0.8%
France - 0.2%
Air Liquide SA (b)	320,692	40,046,074
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	77,238	6,683,495
Fuchs Petrolub AG	96,882	5,091,104
Henkel AG & Co. KGaA	247,732	33,614,384
Porsche Automobil Holding SE (Germany)	213,679	17,879,500
Volkswagen AG	257,603	54,607,592

TOTAL GERMANY		117,876,075

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	8,399,149	5,688,343
United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (b)	106,069,652	143,449
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $118,326,604)		163,753,941
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.06% to 1.11% 12/14/17 to 1/11/18(f)
(Cost $11,991,210)	$12,000,000	$11,991,333
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.13% (g)	117,193,562	117,217,001
Fidelity Securities Lending Cash Central Fund 1.13% (g)(h)	129,157,625	129,170,541
TOTAL MONEY MARKET FUNDS
(Cost $246,395,452)		246,387,542
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $18,208,449,778)		20,864,372,050
NET OTHER ASSETS (LIABILITIES) - 0.8%		159,443,802
NET ASSETS - 100%		$21,023,815,852

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ASX SPI 200 Index Contracts (Australia)	19	Dec. 2017	$2,150,710	$88,944	$88,944
Eurex Dax Index Contracts (Germany)	2	Dec. 2017	776,787	11,639	11,639
Eurex Euro Stoxx 50 Index Contracts (Germany)	162	Dec. 2017	6,889,476	(5,219)	(5,219)
Euronext CAC 40 10 Index Contracts (France)	14	Dec. 2017	894,413	10,553	10,553
FTSE 100 Index Contracts (United Kingdom)	54	Dec. 2017	5,352,339	(51,950)	(51,950)
HKFE Hang Seng Index Contracts (Hong Kong)	6	Dec. 2017	1,126,188	(14,155)	(14,155)
ICE E-mini MSCI EAFE Index Contracts (United States)	4,380	Dec. 2017	442,204,800	927,846	927,846
MSCI Sing IX ET Index Contracts (Singapore)	17	Dec. 2017	489,352	187	187
OMX Stockholm 30 Index Contracts (Sweden)	39	Dec. 2017	750,094	(3,486)	(3,486)
TSE TOPIX Index Contracts (Japan)	42	Dec. 2017	6,706,118	395,199	395,199
TOTAL FUTURES CONTRACTS					$1,359,558

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	800,000	USD	948,930	Goldman Sachs Bank USA	12/15/17	$4,061
EUR	1,900,000	USD	2,256,292	Goldman Sachs Bank USA	12/15/17	7,061
EUR	1,500,000	USD	1,778,091	Goldman Sachs Bank USA	12/15/17	8,766
EUR	3,000,000	USD	3,549,735	Goldman Sachs Bank USA	12/15/17	23,980
GBP	200,000	USD	264,287	Goldman Sachs Bank USA	12/15/17	6,328
GBP	1,000,000	USD	1,332,969	Goldman Sachs Bank USA	12/15/17	20,106
GBP	900,000	USD	1,190,643	Goldman Sachs Bank USA	12/15/17	27,124
GBP	1,700,000	USD	2,289,856	Goldman Sachs Bank USA	12/15/17	10,371
SEK	1,600,000	USD	198,019	Goldman Sachs Bank USA	12/15/17	(6,685)
SEK	1,700,000	USD	209,684	Goldman Sachs Bank USA	12/15/17	(6,391)
SEK	3,100,000	USD	383,663	Goldman Sachs Bank USA	12/15/17	(12,953)
JPY	170,000,000	USD	1,518,773	Goldman Sachs Bank USA	12/18/17	(6,923)
JPY	170,000,000	USD	1,506,877	Goldman Sachs Bank USA	12/18/17	4,972
JPY	390,000,000	USD	3,483,717	Goldman Sachs Bank USA	12/18/17	(15,357)
AUD	300,000	USD	233,230	Goldman Sachs Bank USA	12/22/17	(6,332)
AUD	700,000	USD	547,539	Goldman Sachs Bank USA	12/22/17	(18,111)
AUD	700,000	USD	548,806	Goldman Sachs Bank USA	12/22/17	(19,379)
AUD	1,100,000	USD	862,534	Goldman Sachs Bank USA	12/22/17	(30,577)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(9,939)
					Unrealized Appreciation	112,769
					Unrealized Depreciation	(122,708)

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

SEK – Swedish krona

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,033,738 or 0.4% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,158,577.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,751,251
Fidelity Securities Lending Cash Central Fund	2,464,432
Total	$4,215,683

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,519,582,029	$1,161,659,173	$1,357,922,856	$--
Consumer Staples	2,301,769,303	609,987,769	1,691,781,534	--
Energy	1,073,705,302	186,074,341	887,630,961	--
Financials	4,382,928,264	2,277,746,584	2,105,181,580	100
Health Care	2,088,843,492	395,079,414	1,693,764,078	--
Industrials	3,003,495,211	1,427,047,399	1,576,447,812	--
Information Technology	1,364,532,336	310,846,292	1,053,686,044	--
Materials	1,638,052,088	750,437,931	887,614,157	--
Real Estate	728,454,069	534,353,174	194,100,895	--
Telecommunication Services	836,716,380	174,309,909	662,406,471	--
Utilities	667,914,701	452,904,795	215,009,906	--
Government Obligations	11,991,333	--	11,991,333	--
Money Market Funds	246,387,542	246,387,542	--	--
Total Investments in Securities:	$20,864,372,050	$8,526,834,323	$12,337,537,627	$100
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$112,769	$--	$112,769	$--
Futures Contracts	$1,434,368	$1,434,368	$--	$--
Total Assets	$1,547,137	$1,434,368	$112,769	$--
Liabilities
Forward Foreign Currency Contracts	$(122,708)	$--	$(122,708)	$--
Futures Contracts	$(74,810)	$(74,810)	$--	$--
Total Liabilities	$(197,518)	$(74,810)	$(122,708)	$--
Total Derivative Instruments:	$1,349,619	$1,359,558	$(9,939)	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$2,994,856,232
Level 2 to Level 1	$537,195,396

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® 500 Index Fund

November 30, 2017

UEI-QTLY-0118
1.810737.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.2%
BorgWarner, Inc.	1,191,119	$66,322
Delphi Automotive PLC	1,602,047	167,686
The Goodyear Tire & Rubber Co.	1,511,512	48,928
		282,936
Automobiles - 0.5%
Ford Motor Co.	23,481,213	293,985
General Motors Co.	7,873,756	339,280
Harley-Davidson, Inc. (a)	1,024,197	51,415
		684,680
Distributors - 0.1%
Genuine Parts Co.	881,527	81,956
LKQ Corp. (b)	1,854,304	73,097
		155,053
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,255,105	32,859
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	2,448,467	160,717
Chipotle Mexican Grill, Inc. (a)(b)	150,636	45,852
Darden Restaurants, Inc.	752,567	63,456
Hilton Worldwide Holdings, Inc.	1,226,276	95,110
Marriott International, Inc. Class A	1,878,150	238,525
McDonald's Corp.	4,862,966	836,284
MGM Mirage, Inc.	3,107,944	106,043
Norwegian Cruise Line Holdings Ltd. (b)	1,068,453	57,867
Royal Caribbean Cruises Ltd.	1,032,995	127,967
Starbucks Corp.	8,668,717	501,225
Wyndham Worldwide Corp.	617,096	69,355
Wynn Resorts Ltd.	480,303	75,926
Yum! Brands, Inc.	2,069,910	172,775
		2,551,102
Household Durables - 0.4%
D.R. Horton, Inc.	2,044,839	104,287
Garmin Ltd. (a)	666,202	41,358
Leggett & Platt, Inc.	794,199	38,312
Lennar Corp. Class A	1,219,889	76,585
Mohawk Industries, Inc. (b)	379,356	107,210
Newell Brands, Inc.	2,942,406	91,126
PulteGroup, Inc.	1,666,457	56,876
Whirlpool Corp.	438,143	73,858
		589,612
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. (b)	2,393,760	2,816,857
Expedia, Inc.	733,510	89,855
Netflix, Inc. (b)	2,592,089	486,224
Priceline Group, Inc. (b)	294,536	512,407
TripAdvisor, Inc. (a)(b)	650,317	22,514
		3,927,857
Leisure Products - 0.1%
Hasbro, Inc.	683,363	63,566
Mattel, Inc. (a)	2,057,617	37,552
		101,118
Media - 2.7%
CBS Corp. Class B	2,185,669	122,529
Charter Communications, Inc. Class A (b)	1,207,639	393,944
Comcast Corp. Class A	28,240,894	1,060,163
Discovery Communications, Inc.:
Class A (a)(b)	924,166	17,578
Class C (non-vtg.) (a)(b)	1,220,102	22,059
DISH Network Corp. Class A (b)	1,366,900	69,233
Interpublic Group of Companies, Inc.	2,361,062	46,702
News Corp.:
Class A	2,294,494	37,079
Class B	731,095	11,990
Omnicom Group, Inc. (a)	1,385,374	98,971
Scripps Networks Interactive, Inc. Class A	576,125	47,150
The Walt Disney Co.	9,266,572	971,322
Time Warner, Inc.	4,669,670	427,322
Twenty-First Century Fox, Inc.:
Class A	6,319,099	201,832
Class B	2,636,736	82,134
Viacom, Inc. Class B (non-vtg.)	2,117,609	59,971
		3,669,979
Multiline Retail - 0.4%
Dollar General Corp.	1,564,042	137,761
Dollar Tree, Inc. (b)	1,421,944	146,119
Kohl's Corp.	1,012,101	48,550
Macy's, Inc. (a)	1,828,477	43,518
Nordstrom, Inc. (a)	698,637	31,753
Target Corp.	3,279,110	196,419
		604,120
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	443,449	44,788
AutoZone, Inc. (b)	168,289	115,574
Best Buy Co., Inc.	1,592,880	94,952
CarMax, Inc. (a)(b)	1,100,157	75,812
Foot Locker, Inc.	744,443	31,892
Gap, Inc. (a)	1,318,464	42,600
Home Depot, Inc.	7,077,251	1,272,631
L Brands, Inc.	1,498,241	84,006
Lowe's Companies, Inc.	5,068,466	422,558
O'Reilly Automotive, Inc. (b)	528,427	124,820
Ross Stores, Inc.	2,336,526	177,646
Signet Jewelers Ltd. (a)	362,989	18,981
Tiffany & Co., Inc.	612,976	57,926
TJX Companies, Inc.	3,819,987	288,600
Tractor Supply Co.	760,643	51,906
Ulta Beauty, Inc.	350,371	77,681
		2,982,373
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (a)	2,188,218	45,712
Michael Kors Holdings Ltd. (b)	910,224	53,193
NIKE, Inc. Class B	7,888,533	476,625
PVH Corp.	464,829	62,543
Ralph Lauren Corp.	332,491	31,637
Tapestry, Inc.	1,696,552	70,729
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,110,381	14,757
Class C (non-vtg.) (a)(b)	1,117,489	13,332
VF Corp.	1,961,435	143,106
		911,634

TOTAL CONSUMER DISCRETIONARY		16,493,323

CONSUMER STAPLES - 8.1%
Beverages - 2.0%
Brown-Forman Corp. Class B (non-vtg.)	1,175,653	70,304
Constellation Brands, Inc. Class A (sub. vtg.)	1,032,057	224,565
Dr. Pepper Snapple Group, Inc.	1,091,018	98,399
Molson Coors Brewing Co. Class B	1,108,836	86,600
Monster Beverage Corp. (b)	2,490,108	156,055
PepsiCo, Inc.	8,576,270	999,307
The Coca-Cola Co.	23,046,784	1,054,851
		2,690,081
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	2,633,175	485,636
CVS Health Corp.	6,103,136	467,500
Kroger Co.	5,387,381	139,318
Sysco Corp.	2,915,698	168,323
Wal-Mart Stores, Inc.	8,787,766	854,434
Walgreens Boots Alliance, Inc.	5,212,473	379,260
		2,494,471
Food Products - 1.2%
Archer Daniels Midland Co.	3,377,354	134,689
Campbell Soup Co. (a)	1,164,484	57,409
ConAgra Foods, Inc.	2,495,460	93,156
General Mills, Inc. (a)	3,464,726	195,965
Hormel Foods Corp. (a)	1,618,356	58,989
Kellogg Co.	1,491,899	98,704
McCormick & Co., Inc. (non-vtg.)	713,923	72,949
Mondelez International, Inc.	9,051,394	388,667
The Hershey Co.	848,364	94,109
The J.M. Smucker Co.	681,928	79,561
The Kraft Heinz Co.	3,583,855	291,618
Tyson Foods, Inc. Class A	1,736,667	142,841
		1,708,657
Household Products - 1.6%
Church & Dwight Co., Inc.	1,497,975	70,540
Clorox Co.	774,889	107,934
Colgate-Palmolive Co.	5,288,296	383,137
Kimberly-Clark Corp.	2,121,119	254,025
Procter & Gamble Co.	15,309,478	1,377,700
		2,193,336
Personal Products - 0.2%
Coty, Inc. Class A	2,831,773	48,791
Estee Lauder Companies, Inc. Class A	1,344,050	167,778
		216,569
Tobacco - 1.3%
Altria Group, Inc.	11,518,475	781,298
Philip Morris International, Inc.	9,324,581	958,101
		1,739,399

TOTAL CONSUMER STAPLES		11,042,513

ENERGY - 5.8%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	2,569,762	76,399
Halliburton Co.	5,210,404	217,691
Helmerich & Payne, Inc. (a)	651,891	38,188
National Oilwell Varco, Inc.	2,281,652	76,549
Schlumberger Ltd.	8,341,981	524,294
TechnipFMC PLC	2,636,749	75,516
		1,008,637
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	3,364,098	161,779
Andeavor	866,632	91,404
Apache Corp.	2,287,006	95,665
Cabot Oil & Gas Corp.	2,776,663	80,384
Chesapeake Energy Corp. (a)(b)	5,451,747	22,189
Chevron Corp.	11,376,999	1,353,749
Cimarex Energy Co.	572,019	66,417
Concho Resources, Inc. (b)	892,821	124,870
ConocoPhillips Co.	7,306,178	371,738
Devon Energy Corp.	3,156,136	121,606
EOG Resources, Inc.	3,466,815	354,725
EQT Corp.	1,439,684	85,805
Exxon Mobil Corp.	25,439,205	2,118,831
Hess Corp.	1,622,367	74,434
Kinder Morgan, Inc.	11,526,472	198,601
Marathon Oil Corp.	5,103,083	75,730
Marathon Petroleum Corp.	3,039,389	190,357
Newfield Exploration Co. (b)	1,195,904	36,989
Noble Energy, Inc.	2,921,063	76,824
Occidental Petroleum Corp.	4,590,308	323,617
ONEOK, Inc.	2,280,786	118,373
Phillips 66 Co.	2,579,598	251,666
Pioneer Natural Resources Co.	1,021,190	159,346
Range Resources Corp. (a)	1,355,633	24,429
The Williams Companies, Inc.	4,962,952	144,174
Valero Energy Corp.	2,651,612	227,031
		6,950,733

TOTAL ENERGY		7,959,370

FINANCIALS - 14.7%
Banks - 6.5%
Bank of America Corp.	58,908,381	1,659,449
BB&T Corp.	4,851,535	239,763
Citigroup, Inc.	16,357,372	1,234,982
Citizens Financial Group, Inc.	3,005,871	122,339
Comerica, Inc.	1,056,115	87,985
Fifth Third Bancorp	4,423,070	134,948
Huntington Bancshares, Inc.	6,544,111	94,235
JPMorgan Chase & Co.	21,126,748	2,208,168
KeyCorp	6,529,277	123,926
M&T Bank Corp.	912,151	154,108
Peoples United Financial, Inc.	2,067,344	39,321
PNC Financial Services Group, Inc.	2,877,006	404,392
Regions Financial Corp.	7,174,881	119,031
SunTrust Banks, Inc.	2,881,383	177,580
U.S. Bancorp	9,540,645	526,167
Wells Fargo & Co.	26,821,761	1,514,625
Zions Bancorporation	1,213,778	60,143
		8,901,162
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	335,967	66,747
Ameriprise Financial, Inc.	900,212	146,942
Bank of New York Mellon Corp.	6,202,743	339,538
BlackRock, Inc. Class A	744,175	372,973
Brighthouse Financial, Inc.	575,262	33,820
CBOE Holdings, Inc.	677,079	83,572
Charles Schwab Corp.	7,155,285	349,106
CME Group, Inc.	2,040,707	305,167
E*TRADE Financial Corp. (b)	1,651,342	79,496
Franklin Resources, Inc.	1,975,473	85,637
Goldman Sachs Group, Inc.	2,160,091	534,925
IntercontinentalExchange, Inc.	3,533,126	252,442
Invesco Ltd.	2,442,640	88,350
Moody's Corp.	997,630	151,460
Morgan Stanley	8,490,213	438,180
Northern Trust Corp.	1,289,453	126,083
Raymond James Financial, Inc.	770,437	68,030
S&P Global, Inc.	1,542,945	255,327
State Street Corp.	2,245,107	214,071
T. Rowe Price Group, Inc.	1,443,033	148,517
The NASDAQ OMX Group, Inc.	700,974	55,489
		4,195,872
Consumer Finance - 0.7%
American Express Co.	4,404,924	430,405
Capital One Financial Corp.	2,903,939	267,162
Discover Financial Services	2,235,484	157,825
Navient Corp.	1,645,633	20,751
Synchrony Financial	4,488,443	161,090
		1,037,233
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (b)	11,552,027	2,229,657
Leucadia National Corp.	1,901,005	50,015
		2,279,672
Insurance - 2.7%
AFLAC, Inc.	2,372,831	207,955
Allstate Corp.	2,169,492	222,720
American International Group, Inc.	5,423,763	325,209
Aon PLC	1,526,957	214,110
Arthur J. Gallagher & Co.	1,081,646	71,205
Assurant, Inc.	323,519	32,633
Chubb Ltd.	2,794,211	425,027
Cincinnati Financial Corp.	895,891	66,950
Everest Re Group Ltd.	246,565	54,146
Hartford Financial Services Group, Inc.	2,187,144	125,630
Lincoln National Corp.	1,329,983	101,810
Loews Corp.	1,657,095	83,319
Marsh & McLennan Companies, Inc.	3,077,039	258,256
MetLife, Inc.	6,381,131	342,539
Principal Financial Group, Inc.	1,613,392	114,212
Progressive Corp.	3,493,543	185,787
Prudential Financial, Inc.	2,563,574	296,964
The Travelers Companies, Inc.	1,656,698	224,599
Torchmark Corp.	649,463	57,705
Unum Group	1,354,928	76,716
Willis Group Holdings PLC	806,228	129,641
XL Group Ltd.	1,548,614	60,117
		3,677,250

TOTAL FINANCIALS		20,091,189

HEALTH CARE - 14.0%
Biotechnology - 2.8%
AbbVie, Inc.	9,570,442	927,567
Alexion Pharmaceuticals, Inc. (b)	1,339,933	147,138
Amgen, Inc.	4,380,738	769,520
Biogen, Inc. (b)	1,269,372	408,954
Celgene Corp. (b)	4,696,987	473,597
Gilead Sciences, Inc.	7,840,366	586,303
Incyte Corp. (b)	1,025,042	101,469
Regeneron Pharmaceuticals, Inc. (b)	461,240	166,904
Vertex Pharmaceuticals, Inc. (b)	1,513,641	218,403
		3,799,855
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	10,431,057	587,999
Align Technology, Inc. (b)	433,080	112,982
Baxter International, Inc.	3,009,533	197,215
Becton, Dickinson & Co.	1,366,229	311,787
Boston Scientific Corp. (b)	8,237,816	216,490
C.R. Bard, Inc.	436,300	146,571
Danaher Corp.	3,670,216	346,322
Dentsply Sirona, Inc.	1,377,857	92,330
Edwards Lifesciences Corp. (b)	1,267,726	148,577
Hologic, Inc. (b)	1,683,871	70,251
IDEXX Laboratories, Inc. (b)	523,978	81,955
Intuitive Surgical, Inc. (b)	671,524	268,462
Medtronic PLC	8,132,536	667,925
ResMed, Inc.	853,777	72,913
Stryker Corp.	1,931,352	301,291
The Cooper Companies, Inc.	293,321	70,743
Varian Medical Systems, Inc. (a)(b)	551,145	61,590
Zimmer Biomet Holdings, Inc.	1,213,923	142,150
		3,897,553
Health Care Providers & Services - 2.8%
Aetna, Inc.	1,991,422	358,814
AmerisourceBergen Corp.	973,454	82,568
Anthem, Inc.	1,576,477	370,409
Cardinal Health, Inc.	1,899,891	112,455
Centene Corp. (b)	1,035,492	105,713
Cigna Corp.	1,511,597	320,050
DaVita HealthCare Partners, Inc. (b)	918,324	56,073
Envision Healthcare Corp. (a)(b)	725,406	23,162
Express Scripts Holding Co. (b)	3,467,422	226,007
HCA Holdings, Inc. (b)	1,735,065	147,481
Henry Schein, Inc. (b)	952,532	68,058
Humana, Inc.	867,635	226,331
Laboratory Corp. of America Holdings (b)	611,175	96,731
McKesson Corp.	1,262,344	186,499
Patterson Companies, Inc. (a)	494,507	18,074
Quest Diagnostics, Inc.	818,939	80,633
UnitedHealth Group, Inc.	5,804,721	1,324,463
Universal Health Services, Inc. Class B	530,581	57,488
		3,861,009
Health Care Technology - 0.1%
Cerner Corp. (b)	1,891,185	133,688
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	1,929,205	133,578
Illumina, Inc. (b)	876,539	201,630
Mettler-Toledo International, Inc. (b)	154,104	96,964
PerkinElmer, Inc.	661,697	48,754
Quintiles Transnational Holdings, Inc. (b)	909,971	92,826
Thermo Fisher Scientific, Inc.	2,402,716	463,148
Waters Corp. (b)	479,238	94,491
		1,131,391
Pharmaceuticals - 4.6%
Allergan PLC	2,007,067	348,888
Bristol-Myers Squibb Co.	9,845,597	622,143
Eli Lilly & Co.	5,816,792	492,333
Johnson & Johnson	16,113,887	2,245,148
Merck & Co., Inc.	16,421,066	907,592
Mylan N.V. (b)	3,219,661	117,614
Perrigo Co. PLC	796,258	69,442
Pfizer, Inc.	35,829,049	1,299,161
Zoetis, Inc. Class A	2,946,590	213,009
		6,315,330

TOTAL HEALTH CARE		19,138,826

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.5%
Arconic, Inc.	2,537,176	62,440
General Dynamics Corp.	1,672,023	346,376
L3 Technologies, Inc.	469,595	93,257
Lockheed Martin Corp.	1,504,235	480,031
Northrop Grumman Corp.	1,045,546	321,401
Raytheon Co.	1,742,563	333,091
Rockwell Collins, Inc.	975,454	129,062
Textron, Inc.	1,589,259	88,538
The Boeing Co.	3,335,753	923,336
TransDigm Group, Inc. (a)	289,842	82,254
United Technologies Corp.	4,459,891	541,654
		3,401,440
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (a)	842,473	73,000
Expeditors International of Washington, Inc.	1,085,094	70,292
FedEx Corp.	1,481,698	342,954
United Parcel Service, Inc. Class B	4,135,157	502,215
		988,461
Airlines - 0.5%
Alaska Air Group, Inc.	741,606	51,297
American Airlines Group, Inc.	2,602,225	131,386
Delta Air Lines, Inc.	3,999,099	211,632
Southwest Airlines Co.	3,306,108	200,582
United Continental Holdings, Inc. (b)	1,552,502	98,304
		693,201
Building Products - 0.3%
A.O. Smith Corp.	879,071	55,751
Allegion PLC	570,261	47,982
Fortune Brands Home & Security, Inc.	924,633	63,263
Johnson Controls International PLC	5,597,830	210,702
Masco Corp.	1,912,737	82,076
		459,774
Commercial Services & Supplies - 0.3%
Cintas Corp.	512,733	80,725
Republic Services, Inc.	1,374,832	89,282
Stericycle, Inc. (b)	512,350	33,974
Waste Management, Inc.	2,430,490	199,908
		403,889
Construction & Engineering - 0.1%
Fluor Corp.	839,910	40,660
Jacobs Engineering Group, Inc.	722,333	47,407
Quanta Services, Inc. (b)	907,662	34,400
		122,467
Electrical Equipment - 0.6%
Acuity Brands, Inc. (a)	252,713	43,320
AMETEK, Inc.	1,385,619	100,721
Eaton Corp. PLC	2,670,439	207,707
Emerson Electric Co.	3,842,480	249,070
Fortive Corp.	1,831,087	136,691
Rockwell Automation, Inc.	770,626	148,792
		886,301
Industrial Conglomerates - 2.0%
3M Co.	3,582,801	871,122
General Electric Co.	51,979,570	950,706
Honeywell International, Inc.	4,576,836	713,803
Roper Technologies, Inc.	613,697	163,986
		2,699,617
Machinery - 1.6%
Caterpillar, Inc.	3,548,015	500,802
Cummins, Inc.	945,964	158,354
Deere & Co.	1,920,351	287,784
Dover Corp.	934,595	91,319
Flowserve Corp. (a)	784,302	33,396
Illinois Tool Works, Inc.	1,859,547	314,728
Ingersoll-Rand PLC	1,522,941	133,440
PACCAR, Inc.	2,109,552	148,365
Parker Hannifin Corp.	799,271	149,855
Pentair PLC	991,484	70,554
Snap-On, Inc. (a)	345,716	58,575
Stanley Black & Decker, Inc.	919,483	155,972
Xylem, Inc.	1,078,071	74,753
		2,177,897
Professional Services - 0.3%
Equifax, Inc.	722,680	82,472
IHS Markit Ltd. (b)	2,180,952	97,314
Nielsen Holdings PLC	2,016,421	74,043
Robert Half International, Inc.	757,568	43,212
Verisk Analytics, Inc. (b)	933,090	89,969
		387,010
Road & Rail - 0.9%
CSX Corp.	5,483,244	305,691
J.B. Hunt Transport Services, Inc.	512,471	56,956
Kansas City Southern	632,914	70,975
Norfolk Southern Corp.	1,730,152	239,851
Union Pacific Corp.	4,805,259	607,865
		1,281,338
Trading Companies & Distributors - 0.2%
Fastenal Co.	1,728,929	90,579
United Rentals, Inc. (b)	507,389	80,918
W.W. Grainger, Inc. (a)	315,187	69,754
		241,251

TOTAL INDUSTRIALS		13,742,646

INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 1.0%
Cisco Systems, Inc.	30,018,744	1,119,699
F5 Networks, Inc. (b)	381,516	51,199
Harris Corp.	719,019	103,898
Juniper Networks, Inc.	2,283,254	63,383
Motorola Solutions, Inc.	976,522	91,900
		1,430,079
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,833,796	166,124
Corning, Inc.	5,422,431	175,633
FLIR Systems, Inc.	823,683	38,367
TE Connectivity Ltd.	2,121,606	200,364
		580,488
Internet Software & Services - 4.8%
Akamai Technologies, Inc. (b)	1,029,170	57,407
Alphabet, Inc.:
Class A (b)	1,789,368	1,854,089
Class C (b)	1,812,279	1,851,080
eBay, Inc. (b)	5,976,031	207,189
Facebook, Inc. Class A (b)	14,230,731	2,521,401
VeriSign, Inc. (a)(b)	515,909	59,381
		6,550,547
IT Services - 4.1%
Accenture PLC Class A	3,710,193	549,146
Alliance Data Systems Corp.	289,800	69,340
Automatic Data Processing, Inc.	2,667,886	305,366
Cognizant Technology Solutions Corp. Class A	3,545,914	256,299
CSRA, Inc.	981,451	28,393
DXC Technology Co.	1,708,918	164,295
Fidelity National Information Services, Inc.	1,995,703	188,255
Fiserv, Inc. (b)	1,263,571	166,096
Gartner, Inc. (b)	543,916	65,754
Global Payments, Inc.	915,465	92,059
IBM Corp.	5,203,419	801,170
MasterCard, Inc. Class A	5,606,056	843,543
Paychex, Inc.	1,920,354	129,259
PayPal Holdings, Inc. (b)	6,785,682	513,880
The Western Union Co.	2,785,678	54,850
Total System Services, Inc.	1,006,558	74,848
Visa, Inc. Class A (a)	10,982,958	1,236,571
		5,539,124
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (a)(b)	4,831,538	52,615
Analog Devices, Inc.	2,207,360	190,076
Applied Materials, Inc.	6,402,852	337,879
Broadcom Ltd.	2,441,055	678,467
Intel Corp.	28,211,310	1,264,995
KLA-Tencor Corp.	941,617	96,271
Lam Research Corp.	975,328	187,585
Microchip Technology, Inc.	1,397,225	121,545
Micron Technology, Inc. (b)	6,688,500	283,526
NVIDIA Corp.	3,602,210	723,000
Qorvo, Inc. (b)	764,077	58,513
Qualcomm, Inc.	8,870,065	588,440
Skyworks Solutions, Inc.	1,103,118	115,541
Texas Instruments, Inc.	5,943,881	578,280
Xilinx, Inc.	1,492,528	103,746
		5,380,479
Software - 5.3%
Activision Blizzard, Inc.	4,532,307	282,816
Adobe Systems, Inc. (b)	2,962,252	537,560
ANSYS, Inc. (b)	508,878	75,411
Autodesk, Inc. (b)	1,315,961	144,361
CA Technologies, Inc.	1,896,880	62,730
Cadence Design Systems, Inc. (b)	1,682,237	73,867
Citrix Systems, Inc. (b)	864,142	75,725
Electronic Arts, Inc. (b)	1,853,507	197,120
Intuit, Inc.	1,461,335	229,751
Microsoft Corp.	46,241,838	3,892,176
Oracle Corp.	18,129,791	889,448
Red Hat, Inc. (b)	1,065,415	135,052
Salesforce.com, Inc. (b)	4,099,105	427,619
Symantec Corp.	3,689,504	106,885
Synopsys, Inc. (b)	901,980	81,521
		7,212,042
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	31,010,396	5,329,139
Hewlett Packard Enterprise Co.	9,861,833	137,573
HP, Inc.	10,027,676	215,094
NetApp, Inc.	1,619,541	91,520
Seagate Technology LLC (a)	1,728,041	66,633
Western Digital Corp.	1,770,334	139,609
Xerox Corp.	1,281,682	38,015
		6,017,583

TOTAL INFORMATION TECHNOLOGY		32,710,342

MATERIALS - 2.9%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	1,308,544	213,345
Albemarle Corp. U.S.	663,245	89,087
CF Industries Holdings, Inc.	1,400,341	52,471
DowDuPont, Inc.	14,008,023	1,008,017
Eastman Chemical Co.	869,808	80,344
Ecolab, Inc.	1,563,617	212,527
FMC Corp.	805,262	76,017
International Flavors & Fragrances, Inc.	474,117	73,697
LyondellBasell Industries NV Class A	1,948,551	204,013
Monsanto Co.	2,637,557	312,128
PPG Industries, Inc.	1,539,824	179,928
Praxair, Inc.	1,717,444	264,349
Sherwin-Williams Co.	493,508	197,117
The Mosaic Co.	2,107,396	51,189
		3,014,229
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	377,271	78,620
Vulcan Materials Co.	794,139	99,784
		178,404
Containers & Packaging - 0.4%
Avery Dennison Corp.	530,653	60,558
Ball Corp.	2,112,005	84,290
International Paper Co.	2,478,898	140,330
Packaging Corp. of America	566,455	67,182
Sealed Air Corp.	1,082,993	52,038
WestRock Co.	1,524,943	95,172
		499,570
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (b)	8,078,173	112,448
Newmont Mining Corp.	3,201,363	118,418
Nucor Corp.	1,917,732	110,270
		341,136

TOTAL MATERIALS		4,033,339

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	562,100	71,420
American Tower Corp.	2,576,643	370,856
Apartment Investment & Management Co. Class A	942,710	41,564
AvalonBay Communities, Inc.	829,008	150,324
Boston Properties, Inc.	926,477	116,162
Crown Castle International Corp.	2,439,100	275,618
Digital Realty Trust, Inc.	1,228,448	143,360
Duke Realty Corp.	2,135,701	60,077
Equinix, Inc.	467,761	217,270
Equity Residential (SBI)	2,205,231	147,354
Essex Property Trust, Inc.	396,182	97,853
Extra Space Storage, Inc.	755,934	64,527
Federal Realty Investment Trust (SBI)	433,795	57,352
General Growth Properties, Inc.	3,748,369	88,087
HCP, Inc.	2,815,506	74,442
Host Hotels & Resorts, Inc.	4,443,038	87,928
Iron Mountain, Inc.	1,587,319	64,874
Kimco Realty Corp.	2,555,497	47,328
Mid-America Apartment Communities, Inc.	682,066	69,871
Prologis, Inc.	3,193,135	211,481
Public Storage	898,406	191,468
Realty Income Corp.	1,645,459	90,994
Regency Centers Corp.	888,350	60,239
SBA Communications Corp. Class A (b)	722,591	122,660
Simon Property Group, Inc.	1,866,154	301,850
SL Green Realty Corp.	594,174	60,742
The Macerich Co.	653,733	42,329
UDR, Inc.	1,606,423	63,181
Ventas, Inc.	2,138,211	136,867
Vornado Realty Trust	1,035,113	80,345
Welltower, Inc.	2,214,632	149,399
Weyerhaeuser Co.	4,520,421	159,932
		3,917,754
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (b)	1,805,680	78,294

TOTAL REAL ESTATE		3,996,048

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	36,862,620	1,341,062
CenturyLink, Inc.	5,833,499	85,111
Verizon Communications, Inc.	24,491,241	1,246,359
		2,672,532
UTILITIES - 3.1%
Electric Utilities - 1.9%
Alliant Energy Corp.	1,387,224	62,578
American Electric Power Co., Inc.	2,952,853	229,230
Duke Energy Corp.	4,201,881	374,724
Edison International	1,956,065	158,969
Entergy Corp.	1,077,780	93,206
Eversource Energy	1,902,483	123,376
Exelon Corp.	5,764,065	240,419
FirstEnergy Corp.	2,667,459	91,067
NextEra Energy, Inc.	2,810,702	444,203
PG&E Corp.	3,078,821	166,995
Pinnacle West Capital Corp.	670,160	61,527
PPL Corp.	4,101,566	150,404
Southern Co.	6,000,526	307,227
Xcel Energy, Inc.	3,048,448	157,330
		2,661,255
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,804,936	49,906
The AES Corp.	3,963,974	41,939
		91,845
Multi-Utilities - 1.0%
Ameren Corp.	1,456,703	93,171
CenterPoint Energy, Inc.	2,587,731	77,658
CMS Energy Corp.	1,693,116	84,486
Consolidated Edison, Inc.	1,860,067	165,620
Dominion Resources, Inc.	3,857,885	324,564
DTE Energy Co.	1,076,983	124,467
NiSource, Inc.	1,956,418	53,860
Public Service Enterprise Group, Inc.	3,037,138	161,151
SCANA Corp.	858,028	37,041
Sempra Energy	1,507,393	182,379
WEC Energy Group, Inc.	1,894,636	131,658
		1,436,055
Water Utilities - 0.1%
American Water Works Co., Inc.	1,070,349	98,001

TOTAL UTILITIES		4,287,156

TOTAL COMMON STOCKS
(Cost $72,835,655)		136,167,284
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.26% 6/21/18 (c)
(Cost $19,860)	20,000	19,843
	Shares	Value (000s)

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.13% (d)	379,711,097	$379,787
Fidelity Securities Lending Cash Central Fund 1.13% (d)(e)	1,227,355,298	1,227,478
TOTAL MONEY MARKET FUNDS
(Cost $1,607,194)		1,607,265
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $74,462,709)		137,794,392
NET OTHER ASSETS (LIABILITIES) - (0.6)%(f)		(879,460)
NET ASSETS - 100%		$136,914,932

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	5,700	Dec. 2017	$754,652	$32,766	$32,766

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,843,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $2,357,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,032
Fidelity Securities Lending Cash Central Fund	1,870
Total	$3,902

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$16,493,323	$16,493,323	$--	$--
Consumer Staples	11,042,513	11,042,513	--	--
Energy	7,959,370	7,959,370	--	--
Financials	20,091,189	20,091,189	--	--
Health Care	19,138,826	19,138,826	--	--
Industrials	13,742,646	13,742,646	--	--
Information Technology	32,710,342	32,710,342	--	--
Materials	4,033,339	4,033,339	--	--
Real Estate	3,996,048	3,996,048	--	--
Telecommunication Services	2,672,532	2,672,532	--	--
Utilities	4,287,156	4,287,156	--	--
U.S. Government and Government Agency Obligations	19,843	--	19,843	--
Money Market Funds	1,607,265	1,607,265	--	--
Total Investments in Securities:	$137,794,392	$137,774,549	$19,843	$--
Derivative Instruments:
Assets
Futures Contracts	$32,766	$32,766	$--	$--
Total Assets	$32,766	$32,766	$--	$--
Total Derivative Instruments:	$32,766	$32,766	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ 500 Index Fund

November 30, 2017

Z5I-QTLY-0118
1.9881569.100

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.2%
BorgWarner, Inc.	139	$7,740
Delphi Automotive PLC	186	19,469
The Goodyear Tire & Rubber Co.	170	5,503
		32,712
Automobiles - 0.5%
Ford Motor Co.	2,740	34,305
General Motors Co.	916	39,470
Harley-Davidson, Inc.	111	5,572
		79,347
Distributors - 0.1%
Genuine Parts Co.	103	9,576
LKQ Corp. (a)	228	8,988
		18,564
Diversified Consumer Services - 0.0%
H&R Block, Inc.	145	3,796
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	285	18,707
Chipotle Mexican Grill, Inc. (a)	18	5,479
Darden Restaurants, Inc.	87	7,336
Hilton Worldwide Holdings, Inc.	147	11,401
Marriott International, Inc. Class A	218	27,686
McDonald's Corp.	568	97,679
MGM Mirage, Inc.	361	12,317
Norwegian Cruise Line Holdings Ltd. (a)	128	6,932
Royal Caribbean Cruises Ltd.	120	14,866
Starbucks Corp.	1,006	58,167
Wyndham Worldwide Corp.	69	7,755
Wynn Resorts Ltd.	54	8,536
Yum! Brands, Inc.	241	20,116
		296,977
Household Durables - 0.4%
D.R. Horton, Inc.	242	12,342
Garmin Ltd.	82	5,091
Leggett & Platt, Inc.	86	4,149
Lennar Corp. Class A	142	8,915
Mohawk Industries, Inc. (a)	45	12,717
Newell Brands, Inc.	342	10,592
PulteGroup, Inc.	185	6,314
Whirlpool Corp.	49	8,260
		68,380
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. (a)	279	328,313
Expedia, Inc.	87	10,658
Netflix, Inc. (a)	300	56,274
Priceline Group, Inc. (a)	34	59,150
TripAdvisor, Inc. (a)	81	2,804
		457,199
Leisure Products - 0.1%
Hasbro, Inc.	80	7,442
Mattel, Inc.	251	4,581
		12,023
Media - 2.6%
CBS Corp. Class B	254	14,239
Charter Communications, Inc. Class A (a)	140	45,669
Comcast Corp. Class A	3,300	123,882
Discovery Communications, Inc.:
Class A (a)	115	2,187
Class C (non-vtg.) (a)	117	2,115
DISH Network Corp. Class A (a)	159	8,053
Interpublic Group of Companies, Inc.	265	5,242
News Corp.:
Class A	260	4,202
Class B	94	1,542
Omnicom Group, Inc.	164	11,716
Scripps Networks Interactive, Inc. Class A	64	5,238
The Walt Disney Co.	1,084	113,625
Time Warner, Inc.	542	49,598
Twenty-First Century Fox, Inc.:
Class A	746	23,827
Class B	293	9,127
Viacom, Inc. Class B (non-vtg.)	261	7,392
		427,654
Multiline Retail - 0.4%
Dollar General Corp.	181	15,942
Dollar Tree, Inc. (a)	165	16,955
Kohl's Corp.	116	5,565
Macy's, Inc.	201	4,784
Nordstrom, Inc.	89	4,045
Target Corp.	381	22,822
		70,113
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	55	5,555
AutoZone, Inc. (a)	20	13,735
Best Buy Co., Inc.	189	11,266
CarMax, Inc. (a)	128	8,820
Foot Locker, Inc.	86	3,684
Gap, Inc.	145	4,685
Home Depot, Inc.	827	148,711
L Brands, Inc.	177	9,924
Lowe's Companies, Inc.	588	49,022
O'Reilly Automotive, Inc. (a)	61	14,409
Ross Stores, Inc.	271	20,604
Signet Jewelers Ltd.	37	1,935
Tiffany & Co., Inc.	75	7,088
TJX Companies, Inc.	443	33,469
Tractor Supply Co.	84	5,732
Ulta Beauty, Inc.	41	9,090
		347,729
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	247	5,160
Michael Kors Holdings Ltd. (a)	112	6,545
NIKE, Inc. Class B	914	55,224
PVH Corp.	54	7,266
Ralph Lauren Corp.	42	3,996
Tapestry, Inc.	200	8,338
Under Armour, Inc.:
Class A (sub. vtg.) (a)	135	1,794
Class C (non-vtg.) (a)	93	1,109
VF Corp.	226	16,489
		105,921

TOTAL CONSUMER DISCRETIONARY		1,920,415

CONSUMER STAPLES - 7.9%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	132	7,894
Constellation Brands, Inc. Class A (sub. vtg.)	120	26,111
Dr. Pepper Snapple Group, Inc.	127	11,454
Molson Coors Brewing Co. Class B	130	10,153
Monster Beverage Corp. (a)	288	18,049
PepsiCo, Inc.	1,003	116,870
The Coca-Cola Co.	2,689	123,076
		313,607
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	309	56,989
CVS Health Corp.	708	54,233
Kroger Co.	626	16,188
Sysco Corp.	338	19,513
Wal-Mart Stores, Inc.	1,026	99,758
Walgreens Boots Alliance, Inc.	605	44,020
		290,701
Food Products - 1.2%
Archer Daniels Midland Co.	391	15,593
Campbell Soup Co.	143	7,050
ConAgra Foods, Inc.	287	10,714
General Mills, Inc.	400	22,624
Hormel Foods Corp.	199	7,254
Kellogg Co.	173	11,446
McCormick & Co., Inc. (non-vtg.)	88	8,992
Mondelez International, Inc.	1,047	44,958
The Hershey Co.	100	11,093
The J.M. Smucker Co.	82	9,567
The Kraft Heinz Co.	413	33,606
Tyson Foods, Inc. Class A	201	16,532
		199,429
Household Products - 1.6%
Church & Dwight Co., Inc.	168	7,911
Clorox Co.	90	12,536
Colgate-Palmolive Co.	614	44,484
Kimberly-Clark Corp.	247	29,581
Procter & Gamble Co.	1,786	160,722
		255,234
Personal Products - 0.2%
Coty, Inc. Class A	314	5,410
Estee Lauder Companies, Inc. Class A	156	19,473
		24,883
Tobacco - 1.2%
Altria Group, Inc.	1,344	91,164
Philip Morris International, Inc.	1,088	111,792
		202,956

TOTAL CONSUMER STAPLES		1,286,810

ENERGY - 5.7%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	300	8,919
Halliburton Co.	609	25,444
Helmerich & Payne, Inc.	71	4,159
National Oilwell Varco, Inc.	268	8,991
Schlumberger Ltd.	970	60,965
TechnipFMC PLC	319	9,136
		117,614
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.	390	18,755
Andeavor	104	10,969
Apache Corp.	270	11,294
Cabot Oil & Gas Corp.	322	9,322
Chesapeake Energy Corp. (a)	630	2,564
Chevron Corp.	1,329	158,138
Cimarex Energy Co.	67	7,779
Concho Resources, Inc. (a)	103	14,406
ConocoPhillips Co.	847	43,095
Devon Energy Corp.	366	14,102
EOG Resources, Inc.	402	41,133
EQT Corp.	173	10,311
Exxon Mobil Corp.	2,967	247,121
Hess Corp.	198	9,084
Kinder Morgan, Inc.	1,339	23,071
Marathon Oil Corp.	595	8,830
Marathon Petroleum Corp.	352	22,046
Newfield Exploration Co. (a)	130	4,021
Noble Energy, Inc.	339	8,916
Occidental Petroleum Corp.	532	37,506
ONEOK, Inc.	265	13,754
Phillips 66 Co.	299	29,170
Pioneer Natural Resources Co.	118	18,413
Range Resources Corp.	160	2,883
The Williams Companies, Inc.	576	16,733
Valero Energy Corp.	308	26,371
		809,787

TOTAL ENERGY		927,401

FINANCIALS - 14.4%
Banks - 6.4%
Bank of America Corp.	6,878	193,753
BB&T Corp.	562	27,774
Citigroup, Inc.	1,909	144,130
Citizens Financial Group, Inc.	349	14,204
Comerica, Inc.	122	10,164
Fifth Third Bancorp	513	15,652
Huntington Bancshares, Inc.	784	11,290
JPMorgan Chase & Co.	2,462	257,328
KeyCorp	757	14,368
M&T Bank Corp.	106	17,909
Peoples United Financial, Inc.	250	4,755
PNC Financial Services Group, Inc.	333	46,806
Regions Financial Corp.	832	13,803
SunTrust Banks, Inc.	334	20,584
U.S. Bancorp	1,116	61,547
Wells Fargo & Co.	3,129	176,695
Zions Bancorporation	143	7,086
		1,037,848
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	39	7,748
Ameriprise Financial, Inc.	104	16,976
Bank of New York Mellon Corp.	721	39,468
BlackRock, Inc. Class A	88	44,105
Brighthouse Financial, Inc.	65	3,821
CBOE Holdings, Inc.	78	9,628
Charles Schwab Corp.	830	40,496
CME Group, Inc.	237	35,441
E*TRADE Financial Corp. (a)	203	9,772
Franklin Resources, Inc.	230	9,971
Goldman Sachs Group, Inc.	251	62,158
IntercontinentalExchange, Inc.	410	29,295
Invesco Ltd.	285	10,308
Moody's Corp.	116	17,611
Morgan Stanley	986	50,887
Northern Trust Corp.	150	14,667
Raymond James Financial, Inc.	86	7,594
S&P Global, Inc.	179	29,621
State Street Corp.	261	24,886
T. Rowe Price Group, Inc.	167	17,188
The NASDAQ OMX Group, Inc.	86	6,808
		488,449
Consumer Finance - 0.8%
American Express Co.	511	49,930
Capital One Financial Corp.	338	31,096
Discover Financial Services	261	18,427
Navient Corp.	187	2,358
Synchrony Financial	522	18,735
		120,546
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	1,347	259,984
Leucadia National Corp.	240	6,314
		266,298
Insurance - 2.6%
AFLAC, Inc.	276	24,189
Allstate Corp.	252	25,870
American International Group, Inc.	630	37,775
Aon PLC	177	24,819
Arthur J. Gallagher & Co.	133	8,755
Assurant, Inc.	37	3,732
Chubb Ltd.	328	49,892
Cincinnati Financial Corp.	100	7,473
Everest Re Group Ltd.	30	6,588
Hartford Financial Services Group, Inc.	254	14,590
Lincoln National Corp.	156	11,942
Loews Corp.	195	9,805
Marsh & McLennan Companies, Inc.	357	29,963
MetLife, Inc.	741	39,777
Principal Financial Group, Inc.	188	13,309
Progressive Corp.	404	21,485
Prudential Financial, Inc.	298	34,520
The Travelers Companies, Inc.	192	26,029
Torchmark Corp.	74	6,575
Unum Group	161	9,116
Willis Group Holdings PLC	93	14,954
XL Group Ltd.	180	6,988
		428,146

TOTAL FINANCIALS		2,341,287

HEALTH CARE - 13.7%
Biotechnology - 2.7%
AbbVie, Inc.	1,118	108,357
Alexion Pharmaceuticals, Inc. (a)	155	17,021
Amgen, Inc.	513	90,114
Biogen, Inc. (a)	147	47,359
Celgene Corp. (a)	545	54,952
Gilead Sciences, Inc.	910	68,050
Incyte Corp. (a)	120	11,879
Regeneron Pharmaceuticals, Inc. (a)	53	19,179
Vertex Pharmaceuticals, Inc. (a)	175	25,251
		442,162
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	1,226	69,110
Align Technology, Inc. (a)	50	13,044
Baxter International, Inc.	349	22,870
Becton, Dickinson & Co.	159	36,285
Boston Scientific Corp. (a)	955	25,097
C.R. Bard, Inc.	52	17,469
Danaher Corp.	426	40,197
Dentsply Sirona, Inc.	163	10,923
Edwards Lifesciences Corp. (a)	147	17,228
Hologic, Inc. (a)	189	7,885
IDEXX Laboratories, Inc. (a)	61	9,541
Intuitive Surgical, Inc. (a)	78	31,183
Medtronic PLC	944	77,531
ResMed, Inc.	103	8,796
Stryker Corp.	224	34,944
The Cooper Companies, Inc.	34	8,200
Varian Medical Systems, Inc. (a)	66	7,376
Zimmer Biomet Holdings, Inc.	141	16,511
		454,190
Health Care Providers & Services - 2.8%
Aetna, Inc.	231	41,622
AmerisourceBergen Corp.	113	9,585
Anthem, Inc.	183	42,998
Cardinal Health, Inc.	221	13,081
Centene Corp. (a)	122	12,455
Cigna Corp.	175	37,053
DaVita HealthCare Partners, Inc. (a)	112	6,839
Envision Healthcare Corp. (a)	90	2,874
Express Scripts Holding Co. (a)	403	26,268
HCA Holdings, Inc. (a)	202	17,170
Henry Schein, Inc. (a)	109	7,788
Humana, Inc.	101	26,347
Laboratory Corp. of America Holdings (a)	72	11,395
McKesson Corp.	147	21,718
Patterson Companies, Inc.	53	1,937
Quest Diagnostics, Inc.	99	9,748
UnitedHealth Group, Inc.	678	154,699
Universal Health Services, Inc. Class B	65	7,043
		450,620
Health Care Technology - 0.1%
Cerner Corp. (a)	219	15,481
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	223	15,441
Illumina, Inc. (a)	102	23,463
Mettler-Toledo International, Inc. (a)	18	11,326
PerkinElmer, Inc.	72	5,305
Quintiles Transnational Holdings, Inc. (a)	108	11,017
Thermo Fisher Scientific, Inc.	279	53,780
Waters Corp. (a)	57	11,239
		131,571
Pharmaceuticals - 4.5%
Allergan PLC	233	40,502
Bristol-Myers Squibb Co.	1,142	72,163
Eli Lilly & Co.	674	57,047
Johnson & Johnson	1,880	261,940
Merck & Co., Inc.	1,919	106,063
Mylan N.V. (a)	374	13,662
Perrigo Co. PLC	92	8,023
Pfizer, Inc.	4,189	151,893
Zoetis, Inc. Class A	342	24,723
		736,016

TOTAL HEALTH CARE		2,230,040

INDUSTRIALS - 9.8%
Aerospace & Defense - 2.4%
Arconic, Inc.	304	7,481
General Dynamics Corp.	194	40,189
L3 Technologies, Inc.	55	10,922
Lockheed Martin Corp.	177	56,484
Northrop Grumman Corp.	121	37,195
Raytheon Co.	202	38,612
Rockwell Collins, Inc.	113	14,951
Textron, Inc.	184	10,251
The Boeing Co.	390	107,952
TransDigm Group, Inc.	34	9,649
United Technologies Corp.	517	62,790
		396,476
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	94	8,145
Expeditors International of Washington, Inc.	127	8,227
FedEx Corp.	172	39,811
United Parcel Service, Inc. Class B	481	58,417
		114,600
Airlines - 0.5%
Alaska Air Group, Inc.	81	5,603
American Airlines Group, Inc.	303	15,298
Delta Air Lines, Inc.	466	24,661
Southwest Airlines Co.	384	23,297
United Continental Holdings, Inc. (a)	184	11,651
		80,510
Building Products - 0.3%
A.O. Smith Corp.	97	6,152
Allegion PLC	63	5,301
Fortune Brands Home & Security, Inc.	110	7,526
Johnson Controls International PLC	651	24,504
Masco Corp.	226	9,698
		53,181
Commercial Services & Supplies - 0.3%
Cintas Corp.	60	9,446
Republic Services, Inc.	166	10,780
Stericycle, Inc. (a)	57	3,780
Waste Management, Inc.	283	23,277
		47,283
Construction & Engineering - 0.1%
Fluor Corp.	107	5,180
Jacobs Engineering Group, Inc.	83	5,447
Quanta Services, Inc. (a)	117	4,434
		15,061
Electrical Equipment - 0.6%
Acuity Brands, Inc.	31	5,314
AMETEK, Inc.	163	11,848
Eaton Corp. PLC	310	24,112
Emerson Electric Co.	445	28,845
Fortive Corp.	213	15,900
Rockwell Automation, Inc.	89	17,184
		103,203
Industrial Conglomerates - 1.9%
3M Co.	419	101,876
General Electric Co.	6,070	111,020
Honeywell International, Inc.	538	83,906
Roper Technologies, Inc.	71	18,972
		315,774
Machinery - 1.6%
Caterpillar, Inc.	412	58,154
Cummins, Inc.	110	18,414
Deere & Co.	223	33,419
Dover Corp.	112	10,944
Flowserve Corp.	90	3,832
Illinois Tool Works, Inc.	216	36,558
Ingersoll-Rand PLC	177	15,509
PACCAR, Inc.	245	17,231
Parker Hannifin Corp.	93	17,437
Pentair PLC	124	8,824
Snap-On, Inc.	41	6,947
Stanley Black & Decker, Inc.	107	18,150
Xylem, Inc.	120	8,321
		253,740
Professional Services - 0.3%
Equifax, Inc.	84	9,586
IHS Markit Ltd. (a)	254	11,333
Nielsen Holdings PLC	223	8,189
Robert Half International, Inc.	93	5,305
Verisk Analytics, Inc. (a)	109	10,510
		44,923
Road & Rail - 0.9%
CSX Corp.	637	35,513
J.B. Hunt Transport Services, Inc.	57	6,335
Kansas City Southern	71	7,962
Norfolk Southern Corp.	202	28,003
Union Pacific Corp.	559	70,714
		148,527
Trading Companies & Distributors - 0.2%
Fastenal Co.	202	10,583
United Rentals, Inc. (a)	58	9,250
W.W. Grainger, Inc.	37	8,188
		28,021

TOTAL INDUSTRIALS		1,601,299

INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 1.0%
Cisco Systems, Inc.	3,507	130,811
F5 Networks, Inc. (a)	43	5,771
Harris Corp.	85	12,283
Juniper Networks, Inc.	266	7,384
Motorola Solutions, Inc.	117	11,011
		167,260
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	212	19,205
Corning, Inc.	630	20,406
FLIR Systems, Inc.	103	4,798
TE Connectivity Ltd.	246	23,232
		67,641
Internet Software & Services - 4.7%
Akamai Technologies, Inc. (a)	124	6,917
Alphabet, Inc.:
Class A (a)	209	216,560
Class C (a)	211	215,518
eBay, Inc. (a)	695	24,096
Facebook, Inc. Class A (a)	1,659	293,942
VeriSign, Inc. (a)	60	6,906
		763,939
IT Services - 4.0%
Accenture PLC Class A	430	63,644
Alliance Data Systems Corp.	34	8,135
Automatic Data Processing, Inc.	309	35,368
Cognizant Technology Solutions Corp. Class A	411	29,707
CSRA, Inc.	112	3,240
DXC Technology Co.	198	19,036
Fidelity National Information Services, Inc.	231	21,790
Fiserv, Inc. (a)	147	19,323
Gartner, Inc. (a)	63	7,616
Global Payments, Inc.	109	10,961
IBM Corp.	604	92,998
MasterCard, Inc. Class A	656	98,708
Paychex, Inc.	223	15,010
PayPal Holdings, Inc. (a)	787	59,600
The Western Union Co.	342	6,734
Total System Services, Inc.	122	9,072
Visa, Inc. Class A	1,284	144,566
		645,508
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (a)	592	6,447
Analog Devices, Inc.	255	21,958
Applied Materials, Inc.	741	39,103
Broadcom Ltd.	285	79,213
Intel Corp.	3,291	147,568
KLA-Tencor Corp.	111	11,349
Lam Research Corp.	113	21,733
Microchip Technology, Inc.	161	14,005
Micron Technology, Inc. (a)	775	32,852
NVIDIA Corp.	418	83,897
Qorvo, Inc. (a)	92	7,045
Qualcomm, Inc.	1,029	68,264
Skyworks Solutions, Inc.	127	13,302
Texas Instruments, Inc.	700	68,103
Xilinx, Inc.	173	12,025
		626,864
Software - 5.2%
Activision Blizzard, Inc.	526	32,822
Adobe Systems, Inc. (a)	346	62,789
ANSYS, Inc. (a)	59	8,743
Autodesk, Inc. (a)	153	16,784
CA Technologies, Inc.	222	7,342
Cadence Design Systems, Inc. (a)	203	8,914
Citrix Systems, Inc. (a)	104	9,114
Electronic Arts, Inc. (a)	215	22,865
Intuit, Inc.	169	26,570
Microsoft Corp.	5,389	453,592
Oracle Corp.	2,116	103,811
Red Hat, Inc. (a)	123	15,591
Salesforce.com, Inc. (a)	475	49,552
Symantec Corp.	428	12,399
Synopsys, Inc. (a)	104	9,400
		840,288
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	3,615	621,229
Hewlett Packard Enterprise Co.	1,148	16,015
HP, Inc.	1,163	24,946
NetApp, Inc.	191	10,793
Seagate Technology LLC	202	7,789
Western Digital Corp.	205	16,166
Xerox Corp.	137	4,063
		701,001

TOTAL INFORMATION TECHNOLOGY		3,812,501

MATERIALS - 2.9%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	152	24,782
Albemarle Corp. U.S.	79	10,611
CF Industries Holdings, Inc.	153	5,733
DowDuPont, Inc.	1,639	117,942
Eastman Chemical Co.	102	9,422
Ecolab, Inc.	182	24,737
FMC Corp.	90	8,496
International Flavors & Fragrances, Inc.	55	8,549
LyondellBasell Industries NV Class A	227	23,767
Monsanto Co.	306	36,212
PPG Industries, Inc.	179	20,916
Praxair, Inc.	200	30,784
Sherwin-Williams Co.	57	22,767
The Mosaic Co.	232	5,635
		350,353
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	44	9,169
Vulcan Materials Co.	93	11,685
		20,854
Containers & Packaging - 0.4%
Avery Dennison Corp.	64	7,304
Ball Corp.	245	9,778
International Paper Co.	288	16,304
Packaging Corp. of America	64	7,590
Sealed Air Corp.	134	6,439
WestRock Co.	183	11,421
		58,836
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (a)	938	13,057
Newmont Mining Corp.	371	13,723
Nucor Corp.	223	12,823
		39,603

TOTAL MATERIALS		469,646

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	67	8,513
American Tower Corp.	299	43,035
Apartment Investment & Management Co. Class A	110	4,850
AvalonBay Communities, Inc.	96	17,408
Boston Properties, Inc.	107	13,416
Crown Castle International Corp.	283	31,979
Digital Realty Trust, Inc.	142	16,571
Duke Realty Corp.	248	6,976
Equinix, Inc.	54	25,082
Equity Residential (SBI)	256	17,106
Essex Property Trust, Inc.	46	11,362
Extra Space Storage, Inc.	85	7,256
Federal Realty Investment Trust (SBI)	53	7,007
General Growth Properties, Inc.	448	10,528
HCP, Inc.	344	9,095
Host Hotels & Resorts, Inc.	538	10,647
Iron Mountain, Inc.	188	7,684
Kimco Realty Corp.	278	5,149
Mid-America Apartment Communities, Inc.	79	8,093
Prologis, Inc.	370	24,505
Public Storage	105	22,378
Realty Income Corp.	194	10,728
Regency Centers Corp.	104	7,052
SBA Communications Corp. Class A (a)	84	14,259
Simon Property Group, Inc.	217	35,100
SL Green Realty Corp.	69	7,054
The Macerich Co.	81	5,245
UDR, Inc.	185	7,276
Ventas, Inc.	248	15,874
Vornado Realty Trust	120	9,314
Welltower, Inc.	257	17,337
Weyerhaeuser Co.	524	18,539
		456,418
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	223	9,669

TOTAL REAL ESTATE		466,087

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	4,302	156,507
CenturyLink, Inc.	650	9,484
Verizon Communications, Inc.	2,858	145,444
		311,435
UTILITIES - 3.1%
Electric Utilities - 1.9%
Alliant Energy Corp.	160	7,218
American Electric Power Co., Inc.	353	27,403
Duke Energy Corp.	495	44,144
Edison International	226	18,367
Entergy Corp.	126	10,896
Eversource Energy	219	14,202
Exelon Corp.	668	27,862
FirstEnergy Corp.	318	10,857
NextEra Energy, Inc.	328	51,837
PG&E Corp.	357	19,364
Pinnacle West Capital Corp.	77	7,069
PPL Corp.	476	17,455
Southern Co.	696	35,635
Xcel Energy, Inc.	351	18,115
		310,424
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	222	6,138
The AES Corp.	459	4,856
		10,994
Multi-Utilities - 1.0%
Ameren Corp.	173	11,065
CenterPoint Energy, Inc.	301	9,033
CMS Energy Corp.	195	9,731
Consolidated Edison, Inc.	215	19,144
Dominion Resources, Inc.	447	37,606
DTE Energy Co.	124	14,331
NiSource, Inc.	241	6,635
Public Service Enterprise Group, Inc.	352	18,677
SCANA Corp.	91	3,928
Sempra Energy	175	21,173
WEC Energy Group, Inc.	218	15,149
		166,472
Water Utilities - 0.1%
American Water Works Co., Inc.	127	11,628

TOTAL UTILITIES		499,518

TOTAL COMMON STOCKS
(Cost $15,139,432)		15,866,439

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.13% (b)
(Cost $435,982)	435,895	435,982
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $15,575,414)		16,302,421
NET OTHER ASSETS (LIABILITIES) - (0.3)%(c)		(52,575)
NET ASSETS - 100%		$16,249,846

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3	Dec. 2017	$397,185	$12,809	$12,809

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $13,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,291
Total	$1,291

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2018